UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2020

Date of reporting period: October 31, 2019

Item 1.     Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

OCTOBER 31, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Dow Jones U.S. ETF | IYY | NYSE Arca
•	iShares Transportation Average ETF | IYT | Cboe BZX
•	iShares U.S. Energy ETF | IYE | NYSE Arca
•	iShares U.S. Healthcare ETF | IYH | NYSE Arca
•	iShares U.S. Technology ETF | IYW | NYSE Arca
•	iShares U.S. Utilities ETF | IDU | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of October 31, 2019	iShares® Dow Jones U.S. ETF

Investment Objective

The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones U.S. IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.55%	13.70%	10.22%	13.44%	13.70%	62.68%	252.89%
Fund Market	3.61	13.71	10.23	13.45	13.71	62.78	253.22
Index	3.64	13.88	10.41	13.65	13.88	64.11	259.57

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,035.50	$1.02		$1,000.00	$1,024.10	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	22.1%
Health Care	13.6
Financials	13.4
Consumer Discretionary	10.1
Communication Services	9.9
Industrials	9.7
Consumer Staples	6.8
Real Estate	4.1
Energy	4.0
Utilities	3.5
Materials	2.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	3.8%
Apple Inc.	3.7
Amazon. com Inc.	2.6
Facebook Inc., Class A.	1.6
Berkshire Hathaway Inc., Class B	1.5
JPMorgan Chase & Co.	1.4
Alphabet Inc., Class C	1.3
Alphabet Inc., Class A	1.3
Johnson & Johnson.	1.2
Procter & Gamble Co. (The).	1.1

FUND SUMMARY	3

Fund Summary as of October 31, 2019	iShares® Transportation Average ETF

Investment Objective

The iShares Transportation Average ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the Dow Jones Transportation Average IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.58)%	4.36%	4.96%	12.58%	4.36%	27.41%	227.04%
Fund Market	(2.56)	4.40	4.96	12.58	4.40	27.41	227.14
Index	(2.33)	4.78	5.23	12.97	4.78	29.02	238.67

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$974.20	$2.13		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Road & Rail	50.3%
Air Freight & Logistics	22.5
Airlines	20.4
Marine	6.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Norfolk Southern Corp.	10.4%
Union Pacific Corp.	9.5
FedEx Corp.	8.7
Kansas City Southern	7.9
JB Hunt Transport Services Inc.	6.7
Landstar System Inc.	6.3
United Airlines Holdings Inc.	4.7
United Parcel Service Inc., Class B	4.7
Kirby Corp.	4.6
CH Robinson Worldwide Inc.	4.6

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® U.S. Energy ETF

Investment Objective

The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Dow Jones U.S. Oil & Gas IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(12.33)%	(13.67)%	(6.48)%	1.68%	(13.67)%	(28.46)%	18.17%
Fund Market	(12.25)	(13.62)	(6.47)	1.69	(13.62)	(28.43)	18.28
Index	(12.16)	(13.34)	(6.12)	2.09	(13.34)	(27.08)	23.00

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$876.70	$2.03		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil, Gas & Consumable Fuels	89.9%
Energy Equipment & Services	9.0
Other (each representing less than 1%)	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Exxon Mobil Corp.	24.5%
Chevron Corp.	18.9
ConocoPhillips	5.2
Phillips 66	4.5
Schlumberger Ltd.	3.9
Marathon Petroleum Corp.	3.6
EOG Resources Inc.	3.4
Valero Energy Corp.	3.4
Kinder Morgan Inc./DE	3.3
Occidental Petroleum Corp.	3.1

FUND SUMMARY	5

Fund Summary as of October 31, 2019	iShares® U.S. Healthcare ETF

Investment Objective

The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the Dow Jones U.S. Health Care IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.05%	7.45%	8.56%	14.91%	7.45%	50.76%	301.57%
Fund Market	6.10	7.49	8.57	14.93	7.49	50.87	302.09
Index	6.25	7.78	8.99	15.38	7.78	53.78	318.29

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,060.50	$2.23		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Pharmaceuticals	29.9%
Health Care Equipment & Supplies	26.1
Biotechnology	18.3
Health Care Providers & Services	18.2
Life Sciences Tools & Services	7.4
Health Care Technology	0.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Johnson & Johnson	9.1%
UnitedHealth Group Inc.	6.3
Merck & Co. Inc.	5.8
Pfizer Inc.	5.6
Abbott Laboratories	3.9
Medtronic PLC	3.8
Amgen Inc.	3.3
Thermo Fisher Scientific Inc.	3.2
AbbVie Inc.	3.1
Eli Lilly & Co.	2.5

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® U.S. Technology ETF

Investment Objective

The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Dow Jones U.S. Technology Capped (TR) IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.72%	20.41%	17.04%	16.27%	20.41%	119.58%	351.43%
Fund Market	4.77	20.45	17.05	16.28	20.45	119.70	352.07
Index(a)	4.97	20.81	17.56	16.70	20.81	124.52	368.55
Dow Jones U.S. Technology Total Return Index	4.92	20.75	17.55	16.70	20.75	124.40	368.31
Dow Jones U.S. Technology Capped (TR) IndexTM(b)	4.90	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Technology Total Return Index. Index performance beginning on June 24, 2019 reflects the performance of the Dow Jones U.S. Technology Capped (TR) IndexTM, which, effective as of June 24, 2019, replaced Dow Jones U.S. Technology Total Return Index as the underlying index of the fund.

(b)	The inception date of the Dow Jones U.S. Technology Capped (TR) IndexTM was April 15, 2019.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,047.20	$2.21		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	32.9%
Semiconductors & Semiconductor Equipment	18.7
Technology Hardware, Storage & Peripherals	18.6
Interactive Media & Services	17.5
IT Services	5.1
Communications Equipment	4.8
Other (each representing less than 1%)	2.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	17.3%
Apple Inc.	16.7
Alphabet Inc., Class C	6.0
Alphabet Inc., Class A	6.0
Facebook Inc., Class A	4.5
Intel Corp.	4.2
Cisco Systems Inc.	3.4
salesforce. com Inc.	2.3
Adobe Inc.	2.3
NVIDIA Corp.	2.0

FUND SUMMARY	7

Fund Summary as of October 31, 2019	iShares® U.S. Utilities ETF

Investment Objective

The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Dow Jones U.S. Utilities IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.14%	22.32%	10.62%	12.66%	22.32%	65.64%	229.42%
Fund Market	10.17	22.30	10.62	12.67	22.30	65.65	229.55
Index	10.39	22.89	11.11	13.17	22.89	69.33	244.71

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,101.40	$2.27		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	57.6%
Multi-Utilities	30.8
Gas Utilities	4.9
Independent Power and Renewable Electricity Producers	3.4
Water Utilities	3.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
NextEra Energy Inc.	11.8%
Duke Energy Corp.	7.0
Dominion Energy Inc.	6.9
Southern Co. (The)	6.7
American Electric Power Co. Inc.	4.7
Exelon Corp.	4.5
Sempra Energy	4.0
Xcel Energy Inc.	3.4
Public Service Enterprise Group Inc.	3.3
Consolidated Edison Inc.	3.1

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (unaudited) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Arconic Inc.	16,349	$449,107
Axon Enterprise Inc.(a)	2,415	123,479
Boeing Co. (The)	22,505	7,649,675
BWX Technologies Inc.	3,985	231,529
Curtiss-Wright Corp.	1,772	239,663
General Dynamics Corp.	9,880	1,746,784
HEICO Corp.	1,671	206,101
HEICO Corp., Class A	2,979	283,809
Hexcel Corp.	3,612	269,527
Huntington Ingalls Industries Inc.	1,734	391,294
L3Harris Technologies Inc.	9,382	1,935,600
Lockheed Martin Corp.	10,476	3,946,100
Mercury Systems Inc.(a)	2,341	172,438
Moog Inc., Class A	1,338	112,004
Northrop Grumman Corp.	6,643	2,341,525
Raytheon Co.	11,756	2,494,741
Spirit AeroSystems Holdings Inc., Class A	4,393	359,435
Teledyne Technologies Inc.(a)	1,547	509,891
Textron Inc.	9,627	443,708
TransDigm Group Inc.	2,095	1,102,557
United Technologies Corp.	34,172	4,906,416

		29,915,383

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	5,665	428,501
Expeditors International of Washington Inc.	7,274	530,565
FedEx Corp.	10,116	1,544,308
United Parcel Service Inc., Class B	29,452	3,391,987
XPO Logistics Inc.(a)	3,862	295,057

		6,190,418

Airlines — 0.4%
Alaska Air Group Inc.	5,284	366,868
Allegiant Travel Co.	539	90,191
American Airlines Group Inc.	16,620	499,597
Delta Air Lines Inc.	24,423	1,345,219
JetBlue Airways Corp.(a)	12,656	244,261
Southwest Airlines Co.	20,417	1,146,006
Spirit Airlines Inc.(a)	2,869	107,760
United Airlines Holdings Inc.(a)	9,247	839,997

		4,639,899

Auto Components — 0.2%
Adient PLC	3,540	75,012
Aptiv PLC	10,813	968,304
Autoliv Inc.	3,313	257,884
BorgWarner Inc.	8,647	360,407
Dana Inc.	6,107	99,117
Gentex Corp.	10,775	302,239
Goodyear Tire & Rubber Co. (The)	9,902	157,145
Lear Corp.	2,344	276,053
Veoneer Inc.(a)(b)	3,932	62,597

		2,558,758

Automobiles — 0.5%
Ford Motor Co.	164,678	1,414,584
General Motors Co.	53,039	1,970,929
Harley-Davidson Inc.	6,727	261,748
Tesla Inc.(a)(b)	5,973	1,881,017
Thor Industries Inc.	2,427	153,532

		5,681,810

Security	Shares	Value

Banks — 5.5%
Associated Banc-Corp.	6,968	$140,126
BancorpSouth Bank	3,925	120,380
Bank of America Corp.	352,683	11,028,397
Bank of Hawaii Corp.	1,741	152,007
Bank OZK	5,253	147,399
BankUnited Inc.	4,105	140,802
BB&T Corp.	32,308	1,713,939
BOK Financial Corp.	1,322	101,992
Cathay General Bancorp.	3,092	109,982
CIT Group Inc.	4,142	177,650
Citigroup Inc.	95,104	6,834,173
Citizens Financial Group Inc.	18,870	663,469
Comerica Inc.	6,291	411,557
Commerce Bancshares Inc.	4,225	271,921
Cullen/Frost Bankers Inc.	2,406	216,733
East West Bancorp. Inc.	6,119	262,628
Fifth Third Bancorp.	30,926	899,328
First Citizens BancShares Inc./NC, Class A	360	177,091
First Financial Bankshares Inc.	5,854	194,821
First Hawaiian Inc.	5,625	153,731
First Horizon National Corp.	13,353	213,247
First Republic Bank/CA.	7,100	755,156
FNB Corp.	13,813	166,585
Fulton Financial Corp.	7,205	122,917
Glacier Bancorp. Inc.	3,695	156,372
Hancock Whitney Corp.	3,900	152,100
Home BancShares Inc./AR	6,487	119,880
Huntington Bancshares Inc./OH	44,107	623,232
IBERIABANK Corp.	2,189	160,651
International Bancshares Corp.	2,434	99,697
Investors Bancorp. Inc.	9,595	115,620
JPMorgan Chase & Co.	134,611	16,815,606
KeyCorp.	42,386	761,676
M&T Bank Corp.	5,642	883,142
PacWest Bancorp.	5,071	187,576
People’s United Financial Inc.	18,670	301,894
Pinnacle Financial Partners Inc.	3,032	178,342
PNC Financial Services Group Inc. (The)	18,708	2,744,464
Popular Inc.	4,145	225,737
Prosperity Bancshares Inc.	3,992	275,528
Regions Financial Corp.	41,911	674,767
Signature Bank/New York NY.	2,269	268,468
Sterling Bancorp./DE.	8,601	169,010
SunTrust Banks Inc.	18,675	1,276,250
SVB Financial Group(a)	2,191	485,263
Synovus Financial Corp.	6,607	223,779
TCF Financial Corp.	6,434	254,722
Texas Capital Bancshares Inc.(a)	2,110	114,067
Trustmark Corp.	2,597	89,129
U.S. Bancorp.	60,475	3,448,285
UMB Financial Corp.	1,807	117,925
Umpqua Holdings Corp.	9,291	146,984
United Bankshares Inc./WV	4,282	169,310
Valley National Bancorp.	13,729	158,982
Webster Financial Corp.	3,875	170,888
Wells Fargo & Co.	168,798	8,715,041
Western Alliance Bancorp.	4,067	200,625
Wintrust Financial Corp.	2,426	154,827
Zions Bancorp. N.A.	7,469	362,022

		66,177,892

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages — 1.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)	388	$145,291
Brown-Forman Corp., Class B, NVS	7,682	503,325
Coca-Cola Co. (The)	162,015	8,818,477
Constellation Brands Inc., Class A	7,025	1,337,068
Keurig Dr Pepper Inc.	11,280	317,645
Molson Coors Brewing Co., Class B	7,902	416,593
Monster Beverage Corp.(a)	16,226	910,765
National Beverage Corp.(b)	503	22,112
PepsiCo Inc.	58,861	8,073,963

		20,545,239

Biotechnology — 2.4%
AbbVie Inc.	62,286	4,954,851
ACADIA Pharmaceuticals Inc.(a)	4,451	188,767
Agios Pharmaceuticals Inc.(a)(b)	2,083	62,657
Alexion Pharmaceuticals Inc.(a)	9,497	1,000,984
Alkermes PLC(a)	6,436	125,695
Allogene Therapeutics Inc.(a)(b)	2,159	62,179
Alnylam Pharmaceuticals Inc.(a)	4,694	407,158
Amgen Inc.	25,261	5,386,908
Biogen Inc.(a)	7,775	2,322,470
BioMarin Pharmaceutical Inc.(a)	7,591	555,737
Bluebird Bio Inc.(a)(b)	2,315	187,515
Blueprint Medicines Corp.(a)	2,073	142,705
Celgene Corp.(a)	29,899	3,229,989
Exact Sciences Corp.(a)	5,426	472,062
Exelixis Inc.(a)	12,630	195,134
FibroGen Inc.(a)	3,418	133,815
Gilead Sciences Inc.	53,412	3,402,879
Immunomedics Inc.(a)(b)	7,318	117,088
Incyte Corp.(a)	7,545	633,176
Intercept Pharmaceuticals Inc.(a)(b)	230	16,739
Ionis Pharmaceuticals Inc.(a)	5,396	300,665
Medicines Co. (The)(a)(b)	3,166	166,183
Moderna Inc.(a)(b)	8,640	144,720
Myriad Genetics Inc.(a)	3,143	105,825
Neurocrine Biosciences Inc.(a)	3,893	387,315
Portola Pharmaceuticals Inc.(a)(b)	2,860	82,683
Regeneron Pharmaceuticals Inc.(a)	3,379	1,034,920
Repligen Corp.(a)	1,958	155,641
Sage Therapeutics Inc.(a)(b)	2,173	294,767
Sarepta Therapeutics Inc.(a)(b)	2,932	243,532
Seattle Genetics Inc.(a)	4,775	512,835
Ultragenyx Pharmaceutical Inc.(a)(b)	2,207	88,589
United Therapeutics Corp.(a)	1,851	166,294
Vertex Pharmaceuticals Inc.(a)	10,810	2,113,139

		29,395,616

Building Products — 0.3%
Allegion PLC	3,976	461,375
AO Smith Corp.	5,790	287,647
Armstrong World Industries Inc.	2,084	194,917
Fortune Brands Home & Security Inc.	5,878	352,974
Johnson Controls International PLC	33,642	1,457,708
Lennox International Inc.	1,505	372,277
Masco Corp.	12,078	558,607
Owens Corning	4,683	286,974
Resideo Technologies Inc.(a)	5,115	48,746
Trex Co. Inc.(a)(b)	2,433	213,836

		4,235,061

Security	Shares	Value

Capital Markets — 2.7%
Affiliated Managers Group Inc.	2,186	$174,618
Ameriprise Financial Inc.	5,524	833,516
Bank of New York Mellon Corp. (The)	36,207	1,692,677
BlackRock Inc.(c)	4,930	2,276,181
Blackstone Group Inc. (The), Class A	27,916	1,484,015
Cboe Global Markets Inc.	4,754	547,423
Charles Schwab Corp. (The)	49,116	1,999,512
CME Group Inc.	15,102	3,107,237
E*TRADE Financial Corp.	10,084	421,410
Eaton Vance Corp., NVS	4,909	223,850
Evercore Inc., Class A	1,729	127,324
FactSet Research Systems Inc.	1,596	404,618
Federated Investors Inc., Class B	4,143	132,328
Franklin Resources Inc.	11,904	327,955
Goldman Sachs Group Inc. (The)	13,600	2,901,968
Interactive Brokers Group Inc., Class A	3,367	160,168
Intercontinental Exchange Inc.	23,657	2,231,328
Invesco Ltd.	16,259	273,476
Janus Henderson Group PLC	6,714	155,295
Lazard Ltd., Class A	5,614	209,571
Legg Mason Inc.	3,417	127,317
LPL Financial Holdings Inc.	3,409	275,584
MarketAxess Holdings Inc.	1,585	584,215
Moody’s Corp.	6,867	1,515,478
Morgan Stanley	53,000	2,440,650
Morningstar Inc.	867	140,315
MSCI Inc.	3,595	843,243
Nasdaq Inc.	4,843	483,186
Northern Trust Corp.	9,070	904,098
Raymond James Financial Inc.	5,216	435,484
S&P Global Inc.	10,383	2,678,710
SEI Investments Co.	5,393	323,149
State Street Corp.	15,657	1,034,458
Stifel Financial Corp.	2,842	159,095
T Rowe Price Group Inc.	9,924	1,149,199
TD Ameritrade Holding Corp.	11,222	430,700
Tradeweb Markets Inc., Class A	1,942	81,079
Virtu Financial Inc., Class A	3,121	52,932

		33,343,362

Chemicals — 1.9%
Air Products & Chemicals Inc.	9,303	1,983,958
Albemarle Corp.	4,490	272,723
Ashland Global Holdings Inc.	2,574	199,150
Axalta Coating Systems Ltd.(a)	8,732	257,507
Cabot Corp.	2,345	102,219
Celanese Corp.	5,223	632,766
CF Industries Holdings Inc.	9,100	412,685
Chemours Co. (The)	7,015	115,116
Corteva Inc.(a)	31,608	833,819
Dow Inc.(a)	31,358	1,583,265
DuPont de Nemours Inc.	31,473	2,074,385
Eastman Chemical Co.	5,845	444,454
Ecolab Inc.	10,569	2,029,988
Element Solutions Inc.(a)(b)	10,029	108,915
FMC Corp.	5,501	503,341
HB Fuller Co.	2,101	102,529
Huntsman Corp.	8,634	191,070
Ingevity Corp.(a)	1,812	152,589
International Flavors & Fragrances Inc.	4,507	549,899
Linde PLC	22,780	4,518,413

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	10,895	$977,281
Mosaic Co. (The)	14,754	293,309
NewMarket Corp.	312	151,473
Olin Corp.	6,845	125,537
PolyOne Corp.	3,279	105,092
PPG Industries Inc.	9,911	1,240,064
RPM International Inc.	5,485	397,279
Scotts Miracle-Gro Co. (The)	1,689	169,559
Sensient Technologies Corp.	1,719	107,541
Sherwin-Williams Co. (The)	3,465	1,983,089
Valvoline Inc.	7,795	166,345
Westlake Chemical Corp.	1,535	96,997
WR Grace & Co.	2,366	157,221

		23,039,578

Commercial Services & Supplies — 0.5%
ADT Inc.(b)	5,014	38,809
Brink’s Co. (The)	2,075	176,292
Cintas Corp.	3,503	941,151
Clean Harbors Inc.(a)	2,184	180,093
Copart Inc.(a)	8,442	697,647
Covanta Holding Corp.	4,820	69,601
Deluxe Corp.	1,711	88,681
Herman Miller Inc.	2,611	121,412
IAA Inc.(a)	5,585	213,068
KAR Auction Services Inc.	5,585	138,843
MSA Safety Inc.	1,462	175,542
Republic Services Inc.	8,934	781,814
Rollins Inc.	5,930	225,992
Stericycle Inc.(a)(b)	3,900	224,640
Tetra Tech Inc.	2,298	201,006
Waste Management Inc.	16,401	1,840,356

		6,114,947

Communications Equipment — 1.0%
Arista Networks Inc.(a)(b)	2,297	561,777
Ciena Corp.(a)	6,546	242,988
Cisco Systems Inc.	178,722	8,491,082
CommScope Holding Co. Inc.(a)(b)	8,109	90,821
EchoStar Corp., Class A(a)(b)	1,938	75,582
F5 Networks Inc.(a)	2,580	371,726
InterDigital Inc.	1,221	65,482
Juniper Networks Inc.	14,690	364,606
Lumentum Holdings Inc.(a)(b)	3,281	205,587
Motorola Solutions Inc.	6,955	1,156,756
NetScout Systems Inc.(a)	2,998	72,612
Ubiquiti Inc.(a)	551	69,751
ViaSat Inc.(a)	2,408	165,767
Viavi Solutions Inc.(a)	9,247	147,582

		12,082,119

Construction & Engineering — 0.1%
AECOM(a)	6,579	263,226
EMCOR Group Inc.	2,439	213,925
Fluor Corp.	5,751	92,649
Jacobs Engineering Group Inc.	5,718	535,090
MasTec Inc.(a)	2,519	158,546
Quanta Services Inc.	5,873	246,960
Valmont Industries Inc.	961	131,839

		1,642,235

Construction Materials — 0.1%
Eagle Materials Inc.	1,739	158,840

Security	Shares	Value

Construction Materials (continued)
Martin Marietta Materials Inc.	2,626	$687,776
Summit Materials Inc., Class A(a)(b)	5,007	114,810
Vulcan Materials Co.	5,601	800,215

		1,761,641

Consumer Finance — 0.7%
Ally Financial Inc.	16,478	504,721
American Express Co.	28,693	3,365,115
Capital One Financial Corp.	19,790	1,845,417
Credit Acceptance Corp.(a)(b)	587	256,994
Discover Financial Services	13,432	1,078,052
FirstCash Inc.	1,840	155,278
Green Dot Corp., Class A(a)	972	28,032
Navient Corp.	8,815	121,383
OneMain Holdings Inc.	3,095	123,800
Santander Consumer USA Holdings Inc.	4,333	108,672
SLM Corp.	17,636	148,848
Synchrony Financial	25,761	911,167

		8,647,479

Containers & Packaging — 0.5%
Amcor PLC(a)	68,195	649,216
AptarGroup Inc.	2,719	321,250
Avery Dennison Corp.	3,593	459,401
Ball Corp.	13,998	979,440
Berry Global Group Inc.(a)(b)	5,584	231,792
Crown Holdings Inc.(a)	5,715	416,281
Graphic Packaging Holding Co.	12,175	190,660
International Paper Co.	16,666	727,971
Owens-Illinois Inc.	6,280	53,380
Packaging Corp. of America	3,944	431,710
Sealed Air Corp.	6,428	268,498
Silgan Holdings Inc.	3,447	106,064
Sonoco Products Co.	4,327	249,668
Westrock Co.	10,863	405,950

		5,491,281

Distributors — 0.1%
Genuine Parts Co.	6,169	632,816
LKQ Corp.(a)	13,117	445,847
Pool Corp.	1,684	349,261

		1,427,924

Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	2,264	67,422
Bright Horizons Family Solutions Inc.(a)(b)	2,478	368,033
Chegg Inc.(a)(b)	4,797	147,076
frontdoor Inc.(a)	3,549	171,168
Graham Holdings Co., Class B	178	112,079
Grand Canyon Education Inc.(a)	2,039	187,506
H&R Block Inc.	8,452	211,216
Service Corp. International/U.S.	7,719	351,060
ServiceMaster Global Holdings Inc.(a)	5,631	227,380

		1,842,940

Diversified Financial Services — 1.5%
AXA Equitable Holdings Inc.	12,644	273,110
Berkshire Hathaway Inc., Class B(a)	82,550	17,548,479
Jefferies Financial Group Inc.	10,434	194,803
Voya Financial Inc.	5,924	319,659

		18,336,051

Diversified Telecommunication Services — 1.9%
AT&T Inc.	307,617	11,840,178

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
CenturyLink Inc.	41,433	$536,143
GCI Liberty Inc., Class A(a)	4,080	285,519
Verizon Communications Inc.	174,121	10,529,097
Zayo Group Holdings Inc.(a)	9,971	340,410

		23,531,347

Electric Utilities — 2.0%
ALLETE Inc.	2,186	188,127
Alliant Energy Corp.	10,062	536,707
American Electric Power Co. Inc.	20,851	1,968,126
Avangrid Inc.	2,306	115,415
Duke Energy Corp.	30,717	2,895,385
Edison International	15,113	950,608
El Paso Electric Co.	1,741	116,142
Entergy Corp.	8,392	1,019,460
Evergy Inc.	9,938	635,138
Eversource Energy	13,658	1,143,721
Exelon Corp.	40,801	1,856,038
FirstEnergy Corp.	22,790	1,101,213
Hawaiian Electric Industries Inc.	4,709	212,611
IDACORP Inc.	2,096	225,572
NextEra Energy Inc.	20,591	4,907,659
OGE Energy Corp.	8,386	361,101
Pinnacle West Capital Corp.	4,703	442,646
PNM Resources Inc.	3,345	174,442
Portland General Electric Co.	3,705	210,740
PPL Corp.	30,304	1,014,881
Southern Co. (The)	43,929	2,752,591
Xcel Energy Inc.	22,132	1,405,603

		24,233,926

Electrical Equipment — 0.5%
Acuity Brands Inc.	1,657	206,777
AMETEK Inc.	9,616	881,307
Eaton Corp. PLC	17,726	1,544,112
Emerson Electric Co.	25,829	1,811,904
EnerSys	1,720	114,999
Generac Holdings Inc.(a)	2,602	251,301
GrafTech International Ltd.	2,524	30,490
Hubbell Inc.	2,323	329,169
nVent Electric PLC	6,356	146,569
Regal Beloit Corp.	1,732	128,255
Rockwell Automation Inc.	4,938	849,287
Sensata Technologies Holding PLC(a)(b)	6,779	347,017

		6,641,187

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,565	1,260,646
Anixter International Inc.(a)	1,196	98,969
Arrow Electronics Inc.(a)	3,526	279,541
Avnet Inc.	4,436	175,488
Belden Inc.	1,739	89,176
CDW Corp./DE	6,108	781,274
Cognex Corp.	7,270	374,332
Coherent Inc.(a)	1,018	151,601
Corning Inc.	33,023	978,472
Dolby Laboratories Inc., Class A	2,698	173,562
FLIR Systems Inc.	5,758	296,883
IPG Photonics Corp.(a)	1,494	200,614
Itron Inc.(a)	1,520	115,915
Jabil Inc.	5,913	217,717
Keysight Technologies Inc.(a)	7,871	794,263

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse Inc.	1,026	$180,135
National Instruments Corp.	5,010	207,364
SYNNEX Corp.	1,700	200,158
TE Connectivity Ltd.	14,117	1,263,472
Tech Data Corp.(a)	1,515	184,073
Trimble Inc.(a)	10,580	421,507
Vishay Intertechnology Inc.	5,696	114,774
Zebra Technologies Corp., Class A(a)	2,267	539,251

		9,099,187

Energy Equipment & Services — 0.4%
Apergy Corp.(a)	3,197	80,468
Baker Hughes Co.	27,275	583,685
Core Laboratories NV	1,862	82,002
Halliburton Co.	36,645	705,416
Helmerich & Payne Inc.	4,575	171,563
National Oilwell Varco Inc.	16,251	367,598
Patterson-UTI Energy Inc.	8,048	66,959
Schlumberger Ltd.	58,119	1,899,910
TechnipFMC PLC	17,650	348,235
Transocean Ltd.(a)	24,272	115,292

		4,421,128

Entertainment — 1.7%
Activision Blizzard Inc.	32,347	1,812,402
Cinemark Holdings Inc.	4,632	169,531
Electronic Arts Inc.(a)	12,377	1,193,143
Liberty Media Corp.-Liberty Formula One, Class A(a)	973	39,338
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	8,617	366,223
Lions Gate Entertainment Corp., Class A	1,350	10,787
Lions Gate Entertainment Corp., Class B, NVS	1,604	12,014
Live Nation Entertainment Inc.(a)	5,844	412,002
Madison Square Garden Co. (The), Class A(a)	724	193,250
Netflix Inc.(a)	18,443	5,300,703
Roku Inc.(a)	3,606	530,803
Take-Two Interactive Software Inc.(a)	4,808	578,643
Viacom Inc., Class A	282	6,737
Viacom Inc., Class B, NVS	14,906	321,373
Walt Disney Co. (The)	75,836	9,852,613
World Wrestling Entertainment Inc., Class A	2,008	112,528
Zynga Inc., Class A(a)	39,742	245,208

		21,157,298

Equity Real Estate Investment Trusts (REITs) — 4.0%
Acadia Realty Trust	3,750	104,925
Alexandria Real Estate Equities Inc.	4,817	764,699
American Campus Communities Inc.	5,816	290,684
American Homes 4 Rent, Class A	10,868	287,676
American Tower Corp.	18,661	4,069,591
Americold Realty Trust(b)	8,089	324,288
Apartment Investment & Management Co., Class A	6,245	342,726
Apple Hospitality REIT Inc.	9,237	152,226
AvalonBay Communities Inc.	5,876	1,278,970
Boston Properties Inc.	6,067	832,392
Brandywine Realty Trust	7,663	117,091
Brixmor Property Group Inc.	12,545	276,241
Camden Property Trust	4,062	464,571
Colony Capital Inc.	20,242	113,355
Columbia Property Trust Inc.	4,847	99,460
CoreCivic Inc.	4,917	75,033
CoreSite Realty Corp.	1,532	180,010

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	4,514	$133,795
Cousins Properties Inc.	6,252	250,893
Crown Castle International Corp.	17,548	2,435,487
CubeSmart	7,974	252,776
CyrusOne Inc.	4,757	339,079
DiamondRock Hospitality Co.	8,105	80,888
Digital Realty Trust Inc.	8,732	1,109,313
Douglas Emmett Inc.	7,023	304,236
Duke Realty Corp.	15,303	537,747
EastGroup Properties Inc.	1,549	207,489
EPR Properties	3,239	251,962
Equinix Inc.	3,580	2,029,072
Equity Commonwealth	5,211	167,690
Equity LifeStyle Properties Inc.	7,619	532,873
Equity Residential	14,713	1,304,455
Essex Property Trust Inc.	2,751	899,935
Extra Space Storage Inc.	5,369	602,778
Federal Realty Investment Trust	2,942	400,141
First Industrial Realty Trust Inc.	5,299	223,141
Gaming and Leisure Properties Inc.	8,599	347,056
GEO Group Inc. (The)	5,028	76,526
Healthcare Realty Trust Inc.	5,486	190,748
Healthcare Trust of America Inc., Class A	8,604	266,724
Healthpeak Properties Inc.	20,727	779,750
Highwoods Properties Inc.	4,289	200,725
Host Hotels & Resorts Inc.	30,968	507,565
Hudson Pacific Properties Inc.	6,640	238,509
Invitation Homes Inc.	20,108	619,125
Iron Mountain Inc.	11,941	391,665
JBG SMITH Properties	5,034	202,669
Kilroy Realty Corp.	3,921	329,089
Kimco Realty Corp.	18,093	390,085
Lamar Advertising Co., Class A	3,703	296,277
Lexington Realty Trust	10,457	113,772
Liberty Property Trust	6,659	393,347
Life Storage Inc.	1,929	210,107
Macerich Co. (The)	4,494	123,585
Mack-Cali Realty Corp.	3,783	81,032
Medical Properties Trust Inc.	19,123	396,420
Mid-America Apartment Communities Inc.	4,776	663,816
National Health Investors Inc.	1,837	157,596
National Retail Properties Inc.	7,244	426,744
Omega Healthcare Investors Inc.	9,073	399,575
Outfront Media Inc.	6,161	162,096
Paramount Group Inc.	8,356	112,555
Park Hotels & Resorts Inc.	10,140	235,755
Pebblebrook Hotel Trust	5,522	141,971
Physicians Realty Trust	7,958	148,576
Piedmont Office Realty Trust Inc., Class A	5,288	118,663
PotlatchDeltic Corp.	2,948	125,202
Prologis Inc.	26,639	2,337,839
PS Business Parks Inc.	845	152,565
Public Storage	6,310	1,406,247
Rayonier Inc.	5,478	147,796
Realty Income Corp.	13,431	1,098,521
Regency Centers Corp.	7,012	471,487
Retail Properties of America Inc., Class A	8,648	118,996
Rexford Industrial Realty Inc.(b)	4,632	222,753
RLJ Lodging Trust	7,229	118,628
Ryman Hospitality Properties Inc.	2,128	179,114

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Sabra Health Care REIT Inc.	7,814	$192,224
SBA Communications Corp.	4,773	1,148,622
Senior Housing Properties Trust	10,331	102,535
Service Properties Trust	7,010	177,353
Simon Property Group Inc.	12,981	1,955,977
SITE Centers Corp.	5,544	86,098
SL Green Realty Corp.	3,462	289,423
Spirit Realty Capital Inc.	3,715	185,156
STORE Capital Corp.	8,955	362,677
Sun Communities Inc.	3,788	616,118
Sunstone Hotel Investors Inc.	9,303	125,684
Taubman Centers Inc.	2,667	95,425
UDR Inc.	12,359	621,040
Urban Edge Properties	4,977	105,064
Ventas Inc.	15,725	1,023,697
VEREIT Inc.	44,314	436,050
VICI Properties Inc.	19,457	458,212
Vornado Realty Trust	6,684	438,671
Washington REIT	3,342	103,669
Weingarten Realty Investors	4,998	158,587
Welltower Inc.	17,024	1,543,907
Weyerhaeuser Co.	31,262	913,163
WP Carey Inc.	7,137	657,032
Xenia Hotels & Resorts Inc.	4,938	103,945

		48,839,288

Food & Staples Retailing — 1.5%
Casey’s General Stores Inc.	1,573	268,684
Costco Wholesale Corp.	18,522	5,503,071
Kroger Co. (The)	33,430	823,715
Performance Food Group Co.(a)	4,337	184,800
Sprouts Farmers Market Inc.(a)	5,127	99,515
Sysco Corp.	21,660	1,729,984
U.S. Foods Holding Corp.(a)	9,331	370,161
Walgreens Boots Alliance Inc.	32,019	1,754,001
Walmart Inc.	59,871	7,020,474

		17,754,405

Food Products — 1.1%
Archer-Daniels-Midland Co.	23,406	983,988
Beyond Meat Inc.(a)(b)	434	36,651
Bunge Ltd.	5,870	316,980
Campbell Soup Co.	7,118	329,634
Conagra Brands Inc.	20,619	557,744
Darling Ingredients Inc.(a)	7,069	136,432
Flowers Foods Inc.	7,955	172,782
General Mills Inc.	25,471	1,295,455
Hain Celestial Group Inc. (The)(a)(b)	3,659	86,499
Hershey Co. (The)	6,287	923,372
Hormel Foods Corp.	11,628	475,469
Ingredion Inc.	2,804	221,516
JM Smucker Co. (The)	4,773	504,411
Kellogg Co.	10,539	669,543
Kraft Heinz Co. (The)	26,342	851,637
Lamb Weston Holdings Inc.	6,217	485,175
Lancaster Colony Corp.	859	119,555
McCormick & Co. Inc./MD, NVS	5,168	830,446
Mondelez International Inc., Class A	60,837	3,190,901
Pilgrim’s Pride Corp.(a)(b)	2,170	65,881
Post Holdings Inc.(a)	2,899	298,307
Seaboard Corp.	10	42,191

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
TreeHouse Foods Inc.(a)	2,301	$124,300
Tyson Foods Inc., Class A	12,432	1,029,245

		13,748,114

Gas Utilities — 0.2%
Atmos Energy Corp.	4,975	559,588
National Fuel Gas Co.	3,712	168,191
New Jersey Resources Corp.	3,859	168,252
ONE Gas Inc.	2,197	203,970
South Jersey Industries Inc.	3,740	120,278
Southwest Gas Holdings Inc.	2,308	201,488
Spire Inc.	2,156	181,233
UGI Corp.	8,832	421,022

		2,024,022

Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	74,420	6,222,256
ABIOMED Inc.(a)	1,888	391,911
Align Technology Inc.(a)	3,048	768,980
Avanos Medical Inc.(a)(b)	2,021	89,005
Baxter International Inc.	21,567	1,654,189
Becton Dickinson and Co.	11,381	2,913,536
Boston Scientific Corp.(a)	58,712	2,448,290
Cantel Medical Corp.(b)	1,506	109,772
Cooper Companies Inc. (The)	2,072	602,952
Danaher Corp.	26,919	3,709,977
Dentsply Sirona Inc.	9,462	518,328
DexCom Inc.(a)	3,863	595,829
Edwards Lifesciences Corp.(a)	8,740	2,083,441
Globus Medical Inc., Class A(a)	3,279	171,721
Haemonetics Corp.(a)	2,100	253,533
Hill-Rom Holdings Inc.	2,816	294,807
Hologic Inc.(a)	11,353	548,464
ICU Medical Inc.(a)	811	131,066
IDEXX Laboratories Inc.(a)	3,637	1,036,581
Insulet Corp.(a)(b)	2,543	369,549
Integra LifeSciences Holdings Corp.(a)	2,978	172,903
Intuitive Surgical Inc.(a)	4,843	2,677,937
LivaNova PLC(a)	2,012	142,309
Masimo Corp.(a)	2,063	300,765
Medtronic PLC	56,497	6,152,523
Neogen Corp.(a)	2,150	139,879
NuVasive Inc.(a)	2,119	149,474
Penumbra Inc.(a)(b)	1,363	212,587
ResMed Inc.	6,024	891,070
Steris PLC	3,574	505,971
Stryker Corp.	13,484	2,916,185
Teleflex Inc.	1,947	676,407
Varian Medical Systems Inc.(a)	3,803	459,440
West Pharmaceutical Services Inc.	3,139	451,514
Zimmer Biomet Holdings Inc.	8,685	1,200,528

		41,963,679

Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.(a)(b)	3,762	112,822
Amedisys Inc.(a)	1,358	174,530
AmerisourceBergen Corp.	6,377	544,468
Anthem Inc.	10,795	2,904,719
Cardinal Health Inc.	12,605	623,317
Centene Corp.(a)(b)	17,357	921,310
Chemed Corp.	680	267,859
Cigna Corp.(a)	15,932	2,843,225

Security	Shares	Value

Health Care Providers & Services (continued)
Covetrus Inc.(a)	3,987	$39,531
CVS Health Corp.	54,836	3,640,562
DaVita Inc.(a)(b)	4,087	239,498
Encompass Health Corp.	4,087	261,650
Guardant Health Inc.(a)	1,688	117,316
HCA Healthcare Inc.	11,225	1,498,986
HealthEquity Inc.(a)	2,930	166,395
Henry Schein Inc.(a)	6,350	397,415
Humana Inc.	5,685	1,672,527
Laboratory Corp. of America Holdings(a)	4,140	682,148
McKesson Corp.	7,804	1,037,932
MEDNAX Inc.(a)	3,322	72,951
Molina Healthcare Inc.(a)	2,556	300,688
Premier Inc., Class A(a)(b)	2,671	87,021
Quest Diagnostics Inc.	5,665	573,581
Tenet Healthcare Corp.(a)	4,366	110,634
UnitedHealth Group Inc.	39,896	10,081,719
Universal Health Services Inc., Class B	3,399	467,227
WellCare Health Plans Inc.(a)	2,118	628,199

		30,468,230

Health Care Technology — 0.2%
Cerner Corp.	13,438	901,959
Teladoc Health Inc.(a)(b)	3,074	235,468
Veeva Systems Inc., Class A(a)	5,490	778,647

		1,916,074

Hotels, Restaurants & Leisure — 2.0%
Aramark	10,377	454,098
Boyd Gaming Corp.	3,345	91,151
Caesars Entertainment Corp.(a)	23,456	288,040
Carnival Corp.	16,959	727,372
Cheesecake Factory Inc. (The)	1,754	73,300
Chipotle Mexican Grill Inc.(a)	1,076	837,300
Choice Hotels International Inc.	1,305	115,466
Churchill Downs Inc.	1,464	190,305
Cracker Barrel Old Country Store Inc.	994	154,567
Darden Restaurants Inc.	5,201	583,916
Domino’s Pizza Inc.	1,720	467,186
Dunkin’ Brands Group Inc.	3,415	268,487
Extended Stay America Inc.	7,914	112,458
Hilton Grand Vacations Inc.(a)	3,699	128,466
Hilton Worldwide Holdings Inc.	12,107	1,173,895
Hyatt Hotels Corp., Class A	1,634	122,125
Las Vegas Sands Corp.	14,295	884,003
Marriott International Inc./MD, Class A	11,537	1,460,007
Marriott Vacations Worldwide Corp.	1,598	175,668
McDonald’s Corp.	31,979	6,290,269
MGM Resorts International	22,007	627,200
Norwegian Cruise Line Holdings Ltd.(a)	9,109	462,373
Planet Fitness Inc., Class A(a)(b)	3,498	222,683
Royal Caribbean Cruises Ltd.	7,283	792,609
Six Flags Entertainment Corp.	3,311	139,691
Starbucks Corp.	50,448	4,265,883
Texas Roadhouse Inc.	2,730	154,245
Vail Resorts Inc.	1,711	397,585
Wendy’s Co. (The)	7,777	164,717
Wyndham Destinations Inc.	3,839	178,168
Wyndham Hotels & Resorts Inc.	4,096	221,061
Wynn Resorts Ltd.	4,051	491,548

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands Inc.	12,836	$1,305,550

		24,021,392

Household Durables — 0.4%
DR Horton Inc.	14,115	739,202
Garmin Ltd.	6,098	571,687
Helen of Troy Ltd.(a)	1,095	163,987
Leggett & Platt Inc.	5,423	278,200
Lennar Corp., Class A	12,011	715,856
Lennar Corp., Class B	684	32,162
Mohawk Industries Inc.(a)	2,499	358,307
Newell Brands Inc.	16,341	309,989
NVR Inc.(a)	145	527,306
PulteGroup Inc.	10,924	428,658
Tempur Sealy International Inc.(a)	2,019	183,628
Toll Brothers Inc.	5,611	223,149
Whirlpool Corp.	2,692	409,507

		4,941,638

Household Products — 1.6%
Church & Dwight Co. Inc.	10,427	729,264
Clorox Co. (The)	5,307	783,791
Colgate-Palmolive Co.	36,215	2,484,349
Energizer Holdings Inc.	2,580	109,624
Kimberly-Clark Corp.	14,462	1,921,711
Procter & Gamble Co. (The)	105,358	13,118,125
Spectrum Brands Holdings Inc.	1,949	97,859

		19,244,723

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	27,657	471,552
NRG Energy Inc.	10,678	428,401
Vistra Energy Corp.	19,091	516,030

		1,415,983

Industrial Conglomerates — 1.2%
3M Co.	24,247	4,000,512
Carlisle Companies Inc.	2,372	361,184
General Electric Co.	324,021	3,233,730
Honeywell International Inc.	30,307	5,234,928
Roper Technologies Inc.	4,386	1,477,907

		14,308,261

Insurance — 2.7%
Aflac Inc.	31,245	1,660,984
Alleghany Corp.(a)	612	476,313
Allstate Corp. (The)	13,896	1,478,812
American Financial Group Inc./OH	3,034	315,657
American International Group Inc.	36,544	1,935,370
Aon PLC	9,957	1,923,294
Arch Capital Group Ltd.(a)	16,985	709,294
Arthur J Gallagher & Co.	7,851	716,168
Assurant Inc.	2,591	326,647
Assured Guaranty Ltd.	4,166	195,469
Athene Holding Ltd., Class A(a)(b)	5,213	225,984
Axis Capital Holdings Ltd.	3,458	205,509
Brighthouse Financial Inc.(a)	4,702	177,548
Brown & Brown Inc.	9,966	375,519
Chubb Ltd.	19,152	2,919,148
Cincinnati Financial Corp.	6,438	728,846
CNA Financial Corp.	1,124	50,400
CNO Financial Group Inc.	6,932	108,486
Enstar Group Ltd.(a)	623	125,161
Erie Indemnity Co., Class A, NVS	779	143,546

Security	Shares	Value

Insurance (continued)
Everest Re Group Ltd.	1,736	$446,308
Fidelity National Financial Inc.	11,578	530,736
First American Financial Corp.	4,690	289,748
Genworth Financial Inc., Class A(a)	20,691	88,557
Globe Life Inc.(b)	4,290	417,546
Hanover Insurance Group Inc. (The)	1,675	220,614
Hartford Financial Services Group Inc. (The)	15,191	867,102
Kemper Corp.	2,688	193,213
Lincoln National Corp.	8,389	473,811
Loews Corp.	10,976	537,824
Markel Corp.(a)	578	676,838
Marsh & McLennan Companies Inc.	21,375	2,214,877
Mercury General Corp.	1,122	53,923
MetLife Inc.	33,603	1,572,284
Old Republic International Corp.	11,775	263,053
Primerica Inc.	1,795	226,493
Principal Financial Group Inc.	10,963	585,205
ProAssurance Corp.	2,408	94,442
Progressive Corp. (The)	24,708	1,722,148
Prudential Financial Inc.	16,963	1,546,008
Reinsurance Group of America Inc.	2,612	424,372
RenaissanceRe Holdings Ltd.	1,855	347,219
RLI Corp.	1,724	167,780
Selective Insurance Group Inc.	2,505	173,146
Travelers Companies Inc. (The)	11,001	1,441,791
Unum Group	8,653	238,304
White Mountains Insurance Group Ltd.	125	133,875
Willis Towers Watson PLC	5,479	1,024,025
WR Berkley Corp.	6,153	430,095

		32,199,492

Interactive Media & Services — 4.5%
Alphabet Inc., Class A(a)	12,610	15,873,468
Alphabet Inc., Class C, NVS(a)	12,722	16,031,119
ANGI Homeservices Inc., Class A(a)(b)	3,122	21,386
Cargurus Inc.(a)	2,991	100,468
Facebook Inc., Class A(a)	101,278	19,409,929
IAC/InterActiveCorp.(a)	3,048	692,658
Match Group Inc.(b)	2,310	168,607
Pinterest Inc., Class A(a)	3,651	91,786
Snap Inc., Class A, NVS(a)(b)	31,781	478,622
TripAdvisor Inc.(a)(b)	4,410	178,164
Twitter Inc.(a)	32,625	977,771
Yelp Inc.(a)	2,728	94,143
Zillow Group Inc., Class A(a)	1,456	47,160
Zillow Group Inc., Class C, NVS(a)(b)	5,378	175,161

		54,340,442

Internet & Direct Marketing Retail — 3.1%
Amazon.com Inc.(a)	17,493	31,079,113
Booking Holdings Inc.(a)	1,793	3,673,445
eBay Inc.	33,276	1,172,979
Etsy Inc.(a)	5,119	227,744
Expedia Group Inc.	5,907	807,251
GrubHub Inc.(a)(b)	3,771	128,440
Qurate Retail Inc., Series A(a)(b)	16,794	160,215
Wayfair Inc., Class A(a)	2,692	221,363

		37,470,550

IT Services — 5.3%
Accenture PLC, Class A	26,842	4,977,044
Akamai Technologies Inc.(a)	6,922	598,753

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Alliance Data Systems Corp.	1,729	$172,900
Amdocs Ltd.	5,735	373,922
Automatic Data Processing Inc.	18,303	2,969,296
Black Knight Inc.(a)	6,313	405,295
Booz Allen Hamilton Holding Corp.	5,971	420,179
Broadridge Financial Solutions Inc.	4,823	603,936
CACI International Inc., Class A(a)	1,045	233,819
Cognizant Technology Solutions Corp., Class A	23,310	1,420,511
CoreLogic Inc.(a)	3,289	133,172
DXC Technology Co.	10,895	301,465
EPAM Systems Inc.(a)	2,315	407,347
Euronet Worldwide Inc.(a)	2,300	322,161
Fidelity National Information Services Inc.	25,873	3,409,026
Fiserv Inc.(a)	24,029	2,550,438
FleetCor Technologies Inc.(a)	3,650	1,073,903
Gartner Inc.(a)	3,817	588,123
Genpact Ltd.	6,363	249,239
Global Payments Inc.	12,664	2,142,496
GoDaddy Inc., Class A(a)	7,379	479,856
International Business Machines Corp.	37,318	4,990,536
Jack Henry & Associates Inc.	3,222	456,106
KBR Inc.	5,777	162,680
Leidos Holdings Inc.	5,706	492,028
LiveRamp Holdings Inc.(a)	2,865	111,993
Mastercard Inc., Class A	37,585	10,403,904
MAXIMUS Inc.	2,649	203,284
MongoDB Inc.(a)(b)	1,463	186,928
Okta Inc.(a)(b)	4,499	490,706
Paychex Inc.	13,508	1,129,809
PayPal Holdings Inc.(a)	49,562	5,159,404
Perspecta Inc.	5,892	156,374
Sabre Corp.	11,405	267,789
Science Applications International Corp.	2,119	175,072
Square Inc., Class A(a)	14,461	888,339
Twilio Inc., Class A(a)	5,130	495,353
VeriSign Inc.(a)	4,377	831,718
Visa Inc., Class A	72,704	13,003,837
Western Union Co. (The)	17,891	448,348
WEX Inc.(a)	1,842	348,470

		64,235,559

Leisure Products — 0.1%
Brunswick Corp./DE	3,683	214,498
Hasbro Inc.	4,953	481,977
Mattel Inc.(a)(b)	14,634	174,730
Polaris Inc.	2,436	240,311

		1,111,516

Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	13,061	989,371
Avantor Inc.(a)(b)	9,365	133,077
Bio-Rad Laboratories Inc., Class A(a)	907	300,779
Bio-Techne Corp.	1,622	337,652
Bruker Corp.	4,446	197,847
Charles River Laboratories International Inc.(a)	2,071	269,189
Illumina Inc.(a)	6,178	1,825,722
IQVIA Holdings Inc.(a)	7,689	1,110,445
Mettler-Toledo International Inc.(a)	1,030	726,088
PerkinElmer Inc.	4,703	404,270
PRA Health Sciences Inc.(a)	2,651	259,029
Syneos Health Inc.(a)	2,566	128,685

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Inc.	16,870	$5,094,403
Waters Corp.(a)	2,817	596,133

		12,372,690

Machinery — 1.8%
AGCO Corp.	2,656	203,689
Allison Transmission Holdings Inc.	5,000	218,050
Barnes Group Inc.	2,089	122,102
Caterpillar Inc.	23,729	3,269,856
Colfax Corp.(a)	3,526	118,474
Crane Co.	2,116	161,916
Cummins Inc.	6,660	1,148,717
Deere & Co.	13,286	2,313,624
Donaldson Co. Inc.	5,350	282,159
Dover Corp.	6,156	639,547
Flowserve Corp.	5,597	273,358
Fortive Corp.	12,371	853,599
Gardner Denver Holdings Inc.(a)(b)	5,670	180,476
Gates Industrial Corp. PLC(a)(b)	1,919	19,190
Graco Inc.	7,100	320,920
Hillenbrand Inc.	2,656	81,778
IDEX Corp.	3,193	496,607
Illinois Tool Works Inc.	12,418	2,093,426
Ingersoll-Rand PLC	10,214	1,296,055
ITT Inc.	3,626	215,566
Kennametal Inc.	3,350	103,683
Lincoln Electric Holdings Inc.	2,571	230,285
Middleby Corp. (The)(a)	2,351	284,353
Navistar International Corp.(a)	2,697	84,362
Nordson Corp.	2,173	340,748
Oshkosh Corp.	2,821	240,857
PACCAR Inc.	14,519	1,104,315
Parker-Hannifin Corp.	5,433	996,901
Pentair PLC	7,093	294,147
Snap-on Inc.	2,317	376,906
Stanley Black & Decker Inc.	6,421	971,690
Terex Corp.	2,683	73,917
Timken Co. (The)	2,777	136,073
Toro Co. (The)	4,460	344,000
Trinity Industries Inc.	4,317	85,390
WABCO Holdings Inc.(a)	2,187	294,414
Wabtec Corp.	7,676	532,484
Welbilt Inc.(a)(b)	5,877	111,428
Woodward Inc.	2,349	250,544
Xylem Inc./NY	7,567	580,313

		21,745,919

Marine — 0.0%
Kirby Corp.(a)	2,528	200,116

Media — 1.6%
Altice USA Inc., Class A(a)	13,038	403,526
AMC Networks Inc., Class A(a)(b)	1,919	83,573
Cable One Inc.	209	277,002
CBS Corp., Class B, NVS	13,811	497,748
Charter Communications Inc., Class A(a)(b)	6,821	3,191,273
Comcast Corp., Class A	190,942	8,558,020
Discovery Inc., Class A(a)(b)	6,512	175,531
Discovery Inc., Class C, NVS(a)(b)	14,644	369,615
DISH Network Corp., Class A(a)	10,195	350,504
Fox Corp., Class A, NVS	14,812	474,577
Fox Corp., Class B(a)	6,804	212,557

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Interpublic Group of Companies Inc. (The)	16,180	$351,915
John Wiley & Sons Inc., Class A	1,814	83,571
Liberty Broadband Corp., Class A(a)	1,079	127,311
Liberty Broadband Corp., Class C, NVS(a)	6,424	758,482
Liberty Global PLC, Class A(a)(b)	6,886	173,183
Liberty Global PLC, Class C, NVS(a)(b)	17,367	414,550
Liberty Latin America Ltd., Class A(a)(b)	1,700	31,773
Liberty Latin America Ltd., Class C, NVS(a)	4,619	85,036
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,519	158,038
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)(b)	6,406	289,487
Meredith Corp.	1,711	64,505
New York Times Co. (The), Class A	6,245	192,971
News Corp., Class A, NVS	16,313	223,651
News Corp., Class B	4,924	69,527
Nexstar Media Group Inc., Class A	1,898	184,656
Omnicom Group Inc.	9,092	701,812
Sinclair Broadcast Group Inc., Class A	2,752	109,640
Sirius XM Holdings Inc.	58,220	391,238
TEGNA Inc.	8,935	134,293

		19,139,565

Metals & Mining — 0.3%
Alcoa Corp.(a)(b)	7,721	160,520
Allegheny Technologies Inc.(a)	5,183	108,895
Carpenter Technology Corp.	1,947	95,442
Commercial Metals Co.	4,861	93,963
Freeport-McMoRan Inc.	21,276	208,930
Newmont Goldcorp Corp.	34,602	1,374,737
Nucor Corp.	12,828	690,788
Reliance Steel & Aluminum Co.	2,817	326,885
Royal Gold Inc.	2,792	322,309
Steel Dynamics Inc.	9,259	281,103
U.S. Steel Corp.	7,346	84,552
Worthington Industries Inc.	1,636	60,221

		3,808,345

Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	22,905	390,530
Annaly Capital Management Inc.	61,586	553,042
Blackstone Mortgage Trust Inc., Class A	5,714	207,418
Chimera Investment Corp.	7,768	157,380
Invesco Mortgage Capital Inc.	6,219	97,887
MFA Financial Inc.	18,772	142,480
New Residential Investment Corp.	17,188	272,258
Starwood Property Trust Inc.	11,957	294,142
Two Harbors Investment Corp.	11,343	157,327

		2,272,464

Multi-Utilities — 1.1%
Ameren Corp.	10,422	809,789
Avista Corp.	2,813	135,108
Black Hills Corp.	2,577	203,145
CenterPoint Energy Inc.	21,193	616,081
CMS Energy Corp.	12,018	768,191
Consolidated Edison Inc.	14,018	1,292,740
Dominion Energy Inc.	34,539	2,851,195
DTE Energy Co.	7,701	980,491
MDU Resources Group Inc.	8,594	248,281
NiSource Inc.	15,652	438,882
NorthWestern Corp.	2,056	149,101
Public Service Enterprise Group Inc.	21,330	1,350,402
Sempra Energy	11,596	1,675,738

Security	Shares	Value

Multi-Utilities (continued)
WEC Energy Group Inc.	13,256	$1,251,366

		12,770,510

Multiline Retail — 0.5%
Dollar General Corp.	10,848	1,739,368
Dollar Tree Inc.(a)	10,003	1,104,331
Kohl’s Corp.	6,663	341,546
Macy’s Inc.	12,777	193,699
Nordstrom Inc.	4,421	158,714
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	2,331	148,904
Target Corp.	21,540	2,302,842

		5,989,404

Oil, Gas & Consumable Fuels — 3.6%
Apache Corp.	15,782	341,838
Cabot Oil & Gas Corp.	17,790	331,606
Cheniere Energy Inc.(a)	9,862	607,006
Chesapeake Energy Corp.(a)(b)	51,725	69,311
Chevron Corp.	79,921	9,282,025
Cimarex Energy Co.	4,266	180,111
Concho Resources Inc.	8,398	567,033
ConocoPhillips	46,652	2,575,190
Continental Resources Inc./OK(a)(b)	3,550	104,618
CVR Energy Inc.	1,230	58,327
Delek U.S. Holdings Inc.	3,189	127,401
Devon Energy Corp.	16,929	343,320
Diamondback Energy Inc.	6,881	590,115
EOG Resources Inc.	24,385	1,690,124
EQT Corp.	1,999	21,469
Equitrans Midstream Corp.	8,792	122,385
Exxon Mobil Corp.	178,125	12,035,906
Hess Corp.	10,923	718,187
HollyFrontier Corp.	6,388	350,957
Kinder Morgan Inc./DE	81,805	1,634,464
Marathon Oil Corp.	33,481	386,036
Marathon Petroleum Corp.	27,748	1,774,485
Matador Resources Co.(a)	4,285	59,604
Murphy Oil Corp.	6,391	131,846
Noble Energy Inc.	20,019	385,566
Occidental Petroleum Corp.	37,778	1,530,009
ONEOK Inc.	17,371	1,213,017
Parsley Energy Inc., Class A	12,113	191,507
PBF Energy Inc., Class A	4,301	138,836
Peabody Energy Corp.	3,518	37,045
Phillips 66	18,919	2,210,118
Pioneer Natural Resources Co.	7,054	867,783
Targa Resources Corp.	9,870	383,746
Valero Energy Corp.	17,490	1,696,180
Williams Companies Inc. (The)	50,898	1,135,534
World Fuel Services Corp.	2,812	117,457
WPX Energy Inc.(a)(b)	17,827	177,913

		44,188,075

Paper & Forest Products — 0.0%
Domtar Corp.	2,620	95,342
Louisiana-Pacific Corp.	5,169	151,090

		246,432

Personal Products — 0.2%
Coty Inc., Class A	12,583	147,095
Estee Lauder Companies Inc. (The), Class A	9,342	1,740,135
Herbalife Nutrition Ltd.(a)(b)	3,922	175,196

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
Nu Skin Enterprises Inc., Class A	2,309	$102,935

		2,165,361

Pharmaceuticals — 4.0%
Allergan PLC	13,842	2,437,715
Bristol-Myers Squibb Co.	68,959	3,956,178
Catalent Inc.(a)	6,240	303,576
Elanco Animal Health Inc.(a)(b)	15,726	424,917
Eli Lilly & Co.	35,810	4,080,549
Horizon Therapeutics PLC(a)	8,055	232,870
Jazz Pharmaceuticals PLC(a)	2,388	300,004
Johnson & Johnson	111,106	14,670,436
Merck & Co. Inc.	107,789	9,340,995
Mylan NV(a)	21,679	415,153
Nektar Therapeutics(a)(b)	7,165	122,701
Perrigo Co. PLC	5,742	304,441
Pfizer Inc.	232,851	8,934,493
Zoetis Inc.	20,157	2,578,483

		48,102,511

Professional Services — 0.5%
ASGN Inc.(a)	2,173	138,181
CoStar Group Inc.(a)	1,549	851,206
Equifax Inc.	5,081	694,624
FTI Consulting Inc.(a)	1,576	171,579
IHS Markit Ltd.(a)	16,929	1,185,369
Insperity Inc.	1,696	179,148
Korn Ferry	2,354	86,368
ManpowerGroup Inc.	2,569	233,573
Nielsen Holdings PLC	15,301	308,468
Robert Half International Inc.	5,010	286,923
TransUnion	7,961	657,738
TriNet Group Inc.(a)	1,814	96,124
Verisk Analytics Inc.	6,907	999,443

		5,888,744

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	14,195	760,143
Howard Hughes Corp. (The)(a)	1,821	203,624
Jones Lang LaSalle Inc.	2,177	318,974

		1,282,741

Road & Rail — 1.0%
AMERCO	348	140,954
Avis Budget Group Inc.(a)	2,612	77,602
CSX Corp.	33,684	2,366,975
Genesee & Wyoming Inc., Class A(a)	2,362	262,253
JB Hunt Transport Services Inc.	3,561	418,631
Kansas City Southern	4,250	598,315
Knight-Swift Transportation Holdings Inc.(b)	5,310	193,603
Landstar System Inc.	1,690	191,223
Lyft Inc., Class A(a)	8,392	347,764
Norfolk Southern Corp.	11,115	2,022,930
Old Dominion Freight Line Inc.	2,686	489,067
Ryder System Inc.	2,327	113,162
Uber Technologies Inc.(a)(b)	8,610	271,215
Union Pacific Corp.	29,678	4,910,522

		12,404,216

Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.(a)	45,816	1,554,537
Analog Devices Inc.	15,573	1,660,549
Applied Materials Inc.	38,966	2,114,295
Broadcom Inc.	16,770	4,911,094

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cirrus Logic Inc.(a)	2,400	$163,104
Cree Inc.(a)	4,635	221,229
Cypress Semiconductor Corp.	15,469	359,964
Entegris Inc.	5,610	269,280
First Solar Inc.(a)(b)	3,129	162,051
Intel Corp.	186,498	10,542,732
KLA Corp.	6,721	1,136,118
Lam Research Corp.	6,100	1,653,344
Marvell Technology Group Ltd.	27,898	680,432
Maxim Integrated Products Inc.	11,411	669,369
Microchip Technology Inc.	10,019	944,691
Micron Technology Inc.(a)	46,386	2,205,654
MKS Instruments Inc.	2,330	252,153
Monolithic Power Systems Inc.	1,731	259,512
NVIDIA Corp.	25,651	5,156,364
ON Semiconductor Corp.(a)	17,443	355,837
Qorvo Inc.(a)	4,971	401,955
QUALCOMM Inc.	51,233	4,121,183
Semtech Corp.(a)	2,928	147,747
Silicon Laboratories Inc.(a)	1,813	192,613
Skyworks Solutions Inc.	7,275	662,461
Teradyne Inc.	7,091	434,111
Texas Instruments Inc.	39,335	4,641,137
Universal Display Corp.	1,800	360,324
Xilinx Inc.	10,614	963,114

		47,196,954

Software — 7.0%
ACI Worldwide Inc.(a)	4,868	152,807
Adobe Inc.(a)	20,445	5,682,279
Alteryx Inc., Class A(a)(b)	1,966	179,889
Anaplan Inc.(a)(b)	3,543	167,230
ANSYS Inc.(a)(b)	3,542	779,771
Aspen Technology Inc.(a)	2,865	329,790
Autodesk Inc.(a)	9,280	1,367,501
Avalara Inc.(a)	2,772	196,812
Blackbaud Inc.	2,150	180,493
Cadence Design Systems Inc.(a)	11,847	774,201
CDK Global Inc.	5,222	263,920
CERENCE Inc.(a)(b)	1,482	22,971
Ceridian HCM Holding Inc.(a)(b)	3,762	181,516
Citrix Systems Inc.	5,233	569,664
CommVault Systems Inc.(a)	1,815	90,151
Coupa Software Inc.(a)	2,607	358,436
DocuSign Inc.(a)	5,208	344,718
Dropbox Inc., Class A(a)	9,030	178,975
Elastic NV(a)	1,324	95,341
Fair Isaac Corp.(a)	1,209	367,584
FireEye Inc.(a)	9,443	149,577
Fortinet Inc.(a)	5,976	487,403
Guidewire Software Inc.(a)(b)	3,419	385,458
HubSpot Inc.(a)	1,678	260,258
Intuit Inc.	10,935	2,815,762
j2 Global Inc.	1,938	184,032
LogMeIn Inc.	2,009	131,951
Manhattan Associates Inc.(a)	2,656	199,067
Microsoft Corp.	321,443	46,085,283
New Relic Inc.(a)	2,183	139,843
NortonLifeLock Inc.	23,998	549,074
Nuance Communications Inc.(a)(b)	11,858	193,523
Nutanix Inc., Class A(a)	6,258	182,859

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Oracle Corp.	92,742	$5,053,512
Palo Alto Networks Inc.(a)	4,043	919,338
Paycom Software Inc.(a)	2,066	437,021
Paylocity Holding Corp.(a)(b)	1,501	154,003
Pegasystems Inc.(b)	1,690	127,105
Pluralsight Inc., Class A(a)(b)	3,461	62,575
Proofpoint Inc.(a)(b)	2,374	273,888
PTC Inc.(a)	4,455	298,084
RealPage Inc.(a)(b)	3,359	203,387
RingCentral Inc., Class A(a)(b)	3,000	484,560
salesforce.com Inc.(a)	36,934	5,779,802
ServiceNow Inc.(a)(b)	7,917	1,957,557
Smartsheet Inc., Class A(a)	3,690	145,386
SolarWinds Corp.(a)	2,749	52,094
Splunk Inc.(a)	6,309	756,828
SS&C Technologies Holdings Inc.	9,363	486,970
Synopsys Inc.(a)	6,325	858,619
Teradata Corp.(a)	4,869	145,729
Trade Desk Inc. (The), Class A(a)(b)	1,649	331,119
Tyler Technologies Inc.(a)	1,647	442,252
Verint Systems Inc.(a)	2,666	121,010
VMware Inc., Class A	3,318	525,140
Workday Inc., Class A(a)	6,826	1,106,904
Zendesk Inc.(a)	4,659	329,158
Zoom Video Communications Inc., Class A(a)(b)	1,018	71,148
Zscaler Inc.(a)(b)	2,705	118,966

		85,290,294

Specialty Retail — 2.3%
Aaron’s Inc.	2,937	220,069
Advance Auto Parts Inc.	2,985	485,003
American Eagle Outfitters Inc.	6,996	107,599
AutoNation Inc.(a)	2,452	124,684
AutoZone Inc.(a)	1,030	1,178,711
Best Buy Co. Inc.	9,718	698,044
Burlington Stores Inc.(a)	2,811	540,190
CarMax Inc.(a)	6,947	647,252
Carvana Co.(a)(b)	2,101	170,349
Dick’s Sporting Goods Inc.	2,828	110,094
Five Below Inc.(a)	2,356	294,759
Floor & Decor Holdings Inc., Class A(a)	2,901	132,953
Foot Locker Inc.	4,729	205,759
Gap Inc. (The)	8,935	145,283
Home Depot Inc. (The)	46,105	10,815,311
L Brands Inc.	10,127	172,564
Lithia Motors Inc., Class A	980	154,330
Lowe’s Companies Inc.	32,543	3,632,124
Murphy USA Inc.(a)	1,240	146,233
National Vision Holdings Inc.(a)(b)	3,309	78,754
O’Reilly Automotive Inc.(a)	3,229	1,406,262
Penske Automotive Group Inc.	1,515	73,811
Ross Stores Inc.	15,389	1,687,712
Tiffany & Co.	4,620	575,236
TJX Companies Inc. (The)	51,011	2,940,784
Tractor Supply Co.	5,062	480,991
Ulta Salon Cosmetics & Fragrance Inc.(a)	2,484	579,145
Urban Outfitters Inc.(a)(b)	3,145	90,262
Williams-Sonoma Inc.	3,333	222,611

		28,116,879

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.1%
Apple Inc.	178,838	$44,487,741
Dell Technologies Inc., Class C(a)	6,515	344,578
Hewlett Packard Enterprise Co.	55,104	904,257
HP Inc.	62,546	1,086,424
NCR Corp.(a)	5,250	153,352
NetApp Inc.	10,042	561,147
Pure Storage Inc., Class A(a)(b)	9,400	182,924
Seagate Technology PLC	9,992	579,836
Western Digital Corp.	12,493	645,263
Xerox Holdings Corp.(a)	8,235	279,414

		49,224,936

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	6,359	197,574
Carter’s Inc.	1,834	183,840
Columbia Sportswear Co.	1,243	112,429
Deckers Outdoor Corp.(a)	1,241	189,749
Hanesbrands Inc.	15,011	228,317
Levi Strauss & Co., Class A	1,780	31,720
Lululemon Athletica Inc.(a)	4,771	974,572
NIKE Inc., Class B	52,742	4,723,046
PVH Corp.	3,198	278,738
Ralph Lauren Corp.	2,182	209,603
Skechers U.S.A. Inc., Class A(a)	5,680	212,262
Steven Madden Ltd.	3,287	135,359
Tapestry Inc.	12,164	314,561
Under Armour Inc., Class A(a)(b)	7,928	163,713
Under Armour Inc., Class C, NVS(a)(b)	8,177	151,275
VF Corp.	13,728	1,129,677
Wolverine World Wide Inc.	3,468	102,930

		9,339,365

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial Inc.	6,213	88,659
Essent Group Ltd.	4,066	211,798
LendingTree Inc.(a)	323	116,232
MGIC Investment Corp.	15,200	208,392
New York Community Bancorp. Inc.	19,462	226,732
Radian Group Inc.	8,356	209,736
TFS Financial Corp.	2,203	42,430
Washington Federal Inc.	3,285	119,771

		1,223,750

Tobacco — 0.7%
Altria Group Inc.	78,749	3,527,168
Philip Morris International Inc.	65,530	5,336,763

		8,863,931

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,379	192,589
Applied Industrial Technologies Inc.	1,689	101,070
Beacon Roofing Supply Inc.(a)	2,719	84,398
Fastenal Co.	24,300	873,342
GATX Corp.	1,507	119,882
HD Supply Holdings Inc.(a)	7,076	279,785
MSC Industrial Direct Co. Inc., Class A	1,921	140,636
SiteOne Landscape Supply Inc.(a)(b)	1,683	148,205
United Rentals Inc.(a)	3,225	430,763
Univar Solutions Inc.(a)	6,108	131,078
Watsco Inc.	1,401	246,996
WESCO International Inc.(a)(b)	1,719	86,208
WW Grainger Inc.	1,879	580,310

		3,415,262

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,179	$137,142

Water Utilities — 0.1%
American Water Works Co. Inc.	7,609	937,961
Aqua America Inc.	9,132	413,954

		1,351,915

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	25,911	160,907
Telephone & Data Systems Inc.	3,926	102,429
T-Mobile U.S. Inc.(a)	13,296	1,099,048
U.S. Cellular Corp.(a)	658	24,491

		1,386,875

Total Common Stocks — 99.8% (Cost: $714,485,238)		1,210,281,470

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.00%(c)(d)(e)	22,435,653	22,446,870

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.74%(c)(d)	1,305,000	$1,305,000

		23,751,870

Total Short-Term Investments — 2.0% (Cost: $23,746,149)		23,751,870

Total Investments in Securities — 101.8% (Cost: $738,231,387)		1,234,033,340

Other Assets, Less Liabilities — (1.8)%		(21,623,672)

Net Assets — 100.0%		$1,212,409,668

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,480,981	7,954,672	(b)	—		22,435,653	$22,446,870	$43,174	(c)	$1,032		$758
BlackRock Cash Funds: Treasury, SL Agency Shares	2,183,402	—		(878,402	)(b)	1,305,000	1,305,000	19,932		—		—
BlackRock Inc.	5,366	31		(467)		4,930	2,276,181	34,294		63,580		(192,870)

							$26,028,051	$97,400		$64,612		$(192,112)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	12	12/20/19	$1,821	$50,382

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Dow Jones U.S. ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$50,382

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$93,964

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$50,382

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$607,160

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,210,281,470	$—	$—	$1,210,281,470
Money Market Funds	23,751,870	—	—	23,751,870

	$1,234,033,340	$—	$—	$1,234,033,340

Derivative financial instruments(a)
Assets
Futures Contracts	$50,382	$—	$—	$50,382

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® Transportation Average ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 22.5%
CH Robinson Worldwide Inc.	307,866	$23,286,984
Expeditors International of Washington Inc.	315,085	22,982,300
FedEx Corp.	289,460	44,188,964
United Parcel Service Inc., Class B	208,948	24,064,541

		114,522,789

Airlines — 20.4%
Alaska Air Group Inc.	322,982	22,424,641
American Airlines Group Inc.	349,821	10,515,619
Delta Air Lines Inc.	333,065	18,345,220
JetBlue Airways Corp.(a)(b)	445,254	8,593,402
Southwest Airlines Co.	349,194	19,600,259
United Airlines Holdings Inc.(a)	266,061	24,168,981

		103,648,122

Marine — 6.8%
Kirby Corp.(a)	294,896	23,343,967
Matson Inc.	299,741	11,444,112

		34,788,079

Road & Rail — 50.2%
Avis Budget Group Inc.(a)	351,564	10,444,966
CSX Corp.	315,892	22,197,731
JB Hunt Transport Services Inc.	289,822	34,071,474
Kansas City Southern	285,598	40,206,487
Landstar System Inc.	282,785	31,997,123
Norfolk Southern Corp.	290,818	52,928,876
Ryder System Inc.	322,272	15,672,087
Union Pacific Corp.	292,517	48,399,863

		255,918,607

Total Common Stocks — 99.9% (Cost: $585,488,294)		508,877,597

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	3,330,776	$3,332,441
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	1,278,000	1,278,000

		4,610,441

Total Short-Term Investments — 0.9% (Cost: $4,609,902)		4,610,441

Total Investments in Securities — 100.8% (Cost: $590,098,196)		513,488,038

Other Assets, Less Liabilities — (0.8)%		(4,057,545)

Net Assets — 100.0%		$509,430,493

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,292,310	(961,534)	3,330,776	$3,332,441	$11,310	(b)	$971		$(294)
BlackRock Cash Funds: Treasury, SL Agency Shares	306,920	971,080	1,278,000	1,278,000	7,999		—		—

				$4,610,441	$19,309		$971		$(294)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Industrial Index	5	12/20/19	$394	$1,689

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Transportation Average ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
S&P MidCap 400 E-Mini Index	1	12/20/19	$196	$(973)

				$716

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,689

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$973

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$68,159

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$716

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$196,367

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Transportation Average ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$508,877,597	$—	$—	$508,877,597
Money Market Funds	4,610,441	—	—	4,610,441

	$513,488,038	$—	$—	$513,488,038

Derivative financial instruments(a)
Assets
Futures Contracts	$1,689	$—	$—	$1,689
Liabilities
Futures Contracts	(973)	—	—	(973)

	$716	$—	$—	$716

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 0.7%
OGE Energy Corp.	99,833	$4,298,809

Energy Equipment & Services — 9.0%
Apergy Corp.(a)(b)	38,716	974,482
Baker Hughes Co.	323,748	6,928,207
Core Laboratories NV	22,173	976,499
Halliburton Co.	436,858	8,409,516
Helmerich & Payne Inc.	54,553	2,045,737
National Oilwell Varco Inc.	192,460	4,353,445
Patterson-UTI Energy Inc.	101,273	842,591
Schlumberger Ltd.	689,752	22,547,993
TechnipFMC PLC	209,320	4,129,884
Transocean Ltd.(a)(b)	287,470	1,365,483

		52,573,837

Oil, Gas & Consumable Fuels — 89.7%
Apache Corp.	187,510	4,061,467
Cabot Oil & Gas Corp.	208,671	3,889,627
Cheniere Energy Inc.(a)	116,542	7,173,160
Chesapeake Energy Corp.(a)(b)	563,758	755,436
Chevron Corp.	946,819	109,963,559
Cimarex Energy Co.	50,587	2,135,783
Concho Resources Inc.	100,286	6,771,311
ConocoPhillips	553,665	30,562,308
Continental Resources Inc./OK(a)(b)	43,051	1,268,713
CVR Energy Inc.	14,568	690,815
Delek U.S. Holdings Inc.	37,499	1,498,085
Devon Energy Corp.	201,586	4,088,164
Diamondback Energy Inc.	81,312	6,973,317
EOG Resources Inc.	289,443	20,061,294
EQT Corp.	127,169	1,365,795
Equitrans Midstream Corp.	101,568	1,413,827
Exxon Mobil Corp.	2,110,218	142,587,430
Hess Corp.	129,083	8,487,207
HollyFrontier Corp.	75,519	4,149,014
Kinder Morgan Inc./DE	970,973	19,400,041
Marathon Oil Corp.	401,002	4,623,553
Marathon Petroleum Corp.	328,327	20,996,512
Matador Resources Co.(a)(b)	54,817	762,504
Murphy Oil Corp.	76,771	1,583,786
Noble Energy Inc.	238,519	4,593,876

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	446,115	$18,067,657
ONEOK Inc.	205,967	14,382,676
Parsley Energy Inc., Class A	140,172	2,216,119
PBF Energy Inc., Class A	50,710	1,636,919
Phillips 66	223,710	26,133,802
Pioneer Natural Resources Co.	83,363	10,255,316
Targa Resources Corp.	116,096	4,513,812
Valero Energy Corp.	206,681	20,043,923
Williams Companies Inc. (The)	604,486	13,486,083
World Fuel Services Corp.	32,678	1,364,960
WPX Energy Inc.(a)(b)	210,563	2,101,419

		524,059,270

Semiconductors & Semiconductor Equipment — 0.3%
First Solar Inc.(a)(b)	37,839	1,959,682

Total Common Stocks — 99.7% (Cost: $892,110,792)		582,891,598

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.00%(c)(d)(e)	4,663,276	4,665,608
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.74%(c)(d)	1,221,000	1,221,000

		5,886,608

Total Short-Term Investments — 1.0% (Cost: $5,885,057)		5,886,608

Total Investments in Securities — 100.7% (Cost: $897,995,849)		588,778,206

Other Assets, Less Liabilities — (0.7)%		(4,160,820)

Net Assets — 100.0%		$584,617,386

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,590,950	(11,927,674)	4,663,276	$4,665,608	$17,664	(b)	$(23)	$81
BlackRock Cash Funds: Treasury, SL Agency Shares	1,575,157	(354,157)	1,221,000	1,221,000	10,353		—	—

				$5,886,608	$28,017		$(23)	$81

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Energy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Energy Index	27	12/20/19	$1,568	$(45,518)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$45,518

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$52,423

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(45,518)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$522,810

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$582,891,598	$—	$—	$582,891,598
Money Market Funds	5,886,608	—	—	5,886,608

	$588,778,206	$—	$—	$588,778,206

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(45,518)	$—	$—	$(45,518)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 18.2%
AbbVie Inc.	791,483	$62,962,473
ACADIA Pharmaceuticals Inc.(a)(b)	56,665	2,403,163
Agios Pharmaceuticals Inc.(a)(b)	27,538	828,343
Alexion Pharmaceuticals Inc.(a)	120,036	12,651,794
Alkermes PLC(a)	59,552	1,163,051
Allogene Therapeutics Inc.(a)(b)	27,470	791,136
Alnylam Pharmaceuticals Inc.(a)	59,512	5,162,071
Amgen Inc.	321,041	68,461,993
Biogen Inc.(a)	98,741	29,494,924
BioMarin Pharmaceutical Inc.(a)	96,073	7,033,504
Bluebird Bio Inc.(a)(b)	29,644	2,401,164
Blueprint Medicines Corp.(a)	26,390	1,816,688
Celgene Corp.(a)	379,414	40,988,094
Exact Sciences Corp.(a)(b)	69,316	6,030,492
Exelixis Inc.(a)	161,822	2,500,150
FibroGen Inc.(a)(b)	42,026	1,645,318
Gilead Sciences Inc.	677,979	43,194,042
Immunomedics Inc.(a)(b)	91,212	1,459,392
Incyte Corp.(a)	95,558	8,019,227
Intercept Pharmaceuticals Inc.(a)(b)	13,527	984,495
Ionis Pharmaceuticals Inc.(a)	68,370	3,809,576
Medicines Co. (The)(a)(b)	39,644	2,080,914
Moderna Inc.(a)(b)	109,983	1,842,215
Myriad Genetics Inc.(a)(b)	39,812	1,340,470
Neurocrine Biosciences Inc.(a)(b)	49,024	4,877,398
Portola Pharmaceuticals Inc.(a)(b)	37,863	1,094,619
Regeneron Pharmaceuticals Inc.(a)	42,776	13,101,433
Repligen Corp.(a)	24,918	1,980,732
Sage Therapeutics Inc.(a)(b)	27,631	3,748,145
Sarepta Therapeutics Inc.(a)	37,698	3,131,196
Seattle Genetics Inc.(a)	60,512	6,498,989
Ultragenyx Pharmaceutical Inc.(a)(b)	29,083	1,167,392
United Therapeutics Corp.(a)	23,573	2,117,798
Vertex Pharmaceuticals Inc.(a)	137,599	26,897,853

		373,680,244

Health Care Equipment & Supplies — 26.0%
Abbott Laboratories	946,150	79,107,602
ABIOMED Inc.(a)(b)	24,322	5,048,761
Align Technology Inc.(a)	38,909	9,816,352
Avanos Medical Inc.(a)(b)	25,404	1,118,792
Baxter International Inc.	273,320	20,963,644
Becton Dickinson and Co.	144,516	36,996,096
Boston Scientific Corp.(a)	745,710	31,096,107
Cantel Medical Corp.	19,590	1,427,915
Cooper Companies Inc. (The)	26,539	7,722,849
Danaher Corp.	341,789	47,105,360
Dentsply Sirona Inc.	120,012	6,574,257
DexCom Inc.(a)(b)	48,814	7,529,071
Edwards Lifesciences Corp.(a)(b)	111,332	26,539,322
Globus Medical Inc., Class A(a)	40,882	2,140,990
Haemonetics Corp.(a)	27,120	3,274,198
Hill-Rom Holdings Inc.	35,870	3,755,230
Hologic Inc.(a)	143,099	6,913,113
ICU Medical Inc.(a)	10,325	1,668,623
IDEXX Laboratories Inc.(a)	46,086	13,134,971
Insulet Corp.(a)(b)	32,249	4,686,425
Integra LifeSciences Holdings Corp.(a)	38,003	2,206,454
Intuitive Surgical Inc.(a)	61,699	34,116,462

Security	Shares	Value

Health Care Equipment & Supplies (continued)
LivaNova PLC(a)	25,978	$1,837,424
Masimo Corp.(a)	26,224	3,823,197
Medtronic PLC	718,242	78,216,554
Neogen Corp.(a)	27,988	1,820,899
NuVasive Inc.(a)	27,960	1,972,298
Penumbra Inc.(a)(b)	17,197	2,682,216
ResMed Inc.	76,910	11,376,527
Steris PLC	45,336	6,418,218
Stryker Corp.	171,772	37,149,130
Teleflex Inc.	24,748	8,597,703
Varian Medical Systems Inc.(a)	48,748	5,889,246
West Pharmaceutical Services Inc.	39,479	5,678,659
Zimmer Biomet Holdings Inc.	109,912	15,193,136

		533,597,801

Health Care Providers & Services — 18.1%
Acadia Healthcare Co. Inc.(a)(b)	47,388	1,421,166
Amedisys Inc.(a)	17,284	2,221,340
Anthem Inc.	136,946	36,849,430
Centene Corp.(a)(b)	221,416	11,752,761
Chemed Corp.	8,507	3,350,992
Cigna Corp.(a)	202,146	36,074,975
Covetrus Inc.(a)	11,979	118,772
CVS Health Corp.	696,203	46,220,917
DaVita Inc.(a)(b)	51,686	3,028,800
Encompass Health Corp.	52,681	3,372,638
Guardant Health Inc.(a)(b)	21,475	1,492,513
HCA Healthcare Inc.	142,381	19,013,559
HealthEquity Inc.(a)(b)	37,942	2,154,726
Henry Schein Inc.(a)	79,331	4,964,931
Humana Inc.	72,319	21,276,250
Laboratory Corp. of America Holdings(a)	52,300	8,617,471
McKesson Corp.	98,986	13,165,138
MEDNAX Inc.(a)	45,241	993,492
Molina Healthcare Inc.(a)	33,530	3,944,469
Premier Inc., Class A(a)(b)	34,002	1,107,785
Quest Diagnostics Inc.	72,094	7,299,517
Tenet Healthcare Corp.(a)	55,579	1,408,372
UnitedHealth Group Inc.	507,326	128,201,280
Universal Health Services Inc., Class B	43,486	5,977,586
WellCare Health Plans Inc.(a)	26,934	7,988,624

		372,017,504

Health Care Technology — 0.2%
Teladoc Health Inc.(a)(b)	38,539	2,952,087

Life Sciences Tools & Services — 7.4%
Agilent Technologies Inc.	165,671	12,549,578
Avantor Inc.(a)	119,209	1,693,960
Bio-Rad Laboratories Inc., Class A(a)	11,488	3,809,651
Bio-Techne Corp.	20,379	4,242,296
Bruker Corp.(b)	54,841	2,440,425
Charles River Laboratories International Inc.(a)	26,097	3,392,088
Illumina Inc.(a)	78,694	23,255,651
IQVIA Holdings Inc.(a)	97,529	14,085,138
Mettler-Toledo International Inc.(a)(b)	13,173	9,286,175
PRA Health Sciences Inc.(a)(b)	33,547	3,277,877
Syneos Health Inc.(a)	33,130	1,661,470
Thermo Fisher Scientific Inc.	214,388	64,740,888
Waters Corp.(a)(b)	35,737	7,562,664

		151,997,861

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 29.8%
Allergan PLC	175,609	$30,926,501
Bristol-Myers Squibb Co.	875,685	50,238,048
Catalent Inc.(a)	78,151	3,802,046
Elanco Animal Health Inc.(a)(b)	199,658	5,394,759
Eli Lilly & Co.	454,811	51,825,713
Horizon Therapeutics PLC(a)	99,516	2,877,008
Jazz Pharmaceuticals PLC(a)	30,313	3,808,222
Johnson & Johnson	1,412,839	186,551,262
Merck & Co. Inc.	1,370,657	118,781,136
Mylan NV(a)	276,160	5,288,464
Nektar Therapeutics(a)(b)	93,874	1,607,592
Perrigo Co. PLC	72,731	3,856,198
Pfizer Inc.	2,960,965	113,612,227
Zoetis Inc.	255,654	32,703,260

		611,272,436

Total Common Stocks — 99.7% (Cost: $1,953,412,261)		2,045,517,933

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	65,795,689	65,828,587

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	4,387,000	$4,387,000

		70,215,587

Total Short-Term Investments — 3.4% (Cost: $70,203,274)		70,215,587

Total Investments in Securities — 103.1% (Cost: $2,023,615,535)		2,115,733,520

Other Assets, Less Liabilities — (3.1)%		(64,348,551)

Net Assets — 100.0%		$2,051,384,969

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,194,069	26,601,620	65,795,689	$65,828,587	$79,199	(b)	$(119)	$4,110
BlackRock Cash Funds: Treasury, SL Agency Shares	3,938,417	448,583	4,387,000	4,387,000	30,010		—	—

				$70,215,587	$109,209		$(119)	$4,110

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Health Care Index	59	12/20/19	$5,606	$204,497

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Healthcare ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$204,497

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$43,294

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$204,497

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,868,530

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,045,517,933	$—	$—	$2,045,517,933
Money Market Funds	70,215,587	—	—	70,215,587

	$2,115,733,520	$—	$—	$2,115,733,520

Derivative financial instruments(a)
Assets
Futures Contracts	$204,497	$—	$—	$204,497

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 4.8%
Arista Networks Inc.(a)	39,926	$9,764,702
Ciena Corp.(a)	114,208	4,239,401
Cisco Systems Inc.	3,090,390	146,824,429
CommScope Holding Co. Inc.(a)(b)	146,006	1,635,267
EchoStar Corp., Class A(a)(b)	34,664	1,351,896
F5 Networks Inc.(a)	44,067	6,349,173
InterDigital Inc.	5,679	304,565
Juniper Networks Inc.	253,402	6,289,438
Lumentum Holdings Inc.(a)	57,043	3,574,314
Motorola Solutions Inc.	120,818	20,094,450
NetScout Systems Inc.(a)	4,937	119,574
Ubiquiti Inc.(a)	9,970	1,262,102
ViaSat Inc.(a)	42,602	2,932,722
Viavi Solutions Inc.(a)	165,439	2,640,406

		207,382,439

Diversified Telecommunication Services — 0.5%
CenturyLink Inc.	718,757	9,300,716
GCI Liberty Inc., Class A(a)	70,070	4,903,499
Zayo Group Holdings Inc.(a)	173,474	5,922,402

		20,126,617

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp./DE	105,936	13,550,274
SYNNEX Corp.	30,218	3,557,867
Tech Data Corp.(a)	26,430	3,211,245

		20,319,386

Health Care Technology — 0.7%
Cerner Corp.	232,617	15,613,253
Veeva Systems Inc., Class A(a)	95,150	13,495,124

		29,108,377

Household Durables — 0.2%
Garmin Ltd.	106,069	9,943,969

Interactive Media & Services — 17.5%
Alphabet Inc., Class A(a)	205,932	259,227,202
Alphabet Inc., Class C, NVS(a)(b)	207,759	261,799,194
ANGI Homeservices Inc., Class A(a)(b)	61,619	422,090
Cargurus Inc.(a)	53,420	1,794,378
Facebook Inc., Class A(a)	1,013,309	194,200,670
IAC/InterActiveCorp.(a)	52,920	12,026,070
Match Group Inc.(b)	40,579	2,961,861
Snap Inc., Class A, NVS(a)(b)	559,306	8,423,148
Twitter Inc.(a)	512,606	15,362,802
Zillow Group Inc., Class A(a)(b)	26,960	873,234
Zillow Group Inc., Class C, NVS(a)(b)	92,672	3,018,327

		760,108,976

Internet & Direct Marketing Retail — 0.6%
eBay Inc.	575,154	20,274,179
Etsy Inc.(a)	88,622	3,942,793
GrubHub Inc.(a)(b)	67,339	2,293,566

		26,510,538

IT Services — 5.1%
Akamai Technologies Inc.(a)	120,992	10,465,808
Amdocs Ltd.	99,674	6,498,745
Booz Allen Hamilton Holding Corp.	102,681	7,225,662
CACI International Inc., Class A(a)	18,312	4,097,310
Cognizant Technology Solutions Corp., Class A	402,664	24,538,344
DXC Technology Co.	192,543	5,327,665

Security	Shares	Value

IT Services (continued)
EPAM Systems Inc.(a)(b)	40,196	$7,072,888
Gartner Inc.(a)	66,136	10,190,235
GoDaddy Inc., Class A(a)	129,996	8,453,640
International Business Machines Corp.	645,049	86,262,403
KBR Inc.	105,078	2,958,996
Leidos Holdings Inc.	99,333	8,565,484
MongoDB Inc.(a)(b)	25,762	3,291,611
Okta Inc.(a)(b)	78,338	8,544,326
Perspecta Inc.	102,472	2,719,607
Science Applications International Corp.	36,323	3,001,006
Twilio Inc., Class A(a)(b)	89,197	8,612,862
VeriSign Inc.(a)(b)	76,206	14,480,664

		222,307,256

Semiconductors & Semiconductor Equipment — 18.7%
Advanced Micro Devices Inc.(a)(b)	791,423	26,852,982
Analog Devices Inc.	269,222	28,707,142
Applied Materials Inc.	672,986	36,516,220
Broadcom Inc.	289,865	84,886,965
Cirrus Logic Inc.(a)	43,273	2,940,833
Cree Inc.(a)	78,913	3,766,518
Cypress Semiconductor Corp.	270,772	6,300,864
Entegris Inc.	99,460	4,774,080
Intel Corp.	3,224,590	182,286,073
KLA Corp.	116,234	19,648,195
Lam Research Corp.	105,332	28,549,185
Marvell Technology Group Ltd.	484,134	11,808,028
Maxim Integrated Products Inc.	198,734	11,657,736
Microchip Technology Inc.	173,874	16,394,579
Micron Technology Inc.(a)	804,192	38,239,330
MKS Instruments Inc.	40,144	4,344,384
Monolithic Power Systems Inc.	29,600	4,437,632
NVIDIA Corp.	443,433	89,138,902
ON Semiconductor Corp.(a)(b)	301,442	6,149,417
Qorvo Inc.(a)	86,390	6,985,495
QUALCOMM Inc.	885,297	71,213,291
Semtech Corp.(a)	49,697	2,507,711
Silicon Laboratories Inc.(a)(b)	31,984	3,397,980
Skyworks Solutions Inc.	125,863	11,461,085
Teradyne Inc.(b)	124,540	7,624,339
Texas Instruments Inc.	679,852	80,215,738
Universal Display Corp.	31,345	6,274,642
Xilinx Inc.	184,452	16,737,175

		813,816,521

Software — 32.8%
ACI Worldwide Inc.(a)(b)	86,665	2,720,414
Adobe Inc.(a)	353,454	98,235,470
Alteryx Inc., Class A(a)(b)	34,387	3,146,410
Anaplan Inc.(a)(b)	62,202	2,935,934
ANSYS Inc.(a)	61,529	13,545,609
Aspen Technology Inc.(a)	50,906	5,859,790
Autodesk Inc.(a)	160,098	23,592,041
Avalara Inc.(a)(b)	48,525	3,445,275
Blackbaud Inc.	36,388	3,054,773
Cadence Design Systems Inc.(a)	205,037	13,399,168
CDK Global Inc.	89,344	4,515,446
CERENCE Inc.(a)	26,462	410,161
Ceridian HCM Holding Inc.(a)(b)	65,929	3,181,074
Citrix Systems Inc.	90,333	9,833,650
CommVault Systems Inc.(a)	4,474	222,224

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Coupa Software Inc.(a)(b)	45,334	$6,232,972
DocuSign Inc.(a)(b)	90,637	5,999,263
Dropbox Inc., Class A(a)	158,441	3,140,301
Elastic NV(a)(b)	23,476	1,690,507
Fair Isaac Corp.(a)	21,179	6,439,263
FireEye Inc.(a)(b)	160,332	2,539,659
Fortinet Inc.(a)	104,286	8,505,566
Guidewire Software Inc.(a)(b)	59,957	6,759,552
HubSpot Inc.(a)(b)	29,422	4,563,352
Intuit Inc.	189,471	48,788,782
j2 Global Inc.	34,422	3,268,713
LogMeIn Inc.	13,743	902,640
Manhattan Associates Inc.(a)	47,470	3,557,876
Microsoft Corp.	5,248,727	752,509,990
New Relic Inc.(a)(b)	37,002	2,370,348
NortonLifeLock Inc.	417,195	9,545,422
Nuance Communications Inc.(a)(b)	211,677	3,454,569
Nutanix Inc., Class A(a)(b)	52,317	1,528,703
Oracle Corp.	1,603,128	87,354,445
Palo Alto Networks Inc.(a)	70,146	15,950,499
Paycom Software Inc.(a)	36,101	7,636,445
Paylocity Holding Corp.(a)(b)	26,433	2,712,026
Pegasystems Inc.(b)	28,369	2,133,632
Pluralsight Inc., Class A(a)(b)	62,929	1,137,756
Proofpoint Inc.(a)	41,540	4,792,470
PTC Inc.(a)	76,226	5,100,282
RealPage Inc.(a)(b)	58,769	3,558,463
RingCentral Inc., Class A(a)(b)	52,626	8,500,152
salesforce.com Inc.(a)(b)	638,539	99,924,968
ServiceNow Inc.(a)(b)	136,601	33,775,963
Smartsheet Inc., Class A(a)	65,056	2,563,206
SolarWinds Corp.(a)(b)	50,351	954,151
Splunk Inc.(a)	109,928	13,186,963
SS&C Technologies Holdings Inc.	162,230	8,437,582
Synopsys Inc.(a)	109,897	14,918,518
Teradata Corp.(a)(b)	84,898	2,540,997
Trade Desk Inc. (The), Class A(a)(b)	28,693	5,761,554
Tyler Technologies Inc.(a)	28,251	7,585,959
Verint Systems Inc.(a)	49,308	2,238,090
VMware Inc., Class A	57,748	9,139,776
Workday Inc., Class A(a)(b)	118,285	19,181,096
Zendesk Inc.(a)	81,478	5,756,421

Security	Shares	Value

Software (continued)
Zoom Video Communications Inc., Class A(a)(b)	19,574	$1,368,027
Zscaler Inc.(a)(b)	47,754	2,100,221

		1,428,204,579

Technology Hardware, Storage & Peripherals — 18.6%
Apple Inc.	2,920,188	726,425,967
Dell Technologies Inc., Class C(a)	113,791	6,018,406
Hewlett Packard Enterprise Co.	955,000	15,671,550
HP Inc.	1,081,672	18,788,643
NCR Corp.(a)(b)	94,413	2,757,804
NetApp Inc.	174,592	9,756,201
Pure Storage Inc., Class A(a)	85,225	1,658,478
Seagate Technology PLC	173,720	10,080,972
Western Digital Corp.	216,276	11,170,655
Xerox Holdings Corp.(a)	140,268	4,759,293

		807,087,969

Total Common Stocks — 100.0% (Cost: $3,276,017,748)		4,344,916,627

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.00%(c)(d)(e)	146,714,943	146,788,300
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.74%(c)(d)	2,378,000	2,378,000

		149,166,300

Total Short-Term Investments — 3.4% (Cost: $149,150,785)		149,166,300

Total Investments in Securities — 103.4% (Cost: $3,425,168,533)		4,494,082,927

Other Assets, Less Liabilities — (3.4)%		(147,572,929)

Net Assets — 100.0%		$4,346,509,998

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,969,857	100,745,086	146,714,943	$146,788,300	$185,858	(b)	$4,180		$4,858
BlackRock Cash Funds: Treasury, SL Agency Shares	7,691,692	(5,313,692)	2,378,000	2,378,000	54,914		—		—

				$149,166,300	$240,772		$4,180		$4,858

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Technology ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,344,916,627	$—	$—	$4,344,916,627
Money Market Funds	149,166,300	—	—	149,166,300

	$4,494,082,927	$—	$—	$4,494,082,927

See notes to financial statements.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 57.5%
ALLETE Inc.	51,575	$4,438,544
Alliant Energy Corp.	237,160	12,650,114
American Electric Power Co. Inc.	493,053	46,539,273
Avangrid Inc.	55,536	2,779,577
Duke Energy Corp.	727,509	68,574,998
Edison International	357,550	22,489,895
El Paso Electric Co.	40,726	2,716,831
Entergy Corp.	198,531	24,117,546
Evergy Inc.	235,114	15,026,136
Eversource Energy	323,115	27,057,650
Exelon Corp.	970,125	44,130,986
FirstEnergy Corp.	539,176	26,052,984
Hawaiian Electric Industries Inc.	108,805	4,912,546
IDACORP Inc.	50,319	5,415,331
NextEra Energy Inc.	488,018	116,314,210
Pinnacle West Capital Corp.	112,135	10,554,146
PNM Resources Inc.	79,530	4,147,490
Portland General Electric Co.	89,236	5,075,744
PPL Corp.	721,164	24,151,782
Southern Co. (The)	1,043,663	65,395,924
Xcel Energy Inc.	523,582	33,252,693

		565,794,400

Gas Utilities — 4.9%
Atmos Energy Corp.	118,022	13,275,115
National Fuel Gas Co.	86,184	3,904,997
New Jersey Resources Corp.	89,843	3,917,155
ONE Gas Inc.	52,653	4,888,304
South Jersey Industries Inc.	92,251	2,966,792
Southwest Gas Holdings Inc.	54,240	4,735,152
Spire Inc.	50,729	4,264,280
UGI Corp.	208,646	9,946,155

		47,897,950

Independent Power and Renewable Electricity Producers — 3.4%
AES Corp./VA	662,855	11,301,678
NRG Energy Inc.	252,606	10,134,553
Vistra Energy Corp.	451,667	12,208,559

		33,644,790

Security	Shares	Value

Multi-Utilities — 30.7%
Ameren Corp.	245,431	$19,069,989
Avista Corp.	66,012	3,170,556
Black Hills Corp.	60,968	4,806,107
CenterPoint Energy Inc.	501,465	14,577,588
CMS Energy Corp.	283,359	18,112,307
Consolidated Edison Inc.	331,644	30,584,210
Dominion Energy Inc.	820,679	67,747,052
DTE Energy Co.	183,026	23,302,870
MDU Resources Group Inc.	198,760	5,742,176
NiSource Inc.	372,785	10,452,891
NorthWestern Corp.	50,363	3,652,325
Public Service Enterprise Group Inc.	504,877	31,963,763
Sempra Energy	274,139	39,615,827
WEC Energy Group Inc.	314,960	29,732,224

		302,529,885

Water Utilities — 3.2%
American Water Works Co. Inc.	180,380	22,235,442
Aqua America Inc.	215,454	9,766,530

		32,001,972

Total Common Stocks — 99.7% (Cost: $886,053,772)		981,868,997

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(b)	2,790,000	2,790,000

Total Short-Term Investments — 0.3% (Cost: $2,790,000)		2,790,000

Total Investments in Securities — 100.0% (Cost: $888,843,772)		984,658,997

Other Assets, Less Liabilities — 0.0%		153,685

Net Assets — 100.0%		$984,812,682

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$107	(b)	$(699)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	212,340	2,577,660	2,790,000	2,790,000	14,090		—	—

				$2,790,000	$14,197		$(699)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Utilities ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Utilities Index	44	12/20/19	$2,848	$39,760

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$39,760

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$228,655

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$39,760

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$949,227

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$981,868,997	$—	$—	$981,868,997
Money Market Funds	2,790,000	—	—	2,790,000

	$984,658,997	$—	$—	$984,658,997

Derivative financial instruments(a)
Assets
Futures Contracts	$39,760	$—	$—	$39,760

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	35

Statements of Assets and Liabilities  (unaudited)

October 31, 2019

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,208,005,289	$508,877,597	$582,891,598	$2,045,517,933
Affiliated(c)	26,028,051	4,610,441	5,886,608	70,215,587
Cash	26,867	1,798	26	21,048
Cash pledged:
Futures contracts	77,000	49,000	88,000	208,999
Receivables:
Investments sold	—	17,772,337	—	—
Securities lending income — Affiliated	15,522	1,175	3,971	14,925
Dividends	1,021,796	397,844	649,182	1,935,307

Total assets	1,235,174,525	531,710,192	589,519,385	2,117,913,799

LIABILITIES
Collateral on securities loaned, at value	22,442,681	3,333,670	4,660,764	65,806,788
Payables:
Investments purchased	112,724	18,749,508	—	—
Variation margin on futures contracts	7,201	13,515	8,100	5,900
Capital shares redeemed	—	—	18,844	—
Investment advisory fees	202,251	183,006	214,291	716,142

Total liabilities	22,764,857	22,279,699	4,901,999	66,528,830

NET ASSETS	$1,212,409,668	$509,430,493	$584,617,386	$2,051,384,969

NET ASSETS CONSIST OF:
Paid-in capital	$713,429,194	$619,980,191	$1,077,280,987	$1,966,484,462
Accumulated earnings (loss)	498,980,474	(110,549,698)	(492,663,601)	84,900,507

NET ASSETS	$1,212,409,668	$509,430,493	$584,617,386	$2,051,384,969

Shares outstanding	8,050,000	2,700,000	18,850,000	10,350,000

Net asset value	$150.61	$188.68	$31.01	$198.20

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$21,737,914	$3,236,610	$4,162,304	$63,678,556
(b) Investments, at cost — Unaffiliated	$713,144,342	$585,488,294	$892,110,792	$1,953,412,261
(c) Investments, at cost — Affiliated	$25,087,045	$4,609,902	$5,885,057	$70,203,274

See notes to financial statements.

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2019

	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,344,916,627	$981,868,997
Affiliated(c)	149,166,300	2,790,000
Cash	337	20,818
Cash pledged:
Futures contracts	—	75,000
Receivables:
Securities lending income — Affiliated	80,221	—
Variation margin on futures contracts	—	14,515
Dividends	628,465	391,687

Total assets	4,494,791,950	985,161,017

LIABILITIES
Collateral on securities loaned, at value	146,779,172	—
Payables:
Investment advisory fees	1,502,780	348,335

Total liabilities	148,281,952	348,335

NET ASSETS	$4,346,509,998	$984,812,682

NET ASSETS CONSIST OF:
Paid-in capital	$3,164,556,809	$905,586,050
Accumulated earnings	1,181,953,189	79,226,632

NET ASSETS	$4,346,509,998	$984,812,682

Shares outstanding	20,500,000	6,100,000

Net asset value	$212.02	$161.44

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$141,405,896	$—
(b) Investments, at cost — Unaffiliated	$3,276,017,748	$886,053,772
(c) Investments, at cost — Affiliated	$149,150,785	$2,790,000

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,720,285	$4,751,913	$12,659,457	$17,151,660
Dividends — Affiliated	54,226	7,999	10,353	30,010
Interest — Unaffiliated	34	—	—	31
Securities lending income — Affiliated — net	43,174	11,310	17,664	79,199
Foreign taxes withheld	(567)	—	(3,783)	—

Total investment income	11,817,152	4,771,222	12,683,691	17,260,900

EXPENSES
Investment advisory fees	1,206,877	1,121,567	1,428,123	4,408,677

Total expenses	1,206,877	1,121,567	1,428,123	4,408,677

Net investment income	10,610,275	3,649,655	11,255,568	12,852,223

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,732,557)	(21,320,567)	(71,917,483)	(19,289,035)
Investments — Affiliated	(3,813)	971	(23)	(119)
In-kind redemptions — Unaffiliated	33,732,524	15,438,481	(18,263,574)	61,696,165
In-kind redemptions — Affiliated	68,425	—	—	—
Futures contracts	93,964	68,159	52,423	43,294

Net realized gain (loss)	28,158,543	(5,812,956)	(90,128,657)	42,450,305

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,845,046	(12,356,074)	(13,290,159)	64,736,555
Investments — Affiliated	(192,112)	(294)	81	4,110
Futures contracts	50,382	716	(45,518)	204,497

Net change in unrealized appreciation (depreciation)	2,703,316	(12,355,652)	(13,335,596)	64,945,162

Net realized and unrealized gain (loss)	30,861,859	(18,168,608)	(103,464,253)	107,395,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,472,134	$(14,518,953)	$(92,208,685)	$120,247,690

See notes to financial statements.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended October 31, 2019

	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$25,911,682	$13,995,186
Dividends — Affiliated	54,914	14,090
Interest — Unaffiliated	—	15
Securities lending income — Affiliated — net	185,858	107

Total investment income	26,152,454	14,009,398

EXPENSES
Investment advisory fees	8,856,486	1,916,689

Total expenses	8,856,486	1,916,689

Net investment income	17,295,968	12,092,709

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(20,119,241)	(1,766,886)
Investments — Affiliated	4,180	(699)
In-kind redemptions — Unaffiliated	186,471,571	21,747,845
Futures contracts	—	228,655

Net realized gain	166,356,510	20,208,915

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	207,172	53,489,672
Investments — Affiliated	4,858	—
Futures contracts	—	39,760

Net change in unrealized appreciation (depreciation)	212,030	53,529,432

Net realized and unrealized gain	166,568,540	73,738,347

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$183,864,508	$85,831,056

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets

	iShares Dow Jones U.S. ETF		iShares Transportation Average ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,610,275	$20,467,859	$3,649,655	$8,163,295
Net realized gain (loss)	28,158,543	19,804,602	(5,812,956)	9,861,278
Net change in unrealized appreciation (depreciation)	2,703,316	101,134,677	(12,355,652)	4,009,223

Net increase (decrease) in net assets resulting from operations	41,472,134	141,407,138	(14,518,953)	22,033,796

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,765,955)	(21,091,399)	(3,488,240)	(8,438,131)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(58,437,249)	(5,345,467)	(48,006,575)	(245,500,532)

NET ASSETS
Total increase (decrease) in net assets	(28,731,070)	114,970,272	(66,013,768)	(231,904,867)
Beginning of period	1,241,140,738	1,126,170,466	575,444,261	807,349,128

End of period	$1,212,409,668	$1,241,140,738	$509,430,493	$575,444,261

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares U.S. Energy ETF		iShares U.S. Healthcare ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,255,568	$22,069,140	$12,852,223	$26,524,215
Net realized gain (loss)	(90,128,657)	(23,587,812)	42,450,305	187,424,060
Net change in unrealized appreciation (depreciation)	(13,335,596)	(84,876,169)	64,945,162	(35,349,892)

Net increase (decrease) in net assets resulting from operations	(92,208,685)	(86,394,841)	120,247,690	178,598,383

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,995,687)	(23,500,556)	(13,810,604)	(43,163,813)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(101,403,870)	(189,619,206)	(152,870,367)	162,047,754

NET ASSETS
Total increase (decrease) in net assets	(204,608,242)	(299,514,603)	(46,433,281)	297,482,324
Beginning of period	789,225,628	1,088,740,231	2,097,818,250	1,800,335,926

End of period	$584,617,386	$789,225,628	$2,051,384,969	$2,097,818,250

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets  (continued)

	iShares U.S. Technology ETF		iShares U.S. Utilities ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,295,968	$35,313,159	$12,092,709	$20,065,704
Net realized gain (loss)	166,356,510	559,337,982	20,208,915	(4,658,426)
Net change in unrealized appreciation (depreciation)	212,030	222,452,960	53,529,432	96,217,168

Net increase in net assets resulting from operations	183,864,508	817,104,101	85,831,056	111,624,446

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(18,463,589)	(33,239,056)	(12,954,267)	(19,110,532)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(90,324,372)	(543,803,415)	101,481,161	111,454,408

NET ASSETS
Total increase in net assets	75,076,547	240,061,630	174,357,950	203,968,322
Beginning of period	4,271,433,451	4,031,371,821	810,454,732	606,486,410

End of period	$4,346,509,998	$4,271,433,451	$984,812,682	$810,454,732

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$146.88		$132.49	$119.45	$103.06	$105.32	$95.10

Net investment income(a)	1.29		2.40	2.19	2.01	1.92	1.77
Net realized and unrealized gain (loss)(b)	3.86		14.46	13.03	16.40	(2.11)	10.22

Net increase (decrease) from investment operations	5.15		16.86	15.22	18.41	(0.19)	11.99

Distributions(c)
From net investment income	(1.42)		(2.47)	(2.18)	(2.02)	(2.07)	(1.77)

Total distributions	(1.42)		(2.47)	(2.18)	(2.02)	(2.07)	(1.77)

Net asset value, end of period	$150.61		$146.88	$132.49	$119.45	$103.06	$105.32

Total Return
Based on net asset value	3.55	%(d)	12.89%	12.81%	18.04%	(0.14)%	12.68%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.76	%(e)	1.74%	1.70%	1.82%	1.88%	1.74%

Supplemental Data
Net assets, end of period (000)	$1,212,410		$1,241,141	$1,126,170	$1,110,872	$917,234	$968,917

Portfolio turnover rate(f)	3	%(d)	5%	4%	4%	4%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Transportation Average ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$195.07		$187.76	$163.83	$141.18	$153.92	$137.21

Net investment income(a)	1.30		2.12	1.91	1.54	1.50	1.24
Net realized and unrealized gain (loss)(b)	(6.36)		7.34	24.02	22.75	(12.63)	16.73

Net increase (decrease) from investment operations	(5.06)		9.46	25.93	24.29	(11.13)	17.97

Distributions(c)
From net investment income	(1.33)		(2.15)	(2.00)	(1.64)	(1.61)	(1.26)

Total distributions	(1.33)		(2.15)	(2.00)	(1.64)	(1.61)	(1.26)

Net asset value, end of period	$188.68		$195.07	$187.76	$163.83	$141.18	$153.92

Total Return
Based on net asset value	(2.58	)%(d)	5.12%	15.88%	17.32%	(7.24)%	13.10%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.42%	0.43%	0.44%	0.44%	0.43%

Net investment income	1.38	%(e)	1.11%	1.07%	0.99%	1.05%	0.80%

Supplemental Data
Net assets, end of period (000)	$509,430		$575,444	$807,349	$966,598	$564,723	$1,192,848

Portfolio turnover rate(f)	16	%(d)	17%	5%	5%	11%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Energy ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$35.96		$40.47	$37.27	$37.91	$46.62	$53.49

Net investment income(a)	0.55		0.89	1.07	0.84	1.06	1.02
Net realized and unrealized gain (loss)(b)	(4.96)		(4.43)	3.25	(0.62)	(8.66)	(6.87)

Net increase (decrease) from investment operations	(4.41)		(3.54)	4.32	0.22	(7.60)	(5.85)

Distributions(c)
From net investment income	(0.54)		(0.97)	(1.12)	(0.86)	(1.11)	(1.02)

Total distributions	(0.54)		(0.97)	(1.12)	(0.86)	(1.11)	(1.02)

Net asset value, end of period	$31.01		$35.96	$40.47	$37.27	$37.91	$46.62

Total Return
Based on net asset value	(12.33	)%(d)	(8.83)%	11.92%	0.52%	(16.20)%	(11.03)%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.42%	0.43%	0.44%	0.44%	0.43%

Net investment income	3.35	%(e)	2.33%	2.87%	2.17%	2.80%	2.04%

Supplemental Data
Net assets, end of period (000)	$584,617		$789,226	$1,088,740	$1,159,125	$1,249,003	$2,219,116

Portfolio turnover rate(f)	4	%(d)	6%	6%	18%	15%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Healthcare ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$188.15		$173.95	$158.62	$144.67	$151.70	$122.07

Net investment income(a)	1.19		2.26	1.99	1.81	1.70	1.45
Net realized and unrealized gain (loss)(b)	10.15		15.50	15.31	14.07	(5.63)	29.70

Net increase (decrease) from investment operations	11.34		17.76	17.30	15.88	(3.93)	31.15

Distributions(c)
From net investment income	(1.29)		(3.56)	(1.97)	(1.93)	(3.10)	(1.52)

Total distributions	(1.29)		(3.56)	(1.97)	(1.93)	(3.10)	(1.52)

Net asset value, end of period	$198.20		$188.15	$173.95	$158.62	$144.67	$151.70

Total Return
Based on net asset value	6.05	%(d)	10.27%	10.93%	11.06%	(2.64)%	25.64%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.43%	0.43%	0.44%	0.44%	0.43%

Net investment income	1.24	%(e)	1.19%	1.16%	1.21%	1.13%	1.05%

Supplemental Data
Net assets, end of period (000)	$2,051,385		$2,097,818	$1,800,336	$1,911,386	$1,808,437	$2,358,873

Portfolio turnover rate(f)	2	%(d)	6%	7%	6%	7%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Technology ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$203.40		$167.97	$138.18	$102.30	$107.28	$90.83

Net investment income(a)	0.84		1.59	1.26	1.33	1.30	1.20
Net realized and unrealized gain (loss)(b)	8.68		35.34	29.88	35.87	(4.97)	16.47

Net increase (decrease) from investment operations	9.52		36.93	31.14	37.20	(3.67)	17.67

Distributions(c)
From net investment income	(0.90)		(1.50)	(1.35)	(1.32)	(1.31)	(1.22)

Total distributions	(0.90)		(1.50)	(1.35)	(1.32)	(1.31)	(1.22)

Net asset value, end of period	$212.02		$203.40	$167.97	$138.18	$102.30	$107.28

Total Return
Based on net asset value	4.72	%(d)	22.10%	22.62%	36.57%	(3.45)%	19.53%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.42%	0.43%	0.44%	0.44%	0.43%

Net investment income	0.83	%(e)	0.87%	0.80%	1.11%	1.24%	1.18%

Supplemental Data
Net assets, end of period (000)	$4,346,510		$4,271,433	$4,031,372	$3,392,234	$2,393,714	$2,869,743

Portfolio turnover rate(f)	10	%(d)	19%	15%	4%	8%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Utilities ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$148.71		$130.43	$129.30	$121.09	$111.09	$108.15

Net investment income(a)	2.09		4.03	3.79	3.69	3.37	3.31
Net realized and unrealized gain(b)	12.91		18.12	0.84	8.46	11.18	3.11

Net increase from investment operations	15.00		22.15	4.63	12.15	14.55	6.42

Distributions(c)
From net investment income	(2.27)		(3.87)	(3.50)	(3.94)	(4.55)	(3.48)

Total distributions	(2.27)		(3.87)	(3.50)	(3.94)	(4.55)	(3.48)

Net asset value, end of period	$161.44		$148.71	$130.43	$129.30	$121.09	$111.09

Total Return
Based on net asset value	10.14	%(d)	17.29%	3.59%	10.16%	13.61%	5.97%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.43%	0.43%	0.44%	0.44%	0.43%

Net investment income	2.68	%(e)	2.94%	2.86%	2.96%	3.02%	2.96%

Supplemental Data
Net assets, end of period (000)	$984,813		$810,455	$606,486	$801,673	$1,065,624	$649,849

Portfolio turnover rate(f)	2	%(d)	6%	5%	9%	6%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Dow Jones U.S.	Diversified
Transportation Average	Non-diversified
U.S. Energy	Non-diversified
U.S. Healthcare	Non-diversified
U.S. Technology	Non-diversified
U.S. Utilities	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach.

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements  (unaudited) (continued)

Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Dow Jones U.S.
Barclays Bank PLC	$1,208,316	$1,208,316		$—	$—
Barclays Capital Inc.	2,138,471	2,138,471		—	—
BNP Paribas Prime Brokerage International Ltd.	580,921	580,921		—	—
BNP Paribas Securities Corp.	117,088	117,088		—	—
BofA Securities, Inc.	983,482	983,482		—	—
Citadel Clearing LLC	212,429	201,956		—	(10,473	)(b)
Citigroup Global Markets Inc.	4,920,553	4,920,553		—	—
Credit Suisse AG Dublin Branch	252,970	252,970		—	—
Credit Suisse Securities (USA) LLC	95,293	95,293		—	—
Deutsche Bank Securities Inc.	239,752	239,752		—	—
Goldman Sachs & Co.	3,023,240	3,023,240		—	—
HSBC Bank PLC	721,380	721,380		—	—
ING Financial Markets LLC	48,354	48,354		—	—
JPMorgan Securities LLC	2,858,716	2,858,716		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,383,291	2,383,291		—	—
National Financial Services LLC	88,150	88,150		—	—
Scotia Capital (USA) Inc.	30,757	30,757		—	—
State Street Bank & Trust Company	430,326	430,326		—	—
TD Prime Services LLC	193,603	193,603		—	—
UBS AG	287,358	287,358		—	—
UBS Securities LLC	375,020	375,020		—	—
Wells Fargo Securities LLC	548,444	548,444		—	—

	$21,737,914	$21,727,441		$—	$(10,473)

Transportation Average
Citigroup Global Markets Inc.	$1,374,160	$1,374,160		$—	$—
Goldman Sachs & Co.	1,862,450	1,862,450		—	—

	$3,236,610	$3,236,610		$—	$—

U.S. Energy
Barclays Capital Inc.	$50,765	$50,765		$—	$—
BofA Securities, Inc.	82,501	82,501		—	—
Credit Suisse AG Dublin Branch	625,561	625,561		—	—
Goldman Sachs & Co.	413,953	413,953		—	—
HSBC Bank PLC	17,093	17,093		—	—
JPMorgan Securities LLC	2,065,715	2,065,715		—	—
Scotia Capital (USA) Inc.	13,910	13,910		—	—
UBS AG	706,362	706,362		—	—
Wells Fargo Bank, National Association	186,444	186,444		—	—

	$4,162,304	$4,162,304		$—	$—

U.S. Healthcare
Barclays Bank PLC	$465,332	$465,332		$—	$—
Barclays Capital Inc.	41,875	41,875		—	—
BofA Securities, Inc.	9,616,044	9,616,044		—	—
Citadel Clearing LLC	8,566,035	8,566,035		—	—
Citigroup Global Markets Inc.	4,072,250	3,867,518		—	(204,732	)(b)
Credit Suisse AG Dublin Branch	2,933,055	2,933,055		—	—
Credit Suisse Securities (USA) LLC	4,989,971	4,989,971		—	—
Goldman Sachs & Co.	15,732,099	15,732,099		—	—
JPMorgan Securities LLC	8,804,214	8,804,214		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,525,519	3,525,519		—	—
National Financial Services LLC	17,800	17,800		—	—
State Street Bank & Trust Company	1,406,807	1,406,807		—	—
UBS Securities LLC	847,555	847,555		—	—
Wells Fargo Securities LLC	2,660,000	2,660,000		—	—

	$63,678,556	$63,473,824		$—	$(204,732)

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
U.S. Technology
Barclays Bank PLC	$1,425,114	$1,425,114		$—	$—
Barclays Capital Inc.	3,868,354	3,868,354		—	—
BNP Paribas Prime Brokerage International Ltd.	17,278,470	17,278,470		—	—
BofA Securities, Inc.	1,738,028	1,738,028		—	—
Citadel Clearing LLC	2,576,979	2,576,979		—	—
Citigroup Global Markets Inc.	3,298,941	3,298,941		—	—
Credit Suisse AG Dublin Branch	541,494	541,494		—	—
Credit Suisse Securities (USA) LLC	7,819,815	7,819,815		—	—
Deutsche Bank Securities Inc.	1,599,049	1,599,049		—	—
Goldman Sachs & Co.	13,575,732	13,575,732		—	—
HSBC Bank PLC	684,259	676,931		—	(7,328	)(b)
Jefferies LLC	667,833	667,833		—	—
JPMorgan Securities LLC	56,295,727	56,295,727		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,421,551	10,421,551		—	—
RBC Capital Markets LLC	394,558	394,558		—	—
State Street Bank & Trust Company	49,441	49,441		—	—
UBS AG	11,596,430	11,596,430		—	—
UBS Securities LLC	1,270,828	1,270,828		—	—
Virtu Americas LLC	3,276,286	3,276,286		—	—
Wells Fargo Bank, National Association	2,216,779	2,216,779		—	—
Wells Fargo Securities LLC	810,228	810,228		—	—

	$141,405,896	$141,398,568		$—	$(7,328)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Dow Jones U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Transportation Average, iShares U.S. Energy, iShares U.S. Healthcare, iShares U.S. Technology and iShares U.S. Utilities ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended October 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Dow Jones U.S.	$18,233
Transportation Average	4,844
U.S. Energy	7,490
U.S. Healthcare	33,903
U.S. Technology	77,454
U.S. Utilities	46

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Dow Jones U.S.	$4,839,829	$2,735,232	$(2,007,836)
U.S. Energy	6,514,862	5,324,578	(25,328,994)
U.S. Healthcare	4,158,253	9,698,239	(5,753,825)
U.S. Technology	93,509,190	124,008,915	(1,039,878)
U.S. Utilities	1,710,760	6,361,273	(370,504)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Dow Jones U.S.	$30,519,713	$31,666,405
Transportation Average	83,886,374	84,430,055
U.S. Energy	40,004,758	24,592,554
U.S. Healthcare	34,761,811	39,539,199
U.S. Technology	402,489,011	398,824,496
U.S. Utilities	22,217,536	24,885,451

For the six months ended October 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Dow Jones U.S.	$—	$57,823,037
Transportation Average	987,855,346	1,035,658,532
U.S. Energy	16,727,993	117,742,275
U.S. Healthcare	123,362,164	275,724,525
U.S. Technology	376,283,358	468,150,183
U.S. Utilities	252,563,650	151,532,101

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Dow Jones U.S.	$6,983,354
Transportation Average	22,874,992
U.S. Energy	67,361,454
U.S. Healthcare	16,222,698
U.S. Technology	1,831,034
U.S. Utilities	34,419,441

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of October 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S.	$757,988,865	$534,872,017	$(58,777,160)	$476,094,857
Transportation Average	595,511,919	4,640,794	(86,663,959)	(82,023,165)
U.S. Energy	924,440,475	11,389,764	(347,097,551)	(335,707,787)
U.S. Healthcare	2,058,981,544	246,344,264	(189,387,791)	56,956,473
U.S. Technology	3,477,561,696	1,135,747,393	(119,226,162)	1,016,521,231
U.S. Utilities	891,840,501	112,683,955	(19,825,699)	92,858,256

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/19		Year Ended 04/30/19
iShares ETF	Shares	Amount	Shares	Amount
Dow Jones U.S.
Shares sold	—	$—	300,000	$40,550,528
Shares redeemed	(400,000)	(58,437,249)	(350,000)	(45,895,995)

Net decrease	(400,000)	$(58,437,249)	(50,000)	$(5,345,467)

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 10/31/19		Year Ended 04/30/19
iShares ETF	Shares	Amount	Shares	Amount
Transportation Average
Shares sold	5,350,000	$990,075,400	7,700,000	$1,458,010,287
Shares redeemed	(5,600,000)	(1,038,081,975)	(9,050,000)	(1,703,510,819)

Net decrease	(250,000)	$(48,006,575)	(1,350,000)	$(245,500,532)

U.S. Energy
Shares sold	500,000	$16,784,052	6,800,000	$258,856,680
Shares redeemed	(3,600,000)	(118,187,922)	(11,750,000)	(448,475,886)

Net decrease	(3,100,000)	$(101,403,870)	(4,950,000)	$(189,619,206)

U.S. Healthcare
Shares sold	650,000	$123,664,333	5,250,000	$1,003,555,231
Shares redeemed	(1,450,000)	(276,534,700)	(4,450,000)	(841,507,477)

Net increase(decrease)	(800,000)	$(152,870,367)	800,000	$162,047,754

U.S. Technology
Shares sold	1,900,000	$381,088,987	5,350,000	$963,998,733
Shares redeemed	(2,400,000)	(471,413,359)	(8,350,000)	(1,507,802,148)

Net decrease	(500,000)	$(90,324,372)	(3,000,000)	$(543,803,415)

U.S. Utilities
Shares sold	1,650,000	$253,584,952	3,050,000	$419,326,483
Shares redeemed	(1,000,000)	(152,103,791)	(2,250,000)	(307,872,075)

Net increase	650,000	$101,481,161	800,000	$111,454,408

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal took place on November 19, 2019.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Dow Jones U.S. ETF received proceeds of $118,354 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

I. iShares Dow Jones U.S. ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Transportation Average ETF, iShares U.S. Healthcare ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its

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Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

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revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for each Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of each Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Energy ETF, iShares U.S. Technology ETF, iShares U.S. Utilities ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

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Board Review and Approval of Investment Advisory Contract  (continued)

(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for each Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of each Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Dow Jones U.S.(a)	$1.401386	$—	$0.022790	$1.424176	98%	—%	2%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	63

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	65

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-401-1019

OCTOBER 31, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares U.S. Basic Materials ETF | IYM | NYSE Arca
•	iShares U.S. Consumer Goods ETF | IYK | NYSE Arca
•	iShares U.S. Consumer Services ETF | IYC | NYSE Arca
•	iShares U.S. Financial Services ETF | IYG | NYSE Arca
•	iShares U.S. Financials ETF | IYF | NYSE Arca
•	iShares U.S. Industrials ETF | IYJ | Cboe BZX
•	iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
•	iShares MSCI USA ESG Select ETF | SUSA | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of October 31, 2019	iShares® U.S. Basic Materials ETF

Investment Objective

The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Dow Jones U.S. Basic Materials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.84)%	6.08%	3.72%	7.63%	6.08%	20.06%	108.58%
Fund Market	(0.79)	6.13	3.73	7.63	6.13	20.12	108.60
Index	(0.63)	6.54	4.13	8.08	6.54	22.41	117.49

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$991.60	$2.15		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Chemicals	83.3%
Metals & Mining	16.2
Other (each representing less than 1%)	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Linde PLC	17.8%
DuPont de Nemours Inc.	8.2
Ecolab Inc.	8.0
Air Products & Chemicals Inc.	7.8
Dow Inc.	6.3
Newmont Goldcorp Corp.	4.8
PPG Industries Inc.	4.7
LyondellBasell Industries NV, Class A	3.9
Corteva Inc.	3.3
Nucor Corp.	2.7

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of October 31, 2019	iShares® U.S. Consumer Goods ETF

Investment Objective

The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector, as represented by the Dow Jones U.S. Consumer Goods IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.22%	11.53%	6.86%	11.70%	11.53%	39.36%	202.41%
Fund Market	4.26	11.56	6.87	11.71	11.56	39.38	202.65
Index	4.41	11.98	7.30	12.20	11.98	42.23	216.04

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,042.20	$2.21		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Food, Beverage & Tobacco	45.7%
Household & Personal Products	22.7
Consumer Durables & Apparel	15.6
Automobiles & Components	8.7
Media & Entertainment	4.1
Capital Goods	1.3
Retailing	1.0
Other (each representing less than 1%)	0.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Procter & Gamble Co. (The)	13.9%
Coca-Cola Co. (The)	9.3
PepsiCo Inc.	8.6
Philip Morris International Inc.	5.6
NIKE Inc., Class B	5.0
Altria Group Inc.	3.7
Mondelez International Inc., Class A	3.4
Colgate-Palmolive Co.	2.6
General Motors Co.	2.1
Kimberly-Clark Corp.	2.0

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® U.S. Consumer Services ETF

Investment Objective

The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector, as represented by the Dow Jones U.S. Consumer Services Capped (TR) IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.67%	13.87%	12.56%	16.95%	13.87%	80.69%	378.52%
Fund Market	1.72	13.88	12.57	16.95	13.88	80.75	378.79
Index(a)	1.91	14.76	13.05	17.46	14.76	84.66	399.95
Dow Jones U.S. Consumer Services Total Return Index	0.88	13.59	12.82	17.34	13.59	82.79	394.89
Dow Jones U.S. Consumer Services Capped (TR) IndexTM(b)	2.12	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Consumer Services Total Return Index. Index performance beginning on June 24, 2019 reflects the performance of the Dow Jones U.S. Consumer Services Capped (TR) IndexTM, which, effective as of June 24, 2019, replaced Dow Jones U.S. Consumer Services Total Return Index as the underlying index of the fund.

(b)	The inception date of the Dow Jones U.S. Consumer Services Capped (TR) IndexTM was April 15, 2019.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,016.70	$2.18		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Retailing	38.9%
Media & Entertainment	22.8
Consumer Services	19.0
Food & Staples Retailing	12.3
Transportation	4.1
Commercial & Professional Services	1.8
Other (each representing less than 1%)	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Amazon. com Inc.	9.9%
Home Depot Inc. (The)	7.6
Walt Disney Co. (The)	4.9
Walmart Inc.	4.6
Comcast Corp., Class A	4.4
McDonald’s Corp.	4.3
Costco Wholesale Corp.	4.1
Netflix Inc.	4.0
Starbucks Corp.	3.2
Booking Holdings Inc.	2.8

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of October 31, 2019	iShares® U.S. Financial Services ETF

Investment Objective

The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.54%	14.25%	11.38%	11.81%	14.25%	71.40%	205.33%
Fund Market	4.60	14.26	11.39	11.80	14.26	71.51	205.16
Index	4.76	14.76	11.85	12.30	14.76	75.04	218.88

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,045.40	$2.21		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	50.3%
Diversified Financials	31.8
Software & Services	17.5
Insurance	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
JPMorgan Chase & Co.	12.6%
Visa Inc., Class A	9.7
Bank of America Corp.	8.3
Mastercard Inc., Class A	7.8
Wells Fargo & Co.	6.5
Citigroup Inc.	4.7
U. S. Bancorp.	2.6
American Express Co.	2.5
CME Group Inc.	2.3
Goldman Sachs Group Inc. (The)	2.2

(a)	Excludes money market funds.

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® U.S. Financials ETF

Investment Objective

The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the Dow Jones U.S. Financials Capped (TR) IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.02%	15.86%	10.41%	11.94%	15.86%	64.04%	208.89%
Fund Market	5.08	15.89	10.42	11.94	15.89	64.16	208.92
Index(a)	5.23	16.33	10.85	12.40	16.33	67.36	221.99
Dow Jones U.S. Financials Total Return Index	5.24	16.34	10.85	12.41	16.34	67.37	222.01
Dow Jones U.S. Financials Capped (TR) IndexTM(b)	5.28	N/A	N/A	N/A	N/A	N/A	N/A

(a)

Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Financials Total Return Index. Index performance beginning on June 24, 2019 reflects the performance of the Dow Jones U.S. Financials Capped (TR) IndexTM, which, effective as of June 24, 2019, replaced Dow Jones U.S. Financials Total Return Index as the underlying index of the fund.

(b)	The inception date of the Dow Jones U.S. Financials Capped (TR) IndexTM was April 15, 2019.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,050.20	$2.22		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Banks	28.5%
Diversified Financials	26.4
Real Estate	20.9
Insurance	13.7
Software & Services	9.9
Other (each representing less than 1%)	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Berkshire Hathaway Inc., Class B	7.4%
JPMorgan Chase & Co.	7.1
Visa Inc., Class A	5.5
Bank of America Corp.	4.7
Mastercard Inc., Class A	4.4
Wells Fargo & Co.	3.7
Citigroup Inc.	2.9
American Tower Corp.	1.7
U. S. Bancorp.	1.5
American Express Co.	1.4

(a)	Excludes money market funds

FUND SUMMARY	7

Fund Summary as of October 31, 2019	iShares® U.S. Industrials ETF

Investment Objective

The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the Dow Jones U.S. Industrials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.96%	16.54%	10.47%	14.48%	16.54%	64.54%	286.72%
Fund Market	1.98	16.57	10.48	14.49	16.57	64.58	286.98
Index	2.15	17.03	10.95	15.00	17.03	68.16	304.55

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,019.60	$2.18		$1,000.00	$1,023.00	$2.19		0.43%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Capital Goods	52.8%
Software & Services	18.2
Transportation	11.8
Materials	6.1
Commercial & Professional Services	5.6
Technology Hardware & Equipment	5.2
Pharmaceuticals, Biotechnology & Life Sciences	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Boeing Co. (The)	5.0%
Honeywell International Inc.	3.4
PayPal Holdings Inc.	3.4
Accenture PLC, Class A.	3.2
Union Pacific Corp.	3.2
United Technologies Corp.	3.2
3M Co.	2.6
Lockheed Martin Corp.	2.6
General Electric Co.	2.4
Fidelity National Information Services Inc.	2.2

(a)	Excludes money market funds.

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® MSCI KLD 400 Social ETF

Investment Objective

The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”). The index excludes companies involved in tobacco, alcohol, gambling, controversial weapons, civilian firearms, nuclear weapons, conventional weapons, nuclear power, adult entertainment and genetically modified organisms (GMOs). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.84%	16.66%	10.19%	12.79%	16.66%	62.46%	233.21%
Fund Market	3.91	16.68	10.20	12.80	16.68	62.49	233.45
Index	3.97	17.00	10.67	13.32	17.00	65.99	249.27

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,038.40	$1.28		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	27.1%
Communication Services	14.2
Health Care	11.1
Industrials	9.4
Consumer Discretionary	9.3
Financials	9.1
Consumer Staples	7.4
Real Estate	4.0
Energy	3.2
Materials	3.1
Utilities	2.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	7.7%
Facebook Inc., Class A	3.4
Alphabet Inc., Class C	2.9
Alphabet Inc., Class A	2.8
Procter & Gamble Co. (The)	2.3
Visa Inc., Class A	2.3
Home Depot Inc. (The)	1.9
Intel Corp.	1.9
Mastercard Inc., Class A	1.9
Verizon Communications Inc.	1.9

(a)	Excludes money market funds.

FUND SUMMARY	9

Fund Summary as of October 31, 2019	iShares® MSCI USA ESG Select ETF

Investment Objective

The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA Extended ESG Select Index (the “Index”). The index further excludes companies whose primary revenue is derived from alcohol, gambling, nuclear power, conventional and controversial weapons and civilian firearms. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.95%	15.56%	10.18%	12.47%	15.56%	62.39%	223.89%
Fund Market	3.96	15.50	10.19	12.48	15.50	62.41	224.22
Index	4.09	15.87	10.65	13.00	15.87	65.90	239.40

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,039.50	$1.28		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	25.1%
Health Care	12.8
Industrials	10.7
Financials	10.0
Consumer Staples	9.2
Consumer Discretionary	8.3
Communication Services	7.3
Materials	5.1
Real Estate	4.7
Utilities	3.8
Energy	3.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	5.0%
Apple Inc.	4.4
Ecolab Inc.	4.2
Accenture PLC, Class A	2.8
Alphabet Inc., Class A	2.6
3M Co.	2.3
salesforce. com Inc.	2.1
BlackRock Inc.	2.1
Home Depot Inc. (The)	2.0
Northern Trust Corp.	1.8

(a)	Excludes money market funds.

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	11

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Basic Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 83.2%
Air Products & Chemicals Inc.	130,057	$27,735,956
Albemarle Corp.	63,385	3,850,005
Ashland Global Holdings Inc.	36,413	2,817,274
Axalta Coating Systems Ltd.(a)	124,302	3,665,666
Cabot Corp.	35,359	1,541,299
Celanese Corp.	73,369	8,888,654
CF Industries Holdings Inc.	129,862	5,889,242
Chemours Co. (The)	99,884	1,639,096
Corteva Inc.(a)	443,266	11,693,357
Dow Inc.(a)	438,900	22,160,061
DuPont de Nemours Inc.	439,982	28,999,214
Eastman Chemical Co.	81,465	6,194,599
Ecolab Inc.	147,756	28,379,495
Element Solutions Inc.(a)	138,642	1,505,652
FMC Corp.	77,484	7,089,786
HB Fuller Co.	31,193	1,522,218
Huntsman Corp.	122,951	2,720,906
Ingevity Corp.(a)	25,363	2,135,818
International Flavors & Fragrances Inc.	63,377	7,732,628
Linde PLC	318,690	63,212,161
LyondellBasell Industries NV, Class A	152,685	13,695,845
Mosaic Co. (The)	212,058	4,215,713
NewMarket Corp.	4,472	2,171,111
Olin Corp.	99,856	1,831,359
PolyOne Corp.	47,125	1,510,356
PPG Industries Inc.	134,025	16,769,208
RPM International Inc.	77,188	5,590,727
Scotts Miracle-Gro Co. (The)	23,816	2,390,888
Sensient Technologies Corp.	25,877	1,618,865
Valvoline Inc.	113,670	2,425,718
Westlake Chemical Corp.	21,318	1,347,084
WR Grace & Co.	33,912	2,253,452

		295,193,413

Metals & Mining — 16.1%
Alcoa Corp.(a)(b)	112,120	2,330,975
Allegheny Technologies Inc.(a)(b)	77,363	1,625,397
Carpenter Technology Corp.	29,302	1,436,384
Commercial Metals Co.	72,578	1,402,933

Security	Shares	Value

Metals & Mining (continued)
Freeport-McMoRan Inc.	860,426	$8,449,383
Newmont Goldcorp Corp.	431,719	17,152,196
Nucor Corp.	179,649	9,674,099
Reliance Steel & Aluminum Co.	39,762	4,613,983
Royal Gold Inc.	39,137	4,517,975
Steel Dynamics Inc.	131,315	3,986,723
U.S. Steel Corp.	105,538	1,214,742
Worthington Industries Inc.	23,445	863,010

		57,267,800

Oil, Gas & Consumable Fuels — 0.2%
Peabody Energy Corp.	50,270	529,343

Paper & Forest Products — 0.4%
Domtar Corp.	38,500	1,401,015

Total Common Stocks — 99.9% (Cost: $419,076,425)		354,391,571

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	1,292,352	1,292,999
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	573,000	573,000

		1,865,999

Total Short-Term Investments — 0.5% (Cost: $1,865,950)		1,865,999

Total Investments in Securities — 100.4% (Cost: $420,942,375)		356,257,570

Other Assets, Less Liabilities — (0.4)%		(1,261,757)

Net Assets — 100.0%		$354,995,813

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	608,311	684,041	1,292,352	$1,292,999	$2,917	(b)	$88		$(131)
BlackRock Cash Funds: Treasury, SL Agency Shares	355,680	217,320	573,000	573,000	4,676		—		—

				$1,865,999	$7,593		$88		$(131)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Basic Materials ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Industrial Index	4	12/20/19	$315	$721
S&P MidCap 400 E-Mini Index	1	12/20/19	195	2,366

				$3,087

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$3,087

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$41,801

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$3,087

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$170,127

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$354,391,571	$—	$—	$354,391,571
Money Market Funds	1,865,999	—	—	1,865,999

	$356,257,570	$—	$—	$356,257,570

Derivative financial instruments(a)
Assets
Futures Contracts	$3,087	$—	$—	$3,087

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 2.7%
Adient PLC	18,633	$394,833
Aptiv PLC	54,985	4,923,907
Autoliv Inc.	16,850	1,311,604
BorgWarner Inc.	44,323	1,847,383
Dana Inc.	30,888	501,312
Gentex Corp.	54,680	1,533,774
Goodyear Tire & Rubber Co. (The)	49,904	791,976
Lear Corp.	11,923	1,404,172
Veoneer Inc.(a)(b)	21,428	341,134

		13,050,095

Automobiles — 6.0%
Ford Motor Co.	841,100	7,225,049
General Motors Co.	269,651	10,020,231
Harley-Davidson Inc.	33,638	1,308,855
Tesla Inc.(a)(b)	30,371	9,564,435
Thor Industries Inc.	11,818	747,607

		28,866,177

Beverages — 21.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)	1,975	739,558
Brown-Forman Corp., Class B, NVS	39,064	2,559,473
Coca-Cola Co. (The)	825,955	44,956,731
Constellation Brands Inc., Class A	35,893	6,831,515
Keurig Dr Pepper Inc.	57,362	1,615,314
Molson Coors Brewing Co., Class B	40,317	2,125,512
Monster Beverage Corp.(a)	83,029	4,660,418
National Beverage Corp.(b)	2,487	109,329
PepsiCo Inc.	300,078	41,161,699

		104,759,549

Commercial Services & Supplies — 0.1%
Herman Miller Inc.	12,677	589,481

Distributors — 1.0%
Genuine Parts Co.	31,352	3,216,088
Pool Corp.	8,568	1,777,003

		4,993,091

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	54,085	1,009,767

Entertainment — 4.0%
Activision Blizzard Inc.	164,620	9,223,659
Electronic Arts Inc.(a)	63,251	6,097,396
Take-Two Interactive Software Inc.(a)	24,290	2,923,302
Zynga Inc., Class A(a)	202,095	1,246,926

		19,491,283

Food & Staples Retailing — 0.6%
Performance Food Group Co.(a)	22,578	962,049
U.S. Foods Holding Corp.(a)	47,039	1,866,037

		2,828,086

Food Products — 14.5%
Archer-Daniels-Midland Co.	119,539	5,025,419
Beyond Meat Inc.(a)(b)	2,198	185,621
Bunge Ltd.	30,381	1,640,574
Campbell Soup Co.	36,195	1,676,190
Conagra Brands Inc.	104,436	2,824,994
Darling Ingredients Inc.(a)	35,359	682,429
Flowers Foods Inc.	41,310	897,253
General Mills Inc.	129,522	6,587,489

Security	Shares	Value

Food Products (continued)
Hain Celestial Group Inc. (The)(a)(b)	17,151	$405,450
Hershey Co. (The)	31,971	4,695,581
Hormel Foods Corp.	59,593	2,436,758
Ingredion Inc.	14,321	1,131,359
JM Smucker Co. (The)	24,477	2,586,729
Kellogg Co.	53,368	3,390,469
Kraft Heinz Co. (The)	133,537	4,317,251
Lamb Weston Holdings Inc.	31,265	2,439,920
Lancaster Colony Corp.	4,248	591,237
McCormick & Co. Inc./MD, NVS	26,409	4,243,662
Mondelez International Inc., Class A	309,517	16,234,167
Pilgrim’s Pride Corp.(a)(b)	11,163	338,909
Post Holdings Inc.(a)(b)	14,741	1,516,849
Seaboard Corp.	55	232,050
TreeHouse Foods Inc.(a)(b)	12,062	651,589
Tyson Foods Inc., Class A	63,244	5,235,971

		69,967,920

Household Durables — 4.6%
DR Horton Inc.	72,228	3,782,580
Helen of Troy Ltd.(a)	5,389	807,057
Leggett & Platt Inc.	28,216	1,447,481
Lennar Corp., Class A	61,039	3,637,924
Lennar Corp., Class B	3,296	154,978
Mohawk Industries Inc.(a)(b)	12,853	1,842,863
Newell Brands Inc.	81,784	1,551,442
NVR Inc.(a)	737	2,680,167
PulteGroup Inc.	55,322	2,170,835
Tempur Sealy International Inc.(a)	9,882	898,768
Toll Brothers Inc.	27,728	1,102,743
Whirlpool Corp.	13,634	2,074,004

		22,150,842

Household Products — 20.3%
Church & Dwight Co. Inc.	53,032	3,709,058
Clorox Co. (The)	26,987	3,985,710
Colgate-Palmolive Co.	184,147	12,632,484
Energizer Holdings Inc.	13,753	584,365
Kimberly-Clark Corp.	73,873	9,816,244
Procter & Gamble Co. (The)	537,119	66,876,687
Spectrum Brands Holdings Inc.	9,985	501,347

		98,105,895

Leisure Products — 1.2%
Brunswick Corp./DE	18,398	1,071,500
Hasbro Inc.	25,189	2,451,142
Mattel Inc.(a)(b)	74,159	885,458
Polaris Inc.	12,331	1,216,453

		5,624,553

Machinery — 1.3%
Stanley Black & Decker Inc.	32,567	4,928,364
WABCO Holdings Inc.(a)	10,998	1,480,551

		6,408,915

Personal Products — 2.3%
Coty Inc., Class A	63,128	737,966
Estee Lauder Companies Inc. (The), Class A	47,478	8,843,727
Herbalife Nutrition Ltd.(a)	20,450	913,502
Nu Skin Enterprises Inc., Class A	11,949	532,686

		11,027,881

Textiles, Apparel & Luxury Goods — 9.9%
Capri Holdings Ltd.(a)	32,532	1,010,769

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Carter’s Inc.	9,602	$962,504
Columbia Sportswear Co.	6,235	563,956
Deckers Outdoor Corp.(a)	6,198	947,674
Hanesbrands Inc.	77,595	1,180,220
Levi Strauss & Co., Class A	9,012	160,594
Lululemon Athletica Inc.(a)	24,265	4,956,612
NIKE Inc., Class B	268,677	24,060,025
PVH Corp.	15,913	1,386,977
Ralph Lauren Corp.	11,126	1,068,764
Skechers U.S.A. Inc., Class A(a)	28,706	1,072,743
Steven Madden Ltd.	16,756	690,012
Tapestry Inc.	61,564	1,592,045
Under Armour Inc., Class A(a)	40,380	833,847
Under Armour Inc., Class C, NVS(a)(b)	41,713	771,690
VF Corp.	70,075	5,766,472
Wolverine World Wide Inc.	18,382	545,578

		47,570,482

Tobacco — 9.4%
Altria Group Inc.	400,934	17,957,834
Philip Morris International Inc.	333,917	27,194,200

		45,152,034

Total Common Stocks — 99.8% (Cost: $490,426,397)		481,596,051

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	12,858,717	$12,865,146
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	1,131,000	1,131,000

		13,996,146

Total Short-Term Investments — 2.9% (Cost: $13,993,415)		13,996,146

Total Investments in Securities — 102.7% (Cost: $504,419,812)		495,592,197

Other Assets, Less Liabilities — (2.7)%		(12,923,221)

Net Assets — 100.0%		$482,668,976

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,086,062	772,655	12,858,717	$12,865,146	$53,853	(b)	$569		$1,289
BlackRock Cash Funds: Treasury, SL Agency Shares	219,777	911,223	1,131,000	1,131,000	6,400		—		—

				$13,996,146	$60,253		$569		$1,289

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Staples Index	14	12/20/19	$859	$4,110
S&P MidCap 400 E-Mini Index	1	12/20/19	196	8,198

				$12,308

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Consumer Goods ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,308

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(20,763)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$12,308

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$351,607

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$481,596,051	$—	$—	$481,596,051
Money Market Funds	13,996,146	—	—	13,996,146

	$495,592,197	$—	$—	$495,592,197

Derivative financial instruments(a)
Assets
Futures Contracts	$12,308	$—	$—	$12,308

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.5%
Alaska Air Group Inc.	38,009	$2,638,965
Allegiant Travel Co.	4,059	679,192
American Airlines Group Inc.	122,326	3,677,120
Delta Air Lines Inc.	178,640	9,839,491
JetBlue Airways Corp.(a)(b)	91,136	1,758,925
Southwest Airlines Co.	149,341	8,382,510
Spirit Airlines Inc.(a)(b)	21,186	795,746
United Airlines Holdings Inc.(a)	68,208	6,196,015

		33,967,964

Commercial Services & Supplies — 1.0%
Copart Inc.(a)	62,240	5,143,514
IAA Inc.(a)	41,102 41,318	1,568,041 1,027,166
KAR Auction Services Inc.
Rollins Inc.	43,592	1,661,291

		9,400,012

Distributors — 0.3%
LKQ Corp.(a)	95,102	3,232,517

Diversified Consumer Services — 1.4%
Adtalem Global Education Inc.(a)	17,002	506,319
Bright Horizons Family Solutions Inc.(a)	17,956	2,666,825
Chegg Inc.(a)(b)	35,186	1,078,803
frontdoor Inc.(a)	26,203	1,263,771
Graham Holdings Co., Class B	1,347	848,152
Grand Canyon Education Inc.(a)	14,876	1,367,997
H&R Block Inc.	62,134	1,552,729
Service Corp. International/U.S.	56,243	2,557,931
ServiceMaster Global Holdings Inc.(a)	41,887	1,691,397

		13,533,924

Entertainment — 10.1%
Cinemark Holdings Inc.	33,002	1,207,873
Liberty Media Corp. — Liberty Formula One, Class A(a)	7,949	321,378
Liberty Media Corp. — Liberty Formula One, Class C, NVS(a)(b)	62,571	2,659,268
Lions Gate Entertainment Corp., Class A	17,144	136,981
Lions Gate Entertainment Corp., Class B, NVS	33,039	247,462
Live Nation Entertainment Inc.(a)	42,904	3,024,732
Madison Square Garden Co. (The), Class A(a)(b)	5,299	1,414,409
Netflix Inc.(a)	135,162	38,846,910
Viacom Inc., Class A	2,760	65,936
Viacom Inc., Class B, NVS	109,182	2,353,964
Walt Disney Co. (The)	370,516	48,137,439
World Wrestling Entertainment Inc., Class A	14,722	825,021

		99,241,373

Food & Staples Retailing — 12.2%
Casey’s General Stores Inc.	11,351	1,938,864
Costco Wholesale Corp.	135,764	40,336,842
Kroger Co. (The)	246,593	6,076,052
Sprouts Farmers Market Inc.(a)	36,563	709,688
Sysco Corp.	158,420	12,653,006
Walgreens Boots Alliance Inc.	234,195	12,829,202
Walmart Inc.	384,905	45,133,960

		119,677,614

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	46,950	4,008,591
Cardinal Health Inc.	92,035	4,551,131

		8,559,722

Security	Shares	Value

Hotels, Restaurants & Leisure — 17.6%
Aramark	76,201	$3,334,556
Boyd Gaming Corp.	24,770	674,982
Caesars Entertainment Corp.(a)	171,225	2,102,643
Carnival Corp.	123,608	5,301,547
Cheesecake Factory Inc. (The)	12,711	531,193
Chipotle Mexican Grill Inc.(a)	7,873	6,126,454
Choice Hotels International Inc.	9,827	869,493
Churchill Downs Inc.	10,972	1,426,250
Cracker Barrel Old Country Store Inc.	7,444	1,157,542
Darden Restaurants Inc.	37,914	4,256,605
Domino’s Pizza Inc.	12,729	3,457,451
Dunkin’ Brands Group Inc.	25,484	2,003,552
Extended Stay America Inc.	58,324	828,784
Hilton Grand Vacations Inc.(a)(b)	26,595	923,644
Hilton Worldwide Holdings Inc.	88,553	8,586,099
Hyatt Hotels Corp., Class A	11,639	869,899
Las Vegas Sands Corp.	104,561	6,466,052
Marriott International Inc./MD, Class A	84,390	10,679,554
Marriott Vacations Worldwide Corp.	11,992	1,318,281
McDonald’s Corp.	212,448	41,788,522
MGM Resorts International	160,968	4,587,588
Norwegian Cruise Line Holdings Ltd.(a)(b)	66,556	3,378,383
Planet Fitness Inc., Class A(a)	25,844	1,645,229
Royal Caribbean Cruises Ltd.	53,048	5,773,214
Six Flags Entertainment Corp.	24,285	1,024,584
Starbucks Corp.	369,520	31,246,611
Texas Roadhouse Inc.	20,244	1,143,786
Vail Resorts Inc.	12,402	2,881,853
Wendy’s Co. (The)	57,022	1,207,726
Wyndham Destinations Inc.	28,550	1,325,005
Wyndham Hotels & Resorts Inc.	29,667	1,601,128
Wynn Resorts Ltd.	29,892	3,627,095
Yum! Brands Inc.	93,934	9,554,027

		171,699,332

Interactive Media & Services — 0.3%
Pinterest Inc., Class A(a)	26,781	673,274
TripAdvisor Inc.(a)(b)	32,344	1,306,698
Yelp Inc.(a)(b)	20,009	690,511

		2,670,483

Internet & Direct Marketing Retail — 13.5%
Amazon.com Inc.(a)	54,437	96,716,040
Booking Holdings Inc.(a)	13,160	26,961,813
Expedia Group Inc.	43,171	5,899,749
Qurate Retail Inc., Series A(a)(b)	120,286	1,147,529
Wayfair Inc., Class A(a)(b)	19,990	1,643,778

		132,368,909

IT Services — 0.1%
LiveRamp Holdings Inc.(a)	20,938	818,466

Media — 12.3%
Altice USA Inc., Class A(a)	95,299	2,949,504
AMC Networks Inc., Class A(a)	13,671	595,372
Cable One Inc.	1,545	2,047,697
CBS Corp., Class B, NVS	101,018	3,640,689
Charter Communications Inc., Class A(a)(b)	49,911	23,351,360
Comcast Corp., Class A	962,428	43,136,023
Discovery Inc., Class A(a)(b)	48,922	1,318,692
Discovery Inc., Class C, NVS(a)	107,003	2,700,756
DISH Network Corp., Class A(a)	74,194	2,550,790

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Fox Corp., Class A, NVS	109,415	$3,505,656
Fox Corp., Class B(a)	49,957	1,560,657
Interpublic Group of Companies Inc. (The)	119,408	2,597,124
John Wiley & Sons Inc., Class A	13,631	627,980
Liberty Broadband Corp., Class A(a)	7,509	885,987
Liberty Broadband Corp., Class C, NVS(a)(b)	47,145	5,566,410
Liberty Global PLC, Class A(a)	50,504	1,270,176
Liberty Global PLC, Class C, NVS(a)	126,989	3,031,227
Liberty Latin America Ltd., Class A(a)(b)	13,967	261,043
Liberty Latin America Ltd., Class C, NVS(a)	35,266	649,247
Liberty Media Corp. — Liberty SiriusXM, Class A(a)	25,793	1,158,364
Liberty Media Corp. — Liberty SiriusXM, Class C, NVS(a)	46,754	2,112,813
Meredith Corp.	12,403	467,593
New York Times Co. (The), Class A(b)	44,404	1,372,083
News Corp., Class A, NVS	118,684	1,627,158
News Corp., Class B	37,697	532,282
Nexstar Media Group Inc., Class A	14,273	1,388,620
Omnicom Group Inc.	67,153	5,183,540
Sinclair Broadcast Group Inc., Class A	20,639	822,258
Sirius XM Holdings Inc.	425,461	2,859,098
TEGNA Inc.	67,068	1,008,032

		120,778,231

Multiline Retail — 4.5%
Dollar General Corp.	79,359	12,724,422
Dollar Tree Inc.(a)	73,048	8,064,499
Kohl’s Corp.	49,060	2,514,815
Macy’s Inc.	95,626	1,449,690
Nordstrom Inc.	32,852	1,179,387
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	16,928	1,081,361
Target Corp.	157,726	16,862,487

		43,876,661

Professional Services — 0.9%
IHS Markit Ltd.(a)	123,821	8,669,946

Road & Rail — 0.6%
AMERCO	2,489	1,008,145
Avis Budget Group Inc.(a)	18,114	538,167
Lyft Inc., Class A(a)	61,339	2,541,888
Uber Technologies Inc.(a)(b)	62,851	1,979,806

		6,068,006

Specialty Retail — 20.5%
Aaron’s Inc.(b)	20,910	1,566,786
Advance Auto Parts Inc.(b)	22,036	3,580,409
American Eagle Outfitters Inc.	49,165	756,158
AutoNation Inc.(a)	18,203	925,622
AutoZone Inc.(a)	7,572	8,665,245
Best Buy Co. Inc.	71,603	5,143,243
Burlington Stores Inc.(a)	20,458	3,931,414
CarMax Inc.(a)	51,116	4,762,478
Carvana Co.(a)(b)	15,407	1,249,200

Security	Shares	Value

Specialty Retail (continued)
Dick’s Sporting Goods Inc.	20,396	$794,016
Five Below Inc.(a)	17,155	2,146,262
Floor & Decor Holdings Inc., Class A(a)	21,277	975,125
Foot Locker Inc.	33,960	1,477,600
Gap Inc. (The)	66,196	1,076,347
Home Depot Inc. (The)	316,280	74,192,962
L Brands Inc.	71,650	1,220,916
Lithia Motors Inc., Class A	6,939	1,092,754
Lowe’s Companies Inc.	238,258	26,591,975
Murphy USA Inc.(a)	9,277	1,094,037
National Vision Holdings Inc.(a)	24,240	576,912
O’Reilly Automotive Inc.(a)	23,619	10,286,311
Penske Automotive Group Inc.	10,419	507,614
Ross Stores Inc.	112,583	12,346,978
Tiffany & Co.	33,518	4,173,326
TJX Companies Inc. (The)	373,202	21,515,095
Tractor Supply Co.	36,812	3,497,876
Ulta Salon Cosmetics & Fragrance Inc.(a)	18,167	4,235,636
Urban Outfitters Inc.(a)	21,674	622,044
Williams-Sonoma Inc.	24,058	1,606,834

		200,611,175

Trading Companies & Distributors — 0.1%
Beacon Roofing Supply Inc.(a)	21,206	658,234

Total Common Stocks — 99.8% (Cost: $907,734,109)		975,832,569

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	45,895,111	45,918,059
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	2,067,000	2,067,000

		47,985,059

Total Short-Term Investments — 4.9% (Cost: $47,983,686)		47,985,059

Total Investments in Securities — 104.7% (Cost: $955,717,795)		1,023,817,628

Other Assets, Less Liabilities — (4.7)%		(45,773,647)

Net Assets — 100.0%		$978,043,981

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Consumer Services ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,031,428	16,863,683	45,895,111	$45,918,059	$61,670	(b)	$3,501		$(109)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,029,637	1,037,363	2,067,000	2,067,000	14,064		—		—

				$47,985,059	$75,734		$3,501		$(109)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Discretionary Index	12	12/20/19	$1,464	$(8,786)
S&P 500 E-Mini Index	4	12/20/19	607	10,027

				$1,241

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$10,027

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$8,786

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$47,302

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,241

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$690,387

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Consumer Services ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$975,832,569	$—	$—	$975,832,569
Money Market Funds	47,985,059	—	—	47,985,059

	$1,023,817,628	$—	$—	$1,023,817,628

Derivative financial instruments(a)
Assets
Futures Contracts	$10,027	$—	$—	$10,027
Liabilities
Futures Contracts	(8,786)	—	—	(8,786)

	$1,241	$—	$—	$1,241

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 49.3%
Associated Banc-Corp.	65,758	$1,322,393
BancorpSouth Bank	38,171	1,170,705
Bank of America Corp.	3,274,843	102,404,341
Bank of Hawaii Corp.	16,429	1,434,416
Bank OZK	48,924	1,372,807
BankUnited Inc.	38,554	1,322,402
BB&T Corp.	300,270	15,929,324
BOK Financial Corp.	13,093	1,010,125
Cathay General Bancorp.	30,931	1,100,216
CIT Group Inc.	38,108	1,634,452
Citigroup Inc.	807,194	58,004,961
Citizens Financial Group Inc.	175,994	6,187,949
Comerica Inc.	59,072	3,864,490
Commerce Bancshares Inc.	39,340	2,531,922
Cullen/Frost Bankers Inc.	22,805	2,054,274
East West Bancorp. Inc.	57,977	2,488,373
Fifth Third Bancorp.	287,104	8,348,984
First Citizens BancShares Inc./NC, Class A	3,490	1,716,801
First Financial Bankshares Inc.	54,488	1,813,361
First Hawaiian Inc.	53,863	1,472,076
First Horizon National Corp.	125,108	1,997,975
First Republic Bank/CA	66,159	7,036,671
FNB Corp.	130,920	1,578,895
Fulton Financial Corp.	67,705	1,155,047
Glacier Bancorp. Inc.	33,262	1,407,648
Hancock Whitney Corp.	36,673	1,430,247
Home BancShares Inc./AR	63,251	1,168,878
Huntington Bancshares Inc./OH	408,796	5,776,287
IBERIABANK Corp.	21,224	1,557,629
International Bancshares Corp.	23,765	973,414
Investors Bancorp. Inc.	91,614	1,103,949
JPMorgan Chase & Co.	1,249,744	156,118,021
KeyCorp.	394,512	7,089,381
M&T Bank Corp.	52,538	8,223,773
PacWest Bancorp.	47,480	1,756,285
People’s United Financial Inc.	176,057	2,846,842
Pinnacle Financial Partners Inc.	29,073	1,710,074
PNC Financial Services Group Inc. (The)	173,979	25,522,719
Popular Inc.	38,641	2,104,389
Prosperity Bancshares Inc.	37,695	2,601,709
Regions Financial Corp.	392,696	6,322,406
Signature Bank/New York NY	21,793	2,578,548
Sterling Bancorp./DE	82,569	1,622,481
SunTrust Banks Inc.	174,141	11,900,796
SVB Financial Group(a)	20,344	4,505,789
Synovus Financial Corp.	61,714	2,090,253
TCF Financial Corp.	61,174	2,421,879
Texas Capital Bancshares Inc.(a)	20,469	1,106,554
Trustmark Corp.	26,459	908,073
U.S. Bancorp.	561,123	31,995,233
UMB Financial Corp.	17,579	1,147,206
Umpqua Holdings Corp.	89,074	1,409,151
United Bankshares Inc./WV	41,031	1,622,366
Valley National Bancorp.	133,768	1,549,033
Webster Financial Corp.	37,070	1,634,787
Wells Fargo & Co.	1,567,569	80,933,587
Western Alliance Bancorp.	38,228	1,885,787
Wintrust Financial Corp.	22,895	1,461,159

Security	Shares	Value

Banks (continued)
Zions Bancorp. N.A.	70,115	$3,398,474

		610,837,767

Capital Markets — 25.0%
Affiliated Managers Group Inc.	20,384	1,628,274
Ameriprise Financial Inc.	51,458	7,764,498
Bank of New York Mellon Corp. (The)	336,230	15,718,752
BlackRock Inc.(b)	45,876	21,180,949 13,784,229
Blackstone Group Inc. (The), Class A	259,297
Cboe Global Markets Inc.	44,043	5,071,551
Charles Schwab Corp. (The)	455,722	18,552,443
CME Group Inc.	140,160	28,837,920
E*TRADE Financial Corp.	89,756	3,750,903
Eaton Vance Corp., NVS	45,225	2,062,260
Evercore Inc., Class A	16,244	1,196,208
FactSet Research Systems Inc.	15,133	3,836,518
Federated Investors Inc., Class B	39,110	1,249,173
Franklin Resources Inc.	111,920	3,083,396
Goldman Sachs Group Inc. (The)	126,655	27,025,644
Interactive Brokers Group Inc., Class A	31,003	1,474,813
Intercontinental Exchange Inc.	219,473	20,700,693
Invesco Ltd.	153,388	2,579,986
Janus Henderson Group PLC	61,763	1,428,578
Lazard Ltd., Class A	51,971	1,940,077
Legg Mason Inc.	33,096	1,233,157
LPL Financial Holdings Inc.	32,744	2,647,025
MarketAxess Holdings Inc.	14,887	5,487,199
Moody’s Corp.	63,788	14,077,374
Morgan Stanley	491,798	22,647,298
Morningstar Inc.	8,329	1,347,965
MSCI Inc.	33,292	7,808,972
Nasdaq Inc.	45,521	4,541,630
Northern Trust Corp.	84,450	8,417,976
Raymond James Financial Inc.	48,842	4,077,819
S&P Global Inc.	96,431	24,878,234
SEI Investments Co.	50,356	3,017,332
State Street Corp.	146,301	9,666,107
Stifel Financial Corp.	28,038	1,569,567
T Rowe Price Group Inc.	92,446	10,705,247
TD Ameritrade Holding Corp.	106,218	4,076,647
Tradeweb Markets Inc., Class A	19,066	796,006
Virtu Financial Inc., Class A	31,775	538,904

		310,401,324

Consumer Finance — 6.5%
Ally Financial Inc.	154,066	4,719,042
American Express Co.	266,217	31,221,930
Capital One Financial Corp.	184,283	17,184,390
Credit Acceptance Corp.(a)	5,542	2,426,343
Discover Financial Services	124,938	10,027,524
FirstCash Inc.	17,355	1,464,588
Green Dot Corp., Class A(a)	20,207	582,770
Navient Corp.	82,496	1,135,970
OneMain Holdings Inc.	30,996	1,239,840
Santander Consumer USA Holdings Inc.	42,455	1,064,771
SLM Corp.	172,468	1,455,630
Synchrony Financial	239,871	8,484,237

		81,007,035

Diversified Financial Services — 0.2%
AXA Equitable Holdings Inc.	119,262	2,576,059

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 0.4%
Fidelity National Financial Inc.	108,253	$4,962,317

IT Services — 17.5%
Mastercard Inc., Class A	349,004	96,607,797
Visa Inc., Class A	675,047	120,738,907

		217,346,704

Thrifts & Mortgage Finance — 1.0%
Capitol Federal Financial Inc.	58,592	836,108
Essent Group Ltd.	39,380	2,051,304
LendingTree Inc.(a)	3,150	1,133,527
MGIC Investment Corp.	141,935	1,945,929
New York Community Bancorp. Inc.	186,720	2,175,288
Radian Group Inc.	81,410	2,043,391
TFS Financial Corp.	22,118	425,993
Washington Federal Inc.	32,259	1,176,163

		11,787,703

Total Common Stocks — 99.9% (Cost: $1,143,227,434)		1,238,918,909

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(b)(c)	3,018,000	$3,018,000

Total Short-Term Investments — 0.2% (Cost: $3,018,000)		3,018,000

Total Investments in Securities — 100.1% (Cost: $1,146,245,434)		1,241,936,909

Other Assets, Less Liabilities — (0.1)%		(1,199,770)

Net Assets — 100.0%		$1,240,737,139

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	702,900	2,315,100	(b)	—	3,018,000	$3,018,000	$15,715	$—		$—
BlackRock Inc.	56,393	7,214		(17,731)	45,876	21,180,949	358,202	821,157		(2,423,822)

						$24,198,949	$373,917	$821,157		$(2,423,822)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Financial Index	19	12/20/19	$1,674	$65,334

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$65,334

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Financial Services ETF

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$94,085

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$65,334

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$558,046

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,238,918,909	$—	$—	$1,238,918,909
Money Market Funds	3,018,000	—	—	3,018,000

	$1,241,936,909	$—	$—	$1,241,936,909

Derivative financial instruments(a)
Assets
Futures Contracts	$65,334	$—	$—	$65,334

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 28.0%
Associated Banc-Corp.	42,238	$849,406
BancorpSouth Bank	24,657	756,230
Bank of America Corp.	2,199,484	68,777,865
Bank of Hawaii Corp.	10,678	932,296
Bank OZK	31,726	890,232
BankUnited Inc.	25,020	858,186
BB&T Corp.	201,154	10,671,220
BOK Financial Corp.	8,442	651,300
Cathay General Bancorp	19,905	708,021
CIT Group Inc.	24,911	1,068,433
Citigroup Inc.	593,107	42,620,669
Citizens Financial Group Inc.	117,512	4,131,722
Comerica Inc.	39,074	2,556,221
Commerce Bancshares Inc.	25,804	1,660,745
Cullen/Frost Bankers Inc.	14,995	1,350,750
East West Bancorp. Inc.	38,307	1,644,136
Fifth Third Bancorp	191,813	5,577,922
First Citizens BancShares Inc./NC, Class A	2,292	1,127,481
First Financial Bankshares Inc.	35,540	1,182,771
First Hawaiian Inc.	35,070	958,463
First Horizon National Corp.	82,235	1,313,293
First Republic Bank/CA	44,205	4,701,644
FNB Corp.	85,627	1,032,662
Fulton Financial Corp.	43,763	746,597
Glacier Bancorp. Inc.	22,622	957,363
Hancock Whitney Corp.	23,872	931,008
Home BancShares Inc./AR	40,601	750,306
Huntington Bancshares Inc./OH	272,815	3,854,876
IBERIABANK Corp.	13,845	1,016,085
International Bancshares Corp.	15,193	622,305
Investors Bancorp. Inc.	58,853	709,179
JPMorgan Chase & Co.	839,489	104,868,966
KeyCorp	263,569	4,736,335
M&T Bank Corp.	35,101	5,494,359
PacWest Bancorp.	31,110	1,150,759
People’s United Financial Inc	117,660	1,902,562
Pinnacle Financial Partners Inc.	19,001	1,117,639
PNC Financial Services Group Inc. (The)	116,889	17,147,616
Popular Inc.	25,426	1,384,700
Prosperity Bancshares Inc.	25,599	1,766,843
Regions Financial Corp.	262,222	4,221,774
Signature Bank/New York NY	14,390	1,702,625
Sterling Bancorp./DE	53,995	1,061,002
SunTrust Banks Inc.	116,555	7,965,369
SVB Financial Group(a)	13,494	2,988,651
Synovus Financial Corp.	40,619	1,375,765
TCF Financial Corp.	40,385	1,598,842
Texas Capital Bancshares Inc.(a)	13,160	711,430
Trustmark Corp.	16,776	575,752
U.S. Bancorp	376,499	21,467,973
UMB Financial Corp.	11,351	740,766
Umpqua Holdings Corp.	57,369	907,578
United Bankshares Inc./WV	26,830	1,060,858
Valley National Bancorp	86,924	1,006,580
Webster Financial Corp.	24,260	1,069,866
Wells Fargo & Co	1,052,686	54,350,178
Western Alliance Bancorp	25,075	1,236,950
Wintrust Financial Corp.	14,916	951,939

Security	Shares	Value

Banks (continued)
Zions Bancorp. N.A.	46,537	$2,255,648

		412,428,712

Capital Markets — 14.1%
Affiliated Managers Group Inc.	13,331	1,064,880
Ameriprise Financial Inc.	34,366	5,185,486
Bank of New York Mellon Corp. (The)	225,217	10,528,895
BlackRock Inc.(b)	30,844	14,240,675
Blackstone Group Inc. (The), Class A	173,646	9,231,021
Cboe Global Markets Inc.	29,250	3,368,137
Charles Schwab Corp. (The)	305,433	12,434,177
CME Group Inc.	94,012	19,342,969
E*TRADE Financial Corp.	59,423	2,483,287
Eaton Vance Corp., NVS	29,718	1,355,141
Evercore Inc., Class A	10,483	771,968
FactSet Research Systems Inc.	10,051	2,548,129
Federated Investors Inc., Class B	25,185	804,409
Franklin Resources Inc.	74,241	2,045,339
Goldman Sachs Group Inc. (The)	84,953	18,127,271
Interactive Brokers Group Inc., Class A	20,189	960,391
Intercontinental Exchange Inc.	147,133	13,877,585
Invesco Ltd.	101,368	1,705,010
Janus Henderson Group PLC	46,507	1,075,707
Lazard Ltd., Class A	33,836	1,263,098
Legg Mason Inc.	21,466	799,823
LPL Financial Holdings Inc.	21,677	1,752,369
MarketAxess Holdings Inc.	9,888	3,644,618
Moody’s Corp.	42,716	9,426,994
Morgan Stanley	329,778	15,186,277
Morningstar Inc.	5,401	874,098
MSCI Inc.	22,246	5,218,022
Nasdaq Inc.	30,194	3,012,455
Northern Trust Corp.	56,420	5,623,946
Raymond James Financial Inc.	32,337	2,699,816
S&P Global Inc.	64,675	16,685,503
SEI Investments Co.	33,391	2,000,789
State Street Corp.	97,814	6,462,571
Stifel Financial Corp.	18,320	1,025,554
T Rowe Price Group Inc.	61,844	7,161,535
TD Ameritrade Holding Corp.	70,391	2,701,607
Tradeweb Markets Inc., Class A	12,099	505,133
Virtu Financial Inc., Class A	19,471	330,228

		207,524,913

Consumer Finance — 3.7%
Ally Financial Inc.	102,261	3,132,254
American Express Co.	178,615	20,947,967
Capital One Financial Corp.	123,480	11,514,510
Credit Acceptance Corp.(a)	3,671	1,607,200
Discover Financial Services	83,561	6,706,606
FirstCash Inc.	11,263	950,485
Green Dot Corp., Class A(a)	12,565	362,375
Navient Corp.	53,379	735,029
OneMain Holdings Inc.	20,143	805,720
Santander Consumer USA Holdings Inc	27,323	685,261
SLM Corp.	112,250	947,390
Synchrony Financial.	160,278	5,669,033

		54,063,830

Diversified Financial Services — 7.7%
AXA Equitable Holdings Inc.	78,852	1,703,203
Berkshire Hathaway Inc., Class B(a)	514,816	109,439,585

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.	36,941	$1,993,337

		113,136,125

Equity Real Estate Investment Trusts (REITs) — 20.6%
Acadia Realty Trust	22,217	621,632
Alexandria Real Estate Equities Inc.	29,808	4,732,020
American Campus Communities Inc.	36,118	1,805,178
American Homes 4 Rent, Class A	67,050	1,774,813
American Tower Corp	116,215	25,344,167
Americold Realty Trust	50,416	2,021,177
Apartment Investment & Management Co., Class A	39,142	2,148,113
Apple Hospitality REIT Inc.	55,068	907,521
AvalonBay Communities Inc.	36,666	7,980,722
Boston Properties Inc.	37,755	5,179,986
Brandywine Realty Trust	46,226	706,333
Brixmor Property Group Inc.	77,998	1,717,516
Camden Property Trust	25,308	2,894,476
Colony Capital Inc.	126,492	708,355
Columbia Property Trust Inc.	30,476	625,368
CoreCivic Inc.	31,376	478,798
CoreSite Realty Corp.	9,625	1,130,937
Corporate Office Properties Trust	28,991	859,293
Cousins Properties Inc.	38,664	1,551,586
Crown Castle International Corp	109,158	15,150,039
CubeSmart	50,696	1,607,063
CyrusOne Inc.	29,787	2,123,217
DiamondRock Hospitality Co.	52,739	526,335
Digital Realty Trust Inc.	54,702	6,949,342
Douglas Emmett Inc.	43,340	1,877,489
Duke Realty Corp.	94,657	3,326,247
EastGroup Properties Inc.	9,881	1,323,560
EPR Properties	20,400	1,586,916
Equinix Inc.	22,268	12,621,057
Equity Commonwealth	32,059	1,031,659
Equity LifeStyle Properties Inc.	47,684	3,335,019
Equity Residential	91,519	8,114,075
Essex Property Trust Inc.	17,253	5,643,974
Extra Space Storage Inc.	33,650	3,777,885
Federal Realty Investment Trust	18,329	2,492,927
First Industrial Realty Trust Inc.	33,308	1,402,600
Gaming and Leisure Properties Inc.	53,653	2,165,435
GEO Group Inc. (The)	31,431	478,380
Healthcare Realty Trust Inc.	33,987	1,181,728
Healthcare Trust of America Inc., Class A	53,914	1,671,334
Healthpeak Properties Inc.	129,044	4,854,635
Highwoods Properties Inc.	27,293	1,277,312
Host Hotels & Resorts Inc.	191,155	3,133,030
Hudson Pacific Properties Inc.	40,359	1,449,695
Invitation Homes Inc.	125,783	3,872,859
Iron Mountain Inc.	75,461	2,475,121
JBG SMITH Properties	31,059	1,250,435
Kilroy Realty Corp.	24,429	2,050,326
Kimco Realty Corp.	111,016	2,393,505
Lamar Advertising Co., Class A	22,509	1,800,945
Lexington Realty Trust	65,189	709,256
Liberty Property Trust	41,495	2,451,110
Life Storage Inc.	12,251	1,334,379
Macerich Co. (The)	28,991	797,253
Mack-Cali Realty Corp.	23,951	513,030
Medical Properties Trust Inc.	117,390	2,433,495
Mid-America Apartment Communities Inc.	29,984	4,167,476

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Health Investors Inc.	11,397	$977,749
National Retail Properties Inc.	44,892	2,644,588
Omega Healthcare Investors Inc.	56,971	2,509,003
Outfront Media Inc	37,800	994,518
Paramount Group Inc.	53,218	716,846
Park Hotels & Resorts Inc.	62,628	1,456,101
Pebblebrook Hotel Trust	34,301	881,879
Physicians Realty Trust	48,715	909,509
Piedmont Office Realty Trust Inc., Class A	33,180	744,559
PotlatchDeltic Corp.	17,453	741,229
Prologis Inc.	165,711	14,542,797
PS Business Parks Inc	5,280	953,304
Public Storage	39,428	8,786,924
Rayonier Inc.	33,849	913,246
Realty Income Corp.	83,558	6,834,209
Regency Centers Corp.	43,997	2,958,358
Retail Properties of America Inc., Class A	55,597	765,015
Rexford Industrial Realty Inc.	28,888	1,389,224
RLJ Lodging Trust	45,160	741,076
Ryman Hospitality Properties Inc.	13,434	1,130,740
Sabra Health Care REIT Inc.	49,906	1,227,688
SBA Communications Corp.	29,695	7,146,102
Senior Housing Properties Trust	62,978	625,057
Service Properties Trust	43,378	1,097,463
Simon Property Group Inc.	80,878	12,186,697
SITE Centers Corp.	36,571	567,948
SL Green Realty Corp.	21,698	1,813,953
Spirit Realty Capital Inc.	23,720	1,182,205
STORE Capital Corp.	55,294	2,239,407
Sun Communities Inc.	23,736	3,860,660
Sunstone Hotel Investors Inc.	58,865	795,266
Taubman Centers Inc.	16,054	574,412
UDR Inc.	76,694	3,853,873
Urban Edge Properties	30,281	639,232
Ventas Inc.	97,815	6,367,756
VEREIT Inc.	276,385	2,719,628
VICI Properties Inc.	120,683	2,842,085
Vornado Realty Trust	41,447	2,720,167
Washington REIT	20,904	648,442
Weingarten Realty Investors	31,838	1,010,220
Welltower Inc.	106,393	9,648,781
Weyerhaeuser Co.	195,610	5,713,768
WP Carey Inc.	44,846	4,128,523
Xenia Hotels & Resorts Inc	29,304	616,849

		304,355,190

Insurance — 13.7%
Aflac Inc.	194,383	10,333,400
Alleghany Corp.(a)	3,773	2,936,488
Allstate Corp. (The)	86,431	9,197,987
American Financial Group Inc./OH	21,676	2,255,171
American International Group Inc	228,393	12,095,693
Aon PLC	61,924	11,961,240
Arch Capital Group Ltd.(a)	106,218	4,435,664
Arthur J Gallagher & Co.	48,898	4,460,476
Assurant Inc.	16,014	2,018,885
Assured Guaranty Ltd.	25,985	1,219,216
Athene Holding Ltd., Class A(a)	31,816	1,379,224
Axis Capital Holdings Ltd.	22,084	1,312,452
Brighthouse Financial Inc.(a)	29,323	1,107,236
Brown & Brown Inc.	61,137	2,303,642

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Chubb Ltd.	119,650	$18,237,053
Cincinnati Financial Corp.	39,928	4,520,249
CNA Financial Corp.	6,990	313,432
CNO Financial Group Inc.	41,058	642,558
Enstar Group Ltd.(a)	3,878	779,090
Erie Indemnity Co., Class A, NVS	4,852	894,078
Everest Re Group Ltd.	10,702	2,751,377
Fidelity National Financial Inc.	71,880	3,294,979
First American Financial Corp.	29,482	1,821,398
Genworth Financial Inc., Class A(a)	131,872	564,412
Globe Life Inc.	26,252	2,555,107
Hanover Insurance Group Inc. (The)	10,415	1,371,760
Hartford Financial Services Group Inc. (The)	94,961	5,420,374
Kemper Corp.	16,307	1,172,147
Lincoln National Corp.	52,432	2,961,359
Loews Corp.	68,100	3,336,900
Markel Corp.(a)	3,641	4,263,611
Marsh & McLennan Companies Inc.	132,925	13,773,688
Mercury General Corp.	7,229	347,426
MetLife Inc.	208,977	9,778,034
Old Republic International Corp.	75,058	1,676,796
Primerica Inc.	11,020	1,390,504
Principal Financial Group Inc.	68,144	3,637,527
ProAssurance Corp.	15,718	616,460
Progressive Corp. (The)	153,502	10,699,089
Prudential Financial Inc.	105,546	9,619,462
Reinsurance Group of America Inc.	16,496	2,680,105
RenaissanceRe Holdings Ltd	11,600	2,171,288
RLI Corp.	10,479	1,019,816
Selective Insurance Group Inc.	15,657	1,082,212
Travelers Companies Inc. (The)	68,359	8,959,131
Unum Group	54,401	1,498,204
White Mountains Insurance Group Ltd.	785	840,735
Willis Towers Watson PLC	37,479	7,004,825
WR Berkley Corp.	37,911	2,649,979

		201,361,939

IT Services — 9.9%
Mastercard Inc., Class A	234,387	64,880,666
Visa Inc., Class A	453,413	81,097,449

		145,978,115

Mortgage Real Estate Investment — 1.0%
AGNC Investment Corp.	144,134	2,457,485
Annaly Capital Management Inc.	381,384	3,424,828
Blackstone Mortgage Trust Inc., Class A	35,388	1,284,584
Chimera Investment Corp.	48,976	992,254

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Invesco Mortgage Capital Inc.	37,605	$591,903
MFA Financial Inc.	117,113	888,888
New Residential Investment Corp.	109,250	1,730,520
Starwood Property Trust Inc.	73,707	1,813,192
Two Harbors Investment Corp.	71,782	995,616

		14,179,270

Professional Services — 0.3%
CoStar Group Inc.(a)	9,591	5,270,446

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	88,359	4,731,624
Howard Hughes Corp. (The)(a)	11,364	1,270,723
Jones Lang LaSalle Inc.	13,492	1,976,848

		7,979,195

Thrifts & Mortgage Finance — 0.5%
Capitol Federal Financial Inc.	36,601	522,296
Essent Group Ltd.	25,715	1,339,494
LendingTree Inc.(a)	2,016	725,458
MGIC Investment Corp.	92,756	1,271,685
New York Community Bancorp. Inc.	122,888	1,431,645
Radian Group Inc.	53,484	1,342,448
TFS Financial Corp.	12,926	248,955
Washington Federal Inc.	20,841	759,863

		7,641,844

Total Common Stocks — 100.0% (Cost: $1,368,608,177)		1,473,919,579

Short-Term Investments
Money Market Funds — 0.1% BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(b)(c)	1,802,000	1,802,000

Total Short-Term Investments — 0.1% (Cost: $1,802,000)		1,802,000

Total Investments in Securities — 100.1% (Cost: $1,370,410,177)		1,475,721,579

Other Assets, Less Liabilities — (0.1)%		(1,482,636)

Net Assets — 100.0%		$1,474,238,943

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Financials ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased	Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,045,094	—	(8,045,094	)(b)	—	$—	$22,095	(c)	$12,576	$(2,175)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,371,302	—	(569,302	)(b)	1,802,000	1,802,000	26,452		—	—
BlackRock Inc.	38,120	2,456	(9,732)		30,844	14,240,675	244,213		90,541	(1,125,828)

						$16,042,675	$292,760		$103,117	$(1,128,003)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	11	12/20/19	$407	$1,807
E-Mini S&P Select Sector Financial Index	11	12/20/19	969	41,379

				$43,186

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$43,186

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$225,814

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$43,186

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$458,746

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,473,919,579	$—	$—	$1,473,919,579
Money Market Funds	1,802,000	—	—	1,802,000

	$1,475,721,579	$—	$—	$1,475,721,579

Derivative financial instruments(a)
Assets
Futures Contracts	$43,186	$—	$—	$43,186

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S.industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 19.5%
Arconic Inc.	95,364	$2,619,649
Axon Enterprise Inc.(a)(b)	14,657	749,412
Boeing Co. (The)	131,665	44,754,250
BWX Technologies Inc.	23,495	1,365,060
Curtiss-Wright Corp.	10,533	1,424,588
General Dynamics Corp.	57,624	10,187,923
HEICO Corp.	9,970	1,229,700
HEICO Corp., Class A	17,705	1,686,755
Hexcel Corp.	20,911	1,560,379
Huntington Ingalls Industries Inc.	10,181	2,297,444
L3Harris Technologies Inc.	54,993	11,345,606
Lockheed Martin Corp.	61,208	23,055,829
Mercury Systems Inc.(a)	13,704	1,009,437
Moog Inc., Class A	7,993	669,094
Northrop Grumman Corp.	38,756	13,660,715
Raytheon Co.	68,594	14,556,333
Spirit AeroSystems Holdings Inc., Class A	25,488	2,085,428
Teledyne Technologies Inc.(a)	8,959	2,952,886
Textron Inc.	56,676	2,612,197
TransDigm Group Inc.	12,227	6,434,826
United Technologies Corp.	199,784	28,684,987

		174,942,498

Air Freight & Logistics — 4.0%
CH Robinson Worldwide Inc.	33,338	2,521,687
Expeditors International of Washington Inc.	42,049	3,067,054
FedEx Corp.	59,111	9,023,885
United Parcel Service Inc., Class B	171,999	19,809,125
XPO Logistics Inc.(a)	22,658	1,731,071

		36,152,822

Building Products — 2.7%
Allegion PLC	22,998	2,668,688
AO Smith Corp.	33,992	1,688,722
Armstrong World Industries Inc.	12,020	1,124,231
Fortune Brands Home & Security Inc.	34,387	2,064,939
Johnson Controls International PLC	195,982	8,491,900
Lennox International Inc.	8,664	2,143,127
Masco Corp.	71,288	3,297,070
Owens Corning	26,800	1,642,304
Resideo Technologies Inc.(a)	29,944	285,366
Trex Co. Inc.(a)	14,375	1,263,419

		24,669,766

Chemicals — 1.3%
Sherwin-Williams Co. (The)	20,222	11,573,455

Commercial Services & Supplies — 3.1%
ADT Inc.(b)	25,592	198,082
Brink’s Co. (The)	12,355	1,049,681
Cintas Corp.	20,446	5,493,227
Clean Harbors Inc.(a)	12,698	1,047,077
Covanta Holding Corp.	28,728	414,832
Deluxe Corp.	10,566	547,636
MSA Safety Inc.	8,799	1,056,496
Republic Services Inc.	52,139	4,562,684
Stericycle Inc.(a)	22,511	1,296,633
Tetra Tech Inc.	13,493	1,180,233
Waste Management Inc.	96,129	10,786,635

		27,633,216

Security	Shares	Value

Construction & Engineering — 1.1%
AECOM(a)	38,966	$1,559,030
EMCOR Group Inc.	13,793	1,209,784
Fluor Corp.	34,358	553,507
Jacobs Engineering Group Inc.	33,373	3,123,045
MasTec Inc.(a)	14,893	937,366
Quanta Services Inc.	35,125	1,477,006
Valmont Industries Inc.	5,326	730,674

		9,590,412

Construction Materials — 1.1%
Eagle Materials Inc.	10,381	948,201
Martin Marietta Materials Inc.	15,379	4,027,914
Summit Materials Inc., Class A(a)(b)	27,567	632,111
Vulcan Materials Co.	32,582	4,654,990

		10,263,216

Containers & Packaging — 3.6%
Amcor PLC(a)	400,116	3,809,104
AptarGroup Inc	15,744	1,860,154
Avery Dennison Corp.	20,726	2,650,026
Ball Corp.	81,773	5,721,657
Berry Global Group Inc.(a)	32,636	1,354,720
Crown Holdings Inc.(a)	33,339	2,428,413
Graphic Packaging Holding Co.	72,576	1,136,540
International Paper Co.	96,754	4,226,215
Owens-Illinois Inc.	37,832	321,572
Packaging Corp. of America	23,299	2,550,308
Sealed Air Corp.	38,058	1,589,683
Silgan Holdings Inc.	19,257	592,538
Sonoco Products Co.	24,599	1,419,362
Westrock Co.	63,345	2,367,203
		32,027,495

Electrical Equipment — 4.3%
Acuity Brands Inc.	9,827	1,226,311
AMETEK Inc.	56,241	5,154,488
Eaton Corp. PLC	103,445	9,011,094
Emerson Electric Co.	151,498	10,627,585
EnerSys	10,463	699,556
Generac Holdings Inc.(a)(b)	15,408	1,488,105
GrafTech International Ltd.	15,272	184,486
Hubbell Inc.	13,377	1,895,521
nVent Electric PLC	38,438	886,380
Regal Beloit Corp.	10,360	767,158
Rockwell Automation Inc.	28,820	4,956,752
Sensata Technologies Holding PLC(a)	39,677	2,031,065

		38,928,501

Electronic Equipment, Instruments & Components — 5.2%
Amphenol Corp., Class A	73,261	7,350,276
Anixter International Inc.(a)	7,416	613,674
Arrow Electronics Inc.(a)	20,419	1,618,818
Avnet Inc.	25,598	1,012,657
Belden Inc.	9,514	487,878
Cognex Corp.(b)	42,034	2,164,331
Coherent Inc.(a)	5,906	879,521
Corning Inc.	192,327	5,698,649
Dolby Laboratories Inc., Class A	15,848	1,019,502
FLIR Systems Inc.	33,364	1,720,248
IPG Photonics Corp.(a)	8,752	1,175,219
Itron Inc.(a)	8,677	661,708
Jabil Inc.	34,147	1,257,293
Keysight Technologies Inc.(a)	46,200	4,662,042

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse Inc.	6,055	$1,063,076
National Instruments Corp.	29,323	1,213,679
TE Connectivity Ltd.	82,740	7,405,230
Trimble Inc.(a)	62,011	2,470,518
Vishay Intertechnology Inc.	32,561	656,104
Zebra Technologies Corp., Class A(a)	13,325	3,169,618

		46,300,041

Industrial Conglomerates — 9.6%
3M Co.	141,691	23,377,598
Carlisle Companies Inc.	13,943	2,123,101
General Electric Co.	2,149,470	21,451,711
Honeywell International Inc.	177,215	30,610,347
Roper Technologies Inc.	25,615	8,631,230

		86,193,987

IT Services — 18.2%
Accenture PLC, Class A	156,928	29,097,590
Alliance Data Systems Corp.	10,122	1,012,200
Automatic Data Processing Inc.	106,881	17,339,304
Black Knight Inc.(a)	36,804	2,362,817
Broadridge Financial Solutions Inc.	28,149	3,524,818
CoreLogic Inc.(a)	19,813	802,228
Euronet Worldwide Inc.(a)	13,399	1,876,798
Fidelity National Information Services Inc.	151,091	19,907,750
Fiserv Inc.(a)	140,592	14,922,435
FleetCor Technologies Inc.(a)	21,322	6,273,359
Genpact Ltd.	38,122	1,493,239
Global Payments Inc.	73,899	12,502,233
Jack Henry & Associates Inc.	18,959	2,683,836
MAXIMUS Inc.	15,736	1,207,581
Paychex Inc.	78,772	6,588,490
PayPal Holdings Inc.(a)	289,813	30,169,533
Sabre Corp.	67,405	1,582,669
Square Inc., Class A(a)	84,391	5,184,139
Western Union Co. (The)	104,325	2,614,384
WEX Inc.(a)	10,665	2,017,605

		163,163,008

Life Sciences Tools & Services — 0.3%
PerkinElmer Inc.	27,340	2,350,146

Machinery — 13.3%
AGCO Corp.	15,632	1,198,818
Allison Transmission Holdings Inc.	29,771	1,298,313
Barnes Group Inc.	11,659	681,469
Caterpillar Inc.	138,566	19,094,395
Colfax Corp.(a)	20,640	693,504
Crane Co.	12,518	957,877
Cummins Inc.	38,863	6,703,090
Deere & Co.	77,553	13,505,079
Donaldson Co. Inc.	31,332	1,652,450
Dover Corp.	35,821	3,721,444
Flowserve Corp.	32,245	1,574,846
Fortive Corp.	72,725	5,018,025
Gardner Denver Holdings Inc.(a)(b)	32,774	1,043,196
Gates Industrial Corp. PLC(a)(b)	11,100	111,000
Graco Inc.	41,080	1,856,816
Hillenbrand Inc.	15,400	474,166
IDEX Corp.	18,681	2,905,456
Illinois Tool Works Inc.	72,503	12,222,556
Ingersoll-Rand PLC	59,501	7,550,082

Security	Shares	Value

Machinery (continued)
ITT Inc.	21,741	$1,292,503
Kennametal Inc.	20,251	626,768
Lincoln Electric Holdings Inc.	15,263	1,367,107
Middleby Corp. (The)(a)(b)	13,682	1,654,838
Navistar International Corp.(a)	16,123	504,327
Nordson Corp.	12,578	1,972,356
Oshkosh Corp.	16,897	1,442,666
PACCAR Inc.	85,310	6,488,679
Parker-Hannifin Corp.	31,636	5,804,890
Pentair PLC	41,272	1,711,550
Snap-on Inc.	13,581	2,209,221
Terex Corp.	16,184	445,869
Timken Co. (The)	16,870	826,630
Toro Co. (The)	26,264	2,025,742
Trinity Industries Inc.	25,272	499,880
Wabtec Corp.	44,855	3,111,591
Welbilt Inc.(a)(b)	32,121	609,014
Woodward Inc.	13,904	1,483,001
Xylem Inc./NY	44,341	3,400,511

		119,739,725

Marine — 0.1%
Kirby Corp.(a)(b)	14,799	1,171,489

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	30,300	885,669

Professional Services — 2.5%
ASGN Inc.(a)	12,963	824,317
Equifax Inc.	29,773	4,070,267
FTI Consulting Inc.(a)	9,274	1,009,660
Insperity Inc.	9,566	1,010,457
Korn Ferry	13,797	506,212
ManpowerGroup Inc.	14,768	1,342,707
Nielsen Holdings PLC	87,523	1,764,464
Robert Half International Inc.	28,953	1,658,138
TransUnion	46,255	3,821,588
TriNet Group Inc.(a)(b)	10,885	576,796
Verisk Analytics Inc.	40,270	5,827,069

		22,411,675

Road & Rail — 7.5%
CSX Corp.	196,590	13,814,379
Genesee & Wyoming Inc., Class A(a)	13,957	1,549,646
JB Hunt Transport Services Inc.	21,023	2,471,464
Kansas City Southern	24,775	3,487,825
Knight-Swift Transportation Holdings Inc.(b)	30,329	1,105,795
Landstar System Inc.	9,792	1,107,965
Norfolk Southern Corp.	64,877	11,807,614
Old Dominion Freight Line Inc.	15,759	2,869,399
Ryder System Inc.	13,080	636,080
Union Pacific Corp.	173,526	28,711,612

		67,561,779

Trading Companies & Distributors — 2.2%
Air Lease Corp.	25,658	1,128,439
Applied Industrial Technologies Inc.	9,458	565,967
Fastenal Co.	141,235	5,075,986
GATX Corp.	8,772	697,813
HD Supply Holdings Inc.(a)	42,120	1,665,425
MSC Industrial Direct Co. Inc., Class A	11,031	807,579
SiteOne Landscape Supply Inc.(a)	10,118	890,991
United Rentals Inc.(a)	18,991	2,536,628

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Univar Solutions Inc.(a)(b)	34,051	$730,734
Watsco Inc.	8,057	1,420,449
WESCO International Inc.(a)	10,493	526,224
WW Grainger Inc.	10,887	3,362,341

		19,408,576

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	19,041	821,429

Total Common Stocks — 99.8% (Cost: $850,116,611)		895,788,905

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.00%(c)(d)(e)	6,050,552	6,053,578
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.74%(c)(d)	1,614,000	1,614,000

		7,667,578

Total Short-Term Investments — 0.8% (Cost: $7,665,110)		7,667,578

Total Investments in Securities — 100.6% (Cost: $857,781,721)		903,456,483

Other Assets, Less Liabilities — (0.6)%		(5,553,803)

Net Assets — 100.0%		$897,902,680

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,305,701	(1,255,149)	6,050,552	$6,053,578	$30,141	(b)	$262		$702
BlackRock Cash Funds: Treasury, SL Agency Shares	504,693	1,109,307	1,614,000	1,614,000	14,501		—		—

				$7,667,578	$44,642		$262		$702

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini S&P Select Sector Industrial Index	20	12/20/19	$1,574	$(806)
E-Mini S&P Select Sector Technology Index	4	12/20/19	336	8,671

				$7,865

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Industrials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$8,671

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$806

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$173,091

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$7,865

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$636,800

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$895,788,905	$—	$—	$895,788,905
Money Market Funds	7,667,578	—	—	7,667,578

	$903,456,483	$—	$—	$903,456,483

Derivative financial instruments(a)
Assets
Futures Contracts	$8,671	$—	$—	$8,671
Liabilities
Futures Contracts	(806)	—	—	(806)

	$7,865	$—	$—	$7,865

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Spirit AeroSystems Holdings Inc., Class A	12,487	$1,021,686
Wesco Aircraft Holdings Inc.(a)	6,037	66,528

		1,088,214

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	16,497	1,247,833
Echo Global Logistics Inc.(a)(b)	3,549	70,660
Expeditors International of Washington Inc.	20,739	1,512,703
United Parcel Service Inc., Class B	84,400	9,720,348

		12,551,544

Airlines — 0.1%
Delta Air Lines Inc.	19,794	1,090,253
Southwest Airlines Co.	16,430	922,216

		2,012,469

Auto Components — 0.3%
Aptiv PLC	31,272	2,800,408
Autoliv Inc.	10,057	782,837
BorgWarner Inc.	25,268	1,053,170

		4,636,415

Automobiles — 0.4%
Harley-Davidson Inc.	19,309	751,313
Tesla Inc.(a)(b)	15,820	4,982,035

		5,733,348

Banks — 1.9%
Bank of Hawaii Corp.	4,867	424,938
BB&T Corp.	92,575	4,911,104
Cathay General Bancorp.	9,337	332,117
CIT Group Inc.	11,683	501,084
Citizens Financial Group Inc.	55,412	1,948,286
Comerica Inc.	18,690	1,222,700
First Republic Bank/CA	20,291	2,158,151
Heartland Financial USA Inc.	4,088	191,237
International Bancshares Corp.	6,801	278,569
KeyCorp.	122,402	2,199,564
M&T Bank Corp.	15,737	2,463,313
Old National Bancorp./IN	18,439	331,810
People’s United Financial Inc.	53,609	866,857
PNC Financial Services Group Inc. (The)	54,621	8,012,901
Regions Financial Corp.	122,453	1,971,493
Signature Bank/New York NY	6,710	793,927
SVB Financial Group(a)	6,263	1,387,129
Umpqua Holdings Corp.	26,720	422,710
Zions Bancorp. N.A.	22,137	1,072,980

		31,490,870

Beverages — 1.6%
Coca-Cola Co. (The)	490,387	26,691,764

Biotechnology — 3.9%
AbbVie Inc.	178,880	14,229,904
Amgen Inc.	73,798	15,737,423
Biogen Inc.(a)	23,450	7,004,750
BioMarin Pharmaceutical Inc.(a)	21,628	1,583,386
Celgene Corp.(a)	85,333	9,218,524
Gilead Sciences Inc.	153,862	9,802,548
Vertex Pharmaceuticals Inc.(a)	30,971	6,054,211

		63,630,746

Building Products — 0.7%
Allegion PLC	11,382	1,320,767

Security	Shares	Value

Building Products (continued)
AO Smith Corp.	17,112	$850,124
Builders FirstSource Inc.(a)	13,922	314,776
Fortune Brands Home & Security Inc.	16,856	1,012,203
Johnson Controls International PLC	96,247	4,170,383
Lennox International Inc.	4,274	1,057,217
Masco Corp.	35,337	1,634,336
Owens Corning	13,012	797,375

		11,157,181

Capital Markets — 3.7%
Ameriprise Financial Inc.	16,240	2,450,453
Bank of New York Mellon Corp. (The)	104,160	4,869,480
BlackRock Inc.(c)	14,013	6,469,802
Charles Schwab Corp. (The)	145,361	5,917,646
CME Group Inc.	43,311	8,911,238
FactSet Research Systems Inc.	4,618	1,170,755
Franklin Resources Inc.	36,872	1,015,824
Intercontinental Exchange Inc.	68,209	6,433,473
Invesco Ltd.	48,213	810,943
Legg Mason Inc.	10,391	387,169
Moody’s Corp.	20,617	4,549,966
Northern Trust Corp.	24,998	2,491,801
S&P Global Inc.	29,792	7,686,038
State Street Corp.	45,258	2,990,196
T Rowe Price Group Inc.	28,662	3,319,059
TD Ameritrade Holding Corp.	33,470	1,284,579

		60,758,422

Chemicals — 2.4%
Air Products & Chemicals Inc.	26,624	5,677,834
Albemarle Corp.	12,869	781,663
Axalta Coating Systems Ltd.(a)	25,491	751,730
Ecolab Inc.	31,387	6,028,501
HB Fuller Co.	6,143	299,778
International Flavors & Fragrances Inc.	12,282	1,498,527
Linde PLC	65,670	13,025,644
Minerals Technologies Inc.	4,290	212,140
Mosaic Co. (The)	44,429	883,249
PPG Industries Inc.	28,622	3,581,185

Sherwin-Williams Co. (The)	10,052	5,752,961

		38,493,212

Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	12,468	114,082
Copart Inc.(a)	24,941	2,061,124
Deluxe Corp.	5,219	270,501
HNI Corp.	5,303	201,514
Interface Inc.	7,341	122,081
Knoll Inc.	6,177	165,173
RR Donnelley & Sons Co.	7,449	32,478
Steelcase Inc., Class A	10,605	185,269
Team Inc.(a)	3,139	57,004
Tetra Tech Inc.	6,711	587,011

		3,796,237

Communications Equipment — 1.8%
Cisco Systems Inc.	517,965	24,608,517
CommScope Holding Co. Inc.(a)(b)	23,308	261,050
F5 Networks Inc.(a)	7,217	1,039,825
Motorola Solutions Inc.	19,986	3,324,071
Plantronics Inc.	4,099	161,583

		29,395,046

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.1%
EMCOR Group Inc.	6,781	$594,761
Granite Construction Inc.	5,622	132,342
Quanta Services Inc.	17,154	721,326

		1,448,429

Consumer Finance — 0.7%
Ally Financial Inc.	48,168	1,475,386
American Express Co.	85,886	10,072,710

		11,548,096

Containers & Packaging — 0.3%
Avery Dennison Corp.	10,187	1,302,510
Ball Corp.	38,534	2,696,224
Sealed Air Corp.	18,676	780,097
Sonoco Products Co.	12,122	699,439

		5,478,270

Distributors — 0.1%
LKQ Corp.(a)	37,997	1,291,518
Pool Corp.	4,768	988,883

		2,280,401

Diversified Financial Services — 0.1%
Voya Financial Inc.	17,414	939,659

Diversified Telecommunication Services —1.9%
CenturyLink Inc.	119,312	1,543,897
Cincinnati Bell Inc.(a)(b)	4,029	20,588
Verizon Communications Inc.	500,422	30,260,519

		31,825,004

Electric Utilities — 0.5%
Alliant Energy Corp.	28,610	1,526,058
Eversource Energy	38,464	3,220,975
OGE Energy Corp.	24,181	1,041,234
PPL Corp.	87,484	2,929,839

		8,718,106

Electrical Equipment — 0.5%
Acuity Brands Inc.	4,875	608,351
Eaton Corp. PLC	51,200	4,460,032
Rockwell Automation Inc.	14,317	2,462,381
Sensata Technologies Holding PLC(a)(b)	19,552	1,000,867

		8,531,631

Electronic Equipment, Instruments & Components — 0.7%
Cognex Corp.	20,903	1,076,295
Corning Inc.	94,876	2,811,176
Flex Ltd.(a)	62,134	730,074
Itron Inc.(a)	4,268	325,478
Keysight Technologies Inc.(a)	22,783	2,299,033
TE Connectivity Ltd.	40,680	3,640,860
Trimble Inc.(a)	30,474	1,214,084

		12,097,000

Energy Equipment & Services — 0.6%
Baker Hughes Co.	76,518	1,637,485
Core Laboratories NV	5,345	235,394
National Oilwell Varco Inc.	46,640	1,054,997
Schlumberger Ltd.	167,479	5,474,888
TechnipFMC PLC	51,444	1,014,990

		9,417,754

Entertainment — 2.7%
Netflix Inc.(a)	52,899	15,203,702
Walt Disney Co. (The)	217,763	28,291,769

		43,495,471

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 3.8%
American Tower Corp.	53,481	$11,663,136
AvalonBay Communities Inc.	16,827	3,662,565
Boston Properties Inc.	18,742	2,571,402
Corporate Office Properties Trust	13,106	388,462
Digital Realty Trust Inc.	25,204	3,201,916
Duke Realty Corp.	43,433	1,526,236
Equinix Inc.	10,164	5,760,752
Equity Residential	44,838	3,975,337
Federal Realty Investment Trust	9,080	1,234,971
Healthpeak Properties Inc.	57,968	2,180,756
Host Hotels & Resorts Inc.	90,010	1,475,264
Iron Mountain Inc.	34,743	1,139,570
Liberty Property Trust	18,955	1,119,672
Macerich Co. (The)	13,697	376,668
PotlatchDeltic Corp.	8,224	349,273
Prologis Inc.	76,323	6,698,106
SBA Communications Corp.	13,728	3,303,643
Simon Property Group Inc.	37,387	5,633,473
UDR Inc.	34,174	1,717,244
Vornado Realty Trust	20,768	1,363,004
Weyerhaeuser Co.	90,276	2,636,962

		61,978,412

Food & Staples Retailing — 0.4%
Kroger Co. (The)	97,823	2,410,359
Sysco Corp.	59,084	4,719,039
United Natural Foods Inc.(a)(b)	6,595	49,462

		7,178,860

Food Products — 1.8%
Archer-Daniels-Midland Co.	67,705	2,846,318
Bunge Ltd.	17,119	924,426
Campbell Soup Co.	20,084	930,090
Darling Ingredients Inc.(a)	19,980	385,614
General Mills Inc.	72,403	3,682,417
Hain Celestial Group Inc. (The)(a)(b)	11,292	266,943
Hormel Foods Corp.	35,548	1,453,558
Ingredion Inc.	8,093	639,347
JM Smucker Co. (The)	13,786	1,456,904
Kellogg Co.	30,974	1,967,778
Kraft Heinz Co. (The)	81,387	2,631,242
Lamb Weston Holdings Inc.	17,761	1,386,068
McCormick & Co. Inc./MD, NVS	14,772	2,373,713
Mondelez International Inc., Class A	174,292	9,141,615

		30,086,033

Gas Utilities — 0.1%
New Jersey Resources Corp.	10,739	468,220
Northwest Natural Holding Co.	3,497	242,552
UGI Corp.	25,303	1,206,194

		1,916,966

Health Care Equipment & Supplies — 1.8%
ABIOMED Inc.(a)	5,475	1,136,500
Align Technology Inc.(a)	9,227	2,327,880
Becton Dickinson and Co.	32,642	8,356,352
Cooper Companies Inc. (The)	6,007	1,748,037
Dentsply Sirona Inc.	28,375	1,554,382
Edwards Lifesciences Corp.(a)	25,212	6,010,037
Hologic Inc.(a)	32,432	1,566,790
IDEXX Laboratories Inc.(a)	10,395	2,962,679
ResMed Inc.	17,293	2,557,981

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	10,945	$1,322,265

		29,542,903

Health Care Providers & Services — 1.8%
AmerisourceBergen Corp.	19,116	1,632,124
Cardinal Health Inc.	36,148	1,787,519
Centene Corp.(a)	50,130	2,660,900
Cigna Corp.(a)	45,911	8,193,277
HCA Healthcare Inc.	33,133	4,424,581
Henry Schein Inc.(a)	18,024	1,128,032
Humana Inc.	16,335	4,805,757
Laboratory Corp. of America Holdings(a)	11,958	1,970,320
MEDNAX Inc.(a)	10,734	235,719
Patterson Companies Inc.	10,372	177,672
Quest Diagnostics Inc.	16,288	1,649,160
Select Medical Holdings Corp.(a)	14,027	255,572

		28,920,633

Health Care Technology — 0.2%
Cerner Corp.	39,343	2,640,702

Hotels, Restaurants & Leisure — 2.8%
Aramark	29,931	1,309,781
Choice Hotels International Inc.	4,344	384,357
Darden Restaurants Inc.	14,909	1,673,833
Domino’s Pizza Inc.	4,722	1,282,590
Hilton Worldwide Holdings Inc.	33,367	3,235,264
Jack in the Box Inc.	2,827	237,524
Marriott International Inc./MD, Class A	34,202	4,328,263
McDonald’s Corp.	92,393	18,173,703
Royal Caribbean Cruises Ltd.	21,566	2,347,028
Starbucks Corp.	146,551	12,392,353
Vail Resorts Inc.	4,846	1,126,065

		46,490,761

Household Durables — 0.3%
Ethan Allen Interiors Inc.	2,840	55,976
Garmin Ltd.	16,080	1,507,500
La-Z-Boy Inc.	5,803	206,065
Meritage Homes Corp.(a)(b)	4,325	311,789
Mohawk Industries Inc.(a)	7,467	1,070,619
Newell Brands Inc.	48,211	914,563
Tupperware Brands Corp.	5,818	56,027
Whirlpool Corp.	7,633	1,161,132

		5,283,671

Household Products — 3.2%
Clorox Co. (The)	15,442	2,280,629
Colgate-Palmolive Co.	98,682	6,769,585
Kimberly-Clark Corp.	41,595	5,527,144
Procter & Gamble Co. (The)	303,510	37,790,030

		52,367,388

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	80,335	1,369,712
Ormat Technologies Inc.	4,616	353,401

		1,723,113

Industrial Conglomerates — 1.0%
3M Co.	69,753	11,508,548
Roper Technologies Inc.	12,545	4,227,163

		15,735,711

Insurance — 2.7%
Allstate Corp. (The)	40,248	4,283,192

Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	22,332	$2,037,125
Chubb Ltd.	55,401	8,444,220
Hartford Financial Services Group Inc. (The)	43,609	2,489,202
Loews Corp.	33,284	1,630,916
Marsh & McLennan Companies Inc.	61,851	6,409,001
Principal Financial Group Inc.	33,761	1,802,162
Progressive Corp. (The)	70,666	4,925,420
Prudential Financial Inc.	49,058	4,471,146
Travelers Companies Inc. (The)	31,656	4,148,835
Willis Towers Watson PLC	15,395	2,877,326

		43,518,545

Interactive Media & Services — 9.1%
Alphabet Inc., Class A(a)	36,233	45,610,101
Alphabet Inc., Class C, NVS(a)	37,927	47,792,192
Facebook Inc., Class A(a)	290,702	55,713,038

		149,115,331

Internet & Direct Marketing Retail — 0.7%
Booking Holdings Inc.(a)	5,238	10,731,457

IT Services — 6.8%
Accenture PLC, Class A	77,176	14,309,974
Automatic Data Processing Inc.	52,666	8,544,005
Cognizant Technology Solutions Corp., Class A	68,779	4,191,392
International Business Machines Corp.	107,284	14,347,090
Mastercard Inc., Class A	109,971	30,441,073
Visa Inc., Class A	210,420	37,635,721
Western Union Co. (The)	52,118	1,306,077

		110,775,332

Leisure Products — 0.1%
Callaway Golf Co.(b)	10,600	214,332
Hasbro Inc.	14,437	1,404,864
Mattel Inc.(a)(b)	41,867	499,892

		2,119,088

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	38,236	2,896,377
Bio-Techne Corp.	4,591	955,708
IQVIA Holdings Inc.(a)	20,287	2,929,849
Mettler-Toledo International Inc.(a)	2,998	2,113,410
Waters Corp.(a)(b)	8,426	1,783,110

		10,678,454

Machinery — 3.2%
AGCO Corp.	7,865	603,167
Caterpillar Inc.	69,201	9,535,898
Cummins Inc.	18,139	3,128,615
Deere & Co.	36,428	6,343,572
Dover Corp.	17,585	1,826,906
Flowserve Corp.	15,890	776,068
Fortive Corp.	36,547	2,521,743
Graco Inc.	20,218	913,853
Illinois Tool Works Inc.	39,405	6,642,895
Ingersoll-Rand PLC	29,113	3,694,148
Lincoln Electric Holdings Inc.	7,235	648,039
Meritor Inc.(a)(b)	9,023	198,777
Middleby Corp. (The)(a)(b)	6,761	817,743
PACCAR Inc.	41,924	3,188,739
Parker-Hannifin Corp.	15,563	2,855,655
Snap-on Inc.	6,709	1,091,353
Stanley Black & Decker Inc.	18,358	2,778,116
Tennant Co.	2,081	161,132

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Timken Co. (The)	8,441	$413,609
WABCO Holdings Inc.(a)	6,203	835,048
Wabtec Corp.	22,055	1,529,955
Xylem Inc./NY	21,817	1,673,146

		52,178,177

Media — 0.4%
Discovery Inc., Class A(a)(b)	19,012	512,469
Discovery Inc., Class C, NVS(a)	43,684	1,102,584
John Wiley & Sons Inc., Class A	5,570	256,610
Liberty Global PLC, Class A(a)	19,784	497,568
Liberty Global PLC, Class C, NVS(a)	50,297	1,200,589
New York Times Co. (The), Class A	18,028	557,065
Omnicom Group Inc.	26,702	2,061,127
Scholastic Corp., NVS	3,577	137,715

		6,325,727

Metals & Mining — 0.4%
Compass Minerals International Inc.	4,101	231,624
Newmont Goldcorp Corp.	99,176	3,940,262
Nucor Corp.	36,769	1,980,011
Schnitzer Steel Industries Inc., Class A	3,005	64,127

		6,216,024

Multi-Utilities — 1.1%
Avista Corp.	7,951	381,887
CenterPoint Energy Inc.	60,818	1,767,979
CMS Energy Corp.	34,390	2,198,209
Consolidated Edison Inc.	39,493	3,642,044
MDU Resources Group Inc.	23,856	689,200
NiSource Inc.	45,127	1,265,361
Sempra Energy	33,192	4,796,576
WEC Energy Group Inc.	38,104	3,597,018

		18,338,274

Multiline Retail — 0.1%
Kohl’s Corp.	19,897	1,019,920
Nordstrom Inc.	13,124	471,152

		1,491,072

Oil, Gas & Consumable Fuels — 2.6%
Apache Corp.	45,480	985,097
Cheniere Energy Inc.(a)	28,116	1,730,540
ConocoPhillips	136,755	7,548,876
Denbury Resources Inc.(a)	57,747	57,637
Devon Energy Corp.	50,370	1,021,504
EQT Corp.	30,915	332,027
Hess Corp.	33,093	2,175,865
Marathon Oil Corp.	98,887	1,140,167
Marathon Petroleum Corp.	80,070	5,120,476
Noble Energy Inc.	57,577	1,108,933
Occidental Petroleum Corp.	108,169	4,380,844
ONEOK Inc.	49,942	3,487,450
Phillips 66	54,902	6,413,652
Pioneer Natural Resources Co.	20,419	2,511,945
QEP Resources Inc.	28,730	95,671
Southwestern Energy Co.(a)	65,692	134,669
Valero Energy Corp.	50,474	4,894,968

		43,140,321

Paper & Forest Products — 0.0%
Domtar Corp.	7,543	274,490

Personal Products — 0.3%
Avon Products Inc.(a)	49,265	211,347

Security	Shares	Value

Personal Products (continued)
Estee Lauder Companies Inc. (The), Class A	26,505	$4,937,086

		5,148,433

Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	197,926	11,355,015
Jazz Pharmaceuticals PLC(a)	6,795	853,656
Merck & Co. Inc.	311,529	26,997,103
Zoetis Inc.	57,920	7,409,126

		46,614,900

Professional Services — 0.5%
ASGN Inc.(a)	6,370	405,068
Exponent Inc.	6,369	404,622
Heidrick & Struggles International Inc.	2,032	57,831
ICF International Inc.	2,349	201,286
IHS Markit Ltd.(a)	46,039	3,223,651
Kelly Services Inc., Class A, NVS	3,869	92,895
ManpowerGroup Inc.	7,320	665,534
Resources Connection Inc.	3,959	57,999
Robert Half International Inc.	14,455	827,838
TransUnion	22,709	1,876,218
TrueBlue Inc.(a)	4,993	114,340

		7,927,282

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)(b)	38,622	2,068,208
Jones Lang LaSalle Inc.	6,243	914,724
Realogy Holdings Corp.	14,320	112,842

		3,095,774

Road & Rail —1.8%
AMERCO	1,084	439,063
ArcBest Corp.	3,128	90,368
Avis Budget Group Inc.(a)	7,956	236,373
CSX Corp.	92,996	6,534,829
Genesee & Wyoming Inc., Class A(a)	6,831	758,446
Hertz Global Holdings Inc.(a)	10,248	138,451
Kansas City Southern	12,199	1,717,375
Norfolk Southern Corp.	32,167	5,854,394
Ryder System Inc.	6,433	312,837
Union Pacific Corp.	85,644	14,170,656

		30,252,792

Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices Inc.(a)	124,051	4,209,050
Analog Devices Inc.	44,704	4,766,788
Applied Materials Inc.	113,216	6,143,100
Intel Corp.	541,713	30,623,036
Lam Research Corp.	18,112	4,909,076
Microchip Technology Inc.	28,758	2,711,592
NVIDIA Corp.	70,001	14,071,601
Skyworks Solutions Inc.	20,896	1,902,790
Texas Instruments Inc.	113,517	13,393,871

		82,730,904

Software — 12.2%
Adobe Inc.(a)	59,046	16,410,655
ANSYS Inc.(a)	10,153	2,235,183
Autodesk Inc.(a)	26,597	3,919,334
Cadence Design Systems Inc.(a)	33,978	2,220,462
Citrix Systems Inc.	15,982	1,739,801
Fortinet Inc.(a)	17,561	1,432,275
Intuit Inc.	31,367	8,077,002
Microsoft Corp.	880,832	126,284,884

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
NortonLifeLock Inc.	74,991	$1,715,794
Oracle Corp.	289,472	15,773,329
salesforce.com Inc.(a)	100,611	15,744,615
Teradata Corp.(a)	14,324	428,717
VMware Inc., Class A	9,969	1,577,794
Workday Inc., Class A(a)(b)	19,647	3,185,958

		200,745,803

Specialty Retail — 3.2%
AutoNation Inc.(a)	6,539	332,508
Best Buy Co. Inc.	29,137	2,092,911
Buckle Inc. (The)	3,663	76,630
Caleres Inc.	5,139	110,591
CarMax Inc.(a)(b)	20,164	1,878,680
Foot Locker Inc.	13,650	593,911
GameStop Corp., Class A(b)	11,674	63,507
Gap Inc. (The)	27,756	451,313
Home Depot Inc. (The)	133,132	31,230,104
Lowe’s Companies Inc.	96,198	10,736,659
Office Depot Inc.	62,288	128,313
Signet Jewelers Ltd.	6,204	99,512
Tiffany & Co.	13,307	1,656,855
Tractor Supply Co.	14,661	1,393,088
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,731	1,569,333

		52,413,915

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies Inc., Class C(a)	18,785	993,539
Hewlett Packard Enterprise Co.	162,424	2,665,378
HP Inc.	181,820	3,158,213
Xerox Holdings Corp.(a)	24,526	832,167

		7,649,297

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	18,237	566,623
Columbia Sportswear Co.	3,693	334,032
Deckers Outdoor Corp.(a)	3,530	539,737
Hanesbrands Inc.	43,751	665,453
NIKE Inc., Class B	152,060	13,616,973
PVH Corp.	9,163	798,647
Under Armour Inc., Class A(a)(b)	22,746	469,705
Under Armour Inc., Class C, NVS(a)(b)	23,322	431,457
VF Corp.	40,754	3,353,647
Wolverine World Wide Inc.	10,959	325,263

		21,101,537

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	56,163	$654,299

Trading Companies & Distributors — 0.4%
Air Lease Corp.	12,806	563,208
Applied Industrial Technologies Inc.	4,694	280,889
Fastenal Co.	69,231	2,488,162
H&E Equipment Services Inc.	3,844	130,466
HD Supply Holdings Inc.(a)	20,704	818,636
United Rentals Inc.(a)	9,516	1,271,052
WW Grainger Inc.	5,707	1,762,550

		7,314,963

Water Utilities — 0.2%
American Water Works Co. Inc.	21,796	2,686,793

Wireless Telecommunication Services — 0.0%
Sprint Corp.(a)(b)	98,928	614,343

Total Common Stocks — 99.7% (Cost: $1,297,581,047)		1,634,933,769

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.00%(c)(d)(e)	11,447,336	11,453,059
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.74%(c)(d)	4,125,000	4,125,000

		15,578,059

Total Short-Term Investments — 0.9% (Cost: $15,576,761)		15,578,059

Total Investments in Securities — 100.6% (Cost: $1,313,157,808)		1,650,511,828

Other Assets, Less Liabilities — (0.6)%		(9,854,551)

Net Assets — 100.0%		$1,640,657,277

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI KLD 400 Social ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,230,319	6,217,017	(b)	—	11,447,336	$11,453,059	$19,735	(c)	$499	$(57)
BlackRock Cash Funds: Treasury, SL Agency Shares	701,084	3,423,916	(b)	—	4,125,000	4,125,000	21,049		—	—
BlackRock Inc.	12,645	1,878		(510)	14,013	6,469,802	86,354		(21,399)	(257,187)

						$22,047,861	$127,138		$(20,900)	$(257,244)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	35	12/20/19	$5,313	$77,055

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$77,055

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$88,870

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$77,055

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,770,883

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI KLD 400 Social ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,634,933,769	$—	$—	$1,634,933,769
Money Market Funds	15,578,059	—	—	15,578,059

	$1,650,511,828	$—	$—	$1,650,511,828

Derivative financial instruments(a)
Assets
Futures Contracts	$77,055	$—	$—	$77,055

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) October 31, 2019	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.9%
Expeditors International of Washington Inc.	242,106	$17,659,212
United Parcel Service Inc., Class B	19,926	2,294,877

		19,954,089

Automobiles — 0.4%
Tesla Inc.(a)(b)	12,501	3,936,815

Banks — 1.3%
Comerica Inc.	86,414	5,653,204
KeyCorp.	115,498	2,075,499
PNC Financial Services Group Inc. (The)	28,651	4,203,102
SVB Financial Group(a)(b)	10,188	2,256,438

		14,188,243

Beverages — 2.8%
Coca-Cola Co. (The)	207,282	11,282,359
PepsiCo Inc.	135,283	18,556,769

		29,839,128

Biotechnology — 3.0%
AbbVie Inc.	46,948	3,734,713
Amgen Inc.	40,076	8,546,207
Biogen Inc.(a)	13,418	4,008,091
Gilead Sciences Inc.	132,352	8,432,146
Vertex Pharmaceuticals Inc.(a)	39,441	7,709,927

		32,431,084

Building Products — 1.6%
Johnson Controls International PLC	370,290	16,044,666
Owens Corning	26,876	1,646,961

		17,691,627

Capital Markets — 5.0%
Bank of New York Mellon Corp. (The)	104,076	4,865,553
BlackRock Inc.(c)	48,293	22,296,878
Franklin Resources Inc.	88,901	2,449,222
Northern Trust Corp.	196,404	19,577,551
State Street Corp.	76,014	5,022,245

		54,211,449

Chemicals — 5.1%
Axalta Coating Systems Ltd.(a)	75,109	2,214,965
Ecolab Inc.	235,312	45,196,376
International Flavors & Fragrances Inc.	43,818	5,346,234
Mosaic Co. (The)	101,589	2,019,589

		54,777,164

Communications Equipment — 1.4%
Cisco Systems Inc.	224,901	10,685,047
Motorola Solutions Inc.	27,951	4,648,810

		15,333,857

Consumer Finance — 1.4%
American Express Co.	127,214	14,919,658

Diversified Telecommunication Services — 0.6%
Verizon Communications Inc.	98,360	5,947,829

Electric Utilities — 2.0%
Eversource Energy	134,323	11,248,208
Xcel Energy Inc.	160,983	10,224,030

		21,472,238

Electronic Equipment, Instruments & Components — 0.8%
Keysight Technologies Inc.(a)(b)	28,805	2,906,713
TE Connectivity Ltd.	44,948	4,022,846

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	51,700	$2,059,728

		8,989,287

Energy Equipment & Services — 1.1%
Baker Hughes Co.	358,385	7,669,439
TechnipFMC PLC	237,121	4,678,397

		12,347,836

Entertainment — 1.0%
Netflix Inc.(a)	15,863	4,559,185
Walt Disney Co. (The)	51,592	6,702,832

		11,262,017

Equity Real Estate Investment Trusts (REITs) — 3.6%
American Tower Corp.	7,586	1,654,355
Equinix Inc.	12,819	7,265,553
Iron Mountain Inc.	101,762	3,337,794
Liberty Property Trust	192,104	11,347,583
Prologis Inc.	171,345	15,037,237

		38,642,522

Food Products — 3.1%
Bunge Ltd.	142,088	7,672,752
Campbell Soup Co.	115,233	5,336,440
General Mills Inc.	161,466	8,212,161
Kellogg Co.	183,456	11,654,960

		32,876,313

Health Care Equipment & Supplies — 1.6%
Align Technology Inc.(a)	6,052	1,526,859
Dentsply Sirona Inc.	22,883	1,253,531
Edwards Lifesciences Corp.(a)	31,347	7,472,498
IDEXX Laboratories Inc.(a)	16,495	4,701,240
ResMed Inc.	14,181	2,097,653

		17,051,781

Health Care Providers & Services — 2.7%
Cardinal Health Inc.	179,673	8,884,830
HCA Healthcare Inc.	28,841	3,851,427
Henry Schein Inc.(a)	181,091	11,333,580
Quest Diagnostics Inc.	51,310	5,195,138

		29,264,975

Hotels, Restaurants & Leisure — 0.2%
Vail Resorts Inc.	7,452	1,731,621

Household Durables — 0.3%
Mohawk Industries Inc.(a)	9,122	1,307,912
Newell Brands Inc.	104,798	1,988,018

		3,295,930

Household Products — 3.4%
Clorox Co. (The)	63,253	9,341,835
Colgate-Palmolive Co.	57,380	3,936,268
Kimberly-Clark Corp.	41,160	5,469,341
Procter & Gamble Co. (The)	142,860	17,787,499

		36,534,943

Industrial Conglomerates — 2.3%
3M Co.	146,688	24,202,053

Insurance — 2.2%
Marsh & McLennan Companies Inc.	181,944	18,853,037
Travelers Companies Inc. (The)	35,757	4,686,313

		23,539,350

Interactive Media & Services — 5.0%
Alphabet Inc., Class A(a)	22,490	28,310,412

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet Inc., Class C, NVS(a)	11,301	$14,240,503
Facebook Inc., Class A(a)	58,156	11,145,597

		53,696,512

Internet & Direct Marketing Retail — 0.1%
Booking Holdings Inc.(a)	663	1,358,335

IT Services — 4.0%
Accenture PLC, Class A	162,915	30,207,699
International Business Machines Corp.	78,270	10,467,047
PayPal Holdings Inc.(a)	17,589	1,831,015

		42,505,761

Leisure Products — 0.3%
Hasbro Inc.	34,923	3,398,357

Life Sciences Tools & Services — 3.4%
Agilent Technologies Inc.	220,244	16,683,483
IQVIA Holdings Inc.(a)	16,058	2,319,096
Mettler-Toledo International Inc.(a)	11,249	7,929,870
Waters Corp.(a)	47,011	9,948,468

		36,880,917

Machinery — 4.2%
Caterpillar Inc.	74,941	10,326,870
Cummins Inc.	79,147	13,651,275
Ingersoll-Rand PLC	62,161	7,887,609
Xylem Inc./NY	175,316	13,444,984

		45,310,738

Media — 0.7%
Discovery Inc., Class C, NVS(a)	39,591	999,277
Liberty Global PLC, Class A(a)	42,717	1,074,332
Liberty Global PLC, Class C, NVS(a)	172,692	4,122,158
Omnicom Group Inc.	14,461	1,116,245

		7,312,012

Multi-Utilities — 1.8%
CMS Energy Corp.	39,402	2,518,576
Consolidated Edison Inc.	29,534	2,723,625
Sempra Energy	99,052	14,314,005

		19,556,206

Multiline Retail — 0.1%
Nordstrom Inc.	39,713	1,425,697

Oil, Gas & Consumable Fuels — 1.9%
ConocoPhillips	181,563	10,022,278
Hess Corp.	110,584	7,270,898
ONEOK Inc.	39,998	2,793,060

		20,086,236

Pharmaceuticals — 2.0%
Merck & Co. Inc.	150,111	13,008,619
Zoetis Inc.	66,752	8,538,916

		21,547,535

Real Estate Management & Development — 1.1%
CBRE Group Inc., Class A(a)(b)	217,765	11,661,316

Road & Rail — 0.5%
CSX Corp.	15,641	1,099,093
Kansas City Southern	16,934	2,383,969
Norfolk Southern Corp.	13,271	2,415,322

		5,898,384

Semiconductors & Semiconductor Equipment — 3.7%
Applied Materials Inc.	130,764	7,095,255

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Intel Corp.	227,893	$12,882,791
NVIDIA Corp.	47,878	9,624,435
Texas Instruments Inc.	81,818	9,653,706

		39,256,187

Software — 9.3%
Adobe Inc.(a)	16,920	4,702,575
Autodesk Inc.(a)	49,099	7,235,228
Cadence Design Systems Inc.(a)	53,202	3,476,751
Intuit Inc.	28,742	7,401,065
Microsoft Corp.	373,583	53,560,595
salesforce.com Inc.(a)	147,124	23,023,435
VMware Inc., Class A	7,029	1,112,480

		100,512,129

Specialty Retail — 4.9%
Best Buy Co. Inc.	174,822	12,557,464
Gap Inc. (The)	112,135	1,823,315
Home Depot Inc. (The)	92,225	21,634,141
Tiffany & Co.	135,076	16,818,313

		52,833,233

Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	190,543	47,399,477
Hewlett Packard Enterprise Co.	634,444	10,411,226
HP Inc.	263,350	4,574,389

		62,385,092

Textiles, Apparel & Luxury Goods — 1.9%
Hanesbrands Inc.	76,805	1,168,204
NIKE Inc., Class B	130,929	11,724,692
PVH Corp.	47,870	4,172,349
VF Corp.	42,378	3,487,286

		20,552,531

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	5,742	1,773,359

Total Common Stocks — 99.7% (Cost: $909,213,995)		1,072,392,346

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	4,421,575	4,423,786
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	2,492,000	2,492,000

		6,915,786

Total Short-Term Investments — 0.6% (Cost: $6,915,174)		6,915,786

Total Investments in Securities — 100.3% (Cost: $916,129,169)		1,079,308,132

Other Assets, Less Liabilities — (0.3)%		(3,410,132)

Net Assets — 100.0%		$1,075,898,000

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI USA ESG Select ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	12,494,602	—		(8,073,027	)(b)	4,421,575	$4,423,786	$19,036	(c)	$197		$301
BlackRock Cash Funds: Treasury, SL Agency Shares	494,066	1,997,934	(b)	—		2,492,000	2,492,000	13,783		—		—
BlackRock Inc.	46,336	10,751		(8,794)		48,293	22,296,878	334,881		385,291		(1,511,634)

							$29,212,664	$367,700		$385,488		$(1,511,333)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	22	12/20/19	$3,339	$37,261

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$37,261

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$43,091

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$37,261

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,113,127

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® MSCI USA ESG Select ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,072,392,346	$—	$—	$1,072,392,346
Money Market Funds	6,915,786	—	—	6,915,786

	$1,079,308,132	$—	$—	$1,079,308,132

Derivative financial instruments(a)
Assets
Futures Contracts	$37,261	$—	$—	$37,261

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	43

Statements of Assets and Liabilities   (unaudited)

October 31, 2019

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF	iShares U.S. Financial Services ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$354,391,571	$481,596,051	$975,832,569	$1,217,737,960
Affiliated(c)	1,865,999	13,996,146	47,985,059	24,198,949
Cash	412	4,841	11,246	961
Cash pledged:
Futures contracts	32,000	56,000	88,000	120,000
Receivables:
Investments sold	2,627,666	2,680,853	—	5,368,021
Securities lending income — Affiliated	500	29,412	20,350	—
Dividends	336,818	769,517	365,008	886,873

Total assets	359,254,966	499,132,820	1,024,302,232	1,248,312,764

LIABILITIES
Collateral on securities loaned, at value	1,293,212	12,858,883	45,910,595	—
Payables:
Investments purchased	2,828,360	3,427,419	—	7,122,236
Variation margin on futures contracts	8,094	5,867	8,216	23,697
Investment advisory fees	129,487	171,675	339,440	429,692

Total liabilities	4,259,153	16,463,844	46,258,251	7,575,625

NET ASSETS	$354,995,813	$482,668,976	$978,043,981	$1,240,737,139

NET ASSETS CONSIST OF:
Paid-in capital	$545,165,025	$502,375,280	$871,355,283	$1,102,270,705
Accumulated earnings (loss)	(190,169,212)	(19,706,304)	106,688,698	138,466,434

NET ASSETS	$354,995,813	$482,668,976	$978,043,981	$1,240,737,139

Shares outstanding	3,850,000	3,800,000	4,450,000	8,800,000

Net asset value	$92.21	$127.02	$219.79	$140.99

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,285,812	$12,529,536	$44,426,944	$—
(b) Investments, at cost — Unaffiliated	$419,076,425	$490,426,397	$907,734,109	$1,121,363,516
(c) Investments, at cost — Affiliated	$1,865,950	$13,993,415	$47,983,686	$24,881,918

See notes to financial statements.

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2019

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,459,678,904	$895,788,905	$1,628,463,967	$1,050,095,468
Affiliated(c)	16,042,675	7,667,578	22,047,861	29,212,664
Cash	1,437	8,223	22,090	14,251
Cash pledged:
Futures contracts	73,000	82,000	223,000	154,000
Receivables:
Investments sold	1,620,223	—	—	—
Securities lending income — Affiliated	819	5,905	4,816	2,836
Capital shares sold	—	—	32,675	19,699
Dividends	991,986	744,879	1,756,188	1,052,963
Total assets	1,478,409,044	904,297,490	1,652,550,597	1,080,551,881

LIABILITIES
Collateral on securities loaned, at value	—	6,057,977	11,450,852	4,420,294
Payables:
Investments purchased	719,929	—	87,895	—
Variation margin on futures contracts	8,059	18,800	21,000	13,204
Capital shares redeemed	2,869,265	—	—	—
Investment advisory fees	572,848	318,033	333,573	220,383
Total liabilities	4,170,101	6,394,810	11,893,320	4,653,881

NET ASSETS	$1,474,238,943	$897,902,680	$1,640,657,277	$1,075,898,000

NET ASSETS CONSIST OF:
Paid-in capital	$1,344,068,133	$849,673,270	$1,326,501,354	$866,504,695
Accumulated earnings	130,170,810	48,229,410	314,155,923	209,393,305
NET ASSETS	$1,474,238,943	$897,902,680	$1,640,657,277	$1,075,898,000
Shares outstanding	11,250,000	5,600,000	14,500,000	8,550,000
Net asset value	$131.04	$160.34	$113.15	$125.84
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$—	$5,854,507	$11,107,915	$4,236,937

(b) Investments, at cost — Unaffiliated	$1,353,419,151	$850,116,611	$1,292,159,485	$889,488,056

(c) Investments, at cost — Affiliated	$16,991,026	$7,665,110	$20,998,323	$26,641,113

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF	iShares U.S. Financial Services ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,268,095	$6,196,942	$6,334,093	$14,388,352
Dividends — Affiliated	4,676	6,400	14,064	373,917
Securities lending income — Affiliated — net	2,917	53,853	61,670	—
Foreign taxes withheld	—	—	—	(2,655)

Total investment income	4,275,688	6,257,195	6,409,827	14,759,614

EXPENSES
Investment advisory fees	819,475	992,391	2,020,004	2,801,553

Total expenses	819,475	992,391	2,020,004	2,801,553

Net investment income	3,456,213	5,264,804	4,389,823	11,958,061

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(7,047,016)	(4,929,688)	(8,987,442)	(7,180,933)
Investments — Affiliated	88	569	3,501	(181,800)
In-kind redemptions — Unaffiliated	(2,072,693)	3,101,910	86,522,074	72,449,492
In-kind redemptions — Affiliated	—	—	—	1,002,957
Futures contracts	41,801	(20,763)	47,302	94,085

Net realized gain (loss)	(9,077,820)	(1,847,972)	77,585,435	66,183,801

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	83,621	15,965,184	(73,027,854)	(33,291,065)
Investments — Affiliated	(131)	1,289	(109)	(2,423,822)
Futures contracts	3,087	12,308	1,241	65,334

Net change in unrealized appreciation (depreciation)	86,577	15,978,781	(73,026,722)	(35,649,553)

Net realized and unrealized gain (loss)	(8,991,243)	14,130,809	4,558,713	30,534,248

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,535,030)	$19,395,613	$8,948,536	$42,492,309

See notes to financial statements.

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended October 31, 2019

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$17,627,120	$8,019,273	$13,295,146	$10,046,047
Dividends — Affiliated	270,665	14,501	107,403	348,664
Securities lending income — Affiliated — net	22,095	30,141	19,735	19,036
Foreign taxes withheld	(1,806)	—	(837)	—

Total investment income	17,918,074	8,063,915	13,421,447	10,413,747

EXPENSES
Investment advisory fees	3,563,309	1,965,970	1,858,036	1,342,787

Total expenses	3,563,309	1,965,970	1,858,036	1,342,787

Net investment income	14,354,765	6,097,945	11,563,411	9,070,960

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(8,672,707)	(3,904,682)	(3,019,606)	(10,512,767)
Investments — Affiliated	(138,473)	262	(38,939)	(170,313)
In-kind redemptions — Unaffiliated	58,993,081	21,804,804	6,253,911	68,550,580
In-kind redemptions — Affiliated	241,590	—	18,039	555,801
Futures contracts	225,814	173,091	88,870	43,091

Net realized gain	50,649,305	18,073,475	3,302,275	58,466,392

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	14,525,552	(8,313,076)	45,449,912	(20,417,540)
Investments — Affiliated	(1,128,003)	702	(257,244)	(1,511,333)
Futures contracts	43,186	7,865	77,055	37,261

Net change in unrealized appreciation (depreciation)	13,440,735	(8,304,509)	45,269,723	(21,891,612)

Net realized and unrealized gain	64,090,040	9,768,966	48,571,998	36,574,780

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,444,805	$15,866,911	$60,135,409	$45,645,740

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

	iShares U.S. Basic Materials ETF		iShares U.S. Consumer Goods ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,456,213	$9,028,737	$5,264,804	$12,536,642
Net realized gain (loss)	(9,077,820)	(31,115,918)	(1,847,972)	1,265,278
Net change in unrealized appreciation (depreciation)	86,577	(4,261,108)	15,978,781	29,161,374

Net increase (decrease) in net assets resulting from operations	(5,535,030)	(26,348,289)	19,395,613	42,963,294

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,242,154)	(8,497,670)	(5,894,057)	(12,123,518)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(58,355,344)	(174,959,909)	124,051	4,704,164

NET ASSETS
Total increase (decrease) in net assets	(68,132,528)	(209,805,868)	13,625,607	35,543,940
Beginning of period	423,128,341	632,934,209	469,043,369	433,499,429

End of period	$354,995,813	$423,128,341	$482,668,976	$469,043,369

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares U.S. Consumer Services ETF		iShares U.S. Financial Services ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,389,823	$6,956,473	$11,958,061	$26,787,232
Net realized gain	77,585,435	41,849,091	66,183,801	137,521,592
Net change in unrealized appreciation (depreciation)	(73,026,722)	89,087,278	(35,649,553)	(110,967,898)

Net increase in net assets resulting from operations	8,948,536	137,892,842	42,492,309	53,340,926

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,631,361)	(6,824,763)	(12,092,959)	(26,969,209)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	39,607,169	61,369,906	(225,184,878)	(234,628,958)

NET ASSETS
Total increase (decrease) in net assets	43,924,344	192,437,985	(194,785,528)	(208,257,241)
Beginning of period	934,119,637	741,681,652	1,435,522,667	1,643,779,908

End of period	$978,043,981	$934,119,637	$1,240,737,139	$1,435,522,667

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets  (continued)

	iShares U.S. Financials ETF		iShares U.S. Industrials ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,354,765	$32,751,246	$6,097,945	$12,423,793
Net realized gain	50,649,305	154,416,035	18,073,475	80,562,016
Net change in unrealized appreciation (depreciation)	13,440,735	(24,782,451)	(8,304,509)	15,946,075

Net increase in net assets resulting from operations	78,444,805	162,384,830	15,866,911	108,931,884

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,027,316)	(34,364,198)	(5,615,298)	(13,254,211)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .	(282,914,459)	(729,599,942)	(53,896,384)	(187,783,856)

NET ASSETS
Total decrease in net assets	(219,496,970)	(601,579,310)	(43,644,771)	(92,106,183)
Beginning of period	1,693,735,913	2,295,315,223	941,547,451	1,033,653,634

End of period	$1,474,238,943	$1,693,735,913	$897,902,680	$941,547,451

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares MSCI KLD 400 Social ETF		iShares MSCI USA ESG Select ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$11,563,411	$19,536,634	$9,070,960	$13,736,301
Net realized gain	3,302,275	30,388,329	58,466,392	39,227,061
Net change in unrealized appreciation (depreciation)	45,269,723	111,029,033	(21,891,612)	46,476,738

Net increase in net assets resulting from operations	60,135,409	160,953,996	45,645,740	99,440,100

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(10,778,910)	(20,058,554)	(9,340,208)	(13,311,652)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	175,348,132	239,634,251	37,877,457	233,979,677

NET ASSETS
Total increase in net assets	224,704,631	380,529,693	74,182,989	320,108,125
Beginning of period	1,415,952,646	1,035,422,953	1,001,715,011	681,606,886

End of period	$1,640,657,277	$1,415,952,646	$1,075,898,000	$1,001,715,011

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Basic Materials ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$94.03		$97.37	$89.37	$77.65	$84.59	$83.92

Net investment income(a)	0.82		1.63	1.39	1.34	1.39	1.34
Net realized and unrealized gain (loss)(b)	(1.62)		(3.49)	8.16	11.62	(6.93)	0.82

Net increase (decrease) from investment operations	(0.80)		(1.86)	9.55	12.96	(5.54)	2.16

Distributions(c)
From net investment income	(1.02)		(1.48)	(1.55)	(1.24)	(1.40)	(1.49)

Total distributions	(1.02)		(1.48)	(1.55)	(1.24)	(1.40)	(1.49)

Net asset value, end of period	$92.21		$94.03	$97.37	$89.37	$77.65	$84.59

Total Return
Based on net asset value	(0.84	)%(d)	(1.89)%	10.74%	16.88%	(6.42)%	2.58%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.42%	0.43%	0.44%	0.44%	0.43%

Net investment income	1.79	%(e)	1.71%	1.44%	1.62%	1.88%	1.57%

Supplemental Data
Net assets, end of period (000)	$354,996		$423,128	$632,934	$960,747	$551,283	$494,880

Portfolio turnover rate(f)	5	%(d)	28%	6%	13%	13%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Consumer Goods ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$123.43		$114.08	$119.04	$111.98	$105.19	$96.90

Net investment income(a)	1.40		3.04	2.50	2.32	2.31	2.03
Net realized and unrealized gain (loss)(b)	3.75		9.24	(5.24)	7.66	6.90	8.23

Net increase (decrease) from investment operations	5.15		12.28	(2.74)	9.98	9.21	10.26

Distributions(c)
From net investment income	(1.56)		(2.93)	(2.22)	(2.92)	(2.42)	(1.97)

Total distributions	(1.56)		(2.93)	(2.22)	(2.92)	(2.42)	(1.97)

Net asset value, end of period	$127.02		$123.43	$114.08	$119.04	$111.98	$105.19

Total Return
Based on net asset value	4.22	%(d)	10.95%	(2.41)%	9.04%	8.88%	10.66%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.42%	0.43%	0.44%	0.44%	0.43%

Net investment income	2.26	%(e)	2.61%	2.05%	2.03%	2.15%	1.98%

Supplemental Data
Net assets, end of period (000)	$482,669		$469,043	$433,499	$720,184	$951,869	$778,411

Portfolio turnover rate(f)	3	%(d)	4%	7%	7%	4%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Consumer Services ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$217.24		$185.42	$165.24	$144.34	$142.60	$118.79

Net investment income(a)	1.01		1.60	1.81	1.52	1.42	1.44
Net realized and unrealized gain(b)	2.62		31.79	20.10	20.99	1.74	23.64

Net increase from investment operations	3.63		33.39	21.91	22.51	3.16	25.08

Distributions(c)
From net investment income	(1.08)		(1.57)	(1.73)	(1.61)	(1.42)	(1.27)

Total distributions	(1.08)		(1.57)	(1.73)	(1.61)	(1.42)	(1.27)

Net asset value, end of period	$219.79		$217.24	$185.42	$165.24	$144.34	$142.60

Total Return
Based on net asset value	1.67	%(d)	18.09%	13.35%	15.71%	2.23%	21.19%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.42%	0.43%	0.44%	0.44%	0.43%

Net investment income	0.92	%(e)	0.81%	1.04%	1.01%	0.99%	1.08%

Supplemental Data
Net assets, end of period (000)	$978,044		$934,120	$741,682	$669,218	$959,877	$1,055,273

Portfolio turnover rate(f)	12	%(d)	15%	10%	8%	9%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Financial Services ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$136.07		$130.98	$108.38	$85.36	$91.03	$81.22

Net investment income(a)	1.22		2.17	1.73	1.47	1.28	1.15
Net realized and unrealized gain (loss)(b)	4.89		5.12	22.56	22.88	(5.66)	9.77

Net increase (decrease) from investment operations	6.11		7.29	24.29	24.35	(4.38)	10.92

Distributions(c)
From net investment income	(1.19)		(2.20)	(1.69)	(1.33)	(1.29)	(1.11)

Total distributions	(1.19)		(2.20)	(1.69)	(1.33)	(1.29)	(1.11)

Net asset value, end of period	$140.99		$136.07	$130.98	$108.38	$85.36	$91.03

Total Return
Based on net asset value	4.54	%(d)	5.72%	22.53%	28.74%	(4.85)%	13.50%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.42%	0.43%	0.44%	0.44%	0.43%

Net investment income	1.82	%(e)	1.68%	1.40%	1.49%	1.44%	1.32%

Supplemental Data
Net assets, end of period (000)	$1,240,737		$1,435,523	$1,643,780	$1,430,646	$567,660	$564,372

Portfolio turnover rate(f)	4	%(d)	4%	4%	4%	5%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Financials ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$125.93		$117.71	$103.79	$86.91	$88.81	$80.39

Net investment income(a)	1.09		2.07	1.82	1.64	1.44	1.27
Net realized and unrealized gain (loss)(b)	5.18		8.33	13.89	16.91	(1.81)	8.46

Net increase (decrease) from investment operations .	6.27		10.40	15.71	18.55	(0.37)	9.73

Distributions(c)
From net investment income	(1.16)		(2.18)	(1.79)	(1.67)	(1.53)	(1.31)

Total distributions	(1.16)		(2.18)	(1.79)	(1.67)	(1.53)	(1.31)

Net asset value, end of period	$131.04		$125.93	$117.71	$103.79	$86.91	$88.81

Total Return
Based on net asset value	5.02	%(d)	9.01%	15.21%	21.52%	(0.41)%	12.15%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.42%	0.43%	0.44%	0.44%	0.43%

Net investment income	1.71	%(e)	1.75%	1.59%	1.70%	1.64%	1.48%

Supplemental Data
Net assets, end of period (000)	$1,474,239		$1,693,736	$2,295,315	$1,681,324	$1,173,295	$1,163,414

Portfolio turnover rate(f)	3	%(d)	8%	6%	6%	6%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Industrials ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$158.24		$141.60	$128.60	$108.65	$107.35	$101.19

Net investment income(a)	1.04		1.89	1.78	1.82	1.59	1.43
Net realized and unrealized gain(b)	2.03		16.79	13.06	19.89	1.35	6.17

Net increase from investment operations	3.07		18.68	14.84	21.71	2.94	7.60

Distributions(c)
From net investment income	(0.97)		(2.04)	(1.84)	(1.76)	(1.64)	(1.44)

Total distributions	(0.97)		(2.04)	(1.84)	(1.76)	(1.64)	(1.44)

Net asset value, end of period	$160.34		$158.24	$141.60	$128.60	$108.65	$107.35

Total Return
Based on net asset value	1.96	%(d)	13.34%	11.57%	20.13%	2.83%	7.54%

Ratios to Average Net Assets
Total expenses	0.43	%(e)	0.42%	0.43%	0.44%	0.44%	0.43%

Net investment income	1.32	%(e)	1.29%	1.27%	1.55%	1.54%	1.37%

Supplemental Data
Net assets, end of period (000)	$897,903		$941,547	$1,033,654	$983,820	$733,417	$917,854

Portfolio turnover rate(f)	2	%(d)	5%	7%	10%	7%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$109.76		$98.14	$88.02	$76.44	$77.09	$70.16

Net investment income(a)	0.86		1.65	1.36	1.22	1.17	1.04
Net realized and unrealized gain (loss)(b)	3.33		11.64	10.01	11.54	(0.62)	6.89

Net increase from investment operations	4.19		13.29	11.37	12.76	0.55	7.93

Distributions(c)
From net investment income	(0.80)		(1.67)	(1.25)	(1.18)	(1.20)	(1.00)

Total distributions	(0.80)		(1.67)	(1.25)	(1.18)	(1.20)	(1.00)

Net asset value, end of period	$113.15		$109.76	$98.14	$88.02	$76.44	$77.09

Total Return
Based on net asset value	3.84	%(d)	13.70%	12.99%	16.83%	0.75%	11.34%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.28%	0.50%	0.50%	0.50%	0.50%

Total expenses after fees waived	0.25	%(e)	0.25%	0.48%	0.50%	0.50%	0.50%

Net investment income	1.56	%(e)	1.61%	1.43%	1.49%	1.55%	1.39%

Supplemental Data
Net assets, end of period (000)	$1,640,657		$1,415,953	$1,035,423	$822,945	$500,677	$431,703

Portfolio turnover rate(f)	1	%(d)	13%	11%	10%	16%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$122.16		$110.83	$99.72	$85.12	$86.39	$78.49

Net investment income(a)	1.03		1.95	1.68	1.41	1.32	1.08
Net realized and unrealized gain (loss)(b)	3.75		11.26	10.98	14.57	(1.29)	7.89

Net increase from investment operations	4.78		13.21	12.66	15.98	0.03	8.97

Distributions(c)
From net investment income	(1.10)		(1.88)	(1.55)	(1.38)	(1.30)	(1.07)

Total distributions	(1.10)		(1.88)	(1.55)	(1.38)	(1.30)	(1.07)

Net asset value, end of period	$125.84		$122.16	$110.83	$99.72	$85.12	$86.39

Total Return
Based on net asset value	3.95	%(d)	12.07%	12.76%	18.92%	0.07%	11.46%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.28%	0.50%	0.50%	0.50%	0.50%

Total expenses after fees waived	0.25	%(e)	0.25%	0.48%	0.50%	0.50%	0.50%

Net investment income	1.69	%(e)	1.71%	1.56%	1.53%	1.58%	1.29%

Supplemental Data
Net assets, end of period (000)	$1,075,898		$1,001,715	$681,607	$528,509	$357,511	$328,277

Portfolio turnover rate(f)	6	%(d)	21%	13%	19%	20%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Basic Materials	Non-diversified
U.S. Consumer Goods	Non-diversified
U.S. Consumer Services	. Diversified
U.S. Financial Services	Non-diversified
U.S. Financials	Diversified
U.S. Industrials	Diversified
MSCI KLD 400 Social	Diversified
MSCI USA ESG Select	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

60	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Basic Materials
Deutsche Bank Securities Inc.	$794,178	$794,178		$—	$—
State Street Bank & Trust Company	491,634	462,150		—	(29,484	)(b)

	$1,285,812	$1,256,328		$—	$(29,484)

U.S. Consumer Goods
Barclays Bank PLC	$61,740	$61,740		$—	$—
BofA Securities, Inc.	280,938	280,938		—	—
Credit Suisse AG Dublin Branch	335,903	332,746		—	(3,157	)(b)
Goldman Sachs & Co.	566,859	566,859		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,574,662	1,574,662		—	—
Scotia Capital (USA) Inc.	447,605	447,605		—	—
State Street Bank & Trust Company	37,091	37,091		—	—
TD Prime Services LLC	8,898,694	8,898,694		—	—
UBS Securities LLC	3,006	2,981		—	(25	)(b)
Wells Fargo Bank, National Association	14,338	14,338		—	—
Wells Fargo Securities LLC	308,700	308,700		—	—

	$12,529,536	$12,526,354		$—	$(3,182)

U.S. Consumer Services
BofA Securities, Inc.	$6,786,785	$6,786,785		$—	$—
Citigroup Global Markets Inc.	22,039,013	22,039,013		—	—
Credit Suisse AG Dublin Branch	1,470,035	1,470,035		—	—
Deutsche Bank Securities Inc.	719,047	719,047		—	—
Goldman Sachs & Co.	2,870,327	2,870,327		—	—
Jefferies LLC	37,465	37,465		—	—
JPMorgan Securities LLC	3,203,605	3,203,605		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,825,123	2,825,123		—	—
National Financial Services LLC	743,222	743,222		—	—
UBS AG	653,909	653,909		—	—
UBS Securities LLC	1,846,430	1,846,430		—	—
Wells Fargo Securities LLC	1,231,983	1,231,983		—	—

	$44,426,944	$44,426,944		$—	$—

U.S. Industrials
BNP Paribas Prime Brokerage International Ltd.	$386,320	$378,725		$—	$(7,595	)(b)
BofA Securities, Inc.	76,449	76,449		—	—
Citigroup Global Markets Inc.	3,020	2,973		—	(47	)(b)
Goldman Sachs & Co.	302,375	302,375		—	—
JPMorgan Securities LLC	1,887,949	1,887,949		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	105,760	105,760		—	—
TD Prime Services LLC	1,105,795	1,105,795		—	—
UBS AG	51,490	51,490		—	—
Wells Fargo Bank, National Association	1,842,653	1,842,653		—	—
Wells Fargo Securities LLC	92,696	92,696		—	—

	$5,854,507	$5,846,865		$—	$(7,642)

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI KLD 400 Social
Barclays Capital Inc.	$1,425	$1,425		$—	$—
BNP Paribas Prime Brokerage International Ltd.	2,782	2,782		—	—
BNP Paribas Securities Corp	32,432	32,432		—	—
BofA Securities, Inc.	1,088	1,088		—	—
Citigroup Global Markets Inc.	3,641	3,641		—	—
Credit Suisse AG Dublin Branch	33,720	33,720		—	—
Goldman Sachs & Co.	2,704,470	2,704,470		—	—
HSBC Bank PLC	3,839	3,839		—	—
JPMorgan Securities LLC	1,500,528	1,500,528		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	858,329	858,329		—	—
Scotia Capital (USA) Inc.	469,182	469,182		—	—
TD Prime Services LLC	3,385,075	3,385,075		—	—
UBS AG	8,358	8,358		—	—
Wells Fargo Securities LLC	2,103,046	2,103,046		—	—

	$11,107,915	$11,107,915		$—	$—

MSCI USA ESG Select
Barclays Bank PLC	$1,341,823	$1,341,823		$—	$—
JPMorgan Securities LLC	2,889,760	2,889,760		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,354	5,354		—	—

	$4,236,937	$4,236,937		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each of the iShares U.S. Basic Materials, iShares U.S. Consumer Goods, iShares U.S. Consumer Services, iShares U.S. Financial Services, iShares U.S. Financials and iShares U.S. Industrials ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI KLD 400 Social	0.25%
MSCI USA ESG Select	0.25

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended October 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
U.S. Basic Materials	$1,212
U.S. Consumer Goods	21,438
U.S. Consumer Services	25,817
U.S. Financials	9,466
U.S. Industrials	12,434
MSCI KLD 400 Social	8,453
MSCI USA ESG Select	8,115

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Basic Materials	$3,566,385	$1,240,170	$(517,804)
U.S. Consumer Goods	2,387,442	1,943,847	(1,324,560)
U.S. Consumer Services	39,862,831	81,054,488	(3,238,242)
U.S. Financial Services	3,800,192	10,270,179	(1,205,482)
U.S. Financials	4,031,488	2,744,061	(916,775)
U.S. Industrials	3,832,856	1,047,479	(230,811)
MSCI KLD 400 Social	4,962,331	4,197,626	(589,236)
MSCI USA ESG Select	40,168,397	16,541,292	(2,935,647)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$18,136,032	$19,192,053
U.S. Consumer Goods	14,613,724	15,471,159
U.S. Consumer Services	109,346,109	111,218,171
U.S. Financial Services	58,551,995	70,790,776
U.S. Financials	51,079,023	52,461,319
U.S. Industrials	19,547,770	18,534,460
MSCI KLD 400 Social	20,374,672	23,444,333
MSCI USA ESG Select	68,454,298	71,789,311

For the six months ended October 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Basic Materials	$18,411,950	$76,633,652
U.S. Consumer Goods	30,429,538	30,163,588
U.S. Consumer Services	306,233,929	266,241,284
U.S. Financial Services	182,059,320	395,537,848
U.S. Financials	98,383,534	376,643,914
U.S. Industrials	47,122,468	100,899,602
MSCI KLD 400 Social	191,247,728	15,789,517
MSCI USA ESG Select	221,462,251	182,641,464

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
U.S. Basic Materials	$112,238,296
U.S. Consumer Goods	8,562,242
U.S. Consumer Services	32,247,037
U.S. Financial Services	14,987,236
U.S. Financials	12,303,917
U.S. Industrials	9,597,059
MSCI KLD 400 Social	6,600,929
MSCI USA ESG Select	180,299

As of October 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Basic Materials	$425,850,817	$29,442,173	$(99,032,333)	$(69,590,160)
U.S. Consumer Goods	506,084,652	58,239,455	(68,719,602)	(10,480,147)
U.S. Consumer Services	962,788,480	117,761,185	(56,730,796)	61,030,389
U.S. Financial Services	1,156,678,965	145,713,091	(60,389,813)	85,323,278
U.S. Financials	1,383,266,792	179,878,173	(87,380,200)	92,497,973
U.S. Industrials	864,582,892	132,413,207	(93,531,751)	38,881,456
MSCI KLD 400 Social	1,335,205,914	371,732,010	(56,349,041)	315,382,969
MSCI USA ESG Select	929,471,535	184,156,968	(34,283,110)	149,873,858

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

66	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/19		Year Ended 04/30/19
iShares ETF	Shares	Amount	Shares	Amount

U.S. Basic Materials
Shares sold	200,000	$18,454,120	1,650,000	$166,124,476
Shares redeemed	(850,000)	(76,809,464)	(3,650,000)	(341,084,385)

Net decrease	(650,000)	$(58,355,344)	(2,000,000)	$(174,959,909)

U.S. Consumer Goods
Shares sold	250,000	$30,503,670	1,400,000	$165,270,839
Shares redeemed	(250,000)	(30,379,619)	(1,400,000)	(160,566,675)

Net increase	—	$124,051	—	$4,704,164

U.S. Consumer Services
Shares sold	1,400,000	$306,696,478	1,200,000	$236,521,703
Shares redeemed	(1,250,000)	(267,089,309)	(900,000)	(175,151,797)

Net increase	150,000	$39,607,169	300,000	$61,369,906

U.S. Financial Services
Shares sold	1,300,000	$182,849,219	4,000,000	$523,082,166
Shares redeemed	(3,050,000)	(408,034,097)	(6,000,000)	(757,711,124)

Net decrease	(1,750,000)	$(225,184,878)	(2,000,000)	$(234,628,958)

U.S. Financials
Shares sold	800,000	$99,555,820	4,000,000	$455,311,621
Shares redeemed	(3,000,000)	(382,470,279)	(10,050,000)	(1,184,911,563)

Net decrease	(2,200,000)	$(282,914,459)	(6,050,000)	$(729,599,942)

U.S. Industrials
Shares sold	300,000	$47,237,816	2,050,000	$300,710,806
Shares redeemed	(650,000)	(101,134,200)	(3,400,000)	(488,494,662)

Net decrease	(350,000)	$(53,896,384)	(1,350,000)	$(187,783,856)

MSCI KLD 400 Social
Shares sold	1,750,000	$191,969,449	3,600,000	$365,449,346
Shares redeemed	(150,000)	(16,621,317)	(1,250,000)	(125,815,095)

Net increase	1,600,000	$175,348,132	2,350,000	$239,634,251

MSCI USA ESG Select
Shares sold	1,850,000	$222,170,140	3,100,000	$350,488,105
Shares redeemed	(1,500,000)	(184,292,683)	(1,050,000)	(116,508,428)

Net increase	350,000	$37,877,457	2,050,000	$233,979,677

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust,

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements  (unaudited) (continued)

BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal took place on November 19, 2019.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares U.S. Consumer Services ETF and iShares MSCI KLD 400 Social ETF received proceeds of $336,974 and $23,018, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

68	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

I. iShares U.S. Basic Materials ETF, iShares U.S. Financial Services ETF, iShares U.S. Financials ETF, iShares U.S. Industrials ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	69

Board Review and Approval of Investment Advisory Contract   (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for each Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of each Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares U.S. Consumer Goods ETF and iShares U.S. Consumer Services ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and

70	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract   (continued)

shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.
Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	71

Board Review and Approval of Investment Advisory Contract   (continued)

revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for each Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of each Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares MSCI KLD 400 Social ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

72	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fun(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	73

Board Review and Approval of Investment Advisory Contract   (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares MSCI USA ESG Select ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and

74	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Board Review and Approval of Investment Advisory Contract  (continued)

are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA(or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

76	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
U.S. Consumer Services(a)	$1.079642	$—	$0.000886	$1.080528	100%	—%	0	%(b)	100%
U.S. Financials(a)	0.932987	—	0.223583	1.156570	81	—	19		100
MSCI KLD 400 Social(a)	0.785192	—	0.010051	0.795243	99	—	1		100
MSCI USA ESG Select(a)	1.088838	—	0.013240	1.102078	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	77

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

78	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	79

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-402-1019

OCTOBER 31, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core Dividend Growth ETF | DGRO | NYSE Arca

•	iShares Core High Dividend ETF | HDV | NYSE Arca

•	iShares International Select Dividend ETF | IDV | Cboe BZX

•	iShares Select Dividend ETF | DVY | NASDAQ

•	iShares U.S. Dividend and Buyback ETF | DIVB | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of October 31, 2019	iShares® Core Dividend Growth ETF

Investment Objective

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends, as represented by the Morningstar® U.S. Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.93%	16.62%	11.75%	11.59%	16.62%	74.24%	80.68%
Fund Market	5.95	16.58	11.73	11.59	16.58	74.10	80.67
Index	5.97	16.71	11.81	11.66	16.71	74.75	81.21

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,059.30	$0.41		$1,000.00	$1,024.70	$0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	19.6%
Health Care	16.1
Information Technology	15.5
Industrials	13.2
Consumer Staples	10.6
Consumer Discretionary	7.8
Communication Services	5.3
Utilities	4.8
Energy	4.2
Materials	2.9
Real Estate	0.0	(b)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	3.3%
Microsoft Corp.	3.1
JPMorgan Chase & Co.	3.0
Johnson & Johnson	2.8
Verizon Communications Inc.	2.8
Wells Fargo & Co.	2.6
Chevron Corp.	2.6
Pfizer Inc.	2.5
Procter & Gamble Co. (The)	2.3
AbbVie Inc.	2.2

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

FUND SUMMARY	3

Fund Summary as of October 31, 2019	iShares® Core High Dividend ETF

Investment Objective

The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	0.99%	10.72%	8.09%	11.29%	10.72%	47.52%	150.70%
Fund Market	1.06	10.75	8.09	11.29	10.75	47.58	150.76
Index	1.01	10.80	8.18	11.54	10.80	48.16	155.47

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,009.90	$0.40		$1,000.00	$1,024.70	$0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Energy	21.3%
Communication Services	16.7
Health Care	14.6
Consumer Staples	14.1
Financials	11.2
Industrials	7.4
Utilities	6.5
Information Technology	6.3
Consumer Discretionary	1.8
Real Estate	0.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
AT&T Inc.	9.7%
Exxon Mobil Corp.	9.1
Johnson & Johnson	6.7
Verizon Communications Inc.	6.6
Wells Fargo & Co.	5.7
Chevron Corp.	5.7
Pfizer Inc.	5.4
Procter & Gamble Co. (The)	4.9
Coca-Cola Co. (The)	4.0
Cisco Systems Inc.	3.7

(a)	Excludes money market funds.

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® International Select Dividend ETF

Investment Objective

The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets, as represented by the Dow Jones EPAC Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.20%	9.61%	2.66%	5.51%	9.61%	14.02%	70.96%
Fund Market	3.97	10.13	2.60	5.67	10.13	13.69	73.58
Index	4.17	9.58	2.80	5.61	9.58	14.82	72.53

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,042.00	$2.52		$1,000.00	$1,022.70	$2.49		0.49%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	39.1%
Utilities	13.1
Communication Services	12.4
Consumer Discretionary	11.0
Energy	7.0
Consumer Staples	5.6
Industrials	4.2
Information Technology	4.2
Health Care	1.9
Materials	1.2
Real Estate	0.3

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United Kingdom	22.9%
Australia	15.6
Italy	9.1
Germany	7.2
France	7.0
Sweden	5.9
Finland	5.4
Canada	4.7
Spain	4.2
Switzerland	3.8

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of October 31, 2019	iShares® Select Dividend ETF

Investment Objective

The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.77%	10.26%	9.03%	13.45%	10.26%	54.06%	253.08%
Fund Market	2.84	10.28	9.03	13.45	10.28	54.11	253.16
Index	2.97	10.67	9.47	13.90	10.67	57.19	267.50

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,027.70	$1.99		$1,000.00	$1,023.20	$1.98		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Utilities	26.1%
Financials	14.3
Consumer Discretionary	13.6
Information Technology	8.7
Energy	8.0
Materials	7.9
Consumer Staples	7.4
Communication Services	7.4
Industrials	4.7
Health Care	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
AT&T Inc.	2.6%
Ford Motor Co.	2.1
QUALCOMM Inc.	2.1
Seagate Technology PLC	1.8
ONEOK Inc.	1.8
Dominion Energy Inc.	1.7
CenturyLink Inc.	1.7
PPL Corp.	1.7
Valero Energy Corp.	1.6
Entergy Corp.	1.6

(a)	Excludes money market funds.

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® U.S. Dividend and Buyback ETF

Investment Objective

The iShares U.S. Dividend and Buyback ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. stocks with a history of dividend payments and/or share buybacks, as represented by the Morningstar® US Dividend and Buyback IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.43%	14.03%	9.99%	14.03%	20.78%
Fund Market	4.32	14.11	10.00	14.11	20.82
Index	4.57	14.36	10.31	14.36	21.45

The inception date of the Fund was 11/7/17. The first day of secondary market trading was 11/9/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,044.30	$1.28		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	24.1%
Financials	19.9
Health Care	13.5
Industrials	9.8
Consumer Discretionary	9.1
Consumer Staples	7.2
Communication Services	5.9
Energy	5.2
Materials	2.1
Real Estate	1.7
Utilities	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	5.4%
JPMorgan Chase & Co.	3.0
Microsoft Corp.	2.7
Bank of America Corp.	2.3
Cisco Systems Inc.	2.3
Wells Fargo & Co.	2.2
Citigroup Inc.	2.0
Oracle Corp.	1.9
AbbVie Inc.	1.8
Pfizer Inc.	1.8

(a)	Excludes money market funds.

FUND SUMMARY	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 3.7%
Boeing Co. (The)	306,209	$104,083,501
BWX Technologies Inc.	29,606	1,720,109
General Dynamics Corp.	160,293	28,339,802
HEICO Corp.	1,055	130,124
HEICO Corp., Class A	2,715	258,658
Huntington Ingalls Industries Inc.	17,776	4,011,332
L3Harris Technologies Inc.	79,505	16,402,676
Lockheed Martin Corp.	154,548	58,215,141
Northrop Grumman Corp.	68,237	24,052,178
Raytheon Co.	148,431	31,498,542
United Technologies Corp.	478,196	68,659,382

		337,371,445

Air Freight & Logistics — 1.0%
CH Robinson Worldwide Inc.	84,060	6,358,299
Expeditors International of Washington Inc.	61,679	4,498,866
FedEx Corp.	97,896	14,944,803
United Parcel Service Inc., Class B	594,344	68,450,599

		94,252,567

Airlines — 0.4%
Alaska Air Group Inc.	71,953	4,995,697
Delta Air Lines Inc.	445,613	24,544,364
Southwest Airlines Co.	175,948	9,875,961

		39,416,022

Auto Components — 0.3%
Autoliv Inc.	75,301	5,861,430
BorgWarner Inc.	98,699	4,113,774
Gentex Corp.	115,006	3,225,918
Goodyear Tire & Rubber Co. (The)	291,777	4,630,501
Lear Corp.	40,475	4,766,741

		22,598,364

Automobiles — 0.1%
Harley-Davidson Inc.	182,968	7,119,285
Thor Industries Inc.	43,802	2,770,914

		9,890,199

Banks — 11.3%
Associated Banc-Corp.	149,964	3,015,776
Atlantic Union Bankshares Corp.	50,894	1,875,953
BancFirst Corp.	10,119	585,789
BancorpSouth Bank	59,099	1,812,566
Bank of America Corp.	4,909,289	153,513,467
Bank OZK	110,834	3,110,002
Banner Corp.	21,068	1,137,251
BB&T Corp.	721,264	38,263,055
BOK Financial Corp.	21,341	1,646,458
Cathay General Bancorp.	74,173	2,638,334
Citizens Financial Group Inc.	495,854	17,434,227
Columbia Banking System Inc.	53,334	2,096,026
Comerica Inc.	170,741	11,169,876
Commerce Bancshares Inc.	45,630	2,936,747
Community Bank System Inc.	30,803	2,087,827
Cullen/Frost Bankers Inc.	54,145	4,877,382
CVB Financial Corp.	92,933	1,931,148
First Busey Corp.	38,772	1,022,418
First Financial Bankshares Inc.	54,588	1,816,689
First Horizon National Corp.	293,182	4,682,117
First Interstate BancSystem Inc., Class A	30,221	1,268,073
First Merchants Corp.	40,619	1,606,481

Security	Shares	Value
Banks (continued)
First Midwest Bancorp. Inc.	63,272	$1,299,607
First Republic Bank/CA	36,479	3,879,906
Glacier Bancorp. Inc.	53,118	2,247,954
Home BancShares Inc./AR	112,408	2,077,300
Hope Bancorp Inc.	120,902	1,725,272
Huntington Bancshares Inc./OH	1,091,296	15,420,012
Independent Bank Corp.	22,334	1,833,175
Independent Bank Group Inc.	18,774	1,003,846
Investors Bancorp. Inc.	243,544	2,934,705
JPMorgan Chase & Co.	2,152,231	268,856,696
KeyCorp.	1,132,692	20,354,475
NBT Bancorp. Inc.	27,811	1,105,487
PNC Financial Services Group Inc. (The)	416,216	61,058,887
Prosperity Bancshares Inc.	42,073	2,903,878
Regions Financial Corp.	950,615	15,304,901
S&T Bancorp. Inc.	25,023	942,241
ServisFirst Bancshares Inc.	21,907	766,745
Simmons First National Corp., Class A	63,948	1,529,636
South State Corp.	22,261	1,755,502
SunTrust Banks Inc.	403,385	27,567,331
TCF Financial Corp.	122,388	4,845,341
TowneBank/Portsmouth VA	45,953	1,290,820
U.S. Bancorp.	1,079,096	61,530,054
UMB Financial Corp.	21,802	1,422,799
United Community Banks Inc./GA	8,469	255,848
Webster Financial Corp.	83,395	3,677,719
Wells Fargo & Co.	4,604,598	237,735,395
WesBanco Inc.	49,544	1,862,359
Westamerica Bancorp.	19,191	1,266,990
Wintrust Financial Corp.	23,385	1,492,431
Zions Bancorp. N.A	154,002	7,464,477

		1,017,939,451

Beverages — 3.5%
Brown-Forman Corp., Class A	18,069	1,122,989
Brown-Forman Corp., Class B, NVS	46,073	3,018,703
Coca-Cola Co. (The)	3,057,526	166,421,140
PepsiCo Inc.	1,070,506	146,841,308

		317,404,140

Biotechnology — 3.3%
AbbVie Inc.	2,482,062	197,448,032
Amgen Inc.	492,366	104,997,050

		302,445,082

Building Products — 0.5%
AAON Inc.	6,457	314,198
Advanced Drainage Systems Inc.	14,069	520,834
Allegion PLC	27,780	3,223,591
AO Smith Corp.	66,945	3,325,828
Fortune Brands Home & Security Inc.	61,655	3,702,383
Johnson Controls International PLC	510,410	22,116,065
Lennox International Inc.	12,349	3,054,649
Masco Corp.	89,576	4,142,890
Owens Corning	43,645	2,674,566
Simpson Manufacturing Co. Inc.	15,358	1,269,185
Universal Forest Products Inc.	16,776	844,839

		45,189,028

Capital Markets — 4.0%
Ameriprise Financial Inc.	97,553	14,719,772
Bank of New York Mellon Corp. (The)	643,103	30,065,065
BlackRock Inc.(a)	98,759	45,597,030

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
CME Group Inc.	144,713	$29,774,700
Cohen & Steers Inc.	16,642	1,089,053
Eaton Vance Corp., NVS	93,632	4,269,619
Evercore Inc., Class A	32,373	2,383,948
FactSet Research Systems Inc.	10,932	2,771,481
Franklin Resources Inc.	284,431	7,836,074
Goldman Sachs Group Inc. (The)	213,908	45,643,689
Intercontinental Exchange Inc.	189,509	17,874,489
MarketAxess Holdings Inc.	6,066	2,235,867
Moody’s Corp.	42,363	9,349,090
Morgan Stanley	1,110,390	51,133,460
MSCI Inc.	27,795	6,519,595
Nasdaq Inc.	60,749	6,060,928
Northern Trust Corp.	145,934	14,546,701
Raymond James Financial Inc.	54,843	4,578,842
S&P Global Inc.	60,878	15,705,915
SEI Investments Co.	38,070	2,281,154
State Street Corp.	319,456	21,106,458
T Rowe Price Group Inc.	162,874	18,860,809
TD Ameritrade Holding Corp.	176,092	6,758,411

		361,162,150

Chemicals — 1.9%
Air Products & Chemicals Inc.	128,839	27,476,205
Albemarle Corp.	61,666	3,745,593
Ashland Global Holdings Inc.	24,533	1,898,118
Balchem Corp.	3,908	395,529
Cabot Corp.	46,779	2,039,097
Celanese Corp.	69,192	8,382,611
Eastman Chemical Co.	126,122	9,590,317
Ecolab Inc.	64,807	12,447,480
HB Fuller Co.	18,073	881,962
Innospec Inc.	7,392	675,333
International Flavors & Fragrances Inc.	63,578	7,757,152
Linde PLC	276,012	54,746,980
NewMarket Corp.	3,706	1,799,226
PolyOne Corp.	47,409	1,519,458
PPG Industries Inc.	111,414	13,940,120
Quaker Chemical Corp.	3,343	511,078
RPM International Inc.	73,725	5,339,902
Scotts Miracle-Gro Co. (The)	24,210	2,430,442
Sensient Technologies Corp.	24,021	1,502,754
Sherwin-Williams Co. (The)	19,035	10,894,111
Stepan Co.	5,691	556,124
Valvoline Inc.	97,298	2,076,339
Westlake Chemical Corp.	15,441	975,717

		171,581,648

Commercial Services & Supplies — 0.6%
ABM Industries Inc.	35,815	1,305,815
Brady Corp., Class A, NVS	21,487	1,210,578
Cintas Corp.	19,281	5,180,226
Healthcare Services Group Inc.	63,918	1,557,042
Herman Miller Inc.	30,526	1,419,459
HNI Corp.	42,841	1,627,958
KAR Auction Services Inc.	185,441	4,610,063
Matthews International Corp., Class A	19,908	736,198
Mobile Mini Inc.	39,230	1,475,833
MSA Safety Inc.	14,326	1,720,123
Republic Services Inc.	104,116	9,111,191
Rollins Inc.	48,742	1,857,558

Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech Inc.	11,435	$1,000,219
Waste Management Inc.	194,207	21,791,967

		54,604,230

Communications Equipment — 1.8%
Cisco Systems Inc.	3,265,351	155,136,826
Motorola Solutions Inc.	61,775	10,274,418

		165,411,244

Construction & Engineering — 0.0%
Comfort Systems USA Inc.	10,192	513,779

Construction Materials — 0.1%
Vulcan Materials Co.	30,718	4,388,681

Consumer Finance — 0.5%
American Express Co.	247,021	28,970,623
Discover Financial Services	183,606	14,736,217

		43,706,840

Containers & Packaging — 0.6%
Amcor PLC(b)	2,099,714	19,989,277
AptarGroup Inc.	21,069	2,489,302
Avery Dennison Corp.	47,376	6,057,495
Packaging Corp. of America	75,710	8,287,217
Silgan Holdings Inc.	32,108	987,963
Sonoco Products Co.	79,034	4,560,262
Westrock Co.	325,401	12,160,236

		54,531,752

Distributors — 0.2%
Core-Mark Holding Co. Inc.	17,328	528,850
Genuine Parts Co.	124,353	12,756,131
Pool Corp.	12,820	2,658,868

		15,943,849

Diversified Consumer Services — 0.0%
Service Corp. International/U.S	76,011	3,456,980

Diversified Telecommunication Services — 2.8%
Verizon Communications Inc.	4,168,057	252,042,407

Electric Utilities — 2.3%
ALLETE Inc.	38,058	3,275,271
Alliant Energy Corp.	178,734	9,533,671
American Electric Power Co. Inc.	393,441	37,136,896
El Paso Electric Co.	25,629	1,709,711
Evergy Inc.	193,981	12,397,326
Eversource Energy	228,572	19,140,619
IDACORP Inc.	32,077	3,452,127
MGE Energy Inc.	18,303	1,410,063
NextEra Energy Inc.	296,665	70,707,136
OGE Energy Corp.	181,484	7,814,701
Otter Tail Corp.	27,951	1,584,263
Pinnacle West Capital Corp.	97,404	9,167,664
PNM Resources Inc.	50,932	2,656,104
Portland General Electric Co.	67,643	3,847,534
Xcel Energy Inc.	360,096	22,869,697

		206,702,783

Electrical Equipment — 1.0%
Eaton Corp. PLC	372,425	32,441,942
Emerson Electric Co.	503,992	35,355,039
Hubbell Inc.	36,647	5,192,880
nVent Electric PLC	132,650	3,058,909
Regal Beloit Corp.	18,361	1,359,632

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment (continued)
Rockwell Automation Inc.	76,274	$13,118,365

		90,526,767

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	82,226	8,249,735
AVX Corp.	38,249	585,975
CDW Corp./DE	41,789	5,345,231
Corning Inc.	569,770	16,882,285
Dolby Laboratories Inc., Class A	20,233	1,301,589
FLIR Systems Inc.	47,025	2,424,609
Littelfuse Inc.	7,220	1,267,615
National Instruments Corp.	68,985	2,855,289
SYNNEX Corp.	17,174	2,022,067
TE Connectivity Ltd.	175,720	15,726,940

		56,661,335

Entertainment — 1.0%
Activision Blizzard Inc.	141,327	7,918,552
Walt Disney Co. (The)	614,930	79,891,705

		87,810,257

Food & Staples Retailing — 2.1%
Casey’s General Stores Inc.	7,520	1,284,491
Costco Wholesale Corp.	107,086	31,816,322
Kroger Co. (The)	549,293	13,534,580
Sysco Corp.	261,406	20,878,497
Walgreens Boots Alliance Inc.	668,071	36,596,929
Walmart Inc.	696,715	81,696,801

		185,807,620

Food Products — 1.5%
Archer-Daniels-Midland Co.	519,810	21,852,812
Bunge Ltd.	133,572	7,212,888
Calavo Growers Inc.	4,869	422,288
Hershey Co. (The)	77,442	11,373,907
Hormel Foods Corp.	140,614	5,749,706
Ingredion Inc.	55,553	4,388,687
J&J Snack Foods Corp.	4,605	878,450
JM Smucker Co. (The)	101,334	10,708,977
Kellogg Co.	241,662	15,352,787
Lancaster Colony Corp.	9,699	1,349,907
McCormick & Co. Inc./MD, NVS	48,310	7,762,934
Mondelez International Inc., Class A	749,455	39,308,915
Tyson Foods Inc., Class A	146,118	12,097,109

		138,459,367

Gas Utilities — 0.3%
Atmos Energy Corp.	61,483	6,915,608
National Fuel Gas Co.	82,219	3,725,343
New Jersey Resources Corp.	63,049	2,748,936
South Jersey Industries Inc.	85,996	2,765,631
Southwest Gas Holdings Inc.	35,016	3,056,897
Spire Inc.	38,253	3,215,547
UGI Corp.	151,149	7,205,273

		29,633,235

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	728,258	60,889,651
Baxter International Inc.	130,869	10,037,652
Becton Dickinson and Co.	86,952	22,259,712
Cantel Medical Corp.	2,060	150,153
Danaher Corp.	83,913	11,564,890
Dentsply Sirona Inc.	43,914	2,405,609
Hill-Rom Holdings Inc.	14,676	1,536,431

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	726,714	$79,139,155
ResMed Inc.	45,803	6,775,180
Steris PLC	21,825	3,089,765
Stryker Corp.	80,451	17,399,138
West Pharmaceutical Services Inc.	8,268	1,189,269

		216,436,605

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	77,602	6,625,659
Anthem Inc.	89,673	24,129,211
Cardinal Health Inc.	319,190	15,783,945
Chemed Corp.	1,376	542,020
Encompass Health Corp.	44,742	2,864,383
Ensign Group Inc. (The)	4,894	206,772
Humana Inc.	29,306	8,621,825
McKesson Corp.	57,498	7,647,234
Patterson Companies Inc.	128,164	2,195,449
Pennant Group Inc. (The)(b)	2,500	44,975
Quest Diagnostics Inc.	75,141	7,608,026
UnitedHealth Group Inc.	477,860	120,755,222

		197,024,721

Hotels, Restaurants & Leisure — 2.4%
Aramark	69,059	3,022,022
Brinker International Inc.	36,567	1,625,403
Cheesecake Factory Inc. (The)	37,804	1,579,829
Cracker Barrel Old Country Store Inc.	20,654	3,211,697
Darden Restaurants Inc.	93,133	10,456,042
Domino’s Pizza Inc.	11,820	3,210,548
Dunkin’ Brands Group Inc.	42,430	3,335,847
Marriott International Inc./MD, Class A	108,487	13,729,030
Marriott Vacations Worldwide Corp.	18,146	1,994,790
McDonald’s Corp.	459,479	90,379,519
Papa John’s International Inc.	10,875	636,731
Royal Caribbean Cruises Ltd.	114,955	12,510,553
Starbucks Corp.	522,653	44,195,538
Texas Roadhouse Inc.	40,409	2,283,109
Wendy’s Co. (The)	101,679	2,153,561
Wyndham Destinations Inc.	94,332	4,377,948
Wyndham Hotels & Resorts Inc.	57,740	3,116,228
Yum! Brands Inc.	122,871	12,497,209

		214,315,604

Household Durables — 0.2%
DR Horton Inc.	112,860	5,910,478
Leggett & Platt Inc.	136,783	7,016,968
Whirlpool Corp.	54,495	8,289,780

		21,217,226

Household Products — 3.4%
Church & Dwight Co. Inc.	85,400	5,972,876
Clorox Co. (The)	93,003	13,735,613
Colgate-Palmolive Co.	552,878	37,927,431
Kimberly-Clark Corp.	292,679	38,891,185
Procter & Gamble Co. (The)	1,682,228	209,454,208
WD-40 Co.	5,034	943,372

		306,924,685

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	637,833	10,875,053
Ormat Technologies Inc.	9,017	690,341

		11,565,394

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 1.8%
3M Co.	538,444	$88,837,875
Carlisle Companies Inc.	21,208	3,229,342
Honeywell International Inc.	379,878	65,616,327
Roper Technologies Inc.	14,811	4,990,715

		162,674,259

Insurance — 3.7%
Aflac Inc.	427,869	22,745,516
Allstate Corp. (The)	170,808	18,177,387
American Equity Investment Life Holding Co.	22,202	547,945
American Financial Group Inc./OH	26,133	2,718,877
Aon PLC	61,410	11,861,956
Argo Group International Holdings Ltd.	17,032	1,053,770
Arthur J Gallagher & Co.	98,750	9,007,975
Assurant Inc.	32,441	4,089,837
Assured Guaranty Ltd.	44,564	2,090,943
Axis Capital Holdings Ltd.	57,991	3,446,405
Brown & Brown Inc.	57,707	2,174,400
Chubb Ltd.	234,634	35,762,914
Cincinnati Financial Corp.	83,488	9,451,677
CNO Financial Group Inc.	119,663	1,872,726
Erie Indemnity Co., Class A, NVS	9,499	1,750,381
Everest Re Group Ltd.	24,288	6,244,202
FBL Financial Group Inc., Class A	8,311	476,885
Fidelity National Financial Inc.	211,395	9,690,347
First American Financial Corp.	87,421	5,400,869
Globe Life Inc.	20,015	1,948,060
Hanover Insurance Group Inc. (The)	20,154	2,654,483
Hartford Financial Services Group Inc. (The)	199,741	11,401,216
Horace Mann Educators Corp.	18,631	811,566
Lincoln National Corp.	136,476	7,708,165
Marsh & McLennan Companies Inc.	257,461	26,678,109
MetLife Inc.	950,490	44,473,427
Old Republic International Corp.	272,004	6,076,569
Primerica Inc.	12,596	1,589,363
Prudential Financial Inc.	502,991	45,842,600
Reinsurance Group of America Inc.	30,177	4,902,857
RenaissanceRe Holdings Ltd.	8,598	1,609,374
RLI Corp.	11,188	1,088,816
Selective Insurance Group Inc.	17,627	1,218,378
Travelers Companies Inc. (The)	160,491	21,033,951
Unum Group	225,843	6,219,716
WR Berkley Corp.	24,692	1,725,971

		335,547,633

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	39,544	5,404,083

IT Services — 2.3%
Accenture PLC, Class A	265,334	49,198,230
Automatic Data Processing Inc.	232,742	37,757,735
Booz Allen Hamilton Holding Corp.	50,700	3,567,759
Broadridge Financial Solutions Inc.	49,511	6,199,767
Fidelity National Information Services Inc.	178,463	23,514,285
Jack Henry & Associates Inc.	23,300	3,298,348
Mastercard Inc., Class A	119,848	33,175,125
Sabre Corp.	179,942	4,225,038
Visa Inc., Class A	270,951	48,462,296

		209,398,583

Leisure Products — 0.2%
Brunswick Corp./DE	36,868	2,147,192

Security	Shares	Value

Leisure Products (continued)
Hasbro Inc.	73,599	$7,161,919
Polaris Inc.	43,240	4,265,626

		13,574,737

Machinery — 2.4%
AGCO Corp.	14,325	1,098,584
Altra Industrial Motion Corp.	40,702	1,253,622
Barnes Group Inc.	16,406	958,931
Caterpillar Inc.	482,613	66,504,071
Cummins Inc.	124,990	21,558,275
Donaldson Co. Inc.	56,321	2,970,370
Dover Corp.	78,071	8,110,796
Franklin Electric Co. Inc.	13,305	716,474
Graco Inc.	62,591	2,829,113
Greenbrier Companies Inc. (The)	30,922	905,705
Hillenbrand Inc.	46,505	1,431,889
IDEX Corp.	24,649	3,833,659
Illinois Tool Works Inc.	204,960	34,552,157
Ingersoll-Rand PLC	112,679	14,297,838
ITT Inc.	22,456	1,335,009
Lincoln Electric Holdings Inc.	36,679	3,285,338
Nordson Corp.	14,466	2,268,413
Oshkosh Corp.	26,215	2,238,237
PACCAR Inc.	166,702	12,679,354
Pentair PLC	81,851	3,394,361
Snap-on Inc.	35,561	5,784,708
Stanley Black & Decker Inc.	77,582	11,740,484
Terex Corp.	26,451	728,725
Timken Co. (The)	46,469	2,276,981
Toro Co. (The)	35,541	2,741,277
Trinity Industries Inc.	118,510	2,344,128
Wabtec Corp.	32,123	2,228,373
Watts Water Technologies Inc., Class A	7,246	675,690
Xylem Inc./NY	59,630	4,573,025

		219,315,587

Media — 1.5%
Comcast Corp., Class A	2,235,168	100,180,230
Interpublic Group of Companies Inc. (The)	467,997	10,178,935
John Wiley & Sons Inc., Class A	36,197	1,667,596
Meredith Corp.	65,935	2,485,749
Nexstar Media Group Inc., Class A	21,001	2,043,187
Omnicom Group Inc.	189,964	14,663,321
Sinclair Broadcast Group Inc., Class A	32,350	1,288,824

		132,507,842

Metals & Mining — 0.3%
Kaiser Aluminum Corp.	11,045	1,182,699
Nucor Corp.	249,071	13,412,473
Reliance Steel & Aluminum Co.	39,263	4,556,078
Royal Gold Inc.	15,243	1,759,652
Steel Dynamics Inc.	183,546	5,572,457
Worthington Industries Inc.	25,084	923,342

		27,406,701

Multi-Utilities — 1.9%
Avista Corp.	58,072	2,789,198
Black Hills Corp.	38,992	3,073,739
CenterPoint Energy Inc.	516,673	15,019,684
CMS Energy Corp.	194,010	12,401,119
Consolidated Edison Inc.	293,984	27,111,205
DTE Energy Co.	146,476	18,649,324
MDU Resources Group Inc.	156,118	4,510,249

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
NiSource Inc.	280,525	$7,865,921
NorthWestern Corp.	42,970	3,116,185
Public Service Enterprise Group Inc.	419,033	26,528,979
Sempra Energy	202,150	29,212,697
WEC Energy Group Inc.	222,902	21,041,949

		171,320,249

Multiline Retail — 0.5%
Big Lots Inc.	53,947	1,169,031
Dillard’s Inc., Class A	3,256	224,599
Kohl’s Corp.	225,487	11,558,464
Target Corp.	338,363	36,174,388

		49,126,482

Oil, Gas & Consumable Fuels — 4.2%
Chevron Corp.	2,038,044	236,698,430
Marathon Petroleum Corp.	707,700	45,257,415
Phillips 66	400,021	46,730,453
Valero Energy Corp.	495,306	48,034,776

		376,721,074

Paper & Forest Products — 0.0%
Domtar Corp.	87,820	3,195,770

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	52,240	9,730,745
Inter Parfums Inc.	7,845	607,438
Nu Skin Enterprises Inc., Class A	51,001	2,273,625

		12,611,808

Pharmaceuticals — 8.1%
Bristol-Myers Squibb Co.	1,485,130	85,201,908
Johnson & Johnson	1,914,270	252,760,211
Merck & Co. Inc.	1,862,037	161,364,126
Perrigo Co. PLC	51,999	2,756,987
Pfizer Inc.	5,825,426	223,521,596
Zoetis Inc.	70,616	9,033,199

		734,638,027

Professional Services — 0.1%
Exponent Inc.	12,655	803,972
Insperity Inc.	12,115	1,279,708
ManpowerGroup Inc.	41,521	3,775,089
Robert Half International Inc.	70,207	4,020,755

		9,879,524

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	8,495	1,244,688
Kennedy-Wilson Holdings Inc.	125,311	2,883,406

		4,128,094

Road & Rail — 1.2%
CSX Corp.	284,031	19,958,859
JB Hunt Transport Services Inc.	21,456	2,522,367
Kansas City Southern	29,972	4,219,458
Landstar System Inc.	6,952	786,619
Ryder System Inc.	59,706	2,903,503
Union Pacific Corp.	447,455	74,035,904

		104,426,710

Semiconductors & Semiconductor Equipment — 3.3%
Analog Devices Inc.	188,941	20,146,779
Broadcom Inc.	383,770	112,387,045
KLA Corp.	88,030	14,880,591
Lam Research Corp.	76,708	20,790,936
Maxim Integrated Products Inc.	238,007	13,961,491

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Inc.	99,980	$9,427,114
MKS Instruments Inc.	12,760	1,380,887
NVIDIA Corp.	57,459	11,550,408
Power Integrations Inc.	5,958	542,833
Skyworks Solutions Inc.	99,734	9,081,778
Texas Instruments Inc.	612,630	72,284,214
Xilinx Inc.	97,871	8,880,815

		295,314,891

Software — 4.0%
Intuit Inc.	49,823	12,829,423
j2 Global Inc.	25,615	2,432,400
Microsoft Corp.	1,957,752	280,682,904
Oracle Corp.	1,128,059	61,467,935

		357,412,662

Specialty Retail — 3.3%
Best Buy Co. Inc.	186,229	13,376,829
Children’s Place Inc. (The)	10,537	863,086
Dick’s Sporting Goods Inc.	52,357	2,038,258
Foot Locker Inc.	113,039	4,918,327
Home Depot Inc. (The)	701,254	164,500,163
Lithia Motors Inc., Class A	5,308	835,904
Lowe’s Companies Inc.	413,728	46,176,182
Monro Inc.	10,334	724,517
Penske Automotive Group Inc.	32,323	1,574,776
Ross Stores Inc.	93,971	10,305,800
Signet Jewelers Ltd.	123,571	1,982,079
Tiffany & Co.	71,769	8,935,958
TJX Companies Inc. (The)	536,888	30,951,593
Tractor Supply Co.	44,567	4,234,756
Williams-Sonoma Inc.	60,453	4,037,656

		295,455,884

Technology Hardware, Storage & Peripherals — 3.5%
Apple Inc.	1,180,981	293,780,833
NetApp Inc.	229,390	12,818,313
Xerox Holdings Corp.(b)	171,391	5,815,297

		312,414,443

Textiles, Apparel & Luxury Goods — 0.6%
Carter’s Inc.	25,042	2,510,210
Columbia Sportswear Co.	8,013	724,776
Hanesbrands Inc.	373,008	5,673,452
NIKE Inc., Class B	347,677	31,134,475
Oxford Industries Inc.	8,583	591,025
VF Corp.	199,034	16,378,508

		57,012,446

Thrifts & Mortgage Finance — 0.1%
Northwest Bancshares Inc.	124,719	2,104,010
Provident Financial Services Inc.	60,426	1,507,629
Washington Federal Inc.	49,890	1,818,989
WSFS Financial Corp.	16,130	680,202

		6,110,830

Trading Companies & Distributors — 0.3%
Air Lease Corp.	32,812	1,443,072
Applied Industrial Technologies Inc.	22,913	1,371,114
Fastenal Co.	408,905	14,696,046
GATX Corp.	22,657	1,802,364
MSC Industrial Direct Co. Inc., Class A	49,829	3,647,981
WW Grainger Inc.	23,962	7,400,424

		30,361,001

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Water Utilities — 0.2%
American States Water Co.	13,242	$1,259,711
American Water Works Co. Inc.	80,852	9,966,626
Aqua America Inc.	128,119	5,807,634
California Water Service Group	18,979	1,062,255

		18,096,226

Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	11,323	364,148
Telephone & Data Systems Inc.	62,058	1,619,093

		1,983,241

Total Common Stocks — 99.8% (Cost: $7,965,159,419)		9,022,974,244

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(c)	10,239,000	10,239,000

Total Short-Term Investments — 0.1% (Cost: $10,239,000)		10,239,000

Total Investments in Securities — 99.9% (Cost: $7,975,398,419)		9,033,213,244

Other Assets, Less Liabilities — 0.1%		13,394,823

Net Assets — 100.0%		$9,046,608,067

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased	Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	10,714,798	—	(475,798	)(b)	10,239,000	$10,239,000	$177,660	$—		$—
BlackRock Inc.	75,336	28,652	(5,229)		98,759	45,597,030	563,201	287,096		(1,597,373)

						$55,836,030	$740,861	$287,096		$(1,597,373)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	153	12/20/19	$23,224	$506,664

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core Dividend Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$506,664

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$618,869

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$71,506

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,585,532

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,022,974,244	$—	$—	$9,022,974,244
Money Market Funds	10,239,000	—	—	10,239,000

	$9,033,213,244	$—	$—	$9,033,213,244

Derivative financial instruments(a)
Assets
Futures Contracts	$506,664	$—	$—	$506,664

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) October 31, 2019	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.6%
United Parcel Service Inc., Class B	1,072,856	$123,560,826

Banks — 8.6%
Bank of Hawaii Corp.	62,181	5,429,023
BB&T Corp.	1,301,548	69,047,121
Huntington Bancshares Inc./OH	1,973,817	27,890,034
U.S. Bancorp.	1,947,981	111,073,877
Wells Fargo & Co.	8,310,692	429,081,028

		642,521,083

Beverages — 7.5%
Coca-Cola Co. (The)	5,518,576	300,376,092
PepsiCo Inc.	1,932,000	265,012,440

		565,388,532

Biotechnology — 2.5%
Amgen Inc.	888,687	189,512,503

Capital Markets — 2.2%
BlackRock Inc.(a)	178,515	82,420,376
Cohen & Steers Inc.	29,631	1,939,053
Eaton Vance Corp., NVS	170,470	7,773,432
Evercore Inc., Class A	59,250	4,363,170
Franklin Resources Inc.	516,621	14,232,908
Janus Henderson Group PLC	530,628	12,273,426
Moelis & Co., Class A	141,383	5,044,545
T Rowe Price Group Inc.	294,716	34,128,113

		162,175,023

Communications Equipment — 3.7%
Cisco Systems Inc.	5,893,761	280,012,585

Distributors — 0.3%
Genuine Parts Co.	223,892	22,966,841

Diversified Telecommunication Services — 16.3%
AT&T Inc.	18,907,204	727,738,282
Cogent Communications Holdings Inc.	87,757	5,146,070
Verizon Communications Inc.	8,155,217	493,145,972

		1,226,030,324

Electric Utilities — 4.7%
ALLETE Inc.	69,593	5,989,174
Alliant Energy Corp.	322,158	17,183,908
American Electric Power Co. Inc.	709,816	66,999,532
Duke Energy Corp.	1,433,126	135,086,457
Entergy Corp.	301,436	36,618,445
Evergy Inc.	351,330	22,453,500
Hawaiian Electric Industries Inc.	157,026	7,089,724
Pinnacle West Capital Corp.	175,612	16,528,602
Portland General Electric Co.	123,332	7,015,124
Xcel Energy Inc.	648,920	41,212,909

		356,177,375

Electrical Equipment — 1.6%
Eaton Corp. PLC	671,817	58,521,979
Emerson Electric Co.	909,331	63,789,570

		122,311,549

Energy Equipment & Services — 2.1%
Core Laboratories NV	104,055	4,582,582
Halliburton Co.	1,545,262	29,746,294
Schlumberger Ltd.	3,652,580	119,402,840

		153,731,716

Security	Shares	Value

Food Products — 0.7%
General Mills Inc.	1,063,438	$54,086,457

Gas Utilities — 0.1%
National Fuel Gas Co.	149,941	6,793,827

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	793,116	34,016,745
Cracker Barrel Old Country Store Inc.	37,541	5,837,626
Las Vegas Sands Corp.	928,517	57,419,491

		97,273,862

Household Durables — 0.0%
MDC Holdings Inc.	75,440	2,920,282

Household Products — 5.8%
Kimberly-Clark Corp.	528,460	70,221,765
Procter & Gamble Co. (The)	2,936,258	365,593,483

		435,815,248

Industrial Conglomerates — 2.1%
3M Co.	971,974	160,365,990

Insurance — 0.4%
Fidelity National Financial Inc.	384,004	17,602,743
Old Republic International Corp.	499,959	11,169,084
ProAssurance Corp.	49,184	1,928,997

		30,700,824

IT Services — 0.5%
Paychex Inc.	480,611	40,198,304

Leisure Products — 0.2%
Hasbro Inc.	133,288	12,970,255

Machinery — 1.4%
Cummins Inc.	225,879	38,959,610
Illinois Tool Works Inc.	369,687	62,321,834

		101,281,444

Media — 0.4%
Omnicom Group Inc.	343,672	26,528,042

Multi-Utilities — 1.7%
DTE Energy Co.	263,803	33,587,398
MDU Resources Group Inc.	284,547	8,220,563
Public Service Enterprise Group Inc.	755,487	47,829,882
WEC Energy Group Inc.	401,540	37,905,376

		127,543,219

Oil, Gas & Consumable Fuels — 19.2%
Chevron Corp.	3,678,371	427,206,008
Exxon Mobil Corp.	10,071,066	680,501,930
HollyFrontier Corp.	201,654	11,078,871
ONEOK Inc.	976,457	68,185,992
Phillips 66	722,128	84,358,993
Valero Energy Corp.	894,129	86,712,630
Williams Companies Inc. (The)	3,631,500	81,018,765

		1,439,063,189

Pharmaceuticals — 12.0%
Johnson & Johnson	3,784,276	499,675,803
Pfizer Inc.	10,514,143	403,427,667

		903,103,470

Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings Inc.	230,410	5,301,734

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 2.1%
Maxim Integrated Products Inc.	430,915	$25,277,474
Texas Instruments Inc.	1,105,849	130,479,123

		155,756,597

Thrifts & Mortgage Finance — 0.0%
TFS Financial Corp.	161,110	3,102,979

Trading Companies & Distributors — 0.6%
Fastenal Co.	740,287	26,605,915
MSC Industrial Direct Co. Inc., Class A	91,151	6,673,164
Watsco Inc.	61,366	10,818,826

		44,097,905

Total Common Stocks — 99.7% (Cost: $7,083,971,289)		7,491,291,985

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(b)	15,928,000	15,928,000

Total Short-Term Investments — 0.2% (Cost: $15,928,000)		15,928,000

Total Investments in Securities — 99.9% (Cost: $7,099,899,289)		7,507,219,985

Other Assets, Less Liabilities — 0.1%		9,521,004

Net Assets — 100.0%		$7,516,740,989

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	15,347,182	580,818	(b)	—	15,928,000	$15,928,000	$164,358	$—	$—
BlackRock Inc.	—	181,002		(2,487)	178,515	82,420,376	—	(2,506)	3,094,571

						$98,348,376	$164,358	$(2,506)	$3,094,571

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	162	12/20/19	$24,590	$416,896

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core High Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$416,896

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,666,198

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(297,589)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$21,770,332

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,491,291,985	$—	$—	$7,491,291,985
Money Market Funds	15,928,000	—	—	15,928,000

	$7,507,219,985	$—	$—	$7,507,219,985

Derivative financial instruments(a)
Assets
Futures Contracts	$416,896	$—	$—	$416,896

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 15.4%
APA Group	2,406,248	$19,313,192
AusNet Services	2,826,384	3,602,389
Australia & New Zealand Banking Group Ltd.	2,975,480	54,815,854
Bendigo & Adelaide Bank Ltd.	3,667,826	26,912,007
Commonwealth Bank of Australia	2,970,698	160,990,479
CSR Ltd.	3,952,365	11,273,146
Fortescue Metals Group Ltd.	2,418,869	14,848,337
Harvey Norman Holdings Ltd.	4,144,089	11,677,238
National Australia Bank Ltd.	4,024,472	79,325,810
Perpetual Ltd.(a)	3,387,940	83,864,985
Suncorp Group Ltd.	2,415,181	22,379,981
Sydney Airport	2,712,312	16,406,726
Tabcorp Holdings Ltd.	2,299,562	7,604,560
Wesfarmers Ltd.	3,334,800	91,349,025
Westpac Banking Corp.	3,570,394	69,391,612

		673,755,341

Austria — 0.9%
Oesterreichische Post AG	1,036,332	38,154,085

Belgium — 1.2%
Proximus SADP	1,756,623	53,952,673

Canada — 4.7%
Bank of Nova Scotia (The)	817,886	47,006,588
Canadian Imperial Bank of Commerce	850,491	72,673,674
Emera Inc.	849,164	35,230,276
IGM Financial Inc.	1,135,975	32,125,530
Russel Metals Inc.	1,076,088	17,700,782

		204,736,850

Denmark — 0.8%
Danske Bank A/S	2,327,947	33,231,551

Finland — 5.3%
Elisa OYJ	646,192	35,303,671
Fortum OYJ	791,585	19,331,765
Nokian Renkaat OYJ	700,928	20,018,962
Nordea Bank Abp	13,111,603	96,122,450
Sampo OYJ, Class A	951,389	38,996,486
UPM-Kymmene OYJ	676,919	22,006,676

		231,780,010

France — 6.9%
BNP Paribas SA	1,456,759	76,077,204
Bouygues SA	1,123,302	47,622,076
Engie SA	1,228,280	20,548,118
Lagardere SCA	1,231,537	27,506,778
Natixis SA	1,334,501	6,120,608
Orange SA	1,135,559	18,293,849
Societe Generale SA	1,747,475	49,616,594
TOTAL SA	1,095,629	57,614,954

		303,400,181

Germany — 6.5%
Aareal Bank AG	2,815,161	94,598,968
Freenet AG	3,304,849	73,353,992
ProSiebenSat.1 Media SE	2,848,800	42,080,233
RTL Group SA	840,286	42,710,931
TUI AG	2,527,050	33,027,007

		285,771,131

Security	Shares	Value

Hong Kong — 1.9%
PCCW Ltd.	8,203,000	$4,877,194
VTech Holdings Ltd.	9,068,300	79,602,312

		84,479,506

Italy — 9.0%
Azimut Holding SpA	6,776,992	139,269,107
Banca Mediolanum SpA	6,048,771	51,860,799
Enel SpA	4,496,848	34,817,363
Eni SpA	5,159,144	78,106,232
Intesa Sanpaolo SpA	8,492,277	21,279,533
Italgas SpA	4,140,225	26,642,648
Snam SpA	5,071,254	26,025,638
UnipolSai Assicurazioni SpA	6,085,516	16,980,063

		394,981,383

Netherlands — 3.6%
ABN AMRO Bank NV, CVA(b)	2,572,191	47,894,731
Aegon NV	2,296,035	9,928,656
BE Semiconductor Industries NV	2,753,518	101,774,165

		159,597,552

New Zealand — 2.2%
SKYCITY Entertainment Group Ltd.	17,106,790	42,894,974
Spark New Zealand Ltd.	18,344,997	52,705,604

		95,600,578

Norway — 2.2%
Equinor ASA	937,549	17,369,961
Mowi ASA	1,104,443	26,969,908
Salmar ASA	1,155,229	53,916,223

		98,256,092

Portugal — 1.1%
EDP — Energias de Portugal SA	11,329,546	46,640,915

Spain — 4.2%
Enagas SA	2,330,601	57,697,025
Mapfre SA	2,714,213	7,570,283
Naturgy Energy Group SA	2,204,491	60,034,970
Red Electrica Corp. SA	2,079,561	41,877,145
Telefonica SA	2,131,992	16,352,587

		183,532,010

Sweden — 5.8%
Hennes & Mauritz AB, Class B	3,591,498	75,208,860
JM AB	3,143,713	80,597,149
Skandinaviska Enskilda Banken AB, Class A	3,210,292	30,829,040
Swedbank AB, Class A	4,069,631	57,046,559
Telia Co. AB	2,898,017	12,769,046

		256,450,654

Switzerland — 3.8%
Swiss Prime Site AG, Registered	131,128	13,501,500
Swiss Re AG	163,811	17,148,899
Swisscom AG, Registered	137,485	70,222,893
Zurich Insurance Group AG	165,840	64,789,785

		165,663,077

United Kingdom — 22.6%
Aviva PLC	4,459,743	23,960,793
Bovis Homes Group PLC	3,384,757	51,244,513
BP PLC	4,005,859	25,363,249
British American Tobacco PLC	4,595,945	160,691,971
BT Group PLC	4,793,952	12,698,299
Centamin PLC	3,056,890	4,590,489
Crest Nicholson Holdings PLC	5,770,852	29,003,684

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Galliford Try PLC(a)	6,506,521	$61,714,444
GlaxoSmithKline PLC	3,656,162	83,673,717
HSBC Holdings PLC	4,233,365	31,936,571
IG Group Holdings PLC	5,469,843	44,973,437
Legal & General Group PLC	3,896,506	13,295,954
Marks & Spencer Group PLC	3,551,267	8,340,536
National Grid PLC	3,785,545	44,150,110
Phoenix Group Holdings PLC	4,622,244	42,119,470
Royal Dutch Shell PLC, Class A	4,244,369	122,641,052
SSE PLC	5,590,538	92,850,338
Standard Life Aberdeen PLC	6,811,983	26,752,616
United Utilities Group PLC	3,260,857	36,718,493
Vodafone Group PLC	6,652,322	13,549,148
WPP PLC	4,729,485	58,947,357

		989,216,241

Total Common Stocks — 98.1% (Cost: $4,405,141,538)		4,299,199,830

Preferred Stocks

Germany — 0.5%
Schaeffler AG, Preference Shares, NVS	2,814,084	23,734,880

Total Preferred Stocks — 0.5% (Cost: $23,591,000)		23,734,880

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(c)	1,862,000	$1,862,000

Total Short-Term Investments — 0.1% (Cost: $ 1,862,000)		1,862,000

Total Investments in Securities — 98.7% (Cost: $ 4,430,594,538)		4,324,796,710

Other Assets, Less Liabilities — 1.3%		57,637,438

Net Assets — 100.0%		$4,382,434,148

(a)	Affiliate of the Fund.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold		Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,909,307	—		(7,909,307	)(b)	—	$—	$279,611	(c)	$7,243	$(2,345)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,573,349	288,651	(b)	—		1,862,000	1,862,000	35,448		—	—
Galliford Try PLC	6,404,916	355,256		(253,651)		6,506,521	61,714,444	—		(246,586)	16,046,010
Perpetual Ltd.	3,344,541	163,854		(120,455)		3,387,940	83,864,985	2,885,227		(320,264)	(13,652,977)

							$147,441,429	$3,200,286		$(559,607)	$2,390,688

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	115	12/19/19	$13,150	$(53,248)
Euro STOXX 50 Index	636	12/20/19	25,608	298,312
FTSE 100 Index	209	12/20/19	19,596	(171,705)

				$73,359

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® International Select Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$298,312

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$224,953

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,474,883

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(816,723)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$44,658,986

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,299,199,830	$—	$—	$4,299,199,830
Preferred Stocks	23,734,880	—	—	23,734,880
Money Market Funds	1,862,000	—	—	1,862,000

	$4,324,796,710	$—	$—	$4,324,796,710

Derivative financial instruments(a)
Assets
Futures Contracts	$298,312	$—	$—	$298,312
Liabilities
Futures Contracts	(224,953)	—	—	(224,953)

	$73,359	$—	$—	$73,359

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) October 31, 2019	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Lockheed Martin Corp.	522,701	$196,891,013

Automobiles — 4.0%
Ford Motor Co.	44,449,776	381,823,576
General Motors Co.	5,550,064	206,240,378
Harley-Davidson Inc.	3,345,259	130,164,028

		718,227,982

Banks — 6.9%
Bank of Hawaii Corp.	888,213	77,549,877
BB&T Corp.	3,501,511	185,755,159
FNB Corp.	7,060,291	85,147,109
Huntington Bancshares Inc./OH	15,440,859	218,179,338
KeyCorp.	12,685,949	227,966,504
PacWest Bancorp.	2,617,124	96,807,417
People’s United Financial Inc.	8,140,819	131,637,043
Trustmark Corp.	1,434,808	49,242,611
United Bankshares Inc./WV	2,218,497	87,719,371
Valley National Bancorp.	7,064,899	81,811,530

		1,241,815,959

Beverages — 1.3%
Coca-Cola Co. (The)	4,328,217	235,584,851

Capital Markets — 2.2%
Federated Investors Inc., Class B	2,011,897	64,259,990
Invesco Ltd.	8,750,655	147,186,017
Janus Henderson Group PLC	3,571,771	82,615,063
Lazard Ltd., Class A	2,812,705	104,998,278

		399,059,348

Chemicals — 3.4%
CF Industries Holdings Inc.	3,842,818	174,271,796
Huntsman Corp.	4,633,242	102,533,646
LyondellBasell Industries NV, Class A	2,921,053	262,018,454
Olin Corp.	3,747,054	68,720,970

		607,544,866

Containers & Packaging — 4.2%
International Paper Co.	5,291,893	231,149,886
Packaging Corp. of America	1,860,478	203,647,922
Sonoco Products Co.	2,094,216	120,836,263
Westrock Co.	5,285,637	197,524,255

		753,158,326

Distributors — 0.8%
Genuine Parts Co.	1,449,894	148,730,126

Diversified Consumer Services — 0.6%
H&R Block Inc.	4,457,402	111,390,476

Diversified Telecommunication Services — 5.7%
AT&T Inc.	12,258,395	471,825,624
CenturyLink Inc.	22,928,430	296,693,884
Verizon Communications Inc.	4,238,949	256,329,246

		1,024,848,754

Electric Utilities — 15.0%
Alliant Energy Corp.	3,749,894	200,019,346
American Electric Power Co. Inc.	2,265,562	213,846,397
Edison International	3,694,207	232,365,620
Entergy Corp.	2,360,878	286,799,459
Eversource Energy	2,474,069	207,178,538
Exelon Corp.	3,434,885	156,252,919

Security	Shares	Value
Electric Utilities (continued)
FirstEnergy Corp.	5,106,380	$246,740,282
IDACORP Inc.	1,061,724	114,262,737
NextEra Energy Inc.	791,599	188,669,706
OGE Energy Corp.	4,276,829	184,160,257
Pinnacle West Capital Corp.	1,891,016	177,982,426
PPL Corp.	8,835,471	295,899,924
Xcel Energy Inc.	2,988,085	189,773,278

		2,693,950,889

Electrical Equipment — 2.1%
Eaton Corp. PLC	2,451,705	213,568,022
Emerson Electric Co.	2,368,139	166,124,951

		379,692,973

Energy Equipment & Services — 0.5%
Helmerich & Payne Inc.	2,305,337	86,450,137

Entertainment — 0.4%
Cinemark Holdings Inc.	2,165,812	79,268,719

Food Products — 1.4%
General Mills Inc.	4,952,502	251,884,252

Gas Utilities — 0.5%
New Jersey Resources Corp.	1,857,511	80,987,480

Hotels, Restaurants & Leisure — 1.7%
Darden Restaurants Inc.	1,361,786	152,887,714
McDonald’s Corp.	772,925	152,034,348

		304,922,062

Household Durables — 2.7%
Garmin Ltd.	1,685,702	158,034,562
Leggett & Platt Inc.	2,778,475	142,535,768
Newell Brands Inc.	9,387,073	178,072,775

		478,643,105

Household Products — 1.3%
Kimberly-Clark Corp.	1,692,785	224,937,271

Insurance — 4.4%
Cincinnati Financial Corp.	1,696,854	192,100,841
Old Republic International Corp.	6,099,098	136,253,849
Principal Financial Group Inc.	4,489,502	239,649,617
Prudential Financial Inc.	2,435,954	222,012,848

		790,017,155

IT Services — 2.7%
International Business Machines Corp.	1,850,200	247,427,246
Western Union Co. (The)	9,217,602	230,993,106

		478,420,352

Machinery — 0.8%
Caterpillar Inc.	1,035,569	142,701,408

Media — 1.2%
Interpublic Group of Companies Inc. (The)	8,185,650	178,037,887
Meredith Corp.	846,428	31,910,336

		209,948,223

Multi-Utilities — 10.6%
Avista Corp.	1,400,515	67,266,735
Black Hills Corp.	1,123,025	88,528,061
CenterPoint Energy Inc.	7,066,325	205,418,068
CMS Energy Corp.	2,901,770	185,481,138
Dominion Energy Inc.	3,641,424	300,599,551
DTE Energy Co.	1,393,503	177,420,802

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	6,106,114	$171,215,437
NorthWestern Corp.	1,053,179	76,376,541
Public Service Enterprise Group Inc.	3,012,192	190,701,875
Sempra Energy	1,480,703	213,976,391
WEC Energy Group Inc.	2,254,172	212,793,837

		1,889,778,436

Multiline Retail — 2.9%
Kohl’s Corp.	2,876,583	147,453,645
Macy’s Inc.	6,699,715	101,567,679
Target Corp.	2,554,718	273,124,901

		522,146,225

Oil, Gas & Consumable Fuels — 7.5%
Chevron Corp.	1,796,311	208,623,560
Exxon Mobil Corp.	2,918,263	197,187,031
HollyFrontier Corp.	2,841,951	156,136,788
Occidental Petroleum Corp.	3,972,259	160,876,489
ONEOK Inc.	4,560,857	318,484,644
Valero Energy Corp.	3,024,636	293,329,199

		1,334,637,711

Paper & Forest Products — 0.3%
Domtar Corp.	1,335,963	48,615,694

Personal Products — 0.3%
Nu Skin Enterprises Inc., Class A	1,217,877	54,292,957

Pharmaceuticals — 1.9%
Merck & Co. Inc.	1,868,069	161,886,859
Pfizer Inc.	4,423,643	169,735,182

		331,622,041

Semiconductors & Semiconductor Equipment — 2.9%
Intel Corp.	2,504,739	141,592,896
QUALCOMM Inc.	4,725,167	380,092,433

		521,685,329

Specialty Retail — 0.8%
Gap Inc. (The)	4,313,223	70,133,006

Security	Shares	Value

Specialty Retail (continued)
L Brands Inc.	4,748,989	$80,922,773

		151,055,779

Technology Hardware, Storage & Peripherals — 3.1%
Seagate Technology PLC	5,539,067	321,432,058
Western Digital Corp.	4,606,194	237,909,920

		559,341,978

Thrifts & Mortgage Finance — 0.7%
New York Community Bancorp. Inc.	10,470,086	121,976,502

Tobacco — 3.1%
Altria Group Inc.	6,225,751	278,851,387
Philip Morris International Inc.	3,359,948	273,634,165

		552,485,552

Trading Companies & Distributors — 0.7%
Watsco Inc.	679,630	119,818,769

Total Common Stocks — 99.7% (Cost: $16,029,155,268)		17,846,532,700

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(b)	29,929,000	29,929,000

Total Short-Term Investments — 0.2% (Cost: $29,929,000)		29,929,000

Total Investments in Securities — 99.9% (Cost: $16,059,084,268)		17,876,461,700

Other Assets, Less Liabilities — 0.1%		24,278,064

Net Assets — 100.0%		$17,900,739,764

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	51,657,220	(21,728,220)	29,929,000	$29,929,000	$340,207	$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	320	12/20/19	$48,573	$939,711

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Select Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$939,711

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,689,115

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$195,188

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$33,232,688

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$17,846,532,700	$—	$—	$17,846,532,700
Money Market Funds	29,929,000	—	—	29,929,000

	$17,876,461,700	$—	$—	$17,876,461,700

Derivative financial instruments(a)
Assets
Futures Contracts	$939,711	$—	$—	$939,711

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
Boeing Co. (The)	313	$106,392
General Dynamics Corp.	117	20,686
Huntington Ingalls Industries Inc.	31	6,996
L3Harris Technologies Inc.	40	8,252
Lockheed Martin Corp.	87	32,771
Northrop Grumman Corp.	23	8,107
Raytheon Co.	54	11,459
Spirit AeroSystems Holdings Inc., Class A	109	8,918
Textron Inc.	262	12,076
United Technologies Corp.	180	25,844

		241,501

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	59	4,463
Expeditors International of Washington Inc.	73	5,325
FedEx Corp.	110	16,792
United Parcel Service Inc., Class B	278	32,017

		58,597

Airlines — 0.7%
American Airlines Group Inc.	393	11,814
Delta Air Lines Inc.	457	25,171
Southwest Airlines Co.	339	19,028
United Airlines Holdings Inc.(a)	149	13,535

		69,548

Auto Components — 0.2%
Aptiv PLC	66	5,910
Gentex Corp.	186	5,217
Lear Corp.	57	6,713

		17,840

Automobiles — 0.6%
Ford Motor Co.	2,389	20,522
General Motors Co.	821	30,508
Harley-Davidson Inc.	157	6,109

		57,139

Banks — 12.4%
Bank of America Corp.	7,508	234,775
BB&T Corp.	483	25,623
CIT Group Inc.	285	12,224
Citigroup Inc.	2,807	201,711
Citizens Financial Group Inc.	402	14,134
Comerica Inc.	211	13,804
Fifth Third Bancorp.	864	25,125
Huntington Bancshares Inc./OH	676	9,552
JPMorgan Chase & Co.	2,422	302,556
KeyCorp.	843	15,149
M&T Bank Corp.	139	21,758
PacWest Bancorp.	154	5,696
PNC Financial Services Group Inc. (The)	312	45,770
Regions Financial Corp.	1,354	21,799
SunTrust Banks Inc.	347	23,714
U.S. Bancorp.	795	45,331
Wells Fargo & Co.	4,298	221,906
Zions Bancorp. N.A	185	8,967

		1,249,594

Beverages — 1.5%
Coca-Cola Co. (The)	1,173	63,846
Constellation Brands Inc., Class A	69	13,133
Monster Beverage Corp.(a)	142	7,970

Security	Shares	Value
Beverages (continued)
PepsiCo Inc.	515	$70,643

		155,592

Biotechnology — 4.8%
AbbVie Inc.	2,232	177,556
Amgen Inc.	783	166,975
Biogen Inc.(a)	155	46,300
Celgene Corp.(a)	435	46,993
Gilead Sciences Inc.	689	43,896

		481,720

Building Products — 0.3%
Fortune Brands Home & Security Inc.	122	7,326
Johnson Controls International PLC	345	14,949
Masco Corp.	149	6,891

		29,166

Capital Markets — 3.2%
Ameriprise Financial Inc.	133	20,068
Bank of New York Mellon Corp. (The)	736	34,408
BlackRock Inc.(b)	73	33,704
Charles Schwab Corp. (The)	168	6,839
CME Group Inc.	48	9,876
E*TRADE Financial Corp.	200	8,358
Franklin Resources Inc.	323	8,899
Goldman Sachs Group Inc. (The)	222	47,370
Intercontinental Exchange Inc.	205	19,336
Invesco Ltd.	295	4,962
Moody’s Corp.	29	6,400
Morgan Stanley	1,243	57,240
MSCI Inc.	38	8,913
Nasdaq Inc.	32	3,193
Northern Trust Corp.	129	12,859
S&P Global Inc.	76	19,607
State Street Corp.	144	9,514
T Rowe Price Group Inc.	113	13,086
TD Ameritrade Holding Corp.	93	3,569

		328,201

Chemicals — 1.6%
Air Products & Chemicals Inc.	43	9,170
Albemarle Corp.	37	2,247
Celanese Corp.	33	3,998
Chemours Co. (The)	282	4,628
DuPont de Nemours Inc.	791	52,135
Eastman Chemical Co.	96	7,300
Ecolab Inc.	38	7,299
Linde PLC	123	24,397
LyondellBasell Industries NV, Class A	257	23,053
PPG Industries Inc.	155	19,394
Sherwin-Williams Co. (The)	11	6,295

		159,916

Commercial Services & Supplies — 0.3%
Cintas Corp.	21	5,642
Republic Services Inc.	88	7,701
Waste Management Inc.	136	15,261

		28,604

Communications Equipment — 2.4%
Cisco Systems Inc.	4,836	229,758
F5 Networks Inc.(a)	36	5,187
Juniper Networks Inc.	313	7,769

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Motorola Solutions Inc.	27	$4,491

		247,205

Consumer Finance — 1.1%
Ally Financial Inc.	305	9,342
American Express Co.	263	30,845
Capital One Financial Corp.	221	20,608
Discover Financial Services	294	23,596
Navient Corp.	199	2,740
Synchrony Financial	677	23,946

		111,077

Containers & Packaging — 0.3%
Ball Corp.	93	6,507
International Paper Co.	322	14,065
Sealed Air Corp.	215	8,980
Westrock Co.	121	4,522

		34,074

Distributors — 0.0%
Genuine Parts Co.	42	4,308

Diversified Financial Services — 0.3%
AXA Equitable Holdings Inc.	215	4,644
Berkshire Hathaway Inc., Class B(a)	52	11,054
Voya Financial Inc.	205	11,062

		26,760

Diversified Telecommunication Services — 2.4%
AT&T Inc.	3,633	139,834
CenturyLink Inc.	890	11,517
Verizon Communications Inc.	1,556	94,091

		245,442

Electric Utilities — 1.1%
American Electric Power Co. Inc.	133	12,554
Avangrid Inc.	18	901
Duke Energy Corp.	179	16,872
Edison International	112	7,045
Evergy Inc.	67	4,282
Eversource Energy	77	6,448
Exelon Corp.	269	12,237
NextEra Energy Inc.	83	19,782
PPL Corp.	205	6,865
Southern Co. (The)	257	16,104
Xcel Energy Inc.	120	7,621

		110,711

Electrical Equipment — 0.6%
Eaton Corp. PLC	240	20,906
Emerson Electric Co.	336	23,571
Rockwell Automation Inc.	97	16,683

		61,160

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	109	10,936
Avnet Inc.	110	4,352
CDW Corp./DE	53	6,779
Corning Inc.	908	26,904
Jabil Inc.	149	5,486
TE Connectivity Ltd.	162	14,499

		68,956

Energy Equipment & Services — 0.4%
Baker Hughes Co.	157	3,360
Halliburton Co.	296	5,698

Security	Shares	Value

Energy Equipment & Services (continued)
Schlumberger Ltd.	799	$26,119

		35,177

Entertainment — 0.7%
Electronic Arts Inc.(a)	87	8,387
Walt Disney Co. (The)	446	57,944

		66,331

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	72	15,702
AvalonBay Communities Inc.	37	8,053
Boston Properties Inc.	42	5,762
Colony Capital Inc.	903	5,057
Digital Realty Trust Inc.	49	6,225
Equity Residential	91	8,068
Essex Property Trust Inc.	16	5,234
Healthpeak Properties Inc.	162	6,094
Host Hotels & Resorts Inc.	322	5,278
Macerich Co. (The)	88	2,420
Park Hotels & Resorts Inc.	150	3,488
Prologis Inc.	144	12,637
Public Storage	45	10,029
SBA Communications Corp.	22	5,294
Simon Property Group Inc.	167	25,164
SL Green Realty Corp.	142	11,871
Ventas Inc.	155	10,090
VEREIT Inc.	543	5,343
Vornado Realty Trust	67	4,397
Weyerhaeuser Co.	341	9,961
WP Carey Inc.	75	6,905

		173,072

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	45	13,370
Kroger Co. (The)	634	15,622
Sysco Corp.	196	15,655
Walgreens Boots Alliance Inc.	983	53,849
Walmart Inc.	352	41,275

		139,771

Food Products — 0.8%
Archer-Daniels-Midland Co.	178	7,483
Campbell Soup Co.	60	2,779
Conagra Brands Inc.	215	5,816
Hershey Co. (The)	45	6,609
Hormel Foods Corp.	53	2,167
Kellogg Co.	109	6,925
Kraft Heinz Co. (The)	366	11,833
Mondelez International Inc., Class A	639	33,515
Tyson Foods Inc., Class A	96	7,948

		85,075

Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	269	22,491
Baxter International Inc.	233	17,871
Becton Dickinson and Co.	30	7,680
Medtronic PLC	282	30,710
Stryker Corp.	38	8,218

		86,970

Health Care Providers & Services — 2.1%
AmerisourceBergen Corp.	79	6,745
Anthem Inc.	103	27,715
Cardinal Health Inc.	231	11,423

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Cigna Corp.(a)	72	$12,849
CVS Health Corp.	381	25,295
DaVita Inc.(a)	82	4,805
HCA Healthcare Inc.	123	16,426
Humana Inc.	57	16,769
McKesson Corp.	119	15,827
Quest Diagnostics Inc.	50	5,063
UnitedHealth Group Inc.	282	71,261

		214,178

Hotels, Restaurants & Leisure — 3.0%
Carnival Corp.	365	15,655
Darden Restaurants Inc.	38	4,266
Domino’s Pizza Inc.	39	10,593
Hilton Worldwide Holdings Inc.	210	20,361
Hyatt Hotels Corp., Class A	124	9,268
Las Vegas Sands Corp.	224	13,852
Marriott International Inc./MD, Class A	216	27,335
McDonald’s Corp.	397	78,090
Royal Caribbean Cruises Ltd.	39	4,244
Six Flags Entertainment Corp.	46	1,941
Starbucks Corp.	1,016	85,913
Wyndham Destinations Inc.	102	4,734
Yum! Brands Inc.	217	22,071

		298,323

Household Durables — 0.4%
Newell Brands Inc.	183	3,472
NVR Inc.(a)	2	7,273
PulteGroup Inc.	142	5,572
Toll Brothers Inc.	112	4,454
Whirlpool Corp.	98	14,908

		35,679

Household Products — 1.8%
Clorox Co. (The)	47	6,941
Colgate-Palmolive Co.	364	24,970
Kimberly-Clark Corp.	153	20,331
Procter & Gamble Co. (The)	1,019	126,876

		179,118

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy Inc.	239	9,589

Industrial Conglomerates — 1.3%
3M Co.	380	62,696
General Electric Co.	1,219	12,166
Honeywell International Inc.	317	54,755

		129,617

Insurance — 2.8%
Aflac Inc.	379	20,148
Allstate Corp. (The)	222	23,625
American International Group Inc.	381	20,178
Aon PLC	109	21,054
Assured Guaranty Ltd.	110	5,161
Chubb Ltd.	140	21,339
Hartford Financial Services Group Inc. (The)	126	7,192
Lincoln National Corp.	162	9,150
Loews Corp.	291	14,259
Marsh & McLennan Companies Inc.	138	14,300
MetLife Inc.	978	45,761
Principal Financial Group Inc.	165	8,808
Progressive Corp. (The)	205	14,288

Security	Shares	Value

Insurance (continued)
Prudential Financial Inc.	329	$29,985
Travelers Companies Inc. (The)	142	18,610
Unum Group	191	5,260
Willis Towers Watson PLC	40	7,476

		286,594

Interactive Media & Services — 1.5%
Alphabet Inc., Class A(a)	27	33,988
Alphabet Inc., Class C, NVS(a)	27	34,023
Facebook Inc., Class A(a)	460	88,159

		156,170

Internet & Direct Marketing Retail — 1.0%
Booking Holdings Inc.(a)	26	53,268
eBay Inc.	1,024	36,096
Expedia Group Inc.	61	8,336
Qurate Retail Inc., Series A(a)	834	7,957

		105,657

IT Services — 3.9%
Accenture PLC, Class A	193	35,786
Akamai Technologies Inc.(a)	59	5,103
Alliance Data Systems Corp.	10	1,000
Automatic Data Processing Inc.	140	22,712
Cognizant Technology Solutions Corp., Class A	282	17,185
DXC Technology Co.	110	3,044
Fidelity National Information Services Inc.	130	17,129
Fiserv Inc.(a)	112	11,888
FleetCor Technologies Inc.(a)	25	7,355
International Business Machines Corp.	644	86,122
Leidos Holdings Inc.	60	5,174
Mastercard Inc., Class A	196	54,255
Paychex Inc.	96	8,029
PayPal Holdings Inc.(a)	221	23,006
VeriSign Inc.(a)	27	5,131
Visa Inc., Class A	488	87,284
Western Union Co. (The)	322	8,069

		398,272

Leisure Products — 0.0%
Hasbro Inc.	43	4,184

Life Sciences Tools & Services — 0.2%
IQVIA Holdings Inc.(a)	74	10,687
Waters Corp.(a)	48	10,158

		20,845

Machinery — 1.5%
Allison Transmission Holdings Inc.	140	6,105
Caterpillar Inc.	301	41,478
Cummins Inc.	86	14,833
Deere & Co.	95	16,543
Dover Corp.	26	2,701
Illinois Tool Works Inc.	160	26,973
Ingersoll-Rand PLC	109	13,831
PACCAR Inc.	80	6,085
Parker-Hannifin Corp.	55	10,092
Stanley Black & Decker Inc.	46	6,961
Terex Corp.	152	4,188

		149,790

Media — 1.3%
CBS Corp., Class B, NVS	170	6,127
Charter Communications Inc., Class A(a)	123	57,547
Comcast Corp., Class A	735	32,942

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Interpublic Group of Companies Inc. (The)	224	$4,872
Liberty Media Corp. -Liberty SiriusXM, Class A(a)	101	4,536
Liberty Media Corp. -Liberty SiriusXM, Class C, NVS(a)	189	8,541
Omnicom Group Inc.	131	10,112
Sirius XM Holdings Inc.	760	5,107

		129,784

Metals & Mining — 0.2%
Newmont Goldcorp Corp.	112	4,450
Nucor Corp.	185	9,962
Southern Copper Corp.	37	1,316
Steel Dynamics Inc.	171	5,192

		20,920

Mortgage Real Estate Investment — 0.1%
Starwood Property Trust Inc.	211	5,191

Multi-Utilities — 0.3%
Dominion Energy Inc.	100	8,255
DTE Energy Co.	49	6,239
Public Service Enterprise Group Inc.	142	8,990
WEC Energy Group Inc.	85	8,024

		31,508

Multiline Retail — 0.5%
Dollar General Corp.	74	11,865
Kohl’s Corp.	94	4,819
Nordstrom Inc.	129	4,631
Target Corp.	278	29,721

		51,036

Oil, Gas & Consumable Fuels — 4.8%
Apache Corp.	148	3,206
Cabot Oil & Gas Corp.	359	6,692
Chevron Corp.	666	77,349
ConocoPhillips	735	40,572
Devon Energy Corp.	711	14,419
EOG Resources Inc.	71	4,921
Exxon Mobil Corp.	1,954	132,032
Hess Corp.	160	10,520
Kinder Morgan Inc./DE	810	16,184
Marathon Oil Corp.	389	4,485
Marathon Petroleum Corp.	771	49,306
Occidental Petroleum Corp.	723	29,282
ONEOK Inc.	75	5,237
Phillips 66	332	38,784
Valero Energy Corp.	378	36,658
Williams Companies Inc. (The)	652	14,546

		484,193

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	70	13,039
Herbalife Nutrition Ltd.(a)	150	6,700

		19,739

Pharmaceuticals — 5.5%
Allergan PLC	163	28,706
Bristol-Myers Squibb Co.	584	33,504
Eli Lilly & Co	445	50,708
Johnson & Johnson	1,038	137,057
Merck & Co. Inc.	1,394	120,804
Pfizer Inc.	4,627	177,538
Zoetis Inc.	74	9,466

		557,783

Security	Shares	Value

Professional Services — 0.1%
IHS Markit Ltd.(a)	44	$3,081
ManpowerGroup Inc.	54	4,910
Nielsen Holdings PLC	225	4,536

		12,527

Road & Rail — 1.8%
CSX Corp.	582	40,897
Norfolk Southern Corp.	160	29,120
Union Pacific Corp.	693	114,664

		184,681

Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices Inc.	87	9,277
Applied Materials Inc.	873	47,369
Broadcom Inc.	209	61,206
Intel Corp.	2,619	148,052
KLA Corp.	57	9,635
Lam Research Corp.	156	42,282
Maxim Integrated Products Inc.	156	9,151
NVIDIA Corp.	40	8,041
QUALCOMM Inc.	1,762	141,735
Skyworks Solutions Inc.	121	11,018
Teradyne Inc.	116	7,102
Texas Instruments Inc.	495	58,405
Xilinx Inc.	60	5,444

		558,717

Software — 5.0%
Adobe Inc.(a)	66	18,343
CDK Global Inc.	140	7,076
Citrix Systems Inc.	114	12,410
Intuit Inc.	29	7,467
Microsoft Corp.	1,865	267,385
Oracle Corp.	3,444	187,664
VMware Inc., Class A	26	4,115

		504,460

Specialty Retail — 2.8%
AutoZone Inc.(a)	13	14,877
Best Buy Co. Inc.	178	12,786
CarMax Inc.(a)	75	6,988
Foot Locker Inc.	107	4,655
Gap Inc. (The)	192	3,122
Home Depot Inc. (The)	555	130,192
L Brands Inc.	280	4,771
Lowe’s Companies Inc.	364	40,626
O’Reilly Automotive Inc.(a)	37	16,114
Ross Stores Inc.	75	8,225
Tiffany & Co.	58	7,222
TJX Companies Inc. (The)	477	27,499
Ulta Salon Cosmetics & Fragrance Inc.(a)	21	4,896

		281,973

Technology Hardware, Storage & Peripherals — 6.4%
Apple Inc.	2,178	541,799
Dell Technologies Inc., Class C(a)	56	2,962
Hewlett Packard Enterprise Co.	2,360	38,728
HP Inc.	1,733	30,102
NetApp Inc.	150	8,382
Seagate Technology PLC	166	9,633
Western Digital Corp.	203	10,485
Xerox Holdings Corp.(a)	60	2,036

		644,127

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
NIKE Inc., Class B	650	$58,208
VF Corp.	39	3,209

		61,417

Tobacco — 1.4%
Altria Group Inc.	1,635	73,232
Philip Morris International Inc.	889	72,400

		145,632

Trading Companies & Distributors — 0.2%
Fastenal Co.	145	5,211
HD Supply Holdings Inc.(a)	31	1,226
United Rentals Inc.(a)	46	6,144
WW Grainger Inc.	19	5,868

		18,449

Total Common Stocks — 99.7% (Cost: $9,417,972)		10,073,660

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(b)(c)	24,000	$24,000

Total Short-Term Investments — 0.2% (Cost: $24,000)		24,000

Total Investments in Securities — 99.9% (Cost: $9,441,972)		10,097,660

Other Assets, Less Liabilities — 0.1%		10,173

Net Assets — 100.0%		$10,107,833

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$—	$(3)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,909	7,091	(b)	—	24,000	24,000	169	—	—
BlackRock Inc.	52	29		(8)	73	33,704	406	(735)	(565)

						$57,704	$575	$(738)	$(565)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$10,073,660	$—	$—	$10,073,660
Money Market Funds	24,000	—	—	24,000

	$10,097,660	$—	$—	$10,097,660

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Statements of Assets and Liabilities  (unaudited)

October 31, 2019

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$8,977,377,214	$7,408,871,609	$4,177,355,281	$17,846,532,700
Affiliated(b)	55,836,030	98,348,376	147,441,429	29,929,000
Cash	172	775	544	400
Foreign currency, at value(c)	—	—	11,128,786	—
Cash pledged:
Futures contracts	853,400	477,600	—	2,036,200
Foreign currency collateral pledged:
Futures contracts(d)	—	—	2,998,431	—
Receivables:
Investments sold	1,180,658	12,427,892	38,025,021	—
Capital shares sold	46,841	—	—	1,322,860
Dividends	12,862,251	19,615,691	6,681,857	26,905,707
Tax reclaims	—	—	6,934,417	—

Total assets	9,048,156,566	7,539,741,943	4,390,565,766	17,906,726,867

LIABILITIES
Payables:
Investments purchased	—	22,498,987	6,013,426	—
Variation margin on futures contracts	71,368	1,760	277,780	192,000
Capital shares redeemed	878,905	—	—	38,922
Investment advisory fees	598,226	500,207	1,796,786	5,756,181
Professional fees	—	—	43,626	—

Total liabilities	1,548,499	23,000,954	8,131,618	5,987,103

NET ASSETS	$9,046,608,067	$7,516,740,989	$4,382,434,148	$17,900,739,764

NET ASSETS CONSIST OF:
Paid-in capital	$7,944,378,499	$7,158,016,637	$4,966,017,776	$16,519,451,985
Accumulated earnings (loss)	1,102,229,568	358,724,352	(583,583,628)	1,381,287,779

NET ASSETS	$9,046,608,067	$7,516,740,989	$4,382,434,148	$17,900,739,764

Shares outstanding	226,800,000	79,350,000	137,600,000	175,450,000

Net asset value	$39.89	$94.73	$31.85	$102.03

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$7,922,431,688	$7,004,645,484	$4,254,246,684	$16,029,155,268
(b) Investments, at cost — Affiliated	$52,966,731	$95,253,805	$176,347,854	$29,929,000
(c) Foreign currency, at cost	$—	$—	$11,006,320	$—
(d) Foreign currency collateral pledged, at cost	$—	$—	$2,963,116	$—

See notes to financial statements.

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2019

iShares U.S. Dividend and Buyback ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$10,039,956
Affiliated(b)	57,704
Cash	706
Receivables:
Dividends	11,558

Total assets	10,109,924

LIABILITIES
Payables:
Investment advisory fees	2,091

Total liabilities	2,091

NET ASSETS	$10,107,833

NET ASSETS CONSIST OF:
Paid-in capital	$9,651,910
Accumulated earnings	455,923

NET ASSETS	$10,107,833

Shares outstanding	350,000

Net asset value	$28.88

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$9,383,537
(b) Investments, at cost — Affiliated	$58,435

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$104,623,516	$129,793,653	$139,315,623	$356,461,653
Dividends — Affiliated	740,861	164,358	2,920,675	340,207
Interest — Unaffiliated	9,941	10,622	—	25,100
Securities lending income — Affiliated — net	—	—	279,611	—
Other income — Unaffiliated	—	—	94,208	—
Foreign taxes withheld	—	(17,269)	(12,516,729)	—

Total investment income	105,374,318	129,951,364	130,093,388	356,826,960

EXPENSES
Investment advisory fees	3,194,695	2,934,597	10,586,078	33,673,852

Total expenses	3,194,695	2,934,597	10,586,078	33,673,852

Net investment income	102,179,623	127,016,767	119,507,310	323,153,108

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(26,972,912)	(85,456,976)	(29,986,126)	(48,399,672)
Investments — Affiliated	(87,083)	(5,780)	(419,351)	—
In-kind redemptions — Unaffiliated	207,616,507	383,999,379	8,929,352	196,225,423
In-kind redemptions — Affiliated	374,179	3,274	(140,256)	—
Futures contracts	618,869	1,666,198	2,474,883	3,689,115
Foreign currency transactions	—	—	(1,144,947)	—

Net realized gain (loss)	181,549,560	300,206,095	(20,286,445)	151,514,866

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	224,613,139	(347,110,221)	69,409,363	3,750,972
Investments — Affiliated	(1,597,373)	3,094,571	2,390,688	—
Futures contracts	71,506	(297,589)	(816,723)	195,188
Foreign currency translations	—	—	509,181	—

Net change in unrealized appreciation (depreciation)	223,087,272	(344,313,239)	71,492,509	3,946,160

Net realized and unrealized gain (loss)	404,636,832	(44,107,144)	51,206,064	155,461,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$506,816,455	$82,909,623	$170,713,374	$478,614,134

See notes to financial statements.

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended October 31, 2019

iShares U.S. Dividend and Buyback ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$110,476
Dividends — Affiliated	575

Total investment income	111,051

EXPENSES
Investment advisory fees	10,792

Total expenses	10,792

Net investment income	100,259

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(49,546)
Investments — Affiliated	(738)

Net realized loss	(50,284)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	360,371
Investments — Affiliated	(565)

Net change in unrealized appreciation (depreciation)	359,806

Net realized and unrealized gain	309,522

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$409,781

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets

	iShares Core Dividend Growth ETF		iShares Core High Dividend ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$102,179,623	$123,676,531	$127,016,767	$219,293,629
Net realized gain	181,549,560	6,185,796	300,206,095	60,650,147
Net change in unrealized appreciation (depreciation)	223,087,272	642,201,105	(344,313,239)	714,831,053

Net increase in net assets resulting from operations	506,816,455	772,063,432	82,909,623	994,774,829

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(99,901,445)	(115,690,628)	(124,932,671)	(221,134,388)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,554,883,820	3,085,026,860	383,023,098	394,356,197

NET ASSETS
Total increase in net assets	1,961,798,830	3,741,399,664	341,000,050	1,167,996,638
Beginning of period	7,084,809,237	3,343,409,573	7,175,740,939	6,007,744,301

End of period	$9,046,608,067	$7,084,809,237	$7,516,740,989	$7,175,740,939

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares International Select Dividend ETF		iShares Select Dividend ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$119,507,310	$235,852,753	$323,153,108	$579,530,289
Net realized gain (loss)	(20,286,445)	141,415,226	151,514,866	1,347,254,208
Net change in unrealized appreciation (depreciation)	71,492,509	(495,494,588)	3,946,160	(498,207,289)

Net increase (decrease) in net assets resulting from operations	170,713,374	(118,226,609)	478,614,134	1,428,577,208

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(139,484,740)	(240,991,616)	(321,008,405)	(573,979,340)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(26,212,633)	(186,155,816)	157,438,616	17,065,477

NET ASSETS
Total increase (decrease) in net assets	5,016,001	(545,374,041)	315,044,345	871,663,345
Beginning of period	4,377,418,147	4,922,792,188	17,585,695,419	16,714,032,074

End of period	$4,382,434,148	$4,377,418,147	$17,900,739,764	$17,585,695,419

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets  (continued)

	iShares U.S. Dividend and Buyback ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$100,259	$177,567
Net realized gain (loss)	(50,284)	120,170
Net change in unrealized appreciation (depreciation)	359,806	451,955

Net increase in net assets resulting from operations	409,781	749,692

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(91,268)	(187,644)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,400,375	236,376

NET ASSETS
Total increase in net assets	1,718,888	798,424
Beginning of period	8,388,945	7,590,521

End of period	$10,107,833	$8,388,945

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Dividend Growth ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Period From 06/10/14 to 04/30/15	(a)

Net asset value, beginning of period	$38.13		$33.86	$30.75	$26.72	$26.35	$24.96

Net investment income(b)	0.49		0.91	0.78	0.71	0.67	0.53
Net realized and unrealized gain(c)	1.75		4.20	3.07	3.98	0.34	1.29

Net increase from investment operations	2.24		5.11	3.85	4.69	1.01	1.82

Distributions(d)
From net investment income		(0.48)	(0.84)	(0.74)	(0.66)	(0.64)	(0.43)

Total distributions		(0.48)	(0.84)	(0.74)	(0.66)	(0.64)	(0.43)

Net asset value, end of period	$39.89		$38.13	$33.86	$30.75	$26.72	$26.35

Total Return
Based on net asset value	5.93	%(e)	15.30%	12.59%	17.78%	3.95%	7.31	%(e)

Ratios to Average Net Assets
Total expenses	0.08	%(f)	0.08%	0.08%	0.09%	0.12%	0.12	%(f)

Total expenses after fees waived	0.08	%(f)	0.08%	0.08%	0.09%	0.10%	0.05	%(f)

Net investment income	2.56	%(f)	2.55%	2.32%	2.46%	2.62%	2.31	%(f)

Supplemental Data
Net assets, end of period (000)	$9,046,608		$7,084,809	$3,343,410	$1,429,997	$476,955	$168,627

Portfolio turnover rate(g)	7	%(e)	26%	24%	27%	45%	47	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$95.42		$84.44	$83.27	$78.83	$77.18	$73.80

Net investment income(a)	1.63		3.09	2.99	2.85	2.70	2.71
Net realized and unrealized gain (loss)(b)		(0.71)	11.01	1.20	4.34	1.79	3.27

Net increase from investment operations	0.92		14.10	4.19	7.19	4.49	5.98

Distributions(c)
From net investment income		(1.61)	(3.12)	(3.02)	(2.75)	(2.84)	(2.60)

Total distributions		(1.61)	(3.12)	(3.02)	(2.75)	(2.84)	(2.60)

Net asset value, end of period	$94.73		$95.42	$84.44	$83.27	$78.83	$77.18

Total Return
Based on net asset value	0.99	%(d)	17.05%	5.03%	9.22%	6.12%	8.21%

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.08%	0.08%	0.10%	0.12%	0.14%

Net investment income	3.46	%(e)	3.48%	3.47%	3.49%	3.63%	3.57%

Supplemental Data
Net assets, end of period (000)	$7,516,741		$7,175,741	$6,007,744	$6,632,679	$5,076,953	$4,858,218

Portfolio turnover rate(f)	38	%(d)	57%	46%	49%	74%	63%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Select Dividend ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17		Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$31.59		$34.11	$31.78	$29.85		$35.09	$39.73

Net investment income(a)	0.86		1.71	1.43	1.42	(b)	1.51	1.61
Net realized and unrealized gain (loss)(c)	0.40		(2.48)	2.41	1.88		(5.18)	(4.40)

Net increase (decrease) from investment operations	1.26		(0.77)	3.84	3.30		(3.67)	(2.79)

Distributions(d)
From net investment income		(1.00)	(1.75)	(1.51)	(1.37)		(1.57)	(1.74)
From net realized gain	—		—	—	—		—	(0.11)

Total distributions		(1.00)	(1.75)	(1.51)	(1.37)		(1.57)	(1.85)

Net asset value, end of period	$31.85		$31.59	$34.11	$31.78		$29.85	$35.09

Total Return
Based on net asset value	4.20	%(e)	(2.13)%	12.35%	11.47	%(b)	(10.37)%	(7.20)%

Ratios to Average Net Assets
Total expenses	0.49	%(f)	0.49%	0.49%	0.50%		0.50%	0.50%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.49%	N/A	0.50%		N/A	N/A

Net investment income	5.58	%(f)	5.39%	4.27%	4.75	%(b)	4.97%	4.42%

Supplemental Data
Net assets, end of period (000)	$4,382,434		$4,377,418	$4,922,792	$4,010,716		$2,737,391	$4,612,557

Portfolio turnover rate(g)	3	%(e)	35%	24%	29%		27%	53%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases:

• Net investment income per share by $0.04.

• Total return by 0.10%.

• Ratio of net investment income to average net assets by 0.13%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Select Dividend ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$101.13		$96.31	$91.51	$82.05	$78.32	$74.82

Net investment income(a)	1.85		3.31	3.08	2.82	2.57	2.43
Net realized and unrealized gain(b)	0.89		4.80	4.76	9.41	3.78	3.47

Net increase from investment operations	2.74		8.11	7.84	12.23	6.35	5.90

Distributions(c)
From net investment income		(1.84)	(3.29)	(3.04)	(2.77)	(2.62)	(2.40)

Total distributions		(1.84)	(3.29)	(3.04)	(2.77)	(2.62)	(2.40)

Net asset value, end of period	$102.03		$101.13	$96.31	$91.51	$82.05	$78.32

Total Return
Based on net asset value	2.77	%(d)	8.63%	8.65%	15.12%	8.42%	7.97%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	3.71	%(e)	3.40%	3.24%	3.23%	3.36%	3.16%

Supplemental Data
Net assets, end of period (000)	$17,900,740		$17,585,695	$16,714,032	$17,200,059	$14,645,360	$14,853,105

Portfolio turnover rate(f)	2	%(d)	21%	28%	19%	21%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Dividend and Buyback ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Period From 11/07/17(a) to 04/30/18

Net asset value, beginning of period	$27.96		$25.30	$24.99

Net investment income(b)	0.32		0.61	0.26
Net realized and unrealized gain(c)	0.90		2.67	0.28

Net increase from investment operations	1.22		3.28	0.54

Distributions(d)
From net investment income		(0.30)	(0.58)	(0.23)
From net realized gain	—		(0.04)	—

Total distributions		(0.30)	(0.62)	(0.23)

Net asset value, end of period	$28.88		$27.96	$25.30

Total Return
Based on net asset value	4.43	%(e)	13.21%	2.16	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25	%(f)

Net investment income	2.32	%(f)	2.34%	2.07	%(f)

Supplemental Data
Net assets, end of period (000)	$10,108		$8,389	$7,591

Portfolio turnover rate(g)	19	%(e)	31%	14	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend Growth	Diversified
Core High Dividend	Non-diversified
International Select Dividend	Diversified
Select Dividend	Diversified
U.S. Dividend and Buyback	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core Dividend Growth	0.08%
Core High Dividend	0.08
U.S. Dividend and Buyback	0.25

For its investment advisory services to the iShares International Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.5000%
Over $12 billion, up to and including $18 billion	0.4750
Over $18 billion, up to and including $24 billion	0.4513
Over $24 billion, up to and including $30 billion	0.4287
Over $30 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.4000%
Over $46 billion, up to and including $81 billion	0.3800
Over $81 billion, up to and including $111 billion	0.3610
Over $111 billion, up to and including $141 billion	0.3430
Over $141 billion	0.3259

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Core Dividend Growth ETF , iShares Core High Dividend ETF, iShares Select Dividend ETF and iShares U.S. Dividend and Buyback ETF (the “Group 1 Funds”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares International Select Dividend ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) The Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended October 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
International Select Dividend	$63,487

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core High Dividend	$419,147,156	$760,159,686	$(24,251,506)
International Select Dividend	—	585,840	(186,746)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended October 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core Dividend Growth	$606,306,099	$594,726,411
Core High Dividend	2,754,695,182	2,754,366,566
International Select Dividend	184,313,019	145,906,414
Select Dividend	285,112,417	298,797,208
U.S. Dividend and Buyback	1,675,438	1,652,944

For the six months ended October 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Dividend Growth	$2,221,458,500	$678,823,987
Core High Dividend	2,014,064,675	1,627,704,546
International Select Dividend	46,898,690	104,192,262
Select Dividend	941,315,832	784,690,652
U.S. Dividend and Buyback	1,376,329	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core Dividend Growth	$64,929,952
Core High Dividend	274,712,447
International Select Dividend	399,299,976
Select Dividend	363,275,028

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Dividend Growth	$8,061,593,754	$1,122,051,794	$(149,925,640)	$972,126,154
Core High Dividend	7,188,003,815	677,690,183	(358,057,117)	319,633,066
International Select Dividend	4,499,017,799	354,629,027	(528,776,757)	(174,147,730)
Select Dividend	16,307,819,508	2,920,372,844	(1,350,790,941)	1,569,581,903
U.S. Dividend and Buyback	9,507,684	958,433	(368,457)	589,976

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/19		Year Ended 04/30/19
iShares ETF	Shares	Amount	Shares	Amount
Core Dividend Growth
Shares sold	58,550,000	$2,238,259,137	102,950,000	$3,640,432,615
Shares redeemed	(17,550,000)	(683,375,317)	(15,900,000)	(555,405,755)

Net increase	41,000,000	$1,554,883,820	87,050,000	$3,085,026,860

Core High Dividend
Shares sold	21,450,000	$2,028,697,562	17,750,000	$1,592,230,605
Shares redeemed	(17,300,000)	(1,645,674,464)	(13,700,000)	(1,197,874,408)

Net increase	4,150,000	$383,023,098	4,050,000	$394,356,197

International Select Dividend
Shares sold	2,750,000	$83,062,381	6,950,000	$216,165,458
Shares redeemed	(3,700,000)	(109,275,014)	(12,700,000)	(402,321,274)

Net decrease	(950,000)	$(26,212,633)	(5,750,000)	$(186,155,816)

Select Dividend
Shares sold	9,500,000	$947,949,874	48,500,000	$4,702,491,774
Shares redeemed	(7,950,000)	(790,511,258)	(48,150,000)	(4,685,426,297)

Net increase	1,550,000	$157,438,616	350,000	$17,065,477

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 10/31/19		Year Ended 04/30/19
iShares ETF	Shares	Amount	Shares	Amount
U.S. Dividend and Buyback
Shares sold	50,000	$1,400,375	150,000	$4,071,601
Shares redeemed	—	—	(150,000)	(3,835,225)

Net increase	50,000	$1,400,375	—	$236,376

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares International Select Dividend ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal took place on November 19, 2019.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

I. iShares Core Dividend Growth ETF, iShares Core High Dividend ETF, iShares U.S. Dividend and Buyback ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares International Select Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	51

Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Select Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	53

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Dividend Growth(a)	$0.465822	$—	$0.011948	$0.477770	97%	—%	3%	100%
Core High Dividend(a)	1.587766	—	0.019983	1.607749	99	—	1	100
Select Dividend(a)	1.816404	—	0.021711	1.838115	99	—	1	100
U.S. Dividend and Buyback(a)	0.283943	—	0.020284	0.304227	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	55

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

GLOSSARY OF TERMS USED IN THIS REPORT	57

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-406-1019

OCTOBER 31, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Morningstar Large-Cap ETF | JKD | NYSE Arca
•	iShares Morningstar Large-Cap Growth ETF | JKE | NYSE Arca
•	iShares Morningstar Large-Cap Value ETF | JKF | NYSE Arca
•	iShares Morningstar Mid-Cap ETF | JKG | NYSE Arca
•	iShares Morningstar Mid-Cap Growth ETF | JKH | NYSE Arca
•	iShares Morningstar Mid-Cap Value ETF | JKI | NASDAQ
•	iShares Morningstar Small-Cap ETF | JKJ | NYSE Arca
•	iShares Morningstar Small-Cap Growth ETF | JKK | NYSE Arca
•	iShares Morningstar Small-Cap Value ETF | JKL | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of October 31, 2019	iShares® Morningstar Large-Cap ETF

Investment Objective

The iShares Morningstar Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Morningstar® Large Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.07%	11.74%	9.93%	13.50%	11.74%	60.51%	254.78%
Fund Market	4.15	11.77	9.93	13.50	11.77	60.53	254.90
Index	4.20	11.95	10.15	13.74	11.95	62.12	262.50

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,040.70	$1.03		$1,000.00	$1,024.10	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	23.5%
Industrials	18.4
Health Care	15.8
Financials	13.7
Consumer Discretionary	8.4
Energy	6.1
Communication Services	5.4
Consumer Staples	3.6
Real Estate	2.8
Materials	1.6
Utilities	0.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	12.2%
Berkshire Hathaway Inc., Class B	4.9
Johnson & Johnson	4.2
Bank of America Corp.	3.2
Home Depot Inc. (The)	3.1
Walt Disney Co. (The)	2.9
Merck & Co. Inc.	2.7
Chevron Corp.	2.7
Coca-Cola Co. (The)	2.6
Comcast Corp., Class A	2.5

FUND SUMMARY	3

Fund Summary as of October 31, 2019	iShares® Morningstar Large-Cap Growth ETF

Investment Objective

The iShares Morningstar Large-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Large Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.73%	15.98%	12.81%	14.91%	15.98%	82.67%	301.41%
Fund Market	2.73	15.98	12.81	14.92	15.98	82.74	301.67
Index	2.85	16.27	13.25	15.28	16.27	86.26	314.58

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,027.30	$1.27		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	28.9%
Health Care	17.1
Communication Services	16.9
Consumer Discretionary	15.6
Financials	4.9
Real Estate	4.4
Consumer Staples	4.2
Materials	3.5
Industrials	2.8
Energy	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Microsoft Corp.	8.4%
Amazon. com Inc.	5.8
Facebook Inc., Class A	3.9
Alphabet Inc., Class C	3.0
Alphabet Inc., Class A	3.0
Visa Inc., Class A	2.9
UnitedHealth Group Inc.	2.4
Mastercard Inc., Class A	2.4
Abbott Laboratories	1.7
salesforce. com Inc.	1.7

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® Morningstar Large-Cap Value ETF

Investment Objective

The iShares Morningstar Large-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Large Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling the fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.41%	12.30%	8.79%	11.24%	12.30%	52.36%	190.21%
Fund Market	5.48	12.34	8.80	11.25	12.34	52.46	190.45
Index	5.56	12.58	9.04	11.53	12.58	54.18	197.89

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,054.10	$1.29		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	23.6%
Consumer Staples	17.9
Health Care	13.5
Information Technology	11.7
Communication Services	8.1
Utilities	7.7
Energy	7.3
Industrials	5.2
Consumer Discretionary	2.7
Materials	1.7
Real Estate	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
JPMorgan Chase & Co.	6.1%
Procter & Gamble Co. (The)	4.7
Exxon Mobil Corp.	4.4
AT&T Inc.	4.3
Intel Corp.	3.8
Verizon Communications Inc.	3.8
Pfizer Inc.	3.2
Wells Fargo & Co.	3.2
Cisco Systems Inc.	3.1
PepsiCo Inc.	2.9

FUND SUMMARY	5

Fund Summary as of October 31, 2019	iShares® Morningstar Mid-Cap ETF

Investment Objective

The iShares Morningstar Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Morningstar® Mid Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.16%	16.63%	8.67%	14.26%	16.63%	51.55%	279.18%
Fund Market	3.20	16.73	8.67	14.27	16.73	51.58	279.53
Index	3.29	16.95	8.94	14.53	16.95	53.41	288.21

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,031.60	$1.28		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	18.7%
Real Estate	17.3
Consumer Discretionary	14.5
Financials	14.2
Information Technology	12.2
Materials	5.9
Health Care	5.1
Communication Services	3.9
Consumer Staples	3.3
Utilities	3.2
Energy	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
L3Harris Technologies Inc.	2.2%
Newmont Goldcorp Corp.	1.6
AutoZone Inc.	1.3
Motorola Solutions Inc.	1.3
KLA Corp.	1.3
Digital Realty Trust Inc.	1.3
Dollar Tree Inc.	1.2
Realty Income Corp.	1.2
Willis Towers Watson PLC	1.2
Parker-Hannifin Corp.	1.1

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® Morningstar Mid-Cap Growth ETF

Investment Objective

The iShares Morningstar Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Mid Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.04%	17.89%	10.45%	14.22%	17.89%	64.38%	278.05%
Fund Market	1.00	17.82	10.46	14.23	17.82	64.46	278.27
Index	1.17	18.23	10.71	14.49	18.23	66.31	286.91

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,010.40	$1.52		$1,000.00	$1,023.60	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	30.0%
Health Care	20.6
Industrials	16.0
Consumer Discretionary	11.9
Financials	5.5
Communication Services	3.8
Energy	3.6
Real Estate	3.4
Consumer Staples	2.6
Materials	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Global Payments Inc.	2.4%
IHS Markit Ltd.	1.3
Hilton Worldwide Holdings Inc.	1.3
SBA Communications Corp.	1.3
TransDigm Group Inc.	1.2
FleetCor Technologies Inc.	1.2
IDEXX Laboratories Inc.	1.2
Verisk Analytics Inc.	1.1
Agilent Technologies Inc.	1.1
MercadoLibre Inc.	1.1

FUND SUMMARY	7

Fund Summary as of October 31, 2019	iShares® Morningstar Mid-Cap Value ETF

Investment Objective

The iShares Morningstar Mid-CapValue ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Mid Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.04%	8.77%	8.09%	13.13%	8.77%	47.58%	243.34%
Fund Market	2.13	8.81	8.11	13.13	8.81	47.66	243.45
Index	2.18	9.03	8.39	13.45	9.03	49.63	253.29

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,020.40	$1.52		$1,000.00	$1,023.60	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	19.0%
Utilities	17.3
Consumer Discretionary	9.6
Real Estate	8.9
Industrials	8.7
Materials	8.1
Health Care	7.4
Consumer Staples	7.1
Information Technology	6.7
Communication Services	4.3
Energy	2.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
WEC Energy Group Inc.	1.6%
Zimmer Biomet Holdings Inc.	1.5
Eversource Energy	1.4
PACCAR Inc.	1.4
FirstEnergy Corp.	1.4
McKesson Corp.	1.3
Tyson Foods Inc., Class A	1.3
Ventas Inc.	1.3
PPL Corp.	1.3
Entergy Corp.	1.3

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® Morningstar Small-Cap ETF

Investment Objective

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® Small Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.35%	11.20%	7.34%	12.37%	11.20%	42.52%	221.10%
Fund Market	3.38	11.25	7.36	12.37	11.25	42.65	220.98
Index	3.49	11.47	7.52	12.55	11.47	43.72	226.20

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,033.50	$1.28		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	17.8%
Financials	17.0
Real Estate	14.2
Consumer Discretionary	13.3
Information Technology	11.4
Materials	7.5
Health Care	5.9
Consumer Staples	4.4
Utilities	3.9
Communication Services	3.0
Energy	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Genesee & Wyoming Inc., Class A	0.9%
Casey’s General Stores Inc.	0.9
Generac Holdings Inc.	0.9
MKS Instruments Inc.	0.9
Cousins Properties Inc.	0.9
Curtiss-Wright Corp.	0.8
CACI International Inc., Class A	0.8
Horizon Therapeutics PLC	0.8
ITT Inc.	0.8
Eaton Vance Corp., NVS	0.7

FUND SUMMARY	9

Fund Summary as of October 31, 2019	iShares® Morningstar Small-Cap Growth ETF

Investment Objective

The iShares Morningstar Small-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Small Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.64)%	7.62%	9.16%	13.80%	7.62%	55.03%	264.17%
Fund Market	(2.59)	7.69	9.18	13.80	7.69	55.11	264.40
Index	(2.59)	7.78	9.27	13.91	7.78	55.75	267.84

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$973.60	$1.49		$1,000.00	$1,023.60	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	27.6%
Health Care	25.9
Industrials	15.3
Consumer Discretionary	8.5
Communication Services	6.4
Real Estate	6.2
Financials	4.1
Consumer Staples	2.0
Energy	1.8
Materials	1.4
Utilities	0.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Roku Inc.	2.0%
Entegris Inc.	1.0
Haemonetics Corp.	1.0
Zynga Inc., Class A	0.9
Teladoc Health Inc.	0.9
Novocure Ltd.	0.9
First Industrial Realty Trust Inc.	0.8
Rexford Industrial Realty Inc.	0.8
Trex Co. Inc.	0.8
Penumbra Inc.	0.8

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® Morningstar Small-Cap Value ETF

Investment Objective

The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Small Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.05)%	(0.40)%	3.97%	11.17%	(0.40)%	21.46%	188.35%
Fund Market	(3.96)	(0.28)	4.00	11.18	(0.28)	21.65	188.46
Index	(3.82)	(0.03)	4.21	11.44	(0.03)	22.89	195.52

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$959.50	$1.48		$1,000.00	$1,023.60	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	32.2%
Consumer Discretionary	12.8
Industrials	10.8
Real Estate	9.6
Materials	8.0
Utilities	7.4
Information Technology	6.9
Energy	4.2
Consumer Staples	3.8
Health Care	2.8
Communication Services	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Amcor PLC	2.5%
TCF Financial Corp.	1.0
Stericycle Inc.	0.9
Williams-Sonoma Inc.	0.8
Hanover Insurance Group Inc. (The)	0.8
Jabil Inc.	0.8
Radian Group Inc.	0.8
Portland General Electric Co.	0.8
First Horizon National Corp.	0.8
Axis Capital Holdings Ltd.	0.8

FUND SUMMARY	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 7.5%
Boeing Co. (The)	54,478	$18,517,617
General Dynamics Corp.	31,615	5,589,532
Lockheed Martin Corp.	27,923	10,518,036
Northrop Grumman Corp.	19,768	6,967,825
Raytheon Co.	35,300	7,491,013
United Technologies Corp.	88,801	12,750,047

		61,834,070

Air Freight & Logistics — 0.6%
FedEx Corp.	33,080	5,049,993

Airlines — 0.6%
Delta Air Lines Inc.	85,083	4,686,372

Banks — 3.2%
Bank of America Corp.	838,379	26,216,111

Beverages — 2.9%
Coca-Cola Co. (The)	391,188	21,292,363
Keurig Dr Pepper Inc.	93,360	2,629,017

		23,921,380

Biotechnology — 1.6%
Celgene Corp.(a)	84,837	9,164,941
Regeneron Pharmaceuticals Inc.(a)	14,111	4,321,917

		13,486,858

Capital Markets — 2.2%
BlackRock Inc.(b)	15,144	6,991,985
Intercontinental Exchange Inc.	72,704	6,857,441
T Rowe Price Group Inc.	37,705	4,366,239

		18,215,665

Chemicals — 1.3%
Air Products & Chemicals Inc.	28,910	6,165,346
PPG Industries Inc.	37,714	4,718,776

		10,884,122

Commercial Services & Supplies — 1.2%
Republic Services Inc.	41,805	3,658,356
Waste Management Inc.	53,025	5,949,935

		9,608,291

Consumer Finance — 1.1%
American Express Co.	78,855	9,248,114

Diversified Financial Services — 4.9%
Berkshire Hathaway Inc., Class B(a)	190,417	40,478,846

Electrical Equipment — 0.7%
Emerson Electric Co.	85,793	6,018,379

Electronic Equipment, Instruments & Components — 1.0%
Corning Inc.	134,980	3,999,457
TE Connectivity Ltd.	50,656	4,533,712

		8,533,169

Energy Equipment & Services — 1.1%
Halliburton Co.	174,363	3,356,488
Schlumberger Ltd.	178,699	5,841,670

		9,198,158

Entertainment — 2.8%
Walt Disney Co. (The)	180,497	23,450,170

Equity Real Estate Investment Trusts (REITs) — 2.8%
AvalonBay Communities Inc.	22,058	4,801,144

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	54,636	$4,844,028
Prologis Inc.	80,892	7,099,082
Simon Property Group Inc.	40,801	6,147,895

		22,892,149

Food & Staples Retailing — 0.7%
Sysco Corp.	71,665	5,723,884

Health Care Equipment & Supplies — 1.2%
Danaher Corp.	72,524	9,995,258

Health Care Providers & Services — 3.4%
Anthem Inc.	31,156	8,383,457
Cigna Corp.(a)	46,717	8,337,116
HCA Healthcare Inc.	39,273	5,244,516
Humana Inc.	19,391	5,704,832

		27,669,921

Hotels, Restaurants & Leisure — 2.4%
Las Vegas Sands Corp.	63,218	3,909,401
McDonald’s Corp.	79,332	15,604,604

		19,514,005

Industrial Conglomerates — 2.9%
3M Co.	64,294	10,607,867
Honeywell International Inc.	77,895	13,454,803

		24,062,670

Insurance — 2.3%
Aon PLC	31,741	6,131,092
Marsh & McLennan Companies Inc.	65,815	6,819,750
Progressive Corp. (The)	80,144	5,586,037

		18,536,879

IT Services — 3.8%
Accenture PLC, Class A	68,709	12,740,023
Cognizant Technology Solutions Corp., Class A	80,524	4,907,132
Fidelity National Information Services Inc.	71,246	9,387,373
Paychex Inc.	52,773	4,413,934

		31,448,462

Machinery — 2.5%
Caterpillar Inc.	66,223	9,125,529
Deere & Co.	40,583	7,067,124
Ingersoll-Rand PLC	37,574	4,767,765

		20,960,418

Media — 2.5%
Comcast Corp., Class A	460,297	20,630,512

Metals & Mining — 0.3%
Southern Copper Corp.	60,822	2,164,047

Multi-Utilities — 0.7%
Sempra Energy	38,762	5,601,497

Multiline Retail — 0.7%
Dollar General Corp.	35,784	5,737,607

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	191,345	22,222,808
Kinder Morgan Inc./DE	272,617	5,446,888
Occidental Petroleum Corp.	125,313	5,075,176
ONEOK Inc.	63,619	4,442,515
Williams Companies Inc. (The)	188,758	4,211,191

		41,398,578

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 9.5%
Bristol-Myers Squibb Co.	189,708	$10,883,548
Eli Lilly & Co.	95,715	10,906,724
Johnson & Johnson	258,832	34,176,178
Merck & Co. Inc.	259,964	22,528,480

		78,494,930

Road & Rail — 2.3%
Norfolk Southern Corp.	34,766	6,327,412
Union Pacific Corp.	76,263	12,618,476

		18,945,888

Semiconductors & Semiconductor Equipment — 6.5%
Analog Devices Inc.	50,429	5,377,244
Applied Materials Inc.	122,348	6,638,603
Broadcom Inc.	43,371	12,701,197
Lam Research Corp.	21,408	5,802,424
QUALCOMM Inc.	136,673	10,993,976
Texas Instruments Inc.	101,035	11,921,120

		53,434,564

Specialty Retail — 5.3%
Home Depot Inc. (The)	109,487	25,683,460
Lowe’s Companies Inc.	88,141	9,837,417
TJX Companies Inc. (The)	145,352	8,379,543

		43,900,420

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 12.1%
Apple Inc.	401,995	$100,000,276

Total Common Stocks — 99.6% (Cost: $671,127,759)		821,941,663

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(b)(c)	2,171,000	2,171,000

Total Short-Term Investments — 0.3% (Cost: $2,171,000)		2,171,000

Total Investments in Securities — 99.9% (Cost: $673,298,759)		824,112,663

Other Assets, Less Liabilities — 0.1%		694,594

Net Assets — 100.0%		$824,807,257

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$477	(c)	$63		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,183,406	987,594	(b)	—	2,171,000	2,171,000	13,108		—		—
BlackRock Inc.	15,452	2,699		(3,007)	15,144	6,991,985	100,419		98,788		(454,651)

						$9,162,985	$114,004		$98,851		$(454,651)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	18	12/20/19	$2,732	$28,325

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Large-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$28,325

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$85,732

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$28,325

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$910,740

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$821,941,663	$—	$—	$821,941,663
Money Market Funds	2,171,000	—	—	2,171,000

	$824,112,663	$—	$—	$824,112,663

Derivative financial instruments(a)
Assets
Futures Contracts	$28,325	$—	$—	$28,325

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 1.2%
Tesla Inc.(a)(b)	43,050	$13,557,306

Beverages — 1.7%
Constellation Brands Inc., Class A	51,505	9,802,947
Monster Beverage Corp.(a)	163,161	9,158,227

		18,961,174

Biotechnology — 1.9%
Alexion Pharmaceuticals Inc.(a)	90,393	9,527,422
Vertex Pharmaceuticals Inc.(a)	65,024	12,710,892

		22,238,314

Capital Markets — 4.9%
Charles Schwab Corp. (The)	271,357	11,046,943
CME Group Inc.	66,409	13,663,652
Moody’s Corp.	49,668	10,961,231
S&P Global Inc.	50,793	13,104,086
TD Ameritrade Holding Corp.	178,215	6,839,892

		55,615,804

Chemicals — 3.5%
Ecolab Inc.	59,130	11,357,099
Linde PLC	83,653	16,592,573
Sherwin-Williams Co. (The)	20,932	11,979,802

		39,929,474

Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	105,953	10,630,264

Entertainment — 3.4%
Activision Blizzard Inc.	200,390	11,227,852
Electronic Arts Inc.(a)	102,589	9,889,579
Netflix Inc.(a)	61,403	17,647,836

		38,765,267

Equity Real Estate Investment Trusts (REITs) — 4.4%
American Tower Corp.	71,475	15,587,268
Crown Castle International Corp.	90,249	12,525,659
Equinix Inc.	21,275	12,058,244
Public Storage	43,970	9,799,154

		49,970,325

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	61,763	18,350,405

Health Care Equipment & Supplies — 8.2%
Abbott Laboratories	233,404	19,514,909
Baxter International Inc.	130,322	9,995,697
Becton Dickinson and Co.	51,410	13,160,960
Boston Scientific Corp.(a)	297,399	12,401,538
Edwards Lifesciences Corp.(a)	52,073	12,413,162
Intuitive Surgical Inc.(a)	24,079	13,314,483
Stryker Corp.	61,293	13,255,837

		94,056,586

Health Care Providers & Services — 2.4%
UnitedHealth Group Inc.	108,933	27,527,369

Hotels, Restaurants & Leisure — 3.1%
Marriott International Inc./MD, Class A	79,929	10,115,015
Starbucks Corp.	181,561	15,352,798
Yum! Brands Inc.	94,212	9,582,303

		35,050,116

Industrial Conglomerates — 0.9%
Roper Technologies Inc.	29,957	10,094,311

Security	Shares	Value

Interactive Media & Services — 10.5%
Alphabet Inc., Class A(a)	27,020	$34,012,776
Alphabet Inc., Class C, NVS(a)	27,260	34,350,599
Facebook Inc., Class A(a)	233,503	44,750,850
Twitter Inc.(a)	244,359	7,323,439

		120,437,664

Internet & Direct Marketing Retail — 7.1%
Amazon.com Inc.(a)	37,379	66,409,774
Booking Holdings Inc.(a)	7,165	14,679,437

		81,089,211

IT Services — 9.1%
Automatic Data Processing Inc.	83,372	13,525,440
Fiserv Inc.(a)	121,445	12,890,172
Mastercard Inc., Class A(b)	99,399	27,514,637
PayPal Holdings Inc.(a)	166,651	17,348,369
Visa Inc., Class A	181,690	32,497,074

		103,775,692

Life Sciences Tools & Services — 3.3%
Illumina Inc.(a)	37,610	11,114,507
IQVIA Holdings Inc.(a)	65,989	9,530,131
Thermo Fisher Scientific Inc.	58,111	17,548,360

		38,192,998

Machinery — 0.8%
Fortive Corp.	134,762	9,298,578

Media — 2.1%
Charter Communications Inc., Class A(a)	31,200	14,597,232
Sirius XM Holdings Inc.	1,330,320	8,939,750

		23,536,982

Oil, Gas & Consumable Fuels — 1.6%
EOG Resources Inc.	144,400	10,008,364
Pioneer Natural Resources Co.	70,834	8,713,999

		18,722,363

Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	57,624	10,733,622

Pharmaceuticals — 1.1%
Zoetis Inc.	102,451	13,105,532

Road & Rail — 1.1%
CSX Corp.	171,141	12,026,078

Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices Inc.(a)	340,356	11,548,279
NVIDIA Corp.	91,387	18,370,615
Xilinx Inc.	94,139	8,542,173

		38,461,067

Software — 15.5%
Adobe Inc.(a)	66,703	18,538,765
Autodesk Inc.(a)	68,261	10,058,941
Intuit Inc.	50,113	12,904,097
Microsoft Corp.	665,767	95,451,015
salesforce.com Inc.(a)	120,868	18,914,633
ServiceNow Inc.(a)(b)	45,865	11,340,580
Workday Inc., Class A(a)	59,394	9,631,331

		176,839,362

Specialty Retail — 2.0%
O’Reilly Automotive Inc.(a)	26,031	11,336,761
Ross Stores Inc.	100,457	11,017,119

		22,353,880

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.3%
NIKE Inc., Class B	189,053	$16,929,696
VF Corp.	112,283	9,239,768

		26,169,464

Wireless Telecommunication Services — 0.9%
T-Mobile U.S. Inc.(a)	123,300	10,191,978

Total Common Stocks — 99.8% (Cost: $771,877,718)		1,139,681,186

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	18,553,027	18,562,304
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	1,637,000	1,637,000

		20,199,304

Total Short-Term Investments — 1.8% (Cost: $20,196,202)		20,199,304

Total Investments in Securities — 101.6% (Cost: $792,073,920)		1,159,880,490

Other Assets, Less Liabilities — (1.6)%		(18,558,625)

Net Assets — 100.0%		$1,141,321,865

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,762,205	(5,209,178)	18,553,027	$18,562,304	$42,192	(b)	$1,236		$(279)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,235,672	401,328	1,637,000	1,637,000	18,710		—		—

				$20,199,304	$60,902		$1,236		$(279)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Discretionary Index	2	12/20/19	$244	$(5,605)
E-Mini S&P Select Sector Technology Index	5	12/20/19	420	9,539
S&P 500 E-Mini Index	5	12/20/19	759	5,476

				$9,410

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Large-Cap Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$15,015

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$5,605

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$35,610

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$9,410

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$474,317

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,139,681,186	$—	$—	$1,139,681,186
Money Market Funds	20,199,304	—	—	20,199,304

	$1,159,880,490	$—	$—	$1,159,880,490

Derivative financial instruments(a)
Assets
Futures Contracts	$15,015	$—	$—	$15,015
Liabilities
Futures Contracts	(5,605)	—	—	(5,605)

	$9,410	$—	$—	$9,410

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.2%
United Parcel Service Inc., Class B	56,138	$6,465,413

Airlines — 0.4%
Southwest Airlines Co.	38,899	2,183,401

Automobiles — 1.2%
Ford Motor Co.	315,043	2,706,219
General Motors Co.	101,000	3,753,160

		6,459,379

Banks — 15.0%
BB&T Corp.	61,591	3,267,402
Citigroup Inc.	181,603	13,049,992
JPMorgan Chase & Co.	257,042	32,109,687
PNC Financial Services Group Inc. (The)	35,793	5,250,833
SunTrust Banks Inc.	35,688	2,438,918
U.S. Bancorp.	115,278	6,573,152
Wells Fargo & Co.	322,323	16,641,536

		79,331,520

Beverages — 2.9%
PepsiCo Inc.	112,397	15,417,497

Biotechnology — 5.8%
AbbVie Inc.	118,853	9,454,756
Amgen Inc.	48,209	10,280,569
Biogen Inc.(a)	14,827	4,428,973
Gilead Sciences Inc.	101,809	6,486,252

		30,650,550

Building Products — 0.5%
Johnson Controls International PLC	63,966	2,771,647

Capital Markets — 2.9%
Bank of New York Mellon Corp. (The)	68,959	3,223,833
Goldman Sachs Group Inc. (The)	26,014	5,550,867
Morgan Stanley	100,977	4,649,991
State Street Corp.	29,967	1,979,920

		15,404,611

Chemicals — 1.7%
Dow Inc.(a)	59,746	3,016,576
DuPont de Nemours Inc.	59,928	3,949,854
LyondellBasell Industries NV, Class A	20,765	1,862,621

		8,829,051

Communications Equipment — 3.1%
Cisco Systems Inc.	341,273	16,213,880

Consumer Finance — 1.0%
Capital One Financial Corp.	37,809	3,525,689
Discover Financial Services	25,595	2,054,255

		5,579,944

Diversified Telecommunication Services — 8.1%
AT&T Inc.	587,400	22,609,026
Verizon Communications Inc.	332,488	20,105,549

		42,714,575

Electric Utilities — 5.7%
American Electric Power Co. Inc.	39,696	3,746,905
Duke Energy Corp.	58,571	5,520,902
Exelon Corp.	78,104	3,552,951
NextEra Energy Inc.	39,290	9,364,379
Southern Co. (The)	84,025	5,265,007

Security	Shares	Value

Electric Utilities (continued)
Xcel Energy Inc.	42,154	$2,677,201

		30,127,345

Electrical Equipment — 0.6%
Eaton Corp. PLC	33,763	2,941,095

Equity Real Estate Investment Trusts (REITs) — 0.6%
Welltower Inc.	32,577	2,954,408

Food & Staples Retailing — 3.2%
Walgreens Boots Alliance Inc.	60,986	3,340,813
Walmart Inc.	114,324	13,405,632

		16,746,445

Food Products — 2.3%
Archer-Daniels-Midland Co.	44,679	1,878,305
General Mills Inc.	48,517	2,467,574
Kraft Heinz Co. (The)	49,911	1,613,623
Mondelez International Inc., Class A	115,933	6,080,686

		12,040,188

Health Care Equipment & Supplies — 2.2%
Medtronic PLC	107,855	11,745,410

Health Care Providers & Services — 1.3%
CVS Health Corp.	104,545	6,940,743

Hotels, Restaurants & Leisure — 0.3%
Carnival Corp.	32,121	1,377,670

Household Products — 6.3%
Colgate-Palmolive Co.	68,974	4,731,616
Kimberly-Clark Corp.	27,670	3,676,790
Procter & Gamble Co. (The)	201,183	25,049,295

		33,457,701

Industrial Conglomerates — 1.3%
General Electric Co.	701,558	7,001,549

Insurance — 4.5%
Aflac Inc.	59,518	3,163,977
Allstate Corp. (The)	26,463	2,816,192
American International Group Inc.	69,931	3,703,546
Chubb Ltd.	36,637	5,584,212
MetLife Inc.	63,988	2,993,998
Prudential Financial Inc.	32,316	2,945,280
Travelers Companies Inc. (The)	20,932	2,743,348

		23,950,553

Internet & Direct Marketing Retail — 0.4%
eBay Inc.	63,394	2,234,639

IT Services — 1.8%
International Business Machines Corp.	71,214	9,523,448

Machinery — 1.2%
Cummins Inc.	12,688	2,188,426
Illinois Tool Works Inc.	23,664	3,989,277

		6,177,703

Multi-Utilities — 2.0%
Consolidated Edison Inc.	26,701	2,462,366
Dominion Energy Inc.	66,073	5,454,326
Public Service Enterprise Group Inc.	40,647	2,573,362

		10,490,054

Multiline Retail — 0.8%
Target Corp.	41,073	4,391,114

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels — 7.3%
ConocoPhillips	89,243	$4,926,214
Exxon Mobil Corp.	340,133	22,982,787
Marathon Petroleum Corp.	52,921	3,384,298
Phillips 66	36,058	4,212,295
Valero Energy Corp.	33,313	3,230,695

		38,736,289

Pharmaceuticals — 4.1%
Allergan PLC	26,370	4,644,021
Pfizer Inc.	444,634	17,060,606

		21,704,627

Semiconductors & Semiconductor Equipment — 4.6%
Intel Corp.	356,122	20,131,577
Micron Technology Inc.(a)	88,733	4,219,254

		24,350,831

Software — 1.8%
Oracle Corp.	176,987	9,644,022

Technology Hardware, Storage & Peripherals — 0.4%
HP Inc.	119,177	2,070,104

Tobacco — 3.2%
Altria Group Inc.	150,174	6,726,293

Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	125,072	$10,185,864

		16,912,157

Total Common Stocks — 99.7% (Cost: $450,180,222)		527,539,563

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(b)(c)	577,000	577,000

Total Short-Term Investments — 0.1% (Cost: $577,000)		577,000

Total Investments in Securities — 99.8% (Cost: $450,757,222)		528,116,563

Other Assets, Less Liabilities — 0.2%		1,025,201

Net Assets — 100.0%		$529,141,764

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$150	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	487,831	89,169	577,000	577,000	7,777		—		—

				$577,000	$7,927		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Staples Index	5	12/20/19	$307	$1,249
E-Mini S&P Select Sector Financial Index	5	12/20/19	440	15,576
S&P 500 E-Mini Index	5	12/20/19	759	21,139

				$37,964

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Large-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$37,964

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$50,834

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$37,964

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$502,138

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$527,539,563	$—	$—	$527,539,563
Money Market Funds	577,000	—	—	577,000

	$528,116,563	$—	$—	$528,116,563

Derivative financial instruments(a)
Assets
Futures Contracts	$37,964	$—	$—	$37,964

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.9%
Hexcel Corp.	29,380	$2,192,335
Huntington Ingalls Industries Inc.	14,274	3,221,071
L3Harris Technologies Inc.	77,102	15,906,914
Spirit AeroSystems Holdings Inc., Class A	35,737	2,924,001
Textron Inc.	79,465	3,662,542

		27,906,863

Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	46,748	3,536,019
Expeditors International of Washington Inc.	58,952	4,299,959

		7,835,978

Auto Components — 1.4%
Aptiv PLC	88,467	7,922,220
Gentex Corp.	87,978	2,467,783

		10,390,003

Banks — 3.1%
Comerica Inc.	51,576	3,374,102
Commerce Bancshares Inc.	34,107	2,195,126
East West Bancorp. Inc.	50,259	2,157,116
M&T Bank Corp.	46,157	7,224,955
Signature Bank/New York NY	18,900	2,236,248
SVB Financial Group(a)	17,797	3,941,680
Western Alliance Bancorp.	32,884	1,622,168

		22,751,395

Beverages — 0.7%
Brown-Forman Corp., Class A	19,214	1,194,150
Brown-Forman Corp., Class B, NVS	62,852	4,118,063

		5,312,213

Building Products — 1.0%
AO Smith Corp.	47,774	2,373,413
Masco Corp.	99,953	4,622,826

		6,996,239

Capital Markets — 4.1%
Ameriprise Financial Inc.	45,191	6,818,870
KKR & Co. Inc., Class A, NVS	188,411	5,431,889
Nasdaq Inc.	39,808	3,971,644
Northern Trust Corp.	74,205	7,396,754
Raymond James Financial Inc.	42,670	3,562,518
SEI Investments Co.	43,807	2,624,916

		29,806,591

Chemicals — 2.9%
Albemarle Corp.	36,598	2,222,962
Axalta Coating Systems Ltd.(a)	71,689	2,114,109
Celanese Corp.	42,729	5,176,618
CF Industries Holdings Inc.	75,391	3,418,982
International Flavors & Fragrances Inc.	36,871	4,498,631
RPM International Inc.	44,777	3,243,198

		20,674,500

Commercial Services & Supplies — 0.2%
KAR Auction Services Inc.	46,017	1,143,983

Communications Equipment — 2.0%
Ciena Corp.(a)	53,563	1,988,259
F5 Networks Inc.(a)	20,787	2,994,991
Motorola Solutions Inc.	57,169	9,508,348

		14,491,598

Security	Shares	Value

Construction & Engineering — 0.7%
Fluor Corp.	48,253	$777,356
Jacobs Engineering Group Inc.	46,789	4,378,514

		5,155,870

Consumer Finance — 1.0%
Synchrony Financial	210,767	7,454,829

Containers & Packaging — 1.5%
AptarGroup Inc.	22,114	2,612,769
Ball Corp.	114,645	8,021,711

		10,634,480

Distributors — 0.5%
LKQ Corp.(a)	106,427	3,617,454

Diversified Consumer Services — 0.9%
H&R Block Inc.	69,251	1,730,582
Service Corp. International/U.S	62,972	2,863,967
ServiceMaster Global Holdings Inc.(a)	46,917	1,894,508

		6,489,057

Diversified Financial Services — 0.6%
Jefferies Financial Group Inc.	86,960	1,623,543
Voya Financial Inc.	48,468	2,615,333

		4,238,876

Diversified Telecommunication Services — 0.3%
GCI Liberty Inc., Class A(a)	32,845	2,298,493

Electrical Equipment — 3.0%
Acuity Brands Inc.	13,808	1,723,100
AMETEK Inc.	78,851	7,226,694
Hubbell Inc.	18,788	2,662,260
Rockwell Automation Inc.	40,404	6,949,084
Sensata Technologies Holding PLC(a)(b)	55,638	2,848,109

		21,409,247

Electronic Equipment, Instruments & Components — 1.1%
Trimble Inc.(a)(b)	86,947	3,463,968
Zebra Technologies Corp., Class A(a)	18,687	4,445,077

		7,909,045

Entertainment — 0.5%
Liberty Media Corp.-Liberty Formula One, Class A(a)	8,931	361,080
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	70,057	2,977,423

		3,338,503

Equity Real Estate Investment Trusts (REITs) — 16.0%
Alexandria Real Estate Equities Inc.	39,165	6,217,444
Americold Realty Trust(b)	66,182	2,653,236
Apartment Investment & Management Co., Class A	51,412	2,821,491
Boston Properties Inc.	49,638	6,810,334
Camden Property Trust	33,436	3,824,075
CubeSmart	66,456	2,106,655
Digital Realty Trust Inc.	71,944	9,139,766
Douglas Emmett Inc.	56,885	2,464,258
Duke Realty Corp.	124,812	4,385,894
EPR Properties	26,781	2,083,294
Equity LifeStyle Properties Inc.	62,870	4,397,128
Essex Property Trust Inc.	22,697	7,424,870
Extra Space Storage Inc.	44,379	4,982,430
Federal Realty Investment Trust	24,071	3,273,897
Gaming and Leisure Properties Inc.	70,426	2,842,393
Healthcare Trust of America Inc., Class A	70,844	2,196,164
Host Hotels & Resorts Inc.	252,046	4,131,034
Hudson Pacific Properties Inc.	53,413	1,918,595

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes Inc.	165,130	$5,084,353
Iron Mountain Inc.	99,142	3,251,858
Kilroy Realty Corp.	32,078	2,692,307
Mid-America Apartment Communities Inc.	39,381	5,473,565
Realty Income Corp.	109,888	8,987,739
STORE Capital Corp.	72,581	2,939,530
Sun Communities Inc.	31,310	5,092,571
UDR Inc.	101,122	5,081,380
VICI Properties Inc.	159,192	3,748,972

		116,025,233

Food & Staples Retailing — 0.1%
Grocery Outlet Holding Corp.(a)(b)	10,676	340,564

Food Products — 1.6%
Hershey Co. (The)	51,440	7,554,993
Hormel Foods Corp.	95,881	3,920,574

		11,475,567

Gas Utilities — 0.6%
Atmos Energy Corp.	40,816	4,590,984

Health Care Equipment & Supplies — 2.3%
Dentsply Sirona Inc.	77,413	4,240,684
Hologic Inc.(a)	92,304	4,459,206
Steris PLC	29,244	4,140,073
Varian Medical Systems Inc.(a)(b)	31,445	3,798,871

		16,638,834

Health Care Providers & Services — 2.4%
Centene Corp.(a)	142,823	7,581,045
DaVita Inc.(a)	33,436	1,959,350
Encompass Health Corp.	34,063	2,180,713
Henry Schein Inc.(a)(b)	51,196	3,204,102
Molina Healthcare Inc.(a)	21,655	2,547,494

		17,472,704

Hotels, Restaurants & Leisure — 3.0%
Darden Restaurants Inc.	42,410	4,761,371
MGM Resorts International	180,056	5,131,596
Norwegian Cruise Line Holdings Ltd.(a)	74,449	3,779,031
Royal Caribbean Cruises Ltd.	59,339	6,457,863
Wyndham Hotels & Resorts Inc.	33,282	1,796,230

		21,926,091

Household Durables — 2.0%
DR Horton Inc.	116,211	6,085,970
Garmin Ltd.	49,890	4,677,188
PulteGroup Inc.	89,010	3,492,752

		14,255,910

Household Products — 0.9%
Clorox Co. (The)	43,420	6,412,700

Independent Power and Renewable Electricity Producers — 1.1%
NRG Energy Inc.	87,360	3,504,883
Vistra Energy Corp.	156,201	4,222,113

		7,726,996

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	19,547	2,976,422

Insurance — 5.2%
Arthur J Gallagher & Co.	64,253	5,861,159
Cincinnati Financial Corp.	52,454	5,938,318
Everest Re Group Ltd.	14,068	3,616,742
Kemper Corp.	21,617	1,553,830

Security	Shares	Value

Insurance (continued)
Loews Corp.(b)	89,798	$4,400,102
Primerica Inc.	14,457	1,824,184
RenaissanceRe Holdings Ltd.	15,250	2,854,495
Willis Towers Watson PLC	44,528	8,322,283
WR Berkley Corp.	49,970	3,492,903

		37,864,016

IT Services — 1.8%
Alliance Data Systems Corp.	14,141	1,414,100
Booz Allen Hamilton Holding Corp.	48,419	3,407,245
Genpact Ltd.	53,284	2,087,134
Leidos Holdings Inc.	46,679	4,025,130
Sabre Corp.	94,504	2,218,954

		13,152,563

Leisure Products — 0.8%
Hasbro Inc.	40,528	3,943,780
Polaris Inc.	19,840	1,957,216

		5,900,996

Machinery — 5.0%
AGCO Corp.	21,834	1,674,449
Allison Transmission Holdings Inc.	41,613	1,814,743
Crane Co.	17,594	1,346,293
Donaldson Co. Inc.	44,037	2,322,511
Dover Corp.	50,222	5,217,564
Flowserve Corp.	45,295	2,212,208
Gardner Denver Holdings Inc.(a)(b)	45,730	1,455,586
Lincoln Electric Holdings Inc.	21,325	1,910,080
Middleby Corp. (The)(a)	19,224	2,325,143
Oshkosh Corp.	23,606	2,015,480
Parker-Hannifin Corp.	44,353	8,138,332
Pentair PLC	58,030	2,406,504
Snap-on Inc.	19,065	3,101,304

		35,940,197

Media — 3.0%
Altice USA Inc., Class A(a)	106,676	3,301,622
CBS Corp., Class B, NVS	112,998	4,072,448
Discovery Inc., Class A(a)(b)	54,560	1,470,665
Discovery Inc., Class C, NVS(a)	119,809	3,023,979
Liberty Broadband Corp., Class A(a)	8,407	991,942
Liberty Broadband Corp., Class C, NVS(a)(b)	52,735	6,226,421
News Corp., Class A, NVS	133,168	1,825,733
News Corp., Class B	42,198	595,836

		21,508,646

Metals & Mining — 1.6%
Newmont Goldcorp Corp.	283,121	11,248,397

Multiline Retail — 1.2%
Dollar Tree Inc.(a)	81,710	9,020,784

Oil, Gas & Consumable Fuels — 1.7%
Continental Resources Inc./OK(a)(b)	29,842	879,444
EQT Corp.	88,135	946,570
Hess Corp.	89,370	5,876,077
Marathon Oil Corp.	277,647	3,201,270
Parsley Energy Inc., Class A	97,028	1,534,013

		12,437,374

Pharmaceuticals — 0.3%
Jazz Pharmaceuticals PLC(a)	19,552	2,456,318

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services — 1.1%
Equifax Inc.	41,743	$5,706,685
Robert Half International Inc.	40,595	2,324,876

		8,031,561

Real Estate Management & Development — 1.2%
CBRE Group Inc., Class A(a)	116,141	6,219,351
Jones Lang LaSalle Inc.	17,791	2,606,737

		8,826,088

Road & Rail — 1.5%
AMERCO	2,786	1,128,441
JB Hunt Transport Services Inc.	29,495	3,467,432
Kansas City Southern	34,734	4,889,853
Knight-Swift Transportation Holdings Inc.	42,339	1,543,680

		11,029,406

Semiconductors & Semiconductor Equipment — 6.0%
KLA Corp.	54,993	9,296,017
Marvell Technology Group Ltd.	228,252	5,567,066
Maxim Integrated Products Inc.	93,674	5,494,917
Microchip Technology Inc.	82,200	7,750,638
ON Semiconductor Corp.(a)(b)	141,744	2,891,577
Qorvo Inc.(a)	40,673	3,288,819
Skyworks Solutions Inc.	59,291	5,399,038
Teradyne Inc.	58,685	3,592,696

		43,280,768

Software — 0.6%
Citrix Systems Inc.	42,490	4,625,461

Specialty Retail — 3.8%
Advance Auto Parts Inc.(b)	24,651	4,005,295
AutoZone Inc.(a)	8,470	9,692,899
CarMax Inc.(a)(b)	57,179	5,327,367
Tiffany & Co.	37,534	4,673,358
Tractor Supply Co.	41,184	3,913,304

		27,612,223

Technology Hardware, Storage & Peripherals — 0.6%
NetApp Inc.	82,155	4,590,821

Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	10,066	910,470
PVH Corp.	25,603	2,231,557

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry Inc.	99,053	$2,561,511

		5,703,538

Trading Companies & Distributors — 0.9%
Watsco Inc.	11,258	1,984,785
WW Grainger Inc.	15,264	4,714,134

		6,698,919

Water Utilities — 1.5%
American Water Works Co. Inc.	62,382	7,689,829
Aqua America Inc.	74,511	3,377,584

		11,067,413

Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)	211,662	1,314,421

Total Common Stocks — 99.7% (Cost: $603,249,057)		722,007,132

Short-Term Investments

Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	21,996,315	22,007,313
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	1,634,000	1,634,000

		23,641,313

Total Short-Term Investments — 3.3% (Cost: $23,639,046)		23,641,313

Total Investments in Securities — 103.0% (Cost: $626,888,103)		745,648,445

Other Assets, Less Liabilities — (3.0)%		(21,811,355)

Net Assets — 100.0%		$723,837,090

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,672,326	14,323,989	21,996,315	$22,007,313	$20,318	(b)	$(537)	$342
BlackRock Cash Funds: Treasury, SL Agency Shares	351,911	1,282,089	1,634,000	1,634,000	8,602		—	—

				$23,641,313	$28,920		$(537)	$342

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	5	12/20/19	$759	$6,668
S&P MidCap 400 E-Mini Index	5	12/20/19	977	8,095

				$14,763

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$14,763

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$85,910

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$14,763

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$578,817

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$722,007,132	$—	$—	$722,007,132
Money Market Funds	23,641,313	—	—	23,641,313

	$745,648,445	$—	$—	$745,648,445

Derivative financial instruments(a)
Assets
Futures Contracts	$14,763	$—	$—	$14,763

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
BWX Technologies Inc.	26,773	$1,555,511
HEICO Corp.(a)	11,351	1,400,032
HEICO Corp., Class A	20,260	1,930,170
Parsons Corp.(a)(b)	5,314	189,179
Teledyne Technologies Inc.(b)	10,238	3,374,445
TransDigm Group Inc.	13,970	7,352,132

		15,801,469

Air Freight & Logistics — 0.3%
XPO Logistics Inc.(a)(b)	25,928	1,980,899

Banks — 0.8%
First Republic Bank/CA	47,343	5,035,401

Biotechnology — 4.7%
Alnylam Pharmaceuticals Inc.(a)(b)	31,280	2,713,227
BioMarin Pharmaceutical Inc.(b)	50,507	3,697,618
Bluebird Bio Inc.(a)(b)	15,546	1,259,226
Exact Sciences Corp.(b)	36,442	3,170,454
Exelixis Inc.(b)	85,372	1,318,997
Incyte Corp.(b)	50,238	4,215,973
Ionis Pharmaceuticals Inc.(b)	35,963	2,003,858
Neurocrine Biosciences Inc.(b)	25,758	2,562,663
Sage Therapeutics Inc.(a)(b)	14,542	1,972,622
Sarepta Therapeutics Inc.(b)	19,891	1,652,147
Seattle Genetics Inc.(a)(b)	31,844	3,420,046

		27,986,831

Building Products — 0.9%
Allegion PLC	26,264	3,047,675
Lennox International Inc.	9,912	2,451,832

		5,499,507

Capital Markets — 3.0%
E*TRADE Financial Corp.	63,844	2,668,041
FactSet Research Systems Inc.	10,761	2,728,129
LPL Financial Holdings Inc.	23,152	1,871,607
MarketAxess Holdings Inc.	10,626	3,916,637
Morningstar Inc.	5,774	934,464
MSCI Inc.	23,837	5,591,207

		17,710,085

Chemicals — 0.6%
FMC Corp.	36,759	3,363,449

Commercial Services & Supplies — 2.3%
Cintas Corp.	23,363	6,276,937
Copart Inc.(b)	56,743	4,689,241
IAA Inc.(b)	37,544	1,432,304
Rollins Inc.	39,609	1,509,499

		13,907,981

Communications Equipment — 0.7%
Arista Networks Inc.(a)(b)	15,315	3,745,589
Ubiquiti Inc.(a)(b)	3,669	464,459

		4,210,048

Construction Materials — 1.7%
Martin Marietta Materials Inc.	17,573	4,602,545
Vulcan Materials Co.	37,230	5,319,050

		9,921,595

Consumer Finance — 0.3%
Credit Acceptance Corp.(b)	3,912	1,712,713

Security	Shares	Value

Distributors — 0.4%
Pool Corp.	11,229	$2,328,895

Diversified Consumer Services — 0.6%
Bright Horizons Family Solutions Inc.(b)	16,372	2,431,569
Grand Canyon Education Inc.(b)	13,628	1,253,231

		3,684,800

Diversified Telecommunication Services — 0.4%
Zayo Group Holdings Inc.(b)	66,454	2,268,740

Electronic Equipment, Instruments & Components — 3.0%
CDW Corp./DE	40,728	5,209,519
Cognex Corp.(a)	48,003	2,471,674
FLIR Systems Inc.	38,142	1,966,602
IPG Photonics Corp.(b)	10,051	1,349,648
Keysight Technologies Inc.(b)	52,791	5,327,140
National Instruments Corp.	33,495	1,386,358

		17,710,941

Energy Equipment & Services — 0.9%
Baker Hughes Co.	182,690	3,909,566
Helmerich & Payne Inc.	30,781	1,154,287

		5,063,853

Entertainment — 1.3%
Live Nation Entertainment Inc.(b)	39,116	2,757,678
Madison Square Garden Co. (The), Class A(b)	4,814	1,284,953
Take-Two Interactive Software Inc.(b)	31,852	3,833,388

		7,876,019

Equity Real Estate Investment Trusts (REITs) — 3.4%
American Campus Communities Inc.	38,648	1,931,627
American Homes 4 Rent, Class A	71,687	1,897,555
CyrusOne Inc.	31,838	2,269,413
Regency Centers Corp.	47,214	3,174,669
SBA Communications Corp.(a)	31,832	7,660,371
Vornado Realty Trust	44,547	2,923,619

		19,857,254

Food Products — 1.8%
Lamb Weston Holdings Inc.	41,049	3,203,464
McCormick & Co. Inc./MD, NVS	34,630	5,564,695
Post Holdings Inc.(b)	19,330	1,989,057

		10,757,216

Health Care Equipment & Supplies — 7.2%
ABIOMED Inc.(a)(b)	12,763	2,649,344
Align Technology Inc.(b)	20,455	5,160,592
Cooper Companies Inc. (The)	13,952	4,060,032
DexCom Inc.(b)	25,663	3,958,261
Hill-Rom Holdings Inc.	18,793	1,967,439
IDEXX Laboratories Inc.(b)	24,229	6,905,507
Insulet Corp.(a)(b)	16,963	2,465,063
Masimo Corp.(b)	13,800	2,011,902
ResMed Inc.	40,434	5,980,997
Teleflex Inc.	13,012	4,520,499
West Pharmaceutical Services Inc.	20,744	2,983,817

		42,663,453

Health Care Providers & Services — 1.0%
Chemed Corp.	4,479	1,764,323
WellCare Health Plans Inc.(b)	14,160	4,199,856

		5,964,179

Health Care Technology — 1.9%
Cerner Corp.	89,607	6,014,422

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Veeva Systems Inc., Class A(a)(b)	36,607	$5,191,971

		11,206,393

Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill Inc.(b)	7,178	5,585,632
Domino’s Pizza Inc.	11,622	3,156,768
Dunkin’ Brands Group Inc.	23,266	1,829,173
Hilton Worldwide Holdings Inc.	80,731	7,827,678
Planet Fitness Inc., Class A(a)(b)	23,631	1,504,349
Vail Resorts Inc.	11,307	2,627,407
Wynn Resorts Ltd.	27,296	3,312,097

		25,843,104

Household Durables — 0.6%
NVR Inc.(b)	967	3,516,583

Household Products — 0.8%
Church & Dwight Co. Inc.	69,541	4,863,698

Insurance — 1.3%
Brown & Brown Inc.	65,666	2,474,295
Erie Indemnity Co., Class A, NVS	5,197	957,651
Markel Corp.(b)	3,890	4,555,190

		7,987,136

Interactive Media & Services — 1.8%
IAC/InterActiveCorp.(b)	20,328	4,619,538
Snap Inc., Class A, NVS(a)(b)	214,342	3,227,991
TripAdvisor Inc.(b)	29,623	1,196,769
Zillow Group Inc., Class A(b)	9,706	314,377
Zillow Group Inc., Class C, NVS(a)(b)	35,097	1,143,109

		10,501,784

Internet & Direct Marketing Retail — 2.7%
Etsy Inc.(a)(b)	33,882	1,507,410
Expedia Group Inc.	39,357	5,378,528
GrubHub Inc.(b)	25,696	875,206
MercadoLibre Inc.(b)	12,631	6,587,319
Wayfair Inc., Class A(a)(b)	18,254	1,501,026

		15,849,489

IT Services — 11.4%
Akamai Technologies Inc.(b)	46,432	4,016,369
Black Knight Inc.(b)	42,071	2,700,958
Broadridge Financial Solutions Inc.	32,163	4,027,451
EPAM Systems Inc.(b)	15,428	2,714,711
Euronet Worldwide Inc.(b)	15,344	2,149,234
FleetCor Technologies Inc.(b)	24,363	7,168,082
Gartner Inc.(b)	25,368	3,908,701
Global Payments Inc.	84,441	14,285,728
GoDaddy Inc., Class A(b)	49,868	3,242,916
Jack Henry & Associates Inc.	21,698	3,071,569
Okta Inc.(a)(b)	29,999	3,271,991
Square Inc., Class A(b)	96,429	5,923,634
Twilio Inc., Class A(a)(b)	34,206	3,302,931
VeriSign Inc.(b)	29,316	5,570,626
WEX Inc.(b)	12,172	2,302,699

		67,657,600

Life Sciences Tools & Services — 4.7%
Agilent Technologies Inc.	87,095	6,597,446
Avantor Inc.(b)	62,412	886,875
Bio-Rad Laboratories Inc., Class A(b)	6,045	2,004,643
Bio-Techne Corp.	10,706	2,228,668
Bruker Corp.(a)	28,787	1,281,022

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International Inc.(b)	13,728	$1,784,365
Mettler-Toledo International Inc.(a)(b)	6,926	4,882,414
PerkinElmer Inc.	31,243	2,685,648
PRA Health Sciences Inc.(b)	17,663	1,725,852
Waters Corp.(a)(b)	18,788	3,975,917

		28,052,850

Machinery — 3.6%
Graco Inc.	46,918	2,120,694
IDEX Corp.	21,346	3,319,943
Nordson Corp.	14,392	2,256,809
Toro Co. (The)	29,984	2,312,666
WABCO Holdings Inc.(b)	14,414	1,940,413
Wabtec Corp.	51,253	3,555,421
Woodward Inc.	15,854	1,690,988
Xylem Inc./NY	50,666	3,885,575

		21,082,509

Media — 0.3%
Cable One Inc.	1,415	1,875,399

Metals & Mining — 0.4%
Royal Gold Inc.	18,441	2,128,829

Multiline Retail — 0.2%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	15,391	983,177

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp.	117,682	2,193,592
Cheniere Energy Inc.(b)	65,763	4,047,713
Cimarex Energy Co.	28,537	1,204,832
Concho Resources Inc.	56,590	3,820,957
Diamondback Energy Inc.	45,886	3,935,183
WPX Energy Inc.(b)	119,264	1,190,255

		16,392,532

Pharmaceuticals — 1.0%
Catalent Inc.(a)(b)	41,072	1,998,153
Elanco Animal Health Inc.(a)(b)	104,914	2,834,776
Nektar Therapeutics(b)	49,508	847,825

		5,680,754

Professional Services — 4.2%
CoStar Group Inc.(b)	10,286	5,652,363
IHS Markit Ltd.(b)	112,883	7,904,067
TransUnion	52,853	4,366,715
Verisk Analytics Inc.	46,016	6,658,515

		24,581,660

Road & Rail — 0.9%
Lyft Inc., Class A(b)	55,926	2,317,574
Old Dominion Freight Line Inc.	18,003	3,277,986

		5,595,560

Semiconductors & Semiconductor Equipment — 1.6%
Cree Inc.(a)(b)	30,147	1,438,916
Cypress Semiconductor Corp.	103,879	2,417,264
Mellanox Technologies Ltd.(b)	15,414	1,737,158
Monolithic Power Systems Inc.	11,329	1,698,444
Universal Display Corp.	11,925	2,387,147

		9,678,929

Software — 13.1%
ANSYS Inc.(b)	23,669	5,210,730
Aspen Technology Inc.(b)	19,398	2,232,904
Cadence Design Systems Inc.(b)	78,845	5,152,521

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
CDK Global Inc.	34,090	$1,722,909
Ceridian HCM Holding Inc.(a)(b)	25,066	1,209,434
Coupa Software Inc.(a)(b)	17,375	2,388,889
DocuSign Inc.(a)(b)	34,709	2,297,389
Dropbox Inc., Class A(a)(b)	60,179	1,192,748
Fair Isaac Corp.(b)	8,128	2,471,237
Fortinet Inc.(a)(b)	39,995	3,261,992
Guidewire Software Inc.(a)(b)	23,013	2,594,486
HubSpot Inc.(a)(b)	11,251	1,745,030
New Relic Inc.(b)	13,954	893,893
Nutanix Inc., Class A(b)	40,290	1,177,274
Palo Alto Networks Inc.(a)(b)	27,011	6,142,031
Paycom Software Inc.(b)	13,831	2,925,671
Pegasystems Inc.	10,700	804,747
Proofpoint Inc.(a)(b)	15,785	1,821,115
PTC Inc.(b)	29,158	1,950,962
RealPage Inc.(a)(b)	22,389	1,355,654
RingCentral Inc., Class A(a)(b)	20,196	3,262,058
Splunk Inc.(b)	42,261	5,069,630
SS&C Technologies Holdings Inc.	62,133	3,231,537
Synopsys Inc.(b)	42,296	5,741,682
Trade Desk Inc. (The), Class A(b)	10,985	2,205,788
Tyler Technologies Inc.(b)	10,875	2,920,155
VMware Inc., Class A	22,130	3,502,515
Zendesk Inc.(a)(b)	31,235	2,206,753
Zscaler Inc.(a)(b)	18,026	792,783

		77,484,517

Specialty Retail — 1.6%
Burlington Stores Inc.(a)(b)	18,651	3,584,163
Five Below Inc.(b)	15,658	1,958,972
Ulta Salon Cosmetics & Fragrance Inc.(b)	16,562	3,861,430

		9,404,565

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.5%
Lululemon Athletica Inc.(b)	31,818	$6,499,463
Under Armour Inc., Class A(a)(b)	53,116	1,096,845
Under Armour Inc., Class C, NVS(a)(b)	54,888	1,015,428

		8,611,736

Trading Companies & Distributors — 1.0%
Fastenal Co.	161,383	5,800,105

Total Common Stocks — 99.8%

(Cost: $486,494,514)		590,084,237

Short-Term Investments

Money Market Funds — 9.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	56,310,353	56,338,508
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	891,000	891,000

		57,229,508

Total Short-Term Investments — 9.7%

(Cost: $57,219,948)		57,229,508

Total Investments in Securities — 109.5%

(Cost: $543,714,462)		647,313,745

Other Assets, Less Liabilities — (9.5)%		(56,349,694)

Net Assets — 100.0%		$590,964,051

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,772,170	19,538,183	56,310,353	$56,338,508	$76,386	(b)	$(158)	$4,581
BlackRock Cash Funds: Treasury, SL Agency Shares	218,923	672,077	891,000	891,000	4,494		—	—

				$57,229,508	$80,880		$(158)	$4,581

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Technology Index	4	12/20/19	$336	$10,951

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap Growth ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index	6	12/20/19	$469	$14,957

				$25,908

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$25,908

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$25,825

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$25,908

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$268,340

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$590,084,237	$—	$—	$590,084,237
Money Market Funds	57,229,508	—	—	57,229,508

	$647,313,745	$—	$—	$647,313,745

Derivative financial instruments(a)
Assets
Futures Contracts	$25,908	$—	$—	$25,908

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Arconic Inc.	97,881	$2,688,791

Airlines — 2.5%
Alaska Air Group Inc.	31,160	2,163,439
American Airlines Group Inc.	100,137	3,010,118
JetBlue Airways Corp.(a)(b)	74,988	1,447,269
United Airlines Holdings Inc.(a)	55,831	5,071,688

		11,692,514

Auto Components — 1.1%
Autoliv Inc.	19,860	1,545,902
BorgWarner Inc.	52,213	2,176,238
Lear Corp.	14,053	1,655,022

		5,377,162

Automobiles — 0.3%
Harley-Davidson Inc.	39,663	1,543,287

Banks — 6.9%
BOK Financial Corp.	8,150	628,772
CIT Group Inc.	23,881	1,024,256
Citizens Financial Group Inc.	112,972	3,972,096
Cullen/Frost Bankers Inc.	14,379	1,295,260
Fifth Third Bancorp.	184,583	5,367,674
Huntington Bancshares Inc./OH	262,247	3,705,550
KeyCorp.	253,508	4,555,539
People’s United Financial Inc.	112,025	1,811,444
Popular Inc.	24,459	1,332,037
Prosperity Bancshares Inc.	23,931	1,651,718
Regions Financial Corp.	252,122	4,059,164
Synovus Financial Corp.	39,056	1,322,827
Zions Bancorp. N.A.	44,736	2,168,354

		32,894,691

Beverages — 0.5%
Molson Coors Brewing Co., Class B	47,467	2,502,460

Building Products — 0.8%
Fortune Brands Home & Security Inc.	35,358	2,123,248
Owens Corning	27,512	1,685,935

		3,809,183

Capital Markets — 1.0%
Affiliated Managers Group Inc.	12,771	1,020,147
Franklin Resources Inc.	71,304	1,964,425
Invesco Ltd.	97,447	1,639,059

		4,623,631

Chemicals — 1.4%
Chemours Co. (The)	41,228	676,551
Eastman Chemical Co.	34,616	2,632,201
Huntsman Corp.	51,504	1,139,783
Mosaic Co. (The)	89,769	1,784,608
Westlake Chemical Corp.	8,789	555,377

		6,788,520

Commercial Services & Supplies — 0.0%
ADT Inc.(b)	26,288	203,469

Communications Equipment — 0.5%
Juniper Networks Inc.	87,407	2,169,442

Construction & Engineering — 0.7%
AECOM(a)	39,902	1,596,479

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.(b)	35,980	$1,512,959

		3,109,438

Consumer Finance — 0.8%
Ally Financial Inc.	98,652	3,021,711
Santander Consumer USA Holdings Inc.	26,401	662,137

		3,683,848

Containers & Packaging — 4.0%
Avery Dennison Corp.	21,274	2,720,094
Berry Global Group Inc.(a)	33,434	1,387,845
Crown Holdings Inc.(a)(b)	34,251	2,494,843
International Paper Co.	99,264	4,335,852
Packaging Corp. of America	23,920	2,618,283
Sealed Air Corp.	39,085	1,632,581
Sonoco Products Co.	25,319	1,460,906
Westrock Co.	65,033	2,430,283

		19,080,687

Distributors — 0.8%
Genuine Parts Co.	36,912	3,786,433

Diversified Financial Services — 0.3%
AXA Equitable Holdings Inc.	75,777	1,636,783

Diversified Telecommunication Services — 0.7%
CenturyLink Inc.	248,059	3,209,884

Electric Utilities — 9.5%
Alliant Energy Corp.	60,018	3,201,360
Avangrid Inc.	14,146	708,007
Edison International	90,484	5,691,444
Entergy Corp.	50,241	6,103,277
Evergy Inc.	59,499	3,802,581
Eversource Energy	81,769	6,847,336
FirstEnergy Corp.	136,447	6,593,119
IDACORP Inc.	12,752	1,372,370
OGE Energy Corp.	50,587	2,178,276
Pinnacle West Capital Corp.	28,378	2,670,937
PPL Corp.	182,501	6,111,959

		45,280,666

Electronic Equipment, Instruments & Components — 0.9%
Arrow Electronics Inc.(a)(b)	21,031	1,667,338
Avnet Inc.	26,132	1,033,782
Flex Ltd.(a)(b)	130,286	1,530,860

		4,231,980

Energy Equipment & Services — 0.5%
National Oilwell Varco Inc.	97,544	2,206,445

Entertainment — 0.4%
Viacom Inc., Class A(b)	2,442	58,339
Viacom Inc., Class B, NVS	89,469	1,928,952

		1,987,291

Equity Real Estate Investment Trusts (REITs) — 8.9%
Brixmor Property Group Inc.	75,339	1,658,965
Healthpeak Properties Inc.	124,096	4,668,492
Kimco Realty Corp.	106,671	2,299,827
Lamar Advertising Co., Class A	21,734	1,738,937
Liberty Property Trust	39,878	2,355,593
Macerich Co. (The)	27,963	768,983
Medical Properties Trust Inc.	112,781	2,337,950
National Retail Properties Inc.	43,370	2,554,927
Omega Healthcare Investors Inc.	54,720	2,409,869

30	2019 ISHARES SEMI - ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Park Hotels & Resorts Inc.	60,654	$1,410,205
SL Green Realty Corp.	20,842	1,742,391
Ventas Inc.	94,147	6,128,970
VEREIT Inc.	266,681	2,624,141
Weyerhaeuser Co.	188,232	5,498,257
WP Carey Inc.	43,155	3,972,849

		42,170,356

Food & Staples Retailing — 1.5%
Kroger Co. (The)	201,844	4,973,436
U.S. Foods Holding Corp.(a)	55,383	2,197,044

		7,170,480

Food Products — 4.7%
Bunge Ltd.	35,783	1,932,282
Campbell Soup Co.	42,628	1,974,103
Conagra Brands Inc.	122,957	3,325,987
Ingredion Inc.	16,887	1,334,073
JM Smucker Co. (The)	28,818	3,045,486
Kellogg Co.	62,833	3,991,781
Pilgrim’s Pride Corp.(a)(b)	13,365	405,761
Tyson Foods Inc., Class A	74,460	6,164,543

		22,174,016

Gas Utilities — 0.7%
National Fuel Gas Co.	21,905	992,515
UGI Corp.	52,801	2,517,024

		3,509,539

Health Care Equipment & Supplies — 1.5%
Zimmer Biomet Holdings Inc.	51,880	7,171,372

Health Care Providers & Services — 5.0%
AmerisourceBergen Corp.	38,428	3,280,983
Cardinal Health Inc.	75,334	3,725,266
Laboratory Corp. of America Holdings(a)	24,687	4,067,677
McKesson Corp.	46,722	6,214,026
Quest Diagnostics Inc.	34,029	3,445,436
Universal Health Services Inc., Class B	20,526	2,821,504

		23,554,892

Hotels, Restaurants & Leisure — 0.9%
Aramark	62,390	2,730,186
Caesars Entertainment Corp.(a)(b)	140,550	1,725,954

		4,456,140

Household Durables — 2.9%
Leggett & Platt Inc.	33,273	1,706,905
Lennar Corp., Class A	71,864	4,283,094
Lennar Corp., Class B	4,003	188,221
Mohawk Industries Inc.(a)(b)	15,140	2,170,773
Newell Brands Inc.	96,342	1,827,608
Toll Brothers Inc.	32,698	1,300,400
Whirlpool Corp.	16,052	2,441,830

		13,918,831

Independent Power and Renewable Electricity Producers — 0.6%
AES Corp./VA	167,745	2,860,052

Insurance — 7.8%
Alleghany Corp.(a)	3,646	2,837,645
American Financial Group Inc./OH	17,852	1,857,322
Arch Capital Group Ltd.(a)	102,334	4,273,468
Assurant Inc.	15,454	1,948,286
Athene Holding Ltd., Class A(a)	30,484	1,321,481
Fidelity National Financial Inc.	69,341	3,178,592

Security	Shares	Value

Insurance (continued)
First American Financial Corp.	28,349	$1,751,401
Globe Life Inc.	25,363	2,468,581
Hartford Financial Services Group Inc. (The)	91,366	5,215,171
Lincoln National Corp.	50,586	2,857,097
Old Republic International Corp.	72,075	1,610,156
Principal Financial Group Inc.	65,516	3,497,244
Reinsurance Group of America Inc.	15,859	2,576,612
Unum Group	52,615	1,449,017

		36,842,073

Internet & Direct Marketing Retail — 0.2%
Qurate Retail Inc., Series A(a)(b)	98,610	940,739

IT Services — 1.0%
DXC Technology Co.	66,237	1,832,778
Western Union Co. (The)	107,111	2,684,201

		4,516,979

Machinery — 2.6%
PACCAR Inc.	87,522	6,656,924
Stanley Black & Decker Inc.	38,343	5,802,446

		12,459,370

Media — 3.2%
DISH Network Corp., Class A(a)	60,813	2,090,751
Fox Corp., Class A, NVS	89,560	2,869,503
Fox Corp., Class B(a)	40,947	1,279,184
Interpublic Group of Companies Inc. (The)	97,880	2,128,890
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	21,013	943,694
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	38,388	1,734,754
Omnicom Group Inc.	54,965	4,242,748

		15,289,524

Metals & Mining — 2.6%
Alcoa Corp.(a)	46,795	972,868
Freeport-McMoRan Inc.	366,618	3,600,189
Nucor Corp.	76,603	4,125,071
Reliance Steel & Aluminum Co.	16,857	1,956,086
Steel Dynamics Inc.	55,546	1,686,377

		12,340,591

Mortgage Real Estate Investment — 1.9%
AGNC Investment Corp.	138,438	2,360,368
Annaly Capital Management Inc.	367,959	3,304,272
New Residential Investment Corp.	105,094	1,664,689
Starwood Property Trust Inc.	71,177	1,750,954

		9,080,283

Multi-Utilities — 6.4%
Ameren Corp.	62,111	4,826,025
CenterPoint Energy Inc.	126,903	3,689,070
CMS Energy Corp.	71,709	4,583,639
DTE Energy Co.	46,318	5,897,208
MDU Resources Group Inc.	50,365	1,455,045
NiSource Inc.	94,339	2,645,266
WEC Energy Group Inc.	79,706	7,524,246

		30,620,499

Multiline Retail — 0.9%
Kohl’s Corp.	40,223	2,061,831
Macy’s Inc.	77,905	1,181,040
Nordstrom Inc.	27,127	973,859

		4,216,730

Oil, Gas & Consumable Fuels — 2.4%
Apache Corp.	95,034	2,058,437

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corp.	102,151	$2,071,622
Equitrans Midstream Corp.	51,777	720,736
HollyFrontier Corp.	38,272	2,102,664
Noble Energy Inc.	120,847	2,327,513
Targa Resources Corp.	58,825	2,287,116

		11,568,088

Personal Products — 0.4%
Coty Inc., Class A	74,645	872,600
Herbalife Nutrition Ltd.(a)(b)	24,181	1,080,165

		1,952,765

Pharmaceuticals — 0.9%
Mylan NV(a)	130,353	2,496,260
Perrigo Co. PLC	34,399	1,823,835

		4,320,095

Professional Services — 0.7%
ManpowerGroup Inc.	15,091	1,372,074
Nielsen Holdings PLC	89,923	1,812,847

		3,184,921

Semiconductors & Semiconductor Equipment — 0.2%
First Solar Inc.(a)(b)	19,137	991,105

Software — 0.7%
NortonLifeLock Inc.	143,674	3,287,261

Specialty Retail — 1.5%
Best Buy Co. Inc.	58,609	4,209,885
Foot Locker Inc.	27,666	1,203,748
Gap Inc. (The)	54,359	883,877
L Brands Inc.	58,550	997,692

		7,295,202

Technology Hardware, Storage & Peripherals — 3.5%
Dell Technologies Inc., Class C(a)	39,219	2,074,293
Hewlett Packard Enterprise Co.	329,906	5,413,758
Seagate Technology PLC	59,824	3,471,587
Western Digital Corp.	74,796	3,863,213
Xerox Holdings Corp.(a)	48,151	1,633,763

		16,456,614

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.8%
Capri Holdings Ltd.(a)	38,226	$1,187,682
Hanesbrands Inc.	91,492	1,391,593
Ralph Lauren Corp.	13,073	1,255,793

		3,835,068

Thrifts & Mortgage Finance — 0.3%
New York Community Bancorp. Inc.	118,220	1,377,263

Trading Companies & Distributors — 0.9%
HD Supply Holdings Inc.(a)	43,206	1,708,365
United Rentals Inc.(a)(b)	19,501	2,604,749

		4,313,114

Total Common Stocks — 99.8% (Cost: $432,093,173)		474,380,567

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	7,089,701	7,093,246
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	874,000	874,000

		7,967,246

Total Short-Term Investments — 1.7% (Cost: $7,966,653)		7,967,246

Total Investments in Securities — 101.5% (Cost: $440,059,826)		482,347,813

Other Assets, Less Liabilities — (1.5)%		(7,348,344)

Net Assets — 100.0%		$474,999,469

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,184,023	2,905,678	7,089,701	$7,093,246	$8,493	(b)	$101		$144
BlackRock Cash Funds: Treasury, SL Agency Shares	336,338	537,662	874,000	874,000	7,352		—		—

				$7,967,246	$15,845		$101		$144

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap Value ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Utilities Index	2	12/20/19	$129	$(345)
S&P MidCap 400 E-Mini Index	2	12/20/19	391	1,876

				$1,531

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,876

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$345

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$43,377

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,531

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$173,480

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Mid-Cap Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$474,380,567	$—	$—	$474,380,567
Money Market Funds	7,967,246	—	—	7,967,246

	$482,347,813	$—	$—	$482,347,813

Derivative financial instruments(a)
Assets
Futures Contracts	$1,876	$—	$—	$1,876
Liabilities
Futures Contracts	(345)	—	—	(345)

	$1,531	$—	$—	$1,531

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	14,982	$2,026,316
Moog Inc., Class A	11,396	953,959

		2,980,275

Airlines — 0.3%
Allegiant Travel Co.	4,631	774,905

Auto Components — 1.0%
Dorman Products Inc.(a)(b)	10,231	736,120
LCI Industries	8,782	852,908
Visteon Corp.(a)(b)	9,801	911,689

		2,500,717

Banks — 10.0%
Ameris Bancorp.	22,912	981,779
Atlantic Union Bankshares Corp.	28,806	1,061,789
BancFirst Corp.	6,336	366,791
CenterState Bank Corp.	45,238	1,147,236
Community Bank System Inc.	17,681	1,198,418
CVB Financial Corp.	46,679	969,990
Eagle Bancorp. Inc.	11,862	535,451
First BanCorp./Puerto Rico	75,516	794,428
First Citizens BancShares Inc./NC, Class A	3,047	1,498,880
First Interstate BancSystem Inc., Class A	12,335	517,577
Glacier Bancorp. Inc.	30,034	1,271,039
Heartland Financial USA Inc.	11,449	535,584
Home BancShares Inc./AR	54,606	1,009,119
Independent Bank Corp.	12,049	988,982
Independent Bank Group Inc.	12,803	684,576
Investors Bancorp. Inc.	78,590	947,010
Pinnacle Financial Partners Inc.	25,361	1,491,734
South State Corp.	11,976	944,427
Sterling Bancorp./DE	71,985	1,414,505
Texas Capital Bancshares Inc.(a)	17,651	954,213
TowneBank/Portsmouth VA	22,505	632,166
UMB Financial Corp.	15,151	988,754
United Community Banks Inc./GA	26,164	790,415
Webster Financial Corp.	32,330	1,425,753
Wintrust Financial Corp.	19,876	1,268,486

		24,419,102

Biotechnology — 1.2%
Arrowhead Pharmaceuticals Inc.(a)(b)	33,433	1,338,992
Immunomedics Inc.(a)(b)	59,956	959,296
Insmed Inc.(a)(b)	31,326	582,350

		2,880,638

Building Products — 0.9%
Advanced Drainage Systems Inc.	17,813	659,437
Resideo Technologies Inc.(a)(b)	43,228	411,963
Universal Forest Products Inc.	21,393	1,077,352

		2,148,752

Capital Markets — 2.2%
Cohen & Steers Inc.	7,624	498,915
Eaton Vance Corp., NVS	39,634	1,807,311
Evercore Inc., Class A	13,980	1,029,487
Moelis & Co., Class A	17,305	617,442
Stifel Financial Corp.	24,397	1,365,744

		5,318,899

Chemicals — 4.3%
Ashland Global Holdings Inc.	21,220	1,641,791

Security	Shares	Value

Chemicals (continued)
Ferro Corp.(a)	28,858	$321,189
GCP Applied Technologies Inc.(a)(b)	18,962	391,755
HB Fuller Co.	17,868	871,958
Innospec Inc.	8,590	784,782
Livent Corp.(a)(b)	51,367	352,378
NewMarket Corp.	2,589	1,256,934
Olin Corp.	57,646	1,057,228
PQ Group Holdings Inc.(a)	13,423	221,077
Scotts Miracle-Gro Co. (The)	13,815	1,386,888
Sensient Technologies Corp.	14,850	929,016
WR Grace & Co.	19,655	1,306,075

		10,521,071

Commercial Services & Supplies — 2.8%
ABM Industries Inc.	23,286	849,008
Brady Corp., Class A, NVS	17,355	977,781
BrightView Holdings Inc.(a)	10,718	190,780
Brink’s Co. (The)	17,539	1,490,113
Casella Waste Systems Inc., Class A(a)(b)	15,364	669,717
Herman Miller Inc.	20,705	962,782
Mobile Mini Inc.	15,697	590,521
UniFirst Corp./MA(b)	5,388	1,082,126

		6,812,828

Communications Equipment — 0.9%
NetScout Systems Inc.(a)	23,459	568,177
Plantronics Inc.	11,384	448,757
Viavi Solutions Inc.(a)	80,238	1,280,599

		2,297,533

Construction & Engineering — 1.7%
Comfort Systems USA Inc.	12,951	652,860
Dycom Industries Inc.(a)(b)	11,054	503,952
EMCOR Group Inc.	19,690	1,727,010
MasTec Inc.(a)	21,137	1,330,362

		4,214,184

Construction Materials — 0.9%
Eagle Materials Inc.	14,734	1,345,803
Summit Materials Inc., Class A(a)	39,292	900,966

		2,246,769

Consumer Finance — 0.5%
SLM Corp.	149,568	1,262,354

Containers & Packaging — 1.0%
Graphic Packaging Holding Co.	103,069	1,614,061
Silgan Holdings Inc.	27,289	839,682

		2,453,743

Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.(a)	19,295	574,605
frontdoor Inc.(a)	29,679	1,431,418

		2,006,023

Diversified Financial Services — 0.4%
Cannae Holdings Inc.(a)(b)	23,557	687,864
FGL Holdings	46,095	416,238

		1,104,102

Diversified Telecommunication Services — 0.7%
Iridium Communications Inc.(a)	33,946	830,659
Vonage Holdings Corp.(a)	79,808	779,724

		1,610,383

Electric Utilities — 0.7%
MGE Energy Inc.	12,155	936,421

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Otter Tail Corp.	13,947	$790,516

		1,726,937

Electrical Equipment — 1.3%
EnerSys	14,895	995,880
Generac Holdings Inc.(a)	21,869	2,112,108

		3,107,988

Electronic Equipment, Instruments & Components — 2.4%
Coherent Inc.(a)(b)	8,414	1,253,013
Fabrinet(a)(b)	12,941	727,672
Insight Enterprises Inc.(a)(b)	12,558	770,810
Knowles Corp.(a)(b)	30,053	648,544
Plexus Corp.(a)	10,268	759,216
SYNNEX Corp.	14,326	1,686,743

		5,845,998

Energy Equipment & Services — 0.6%
Dril-Quip Inc.(a)(b)	12,728	522,103
Patterson-UTI Energy Inc.	71,101	591,560
ProPetro Holding Corp.(a)	28,928	224,192
RPC Inc.	18,362	76,019

		1,413,874

Entertainment — 0.6%
Cinemark Holdings Inc.	37,378	1,368,035

Equity Real Estate Investment Trusts (REITs) — 13.8%
Acadia Realty Trust	29,611	828,516
Agree Realty Corp.	14,714	1,159,022
Alexander & Baldwin Inc.	23,872	561,231
Alexander’s Inc.	738	254,905
American Assets Trust Inc.	16,757	820,423
Brandywine Realty Trust	61,776	943,937
CareTrust REIT Inc.	33,503	812,113
Cousins Properties Inc.	51,457	2,064,969
EastGroup Properties Inc.	13,169	1,763,988
Empire State Realty Trust Inc., Class A	51,792	749,430
Equity Commonwealth	42,747	1,375,598
Four Corners Property Trust Inc.	23,935	685,738
Global Net Lease Inc.	29,667	577,913
Healthcare Realty Trust Inc.	45,315	1,575,603
Highwoods Properties Inc.	36,367	1,701,976
Life Storage Inc.	16,356	1,781,496
National Health Investors Inc.	15,203	1,304,265
National Storage Affiliates Trust	20,789	710,360
Paramount Group Inc.	70,650	951,655
Pebblebrook Hotel Trust	45,832	1,178,341
Physicians Realty Trust	64,974	1,213,065
Piedmont Office Realty Trust Inc., Class A	44,101	989,626
PotlatchDeltic Corp.	23,575	1,001,230
PS Business Parks Inc.	7,021	1,267,642
Rayonier Inc.	45,450	1,226,241
Retail Opportunity Investments Corp.	40,109	748,634
RLJ Lodging Trust	60,352	990,376
STAG Industrial Inc.	44,580	1,383,763
Taubman Centers Inc.	21,473	768,304
Uniti Group Inc.	67,898	469,854
Urban Edge Properties	40,364	852,084
Washington REIT	28,081	871,073

		33,583,371

Food & Staples Retailing — 2.6%
BJ’s Wholesale Club Holdings Inc.(a)(b)	42,679	1,139,529

Security	Shares	Value

Food & Staples Retailing (continued)
Casey’s General Stores Inc.	12,896	$2,202,766
Performance Food Group Co.(a)	36,903	1,572,437
PriceSmart Inc.(b)	7,829	580,129
Sprouts Farmers Market Inc.(a)	41,438	804,311

		6,299,172

Food Products — 1.4%
Cal-Maine Foods Inc.	10,625	423,831
J&J Snack Foods Corp.	5,219	995,577
Lancaster Colony Corp.	6,946	966,744
Seaboard Corp.	90	379,718
Simply Good Foods Co. (The)(a)	28,734	705,132

		3,471,002

Gas Utilities — 1.7%
New Jersey Resources Corp.	31,548	1,375,493
ONE Gas Inc.	18,498	1,717,354
South Jersey Industries Inc.	32,393	1,041,759

		4,134,606

Health Care Equipment & Supplies — 0.9%
Integer Holdings Corp.(a)	11,446	886,378
LivaNova PLC(a)	16,967	1,200,076

		2,086,454

Health Care Providers & Services — 1.4%
Acadia Healthcare Co. Inc.(a)(b)	31,038	930,830
AMN Healthcare Services Inc.(a)(b)	16,374	962,136
Premier Inc., Class A(a)(b)	22,210	723,602
Select Medical Holdings Corp.(a)	38,102	694,218

		3,310,786

Health Care Technology — 0.3%
Allscripts Healthcare Solutions Inc.(a)(b)	58,542	640,449

Hotels, Restaurants & Leisure — 3.4%
Bloomin’ Brands Inc.	30,494	604,086
Cheesecake Factory Inc. (The)	14,416	602,445
Cracker Barrel Old Country Store Inc.	8,435	1,311,643
Dine Brands Global Inc.	6,048	442,411
Hyatt Hotels Corp., Class A	13,183	985,297
Jack in the Box Inc.	9,059	761,137
Marriott Vacations Worldwide Corp.	13,589	1,493,839
Papa John’s International Inc.	7,726	452,357
SeaWorld Entertainment Inc.(a)	14,087	372,179
Six Flags Entertainment Corp.	27,506	1,160,478

		8,185,872

Household Durables — 2.1%
Helen of Troy Ltd.(a)	8,803	1,318,337
KB Home	29,983	1,070,093
Tempur Sealy International Inc.(a)	16,143	1,468,206
TopBuild Corp.(a)(b)	12,020	1,249,239

		5,105,875

Independent Power and Renewable Electricity Producers — 0.4%
Pattern Energy Group Inc., Class A	32,378	907,555

Insurance — 2.2%
Enstar Group Ltd.(a)	5,172	1,039,055
Mercury General Corp.	9,527	457,867
National General Holdings Corp.	23,076	491,980
ProAssurance Corp.	18,240	715,373
Selective Insurance Group Inc.	20,816	1,438,802
White Mountains Insurance Group Ltd.	1,061	1,136,331

		5,279,408

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 0.2%
Groupon Inc.(a)(b)	157,891	$438,937

IT Services — 2.6%
CACI International Inc., Class A(a)	8,724	1,951,995
CoreLogic Inc.(a)	28,096	1,137,607
EVERTEC Inc.	20,940	640,555
ManTech International Corp./VA, Class A	9,413	745,321
MAXIMUS Inc.	22,373	1,716,904
TTEC Holdings Inc.	5,067	240,024

		6,432,406

Leisure Products — 0.7%
Brunswick Corp./DE	30,056	1,750,461

Life Sciences Tools & Services — 0.4%
Syneos Health Inc.(a)	21,770	1,091,766

Machinery — 4.4%
Actuant Corp., Class A(b)	19,243	476,649
Altra Industrial Motion Corp.	22,655	697,774
Barnes Group Inc.	16,683	975,121
Franklin Electric Co. Inc.	13,503	727,137
Harsco Corp.(a)	28,199	571,594
Hillenbrand Inc.	21,982	676,826
ITT Inc.	30,854	1,834,270
Mueller Industries Inc.	19,874	611,523
Mueller Water Products Inc., Class A	55,223	646,109
Rexnord Corp.(a)(b)	37,117	1,050,040
Terex Corp.	22,985	633,237
Watts Water Technologies Inc., Class A	9,700	904,525
Welbilt Inc.(a)(b)	45,998	872,122

		10,676,927

Marine — 0.9%
Kirby Corp.(a)(b)	21,012	1,663,310
Matson Inc.	15,034	573,998

		2,237,308

Media — 1.7%
Gray Television Inc.(a)	30,173	495,139
John Wiley & Sons Inc., Class A	15,440	711,321
Meredith Corp.	14,096	531,419
Nexstar Media Group Inc., Class A	16,174	1,573,568
Sinclair Broadcast Group Inc., Class A	23,513	936,758

		4,248,205

Metals & Mining — 1.2%
Allegheny Technologies Inc.(a)	44,205	928,747
Carpenter Technology Corp.	16,713	819,271
Compass Minerals International Inc.	11,880	670,983
Kaiser Aluminum Corp.	5,613	601,040

		3,020,041

Mortgage Real Estate Investment — 0.2%
Colony Credit Real Estate Inc.	29,333	420,342

Oil, Gas & Consumable Fuels — 1.0%
Callon Petroleum Co.(a)	80,335	305,273
CNX Resources Corp.(a)(b)	65,915	555,663
CVR Energy Inc.	10,227	484,964
Jagged Peak Energy Inc.(a)	21,103	149,620
Oasis Petroleum Inc.(a)	102,459	267,418
Range Resources Corp.	73,552	296,415
SM Energy Co.	37,470	293,765

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Talos Energy Inc.(a)	7,088	$152,605

		2,505,723

Personal Products — 0.4%
Nu Skin Enterprises Inc., Class A	19,493	868,998

Pharmaceuticals — 1.8%
Amneal Pharmaceuticals Inc.(a)	37,313	114,924
Horizon Therapeutics PLC(a)	65,398	1,890,656
Reata Pharmaceuticals Inc., Class A(a)(b)	8,069	1,662,860
Zogenix Inc.(a)(b)	14,037	626,752

		4,295,192

Professional Services — 0.3%
Korn Ferry	19,645	720,775

Real Estate Management & Development — 0.4%
Kennedy-Wilson Holdings Inc.	43,512	1,001,211

Road & Rail — 1.6%
Genesee & Wyoming Inc., Class A(a)	19,848	2,203,723
Saia Inc.(a)	9,083	810,204
Schneider National Inc., Class B	11,905	272,267
Werner Enterprises Inc.	15,557	567,831

		3,854,025

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Energy Industries Inc.(a)(b)	13,441	794,363
Cirrus Logic Inc.(a)	20,385	1,385,365
Diodes Inc.(a)	14,497	676,285
MKS Instruments Inc.	19,103	2,067,327
Power Integrations Inc.	10,284	936,975

		5,860,315

Software — 3.0%
j2 Global Inc.	16,302	1,548,038
LogMeIn Inc.	17,333	1,138,431
Nuance Communications Inc.(a)(b)	100,149	1,634,432
Progress Software Corp.	15,700	626,116
Teradata Corp.(a)	40,005	1,197,350
Verint Systems Inc.(a)	23,061	1,046,739

		7,191,106

Specialty Retail — 2.4%
Aaron’s Inc.	23,683	1,774,567
Abercrombie & Fitch Co., Class A	22,141	358,463
Children’s Place Inc. (The)	5,483	449,113
Guess? Inc.	14,983	250,965
Lithia Motors Inc., Class A	7,859	1,237,635
RH(a)	5,606	1,018,610
Urban Outfitters Inc.(a)(b)	24,743	710,124

		5,799,477

Textiles, Apparel & Luxury Goods — 2.7%
Crocs Inc.(a)	21,968	768,660
Deckers Outdoor Corp.(a)(b)	10,126	1,548,266
G-III Apparel Group Ltd.(a)	15,157	380,592
Skechers U.S.A. Inc., Class A(a)	46,915	1,753,214
Steven Madden Ltd.	27,373	1,127,220
Wolverine World Wide Inc.	29,891	887,165

		6,465,117

Thrifts & Mortgage Finance — 1.4%
Axos Financial Inc.(a)(b)	18,678	542,596
Essent Group Ltd.	34,495	1,796,845
TFS Financial Corp.	17,681	340,536

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	18,584	$783,687

		3,463,664

Trading Companies & Distributors — 2.4%
Air Lease Corp.	36,414	1,601,488
Applied Industrial Technologies Inc.	13,545	810,533
Beacon Roofing Supply Inc.(a)(b)	24,035	746,046
GATX Corp.	12,517	995,727
Kaman Corp.	9,788	574,262
MSC Industrial Direct Co. Inc., Class A	15,791	1,156,059

		5,884,115

Water Utilities — 1.2%
American States Water Co.	12,914	1,228,509
California Water Service Group	16,893	945,501
SJW Group	9,081	657,010

		2,831,020

Total Common Stocks — 99.9% (Cost: $209,789,837)		243,076,791

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	17,422,456	17,431,167

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	383,000	$383,000

		17,814,167

Total Short-Term Investments — 7.3% (Cost: $17,809,864)		17,814,167

Total Investments in Securities — 107.2% (Cost: $227,599,701)		260,890,958

Other Assets, Less Liabilities — (7.2)%		(17,544,822)

Net Assets — 100.0%		$243,346,136

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,029,124	6,393,332	17,422,456	$17,431,167	$21,033	(b)	$1,599		$77
BlackRock Cash Funds: Treasury, SL Agency Shares	114,655	268,345	383,000	383,000	2,977		—		—

				$17,814,167	$24,010		$1,599		$77

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	1	12/20/19	$78	$3,913
S&P MidCap 400 E-Mini Index	1	12/20/19	196	7,934

				$11,847

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$11,847

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$24,720

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$11,847

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$91,223

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$243,076,791	$—	$—	$243,076,791
Money Market Funds	17,814,167	—	—	17,814,167

	$260,890,958	$—	$—	$260,890,958

Derivative financial instruments(a)
Assets
Futures Contracts	$11,847	$—	$—	$11,847

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Aerovironment Inc.(a)	6,989	$405,222
Axon Enterprise Inc.(a)(b)	19,188	981,083
Cubic Corp.(b)	10,096	744,479
Mercury Systems Inc.(a)	17,962	1,323,081

		3,453,865

Air Freight & Logistics — 0.3%
Forward Air Corp.	9,169	634,220

Auto Components — 0.4%
Fox Factory Holding Corp.(a)	12,443	758,276

Banks — 0.9%
First Financial Bankshares Inc.	43,979	1,463,621
ServisFirst Bancshares Inc.	14,909	521,815

		1,985,436

Beverages — 0.8%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,980	1,115,891
Coca-Cola Consolidated Inc.(b)	1,503	412,363
National Beverage Corp.	3,775	165,949

		1,694,203

Biotechnology — 10.1%
ACADIA Pharmaceuticals Inc.(a)(b)	34,156	1,448,556
Acceleron Pharma Inc.(a)	14,714	660,217
Agios Pharmaceuticals Inc.(a)(b)	16,743	503,629
Akcea Therapeutics Inc.(a)(b)	5,121	93,868
Alkermes PLC(a)	50,883	993,745
Amicus Therapeutics Inc.(a)	82,455	695,096
Atara Biotherapeutics Inc.(a)(b)	17,408	190,095
Biohaven Pharmaceutical Holding Co. Ltd.(a)	12,836	589,429
Blueprint Medicines Corp.(a)	15,905	1,094,900
CRISPR Therapeutics AG(a)	10,090	508,233
Emergent BioSolutions Inc.(a)(b)	14,203	811,844
Enanta Pharmaceuticals Inc.(a)(b)	5,163	314,323
FibroGen Inc.(a)	25,331	991,709
Genomic Health Inc.(a)	7,004	467,027
Global Blood Therapeutics Inc.(a)(b)	19,436	931,956
Halozyme Therapeutics Inc.(a)	39,799	609,721
Heron Therapeutics Inc.(a)(b)	24,605	522,856
Intercept Pharmaceuticals Inc.(a)	8,153	593,375
Invitae Corp.(a)(b)	27,738	446,859
Ironwood Pharmaceuticals Inc.(a)	50,678	508,807
Ligand Pharmaceuticals Inc.(a)	6,156	669,834
Madrigal Pharmaceuticals Inc.(a)(b)	2,648	244,755
Mirati Therapeutics Inc.(a)	10,944	1,030,706
Myriad Genetics Inc.(a)(b)	23,920	805,386
Portola Pharmaceuticals Inc.(a)(b)	22,749	657,674
PTC Therapeutics Inc.(a)(b)	19,090	780,590
REGENXBIO Inc.(a)	10,131	361,575
Repligen Corp.(a)	15,018	1,193,781
Spark Therapeutics Inc.(a)(b)	11,368	1,241,045
Ultragenyx Pharmaceutical Inc.(a)(b)	17,561	704,899
Xencor Inc.(a)	15,952	545,718

		21,212,208

Building Products — 2.3%
AAON Inc.	13,161	640,414
Armstrong World Industries Inc.	15,762	1,474,220
Simpson Manufacturing Co. Inc.	13,165	1,087,956

Security	Shares	Value

Building Products (continued)
Trex Co. Inc.(a)(b)	18,920	$1,662,879

		4,865,469

Capital Markets — 0.9%
Blucora Inc.(a)	15,820	342,187
Focus Financial Partners Inc., Class A(a)	9,765	213,658
Houlihan Lokey Inc.	13,251	626,242
Tradeweb Markets Inc., Class A	14,896	621,908

		1,803,995

Chemicals — 1.4%
Balchem Corp.	10,478	1,060,478
Ingevity Corp.(a)(b)	13,555	1,141,467
Quaker Chemical Corp.	4,190	640,567

		2,842,512

Commercial Services & Supplies — 3.5%
Advanced Disposal Services Inc.(a)(b)	23,327	764,659
Cimpress NV(a)(b)	9,153	1,209,294
Clean Harbors Inc.(a)	16,643	1,372,382
Covanta Holding Corp.	37,881	547,002
Healthcare Services Group Inc.	24,000	584,640
MSA Safety Inc.	11,535	1,385,007
Tetra Tech Inc.	17,697	1,547,957

		7,410,941

Communications Equipment — 2.0%
Acacia Communications Inc.(a)	12,106	794,880
InterDigital Inc.	10,080	540,590
Lumentum Holdings Inc.(a)	24,902	1,560,359
ViaSat Inc.(a)	18,659	1,284,486

		4,180,315

Consumer Finance — 0.8%
FirstCash Inc.	13,913	1,174,118
Green Dot Corp., Class A(a)	15,438	445,232

		1,619,350

Distributors — 0.2%
Core-Mark Holding Co. Inc.	14,857	453,436

Diversified Consumer Services — 1.0%
Chegg Inc.(a)(b)	36,809	1,128,564
Strategic Education Inc.	7,109	874,620

		2,003,184

Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings Inc.	13,493	791,230

Electrical Equipment — 0.2%
Sunrun Inc.(a)(b)	25,136	390,614

Electronic Equipment, Instruments & Components — 3.3%
Badger Meter Inc.	9,428	544,938
Dolby Laboratories Inc., Class A	20,885	1,343,532
II-VI Inc.(a)(b)	28,057	930,089
Itron Inc.(a)	11,372	867,229
Littelfuse Inc.	7,974	1,399,995
Novanta Inc.(a)(b)	11,372	1,012,677
Rogers Corp.(a)	6,010	814,235

		6,912,695

Energy Equipment & Services — 0.6%
Apergy Corp.(a)	25,084	631,364
Core Laboratories NV	14,366	632,679

		1,264,043

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment — 3.3%
Roku Inc.(a)(b)	27,662	$4,071,846
World Wrestling Entertainment Inc., Class A	15,402	863,128
Zynga Inc., Class A(a)	304,928	1,881,406

		6,816,380

Equity Real Estate Investment Trusts (REITs) — 5.3%
CoreSite Realty Corp.	11,964	1,405,770
Corporate Office Properties Trust	36,252	1,074,509
First Industrial Realty Trust Inc.	40,960	1,724,825
JBG SMITH Properties	38,222	1,538,818
QTS Realty Trust Inc., Class A	17,908	959,690
Rexford Industrial Realty Inc.(b)	35,540	1,709,119
Ryman Hospitality Properties Inc	16,659	1,402,188
Terreno Realty Corp.	21,225	1,197,302

		11,012,221

Food Products — 0.2%
Calavo Growers Inc.	5,299	459,582

Health Care Equipment & Supplies — 9.3%
Avanos Medical Inc.(a)	15,450	680,418
Cantel Medical Corp.(b)	11,902	867,537
CONMED Corp.	9,162	1,008,003
Glaukos Corp.(a)(b)	11,928	761,364
Globus Medical Inc., Class A(a)	24,820	1,299,823
Haemonetics Corp.(a)	16,441	1,984,922
ICU Medical Inc.(a)	6,224	1,005,861
Inogen Inc.(a)	5,895	320,894
Integra LifeSciences Holdings Corp.(a)	22,990	1,334,799
iRhythm Technologies Inc.(a)(b)	8,486	567,035
Merit Medical Systems Inc.(a)	17,867	369,043
Neogen Corp.(a)(b)	16,962	1,103,548
Nevro Corp.(a)	10,001	862,086
Novocure Ltd.(a)	24,798	1,776,529
NuVasive Inc.(a)	16,854	1,188,881
Penumbra Inc.(a)(b)	10,366	1,616,785
Quidel Corp.(a)	12,212	694,863
Tandem Diabetes Care Inc.(a)(b)	18,043	1,111,088
Wright Medical Group NV(a)	41,022	853,258

		19,406,737

Health Care Providers & Services — 2.9%
Amedisys Inc.(a)	10,419	1,339,050
BioTelemetry Inc.(a)(b)	10,974	431,937
Covetrus Inc.(a)	31,548	312,798
Ensign Group Inc. (The)	16,251	686,605
Guardant Health Inc.(a)(b)	12,945	899,677
HealthEquity Inc.(a)	22,869	1,298,731
LHC Group Inc.(a)	9,591	1,064,313

		6,033,111

Health Care Technology — 1.7%
HMS Holdings Corp.(a)	28,287	924,702
Omnicell Inc.(a)	13,489	949,491
Teladoc Health Inc.(a)(b)	23,329	1,787,001

		3,661,194

Hotels, Restaurants & Leisure — 4.3%
Boyd Gaming Corp.	25,913	706,129
Choice Hotels International Inc.	10,281	909,663
Churchill Downs Inc.	11,539	1,499,955
Dave & Buster’s Entertainment Inc.	9,984	397,164
Eldorado Resorts Inc.(a)	21,154	947,065
Red Rock Resorts Inc., Class A	22,774	496,018

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Shake Shack Inc., Class A(a)(b)	9,905	$814,983
Texas Roadhouse Inc.	21,178	1,196,557
Wendy’s Co. (The)	59,741	1,265,314
Wingstop Inc.	9,559	797,507

		9,030,355

Household Durables — 0.2%
iRobot Corp.(a)	9,107	437,682

Household Products — 0.4%
WD-40 Co.	4,446	833,180

Independent Power and Renewable Electricity Producers — 0.8%
Ormat Technologies Inc.	16,471	1,261,020
TerraForm Power Inc., Class A	25,733	436,946

		1,697,966

Insurance — 0.6%
RLI Corp.	12,908	1,256,207

Interactive Media & Services — 1.3%
Cargurus Inc.(a)(b)	22,955	771,058
Match Group Inc.(b)	17,718	1,293,237
Yelp Inc.(a)(b)	20,931	722,329

		2,786,624

Internet & Direct Marketing Retail — 0.2%
Stamps.com Inc.(a)	5,280	445,790

IT Services — 1.9%
ExlService Holdings Inc.(a)	11,067	770,595
GTT Communications Inc.(a)(b)	9,376	70,601
LiveRamp Holdings Inc.(a)	21,904	856,228
MongoDB Inc.(a)(b)	11,286	1,442,012
Verra Mobility Corp.(a)(b)	37,495	538,053
Virtusa Corp.(a)	9,795	365,158

		4,042,647

Leisure Products — 0.4%
Callaway Golf Co.	30,470	616,104
YETI Holdings Inc.(a)(b)	6,597	219,746

		835,850

Life Sciences Tools & Services — 0.7%
Medpace Holdings Inc.(a)(b)	8,785	646,839
NeoGenomics Inc.(a)	33,632	771,182

		1,418,021

Machinery — 3.1%
Albany International Corp., Class A	9,942	834,929
Chart Industries Inc.(a)(b)	11,589	679,463
ESCO Technologies Inc.	8,413	710,814
Federal Signal Corp.	19,545	634,040
Helios Technologies Inc.	9,438	374,028
John Bean Technologies Corp.(b)	10,253	1,053,701
Proto Labs Inc.(a)(b)	8,705	844,124
RBC Bearings Inc.(a)(b)	8,055	1,292,344

		6,423,443

Media — 1.1%
Liberty Latin America Ltd., Class A(a)(b)	14,662	274,033
Liberty Latin America Ltd., Class C, NVS(a)(b)	36,892	679,182
New York Times Co. (The), Class A	46,544	1,438,209

		2,391,424

Oil, Gas & Consumable Fuels — 1.2%
Antero Midstream Corp.	83,707	539,073

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Centennial Resource Development Inc./DE, Class A(a)(b)	61,653	$209,620
Kosmos Energy Ltd.	117,003	725,419
Matador Resources Co.(a)	35,507	493,902
PDC Energy Inc.(a)	19,070	380,447
Tellurian Inc.(a)(b)	29,806	237,554

		2,586,015

Personal Products — 0.6%
Inter Parfums Inc.	5,703	441,583
Medifast Inc.	3,833	425,233
USANA Health Sciences Inc.(a)	4,180	309,780

		1,176,596

Pharmaceuticals — 1.1%
Aerie Pharmaceuticals Inc.(a)(b)	13,389	297,102
MyoKardia Inc.(a)(b)	14,934	856,166
Pacira BioSciences Inc.(a)(b)	13,483	545,927
Supernus Pharmaceuticals Inc.(a)(b)	16,984	471,985
Tilray Inc., Class 2 (a)(b)	6,995	156,059

		2,327,239

Professional Services — 2.8%
ASGN Inc.(a)	17,130	1,089,297
Exponent Inc.	16,813	1,068,130
FTI Consulting Inc.(a)	12,157	1,323,533
Insperity Inc.	12,537	1,324,283
TriNet Group Inc.(a)	14,268	756,061
Upwork Inc.(a)(b)	20,452	307,598

		5,868,902

Real Estate Management & Development — 1.0%
Howard Hughes Corp. (The)(a)	13,972	1,562,349
Redfin Corp.(a)(b)	26,765	465,443

		2,027,792

Road & Rail — 0.8%
Heartland Express Inc.	15,131	316,238
Landstar System Inc.(b)	12,833	1,452,054

		1,768,292

Semiconductors & Semiconductor Equipment — 4.7%
Brooks Automation Inc.	23,388	993,288
Cabot Microelectronics Corp.	9,403	1,420,981
Entegris Inc.	43,773	2,101,104
Inphi Corp.(a)	14,707	1,057,139
MaxLinear Inc.(a)	20,987	397,914
Semtech Corp.(a)	21,544	1,087,110
Silicon Laboratories Inc.(a)	14,036	1,491,185
SolarEdge Technologies Inc.(a)	15,534	1,319,769

		9,868,490

Software — 15.0%
2U Inc.(a)(b)	20,510	367,642
8x8 Inc.(a)	32,152	621,177
ACI Worldwide Inc.(a)(b)	37,795	1,186,385
Alarm.com Holdings Inc.(a)(b)	11,776	581,734
Alteryx Inc., Class A(a)(b)	15,085	1,380,278
Anaplan Inc.(a)(b)	27,187	1,283,226
Avalara Inc.(a)	21,269	1,510,099
Blackbaud Inc.	15,924	1,336,820
Blackline Inc.(a)(b)	13,794	644,732
Bottomline Technologies DE Inc.(a)	12,364	506,306
Box Inc., Class A(a)(b)	47,837	809,402
Cision Ltd.(a)	29,311	295,162
Cloudera Inc.(a)	78,136	662,593

Security	Shares	Value

Software (continued)
CommVault Systems Inc.(a)	13,460	$668,558
Cornerstone OnDemand Inc.(a)	17,096	1,001,313
Ebix Inc.	7,207	307,234
Envestnet Inc.(a)(b)	16,898	1,055,956
Everbridge Inc.(a)(b)	10,869	755,504
FireEye Inc.(a)	69,543	1,101,561
Five9 Inc.(a)(b)	19,640	1,090,216
ForeScout Technologies Inc.(a)(b)	11,822	363,645
LivePerson Inc.(a)(b)	19,734	810,081
Manhattan Associates Inc.(a)	20,830	1,561,209
Mimecast Ltd.(a)	17,799	706,798
Paylocity Holding Corp.(a)(b)	11,517	1,181,644
Pivotal Software Inc., Class A(a)	26,363	394,654
Pluralsight Inc., Class A(a)	26,554	480,096
PROS Holdings Inc.(a)(b)	11,853	607,348
Q2 Holdings Inc.(a)	14,036	1,003,434
Qualys Inc.(a)(b)	10,928	932,486
Rapid7 Inc.(a)	14,077	705,117
SailPoint Technologies Holding Inc.(a)	27,417	530,793
Smartsheet Inc., Class A(a)(b)	28,311	1,115,453
SPS Commerce Inc.(a)	11,296	596,090
SVMK Inc.(a)	28,873	531,263
Tenable Holdings Inc.(a)	13,489	339,923
Varonis Systems Inc.(a)	9,821	702,693
Workiva Inc.(a)(b)	12,132	505,540
Yext Inc.(a)	30,305	498,820
Zoom Video Communications Inc., Class A(a)(b)	8,290	579,388

		31,312,373

Specialty Retail — 1.8%
At Home Group Inc.(a)(b)	15,379	131,029
Carvana Co.(a)(b)	16,118	1,306,847
Floor & Decor Holdings Inc., Class A(a)(b)	22,258	1,020,084
Monro Inc.(b)	10,759	754,314
National Vision Holdings Inc.(a)(b)	25,429	605,210

		3,817,484

Technology Hardware, Storage & Peripherals — 0.7%
Pure Storage Inc., Class A(a)(b)	72,123	1,403,514

Thrifts & Mortgage Finance — 0.9%
Columbia Financial Inc.(a)	16,154	266,379
LendingTree Inc.(a)	2,482	893,148
NMI Holdings Inc., Class A(a)	21,945	641,891

		1,801,418

Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply Inc.(a)(b)	13,346	1,175,249

Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	15,176	488,060
U.S. Cellular Corp.(a)	5,045	187,775

		675,835

Total Common Stocks — 99.9% (Cost: $183,908,286)		209,073,605

Short-Term Investments

Money Market Funds — 25.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	53,153,527	53,180,104

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	185,000	$185,000

		53,365,104

Total Short-Term Investments — 25.5% (Cost: $53,349,703)		53,365,104

Total Investments in Securities — 125.4% (Cost: $237,257,989)		262,438,709

Other Assets, Less Liabilities — (25.4)%		(53,125,890)

Net Assets — 100.0%		$209,312,819

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	38,817,765	14,335,762	53,153,527	$53,180,104	$144,175	(b)	$(693)	$3,666
BlackRock Cash Funds: Treasury, SL Agency Shares	66,945	118,055	185,000	185,000	1,781		—	—

				$53,365,104	$145,956		$(693)	$3,666

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Technology Index	1	12/20/19	$84	$168
Russell 2000 E-Mini Index	2	12/20/19	156	2,573

				$2,741

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,741

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap Growth ETF

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,753

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$2,741

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$80,113

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$209,073,605	$—	$—	$209,073,605
Money Market Funds	53,365,104	—	—	53,365,104

	$262,438,709	$—	$—	$262,438,709

Derivative financial instruments(a)
Assets
Futures Contracts	$2,741	$—	$—	$2,741

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings Inc.(a)(b)	46,158	$1,995,410

Airlines — 0.9%
SkyWest Inc.	32,453	1,932,576
Spirit Airlines Inc.(a)(b)	43,984	1,652,039

		3,584,615

Auto Components — 2.1%
Adient PLC	55,977	1,186,153
American Axle & Manufacturing Holdings Inc.(a)	73,085	610,991
Cooper Tire & Rubber Co.	32,415	915,400
Dana Inc.	92,593	1,502,784
Delphi Technologies PLC	56,721	692,563
Goodyear Tire & Rubber Co. (The)	148,253	2,352,775
Veoneer Inc.(a)(b)	65,059	1,035,739

		8,296,405

Automobiles — 0.6%
Thor Industries Inc.	35,090	2,219,793

Banks — 16.7%
Associated Banc-Corp.	103,350	2,078,368
BancorpSouth Bank	59,676	1,830,263
Bank of Hawaii Corp.	25,890	2,260,456
Bank OZK	77,037	2,161,658
BankUnited Inc.	60,587	2,078,134
Banner Corp.	19,924	1,075,497
Cadence BanCorp.	82,268	1,265,282
Cathay General Bancorp.	48,338	1,719,383
Columbia Banking System Inc.	46,659	1,833,699
First Financial Bancorp.	62,780	1,471,563
First Hawaiian Inc.	84,940	2,321,410
First Horizon National Corp.	199,180	3,180,905
First Merchants Corp.	36,042	1,425,461
First Midwest Bancorp. Inc.	70,669	1,451,541
FNB Corp.	207,126	2,497,940
Fulton Financial Corp.	105,983	1,808,070
Great Western Bancorp. Inc.	36,249	1,264,003
Hancock Whitney Corp.	57,807	2,254,473
Hilltop Holdings Inc.	45,562	1,064,328
Hope Bancorp Inc.	78,936	1,126,417
IBERIABANK Corp.	33,555	2,462,601
International Bancshares Corp.	36,851	1,509,417
NBT Bancorp. Inc.	28,004	1,113,159
Old National Bancorp./IN	109,694	1,973,944
Pacific Premier Bancorp. Inc.	38,015	1,283,196
PacWest Bancorp.	75,321	2,786,124
Park National Corp.	9,115	922,894
Renasant Corp.	37,189	1,290,458
Simmons First National Corp., Class A	61,038	1,460,029
TCF Financial Corp.	97,787	3,871,387
Trustmark Corp.	41,393	1,420,608
Umpqua Holdings Corp.	140,407	2,221,239
United Bankshares Inc./WV	65,236	2,579,431
Valley National Bancorp.	212,169	2,456,917
WesBanco Inc.	35,165	1,321,852
Westamerica Bancorp.	17,234	1,137,789

		65,979,896

Biotechnology — 1.2%
AnaptysBio Inc.(a)	15,944	601,408

Security	Shares	Value

Biotechnology (continued)
Arena Pharmaceuticals Inc.(a)(b)	31,873	$1,552,693
United Therapeutics Corp.(a)(b)	28,131	2,527,289

		4,681,390

Building Products — 0.6%
Builders FirstSource Inc.(a)	74,416	1,682,546
JELD-WEN Holding Inc.(a)	43,920	750,593

		2,433,139

Capital Markets — 2.6%
Ares Management Corp., Class A	47,458	1,403,333
Artisan Partners Asset Management Inc., Class A	34,036	930,885
BGC Partners Inc., Class A	175,697	913,624
Federated Investors Inc., Class B	61,267	1,956,868
Janus Henderson Group PLC	101,310	2,343,300
Legg Mason Inc.	52,007	1,937,781
Virtu Financial Inc., Class A	48,151	816,641

		10,302,432

Chemicals — 2.8%
Cabot Corp.	36,841	1,605,899
Element Solutions Inc.(a)(b)	144,049	1,564,372
Kronos Worldwide Inc.	14,824	187,968
Minerals Technologies Inc.	22,357	1,105,554
PolyOne Corp.	49,019	1,571,059
Stepan Co.	12,812	1,251,989
Trinseo SA	25,635	1,089,487
Valvoline Inc.	119,920	2,559,093

		10,935,421

Commercial Services & Supplies — 1.5%
Deluxe Corp.	27,386	1,419,416
HNI Corp.	27,350	1,039,300
Stericycle Inc.(a)	58,085	3,345,696

		5,804,412

Communications Equipment — 0.6%
CommScope Holding Co. Inc.(a)(b)	124,385	1,393,112
EchoStar Corp., Class A(a)	29,170	1,137,630

		2,530,742

Construction & Engineering — 0.7%
Granite Construction Inc.	30,197	710,837
Valmont Industries Inc.	13,788	1,891,576

		2,602,413

Consumer Finance — 1.2%
Navient Corp.	129,292	1,780,351
Nelnet Inc., Class A	13,870	849,815
OneMain Holdings Inc.	48,574	1,942,960

		4,573,126

Containers & Packaging — 2.9%
Amcor PLC(a)	1,034,933	9,852,562
Greif Inc., Class A, NVS	17,035	667,261
Owens-Illinois Inc.	100,085	850,723

		11,370,546

Diversified Consumer Services — 0.4%
Graham Holdings Co., Class B	2,796	1,760,529

Electric Utilities — 3.4%
ALLETE Inc.	32,930	2,833,956
El Paso Electric Co.	26,114	1,742,065
Hawaiian Electric Industries Inc.	69,435	3,134,990
PNM Resources Inc.	50,784	2,648,386

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Portland General Electric Co.	56,945	$3,239,031

		13,598,428

Electrical Equipment — 1.2%
GrafTech International Ltd.	39,903	482,028
nVent Electric PLC	99,214	2,287,875
Regal Beloit Corp.	26,743	1,980,319

		4,750,222

Electronic Equipment, Instruments & Components — 3.2%
Anixter International Inc.(a)	19,149	1,584,580
AVX Corp.	30,865	472,852
Belden Inc.(b)	24,889	1,276,308
Jabil Inc.	88,669	3,264,792
Sanmina Corp.(a)	44,407	1,364,627
Tech Data Corp.(a)(b)	22,686	2,756,349
Vishay Intertechnology Inc.	85,181	1,716,397

		12,435,905

Energy Equipment & Services — 0.8%
Oceaneering International Inc.(a)	63,831	903,847
Transocean Ltd.(a)	366,550	1,741,113
Valaris PLC(a)(b)	127,157	522,615

		3,167,575

Entertainment — 0.2%
Lions Gate Entertainment Corp., Class A	36,182	289,094
Lions Gate Entertainment Corp., Class B, NVS	69,121	517,716

		806,810

Equity Real Estate Investment Trusts (REITs) — 9.1%
Apple Hospitality REIT Inc.	134,188	2,211,418
Colony Capital Inc.	311,742	1,745,755
Columbia Property Trust Inc.	75,158	1,542,242
CoreCivic Inc.	76,635	1,169,450
DiamondRock Hospitality Co.	127,755	1,274,995
GEO Group Inc. (The)	78,009	1,187,297
Lexington Realty Trust	157,962	1,718,627
LTC Properties Inc.	25,585	1,326,582
Mack-Cali Realty Corp.	58,175	1,246,108
Outfront Media Inc.	91,345	2,403,287
Retail Properties of America Inc., Class A	137,335	1,889,730
Sabra Health Care REIT Inc.	120,759	2,970,671
Senior Housing Properties Trust	152,986	1,518,386
Service Properties Trust	104,842	2,652,503
SITE Centers Corp.	88,701	1,377,527
Spirit Realty Capital Inc.	57,444	2,863,009
Sunstone Hotel Investors Inc.	143,411	1,937,483
Tanger Factory Outlet Centers Inc.	60,338	972,649
Weingarten Realty Investors	77,121	2,447,049
Xenia Hotels & Resorts Inc.	72,423	1,524,504

		35,979,272

Food Products — 2.7%
B&G Foods Inc.(b)	42,235	656,754
Darling Ingredients Inc.(a)	104,998	2,026,461
Flowers Foods Inc.	122,651	2,663,980
Hain Celestial Group Inc. (The)(a)(b)	51,168	1,209,612
Sanderson Farms Inc.	12,567	1,945,497
TreeHouse Foods Inc.(a)(b)	36,044	1,947,097

		10,449,401

Gas Utilities — 1.8%
Northwest Natural Holding Co.	19,582	1,358,208
Southwest Gas Holdings Inc.	34,629	3,023,112

Security	Shares	Value

Gas Utilities (continued)
Spire Inc.	32,392	$2,722,871

		7,104,191

Health Care Providers & Services — 1.2%
Magellan Health Inc.(a)	13,892	901,591
MEDNAX Inc.(a)(b)	53,694	1,179,120
Patterson Companies Inc.	54,879	940,077
Tenet Healthcare Corp.(a)(b)	65,947	1,671,097

		4,691,885

Hotels, Restaurants & Leisure — 2.5%
Brinker International Inc.	24,259	1,078,313
Extended Stay America Inc.	121,150	1,721,541
Hilton Grand Vacations Inc.(a)(b)	55,192	1,916,818
Penn National Gaming Inc.(a)(b)	69,466	1,480,668
Scientific Games Corp./DE, Class A(a)	35,312	847,135
Wyndham Destinations Inc.	58,768	2,727,423

		9,771,898

Household Durables — 1.5%
MDC Holdings Inc.	31,622	1,224,088
Meritage Homes Corp.(a)(b)	23,133	1,667,658
Taylor Morrison Home Corp., Class A(a)(b)	67,132	1,681,657
TRI Pointe Group Inc.(a)(b)	91,525	1,440,603

		6,014,006

Household Products — 0.8%
Energizer Holdings Inc.	40,849	1,735,674
Spectrum Brands Holdings Inc.	29,532	1,482,802

		3,218,476

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy Inc., Class A	21,718	372,898
Clearway Energy Inc., Class C	47,338	858,238

		1,231,136

Insurance — 4.9%
American Equity Investment Life Holding Co.	57,856	1,427,886
American National Insurance Co.	5,979	717,360
Argo Group International Holdings Ltd.	21,935	1,357,119
Assured Guaranty Ltd.	62,924	2,952,394
Axis Capital Holdings Ltd.	53,508	3,179,981
Brighthouse Financial Inc.(a)	70,991	2,680,620
CNO Financial Group Inc.	99,475	1,556,784
FBL Financial Group Inc., Class A	6,461	370,732
Genworth Financial Inc., Class A(a)	324,048	1,386,925
Hanover Insurance Group Inc. (The)	25,212	3,320,673
Horace Mann Educators Corp.	11,995	522,502

		19,472,976

IT Services — 2.1%
Conduent Inc.(a)	107,702	665,598
KBR Inc.	90,807	2,557,125
Perspecta Inc.	87,962	2,334,512
Science Applications International Corp.	31,269	2,583,445

		8,140,680

Leisure Products — 0.8%
Acushnet Holdings Corp.	22,790	648,376
Mattel Inc.(a)(b)	220,198	2,629,164

		3,277,540

Machinery — 2.8%
Colfax Corp.(a)(b)	53,262	1,789,603
Gates Industrial Corp. PLC(a)(b)	30,717	307,170
Kennametal Inc.	52,961	1,639,143
Meritor Inc.(a)	52,710	1,161,201

46	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Navistar International Corp.(a)(b)	42,130	$1,317,827
SPX FLOW Inc.(a)(b)	27,425	1,241,804
Timken Co. (The)	43,642	2,138,458
Trinity Industries Inc.	65,287	1,291,377

		10,886,583

Media — 0.8%
AMC Networks Inc., Class A(a)(b)	28,180	1,227,239
TEGNA Inc.	138,941	2,088,283

		3,315,522

Metals & Mining — 1.4%
Cleveland-Cliffs Inc.(b)	172,335	1,245,982
Commercial Metals Co.	75,926	1,467,650
U.S. Steel Corp.	108,940	1,253,900
Warrior Met Coal Inc.	33,809	658,599
Worthington Industries Inc.	23,657	870,814

		5,496,945

Mortgage Real Estate Investment — 3.6%
Apollo Commercial Real Estate Finance Inc.	91,042	1,666,069
Blackstone Mortgage Trust Inc., Class A	85,565	3,106,009
Chimera Investment Corp.	119,540	2,421,880
Invesco Mortgage Capital Inc.	91,775	1,444,539
Ladder Capital Corp.	63,126	1,090,186
MFA Financial Inc.	287,310	2,180,683
Two Harbors Investment Corp.	173,910	2,412,132

		14,321,498

Multi-Utilities — 1.9%
Avista Corp.	42,291	2,031,236
Black Hills Corp.	38,925	3,068,458
NorthWestern Corp.	32,163	2,332,461

		7,432,155

Multiline Retail — 0.3%
Big Lots Inc.	24,966	541,013
Dillard’s Inc., Class A(b)	6,544	451,405

		992,418

Oil, Gas & Consumable Fuels — 3.4%
Antero Resources Corp.(a)(b)	140,811	352,028
Arch Coal Inc., Class A	10,607	836,786
Chesapeake Energy Corp.(a)(b)	719,395	963,989
Delek U.S. Holdings Inc.	48,014	1,918,159
Magnolia Oil & Gas Corp., Class A(a)(b)	66,299	651,056
Murphy Oil Corp.	98,305	2,028,032
PBF Energy Inc., Class A	64,948	2,096,522
Peabody Energy Corp.	50,017	526,679
QEP Resources Inc.	154,100	513,153
Southwestern Energy Co.(a)	349,975	717,449
SRC Energy Inc.(a)(b)	157,291	490,748
Whiting Petroleum Corp.(a)(b)	59,094	374,656
World Fuel Services Corp.	41,688	1,741,308

		13,210,565

Paper & Forest Products — 1.0%
Domtar Corp.	39,915	1,452,507
Louisiana-Pacific Corp.	79,287	2,317,559

		3,770,066

Personal Products — 0.3%
Edgewell Personal Care Co.(a)	34,852	1,219,820

Pharmaceuticals — 0.4%
Endo International PLC(a)	131,612	604,099

Security	Shares	Value

Pharmaceuticals (continued)
Prestige Consumer Healthcare Inc.(a)(b)	32,043	$1,136,245

		1,740,344

Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC(a)(b)	104,480	1,948,552

Road & Rail — 0.7%
Avis Budget Group Inc.(a)	37,310	1,108,480
Ryder System Inc.	34,243	1,665,237

		2,773,717

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology Inc.(a)	69,328	861,747

Software — 0.2%
Avaya Holdings Corp.(a)(b)	72,191	872,789

Specialty Retail — 3.8%
American Eagle Outfitters Inc.	101,272	1,557,563
AutoNation Inc.(a)	37,470	1,905,350
Bed Bath & Beyond Inc.	81,558	1,117,345
Designer Brands Inc. , Class A	36,296	598,884
Dick’s Sporting Goods Inc.	42,010	1,635,449
Michaels Companies Inc. (The)(a)	51,725	451,559
Murphy USA Inc.(a)(b)	19,224	2,267,086
Penske Automotive Group Inc.	21,471	1,046,067
Sally Beauty Holdings Inc.(a)(b)	77,741	1,204,986
Williams-Sonoma Inc.	49,846	3,329,214

		15,113,503

Technology Hardware, Storage & Peripherals — 0.6%
NCR Corp.(a)	81,222	2,372,495

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	28,520	2,858,845

Thrifts & Mortgage Finance — 3.1%
Capitol Federal Financial Inc.	91,039	1,299,127
Flagstar Bancorp. Inc.	18,521	673,053
MGIC Investment Corp.	225,657	3,093,757
Northwest Bancshares Inc.	64,126	1,081,806
Provident Financial Services Inc.	39,355	981,907
Radian Group Inc.	129,576	3,252,358
Washington Federal Inc.	50,609	1,845,204

		12,227,212

Trading Companies & Distributors — 1.4%
Aircastle Ltd.	33,767	919,138
Triton International Ltd.	34,418	1,263,140
Univar Solutions Inc.(a)(b)	88,178	1,892,300
WESCO International Inc.(a)	27,341	1,371,151

		5,445,729

Transportation Infrastructure — 0.5%
Macquarie Infrastructure Corp.	49,765	2,146,862

Wireless Telecommunication Services — 0.4%
Telephone & Data Systems Inc.	62,213	1,623,137

Total Common Stocks — 99.8% (Cost: $384,143,290)		393,811,174

Short-Term Investments

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	30,388,052	30,403,246

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	1,217,000	$1,217,000

		31,620,246

Total Short-Term Investments — 8.0% (Cost: $31,612,842)		31,620,246

Total Investments in Securities — 107.8% (Cost: $415,756,132)		425,431,420

Other Assets, Less Liabilities — (7.8)%		(30,938,136)

Net Assets — 100.0%		$394,493,284

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,690,375	16,697,677	30,388,052	$30,403,246	$88,000	(b)	$262		$2,158
BlackRock Cash Funds: Treasury, SL Agency Shares	210,105	1,006,895	1,217,000	1,217,000	6,096		—		—

				$31,620,246	$94,096		$262		$2,158

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	5	12/20/19	$391	$8,062
S&P MidCap 400 E-Mini Index	1	12/20/19	195	2,748

				$10,810

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$10,810

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

48	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Small-Cap Value ETF

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$67,838

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$10,810

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$195,450

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$393,811,174	$—	$—	$393,811,174
Money Market Funds	31,620,246	—	—	31,620,246

	$425,431,420	$—	$—	$425,431,420

Derivative financial instruments(a)
Assets
Futures Contracts	$10,810	$—	$—	$10,810

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	49

Statements of Assets and Liabilities  (unaudited)

October 31, 2019

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF	iShares Morningstar Mid-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$814,949,678	$1,139,681,186	$527,539,563	$722,007,132
Affiliated(c)	9,162,985	20,199,304	577,000	23,641,313
Cash	10,926	7,811	4,487	13
Cash pledged:
Futures contracts	109,000	62,000	57,000	65,000
Receivables:
Securities lending income — Affiliated	—	5,507	93	5,773
Dividends	722,124	167,749	1,077,986	279,486

Total assets	824,954,713	1,160,123,557	529,256,129	745,998,717

LIABILITIES
Collateral on securities loaned, at value	—	18,557,805	—	22,001,884
Payables:
Variation margin on futures contracts	9,803	4,687	5,963	9,355
Investment advisory fees	137,653	239,200	108,402	150,388

Total liabilities	147,456	18,801,692	114,365	22,161,627

NET ASSETS	$824,807,257	$1,141,321,865	$529,141,764	$723,837,090

NET ASSETS CONSIST OF:
Paid-in capital	$672,916,690	$752,226,385	$444,871,494	$637,980,108
Accumulated earnings	151,890,567	389,095,480	84,270,270	85,856,982

NET ASSETS	$824,807,257	$1,141,321,865	$529,141,764	$723,837,090

Shares outstanding	4,800,000	5,850,000	4,700,000	3,600,000

Net asset value	$171.83	$195.10	$112.58	$201.07

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$18,174,441	$—	$21,455,415
(b) Investments, at cost — Unaffiliated	$665,453,488	$771,877,718	$450,180,222	$603,249,057
(c) Investments, at cost — Affiliated	$7,845,271	$20,196,202	$577,000	$23,639,046

See notes to financial statements.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2019

	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$590,084,237	$474,380,567	$243,076,791	$209,073,605
Affiliated(c)	57,229,508	7,967,246	17,814,167	53,365,104
Cash	1,212	43	9	4,789
Cash pledged:
Futures contracts	39,000	43,000	16,000	8,000
Receivables:
Investments sold	—	—	725,420	—
Securities lending income — Affiliated	15,843	2,717	4,535	42,753
Dividends	78,851	458,083	79,029	41,671

Total assets	647,448,651	482,851,656	261,715,951	262,535,922

LIABILITIES
Collateral on securities loaned, at value	56,332,237	7,095,932	17,424,853	53,167,970
Payables:
Investments purchased	—	630,418	892,120	—
Variation margin on futures contracts	3,700	6,674	2,639	932
Investment advisory fees	148,663	119,163	50,203	54,201

Total liabilities	56,484,600	7,852,187	18,369,815	53,223,103

NET ASSETS	$590,964,051	$474,999,469	$243,346,136	$209,312,819

NET ASSETS CONSIST OF:
Paid-in capital	$480,761,029	$453,178,186	$235,734,486	$188,240,411
Accumulated earnings	110,203,022	21,821,283	7,611,650	21,072,408

NET ASSETS	$590,964,051	$474,999,469	$243,346,136	$209,312,819

Shares outstanding	2,400,000	2,950,000	1,350,000	1,050,000

Net asset value	$246.24	$161.02	$180.26	$199.35

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$54,201,806	$6,856,182	$17,120,293	$51,361,936
(b) Investments, at cost — Unaffiliated	$486,494,514	$432,093,173	$209,789,837	$183,908,286
(c) Investments, at cost — Affiliated	$57,219,948	$7,966,653	$17,809,864	$53,349,703

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2019

iShares Morningstar Small-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$393,811,174
Affiliated(c)	31,620,246
Cash	18,956
Cash pledged:
Futures contracts	41,000
Receivables:
Securities lending income — Affiliated	17,422
Dividends	294,925

Total assets	425,803,723

LIABILITIES
Collateral on securities loaned, at value	30,401,673
Payables:
Investments purchased	807,358
Variation margin on futures contracts	3,367
Investment advisory fees	98,041

Total liabilities	31,310,439

NET ASSETS	$394,493,284

NET ASSETS CONSIST OF:
Paid-in capital	$435,041,015
Accumulated loss	(40,547,731)

NET ASSETS	$394,493,284

Shares outstanding	2,900,000

Net asset value	$136.03

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$28,489,199
(b) Investments, at cost — Unaffiliated	$384,143,290
(c) Investments, at cost — Affiliated	$31,612,842

See notes to financial statements.

52	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF	iShares Morningstar Mid-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$9,165,868	$4,232,022	$8,245,431	$6,250,268
Dividends — Affiliated	113,527	18,710	7,777	8,602
Securities lending income — Affiliated — net	477	42,192	150	20,318

Total investment income	9,279,872	4,292,924	8,253,358	6,279,188

EXPENSES
Investment advisory fees	831,166	1,408,928	632,837	886,558

Total expenses	831,166	1,408,928	632,837	886,558

Net investment income	8,448,706	2,883,996	7,620,521	5,392,630

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(8,010,532)	(255,309)	(4,222,227)	(7,931,793)
Investments — Affiliated	21,531	1,236	—	(537)
In-kind redemptions — Unaffiliated	46,534,294	44,930,078	21,189,716	33,854,216
In-kind redemptions — Affiliated	77,320	—	—	—
Futures contracts	85,732	35,610	50,834	85,910

Net realized gain	38,708,345	44,711,615	17,018,323	26,007,796

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(14,059,615)	(16,883,956)	4,797,330	(8,579,574)
Investments — Affiliated	(454,651)	(279)	—	342
Futures contracts	28,325	9,410	37,964	14,763

Net change in unrealized appreciation (depreciation)	(14,485,941)	(16,874,825)	4,835,294	(8,564,469)

Net realized and unrealized gain	24,222,404	27,836,790	21,853,617	17,443,327

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,671,110	$30,720,786	$29,474,138	$22,835,957

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations  (unaudited) (continued)

Six Months Ended October 31, 2019

	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,899,103	$7,069,175	$2,120,649	$445,582
Dividends — Affiliated	4,494	7,352	2,977	1,781
Interest — Unaffiliated	34	—	61	—
Securities lending income — Affiliated — net	76,386	8,493	21,033	144,175
Foreign taxes withheld	—	(1,512)	(443)	(2,476)

Total investment income	1,980,017	7,083,508	2,144,277	589,062

EXPENSES
Investment advisory fees	861,359	698,685	294,296	330,350

Total expenses	861,359	698,685	294,296	330,350

Net investment income	1,118,658	6,384,823	1,849,981	258,712

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,234,843)	(15,074,839)	(7,648,753)	(9,215,806)
Investments — Affiliated	(158)	101	1,599	(693)
In-kind redemptions — Unaffiliated	21,521,030	19,756,964	12,721,480	11,392,946
Futures contracts	25,825	43,377	24,720	4,753

Net realized gain	16,311,854	4,725,603	5,099,046	2,181,200

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(12,358,963)	(444,310)	806,283	(7,838,425)
Investments — Affiliated	4,581	144	77	3,666
Futures contracts	25,908	1,531	11,847	2,741

Net change in unrealized appreciation (depreciation)	(12,328,474)	(442,635)	818,207	(7,832,018)

Net realized and unrealized gain (loss)	3,983,380	4,282,968	5,917,253	(5,650,818)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,102,038	$10,667,791	$7,767,234	$(5,392,106)

See notes to financial statements.

54	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited) (continued)

Six Months Ended October 31, 2019

iShares Morningstar Small-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,080,817
Dividends — Affiliated	6,096
Interest — Unaffiliated	63
Securities lending income — Affiliated — net	88,000

Total investment income	5,174,976

EXPENSES
Investment advisory fees	598,064

Total expenses	598,064

Net investment income	4,576,912

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(32,003,212)
Investments — Affiliated	262
In-kind redemptions — Unaffiliated	11,653,876
Futures contracts	67,838

Net realized loss	(20,281,236)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(2,400,614)
Investments — Affiliated	2,158
Futures contracts	10,810

Net change in unrealized appreciation (depreciation)	(2,387,646)

Net realized and unrealized loss	(22,668,882)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,091,970)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

	iShares Morningstar Large-Cap ETF		iShares Morningstar Large-Cap Growth ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,448,706	$18,648,604	$2,883,996	$6,768,805
Net realized gain	38,708,345	32,290,315	44,711,615	53,075,667
Net change in unrealized appreciation (depreciation)	(14,485,941)	46,454,155	(16,874,825)	94,251,252

Net increase in net assets resulting from operations	32,671,110	97,393,074	30,720,786	154,095,724

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,362,744)	(18,523,506)	(2,807,985)	(7,313,842)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(58,672,636)	(160,079,701)	9,136,200	25,173,933

NET ASSETS
Total increase (decrease) in net assets	(38,364,270)	(81,210,133)	37,049,001	171,955,815
Beginning of period	863,171,527	944,381,660	1,104,272,864	932,317,049

End of period	$824,807,257	$863,171,527	$1,141,321,865	$1,104,272,864

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Morningstar Large-Cap Value ETF		iShares Morningstar Mid-Cap ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,620,521	$11,999,396	$5,392,630	$11,842,786
Net realized gain	17,018,323	2,945,506	26,007,796	20,448,485
Net change in unrealized appreciation (depreciation)	4,835,294	32,933,533	(8,564,469)	42,058,225

Net increase in net assets resulting from operations	29,474,138	47,878,435	22,835,957	74,349,496

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,315,602)	(11,461,757)	(5,012,845)	(12,071,223)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	13,987,372	82,555,240	(10,519,908)	(93,602,438)

NET ASSETS
Total increase (decrease) in net assets	36,145,908	118,971,918	7,303,204	(31,324,165)
Beginning of period	492,995,856	374,023,938	716,533,886	747,858,051

End of period	$529,141,764	$492,995,856	$723,837,090	$716,533,886

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets  (continued)

	iShares Morningstar Mid-Cap Growth ETF		iShares Morningstar Mid-Cap Value ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,118,658	$804,401	$6,384,823	$10,460,796
Net realized gain	16,311,854	10,196,051	4,725,603	16,059,654
Net change in unrealized appreciation (depreciation)	(12,328,474)	49,354,894	(442,635)	(9,482,022)

Net increase in net assets resulting from operations	5,102,038	60,355,346	10,667,791	17,038,428

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(620,886)	(928,541)	(5,921,626)	(10,479,633)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	110,758,770	157,158,777	6,729,013	39,164,570

NET ASSETS
Total increase in net assets	115,239,922	216,585,582	11,475,178	45,723,365
Beginning of period	475,724,129	259,138,547	463,524,291	417,800,926

End of period	$590,964,051	$475,724,129	$474,999,469	$463,524,291

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Morningstar Small-Cap ETF		iShares Morningstar Small-Cap Growth ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,849,981	$3,205,973	$258,712	$231,278
Net realized gain	5,099,046	2,856,106	2,181,200	12,703,135
Net change in unrealized appreciation (depreciation)	818,207	3,270,824	(7,832,018)	4,220,108

Net increase (decrease) in net assets resulting from operations	7,767,234	9,332,903	(5,392,106)	17,154,521

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,546,580)	(3,362,147)	(278,109)	(593,934)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	93,294	(15,877,012)	(268,245)	33,953,657

NET ASSETS
Total increase (decrease) in net assets	6,313,948	(9,906,256)	(5,938,460)	50,514,244
Beginning of period	237,032,188	246,938,444	215,251,279	164,737,035

End of period	$243,346,136	$237,032,188	$209,312,819	$215,251,279

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets  (continued)

	iShares Morningstar Small-Cap Value ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,576,912	$9,495,313
Net realized gain (loss)	(20,281,236)	11,397,855
Net change in unrealized appreciation (depreciation)	(2,387,646)	(8,693,549)

Net increase (decrease) in net assets resulting from operations	(18,091,970)	12,199,619

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,935,985)	(9,432,984)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(13,160,150)	(19,245,830)

NET ASSETS
Total decrease in net assets	(36,188,105)	(16,479,195)
Beginning of period	430,681,389	447,160,584

End of period	$394,493,284	$430,681,389

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$167.61		$152.32	$142.88	$120.58	$122.54	$110.41

Net investment income(a)	1.69		3.24	2.93	2.57	2.27	2.33
Net realized and unrealized gain (loss)(b)	5.01		15.28	9.42	22.44	(1.27)	12.05

Net increase from investment operations	6.70		18.52	12.35	25.01	1.00	14.38

Distributions(c)
From net investment income	(2.48)		(3.23)	(2.91)	(2.71)	(2.96)	(2.25)

Total distributions	(2.48)		(3.23)	(2.91)	(2.71)	(2.96)	(2.25)

Net asset value, end of period	$171.83		$167.61	$152.32	$142.88	$120.58	$122.54

Total Return
Based on net asset value	4.07	%(d)	12.33%	8.66%	20.97%	0.87%	13.09%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.03	%(e)	2.05%	1.91%	1.96%	1.91%	1.96%

Supplemental Data
Net assets, end of period (000)	$824,807		$863,172	$944,382	$814,433	$608,927	$667,832

Portfolio turnover rate(f)	25	%(d)	38%	46%	45%	39%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Growth ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$190.39		$165.01	$136.27	$116.36	$118.09	$100.37

Net investment income(a)	0.49		1.16	1.48	1.12	1.13	1.11
Net realized and unrealized gain (loss)(b)	4.70		25.47	28.70	19.88	(1.64)	17.67

Net increase (decrease) from investment operations	5.19		26.63	30.18	21.00	(0.51)	18.78

Distributions(c)
From net investment income	(0.48)		(1.25)	(1.44)	(1.09)	(1.22)	(1.06)

Total distributions	(0.48)		(1.25)	(1.44)	(1.09)	(1.22)	(1.06)

Net asset value, end of period	$195.10		$190.39	$165.01	$136.27	$116.36	$118.09

Total Return
Based on net asset value	2.73	%(d)	16.21%	22.26%	18.15%	(0.44)%	18.77%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.51	%(e)	0.66%	0.97%	0.91%	0.96%	0.99%

Supplemental Data
Net assets, end of period (000)	$1,141,322		$1,104,273	$932,317	$729,026	$791,246	$726,248

Portfolio turnover rate(f)	14	%(d)	23%	48%	31%	22%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Value ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$108.35		$101.09	$95.07	$85.03	$86.04	$82.96

Net investment income(a)	1.63		2.97	2.55	2.53	2.56	2.21
Net realized and unrealized gain (loss)(b)	4.16		7.17	6.02	10.03	(1.03)	3.07

Net increase from investment operations	5.79		10.14	8.57	12.56	1.53	5.28

Distributions(c)
From net investment income	(1.56)		(2.88)	(2.55)	(2.52)	(2.54)	(2.20)

Total distributions	(1.56)		(2.88)	(2.55)	(2.52)	(2.54)	(2.20)

Net asset value, end of period	$112.58		$108.35	$101.09	$95.07	$85.03	$86.04

Total Return
Based on net asset value	5.41	%(d)	10.22%	9.07%	14.95%	1.92%	6.42%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	3.01	%(e)	2.86%	2.54%	2.78%	3.10%	2.60%

Supplemental Data
Net assets, end of period (000)	$529,142		$492,996	$374,024	$380,268	$289,101	$305,434

Portfolio turnover rate(f)	17	%(d)	24%	24%	31%	27%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$196.31		$180.21	$168.00	$145.96	$151.49	$133.53

Net investment income(a)	1.48		2.99	2.48	2.01	2.30	2.01
Net realized and unrealized gain (loss)(b)	4.66		16.17	12.13	22.68	(5.42)	18.03

Net increase (decrease) from investment operations	6.14		19.16	14.61	24.69	(3.12)	20.04

Distributions(c)
From net investment income	(1.38)		(3.06)	(2.40)	(2.65)	(2.41)	(2.08)

Total distributions	(1.38)		(3.06)	(2.40)	(2.65)	(2.41)	(2.08)

Net asset value, end of period	$201.07		$196.31	$180.21	$168.00	$145.96	$151.49

Total Return
Based on net asset value	3.16	%(d)	10.79%	8.73%	17.06%	(2.03)%	15.09%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.52	%(e)	1.63%	1.40%	1.28%	1.59%	1.39%

Supplemental Data
Net assets, end of period (000)	$723,837		$716,534	$747,858	$747,607	$540,062	$515,075

Portfolio turnover rate(f)	23	%(d)	60%	50%	56%	51%	55%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Growth ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$243.96		$207.31	$177.31	$153.60	$165.11	$142.18

Net investment income(a)	0.48		0.55	0.75	0.84	0.60	0.60
Net realized and unrealized gain (loss)(b)	2.07		36.74	30.14	23.76	(11.46)	23.19

Net increase (decrease) from investment operations	2.55		37.29	30.89	24.60	(10.86)	23.79

Distributions(c)
From net investment income	(0.27)		(0.64)	(0.89)	(0.89)	(0.65)	(0.86)

Total distributions	(0.27)		(0.64)	(0.89)	(0.89)	(0.65)	(0.86)

Net asset value, end of period	$246.24		$243.96	$207.31	$177.31	$153.60	$165.11

Total Return
Based on net asset value	1.04	%(d)	18.03%	17.46%	16.06%	(6.58)%	16.78%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.39	%(e)	0.25%	0.38%	0.52%	0.39%	0.39%

Supplemental Data
Net assets, end of period (000)	$590,964		$475,724	$259,139	$212,773	$207,355	$231,160

Portfolio turnover rate(f)	13	%(d)	30%	43%	47%	44%	50%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$159.84		$157.66	$147.89	$125.61	$125.84	$118.75

Net investment income(a)	2.16		3.69	3.26	2.87	2.86	2.38
Net realized and unrealized gain (loss)(b)	1.03		2.18	9.65	22.21	(0.12)	7.22

Net increase from investment operations	3.19		5.87	12.91	25.08	2.74	9.60

Distributions(c)
From net investment income	(2.01)		(3.69)	(3.14)	(2.80)	(2.97)	(2.51)

Total distributions	(2.01)		(3.69)	(3.14)	(2.80)	(2.97)	(2.51)

Net asset value, end of period	$161.02		$159.84	$157.66	$147.89	$125.61	$125.84

Total Return
Based on net asset value	2.04	%(d)	3.83%	8.81%	20.15%	2.29%	8.13%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.74	%(e)	2.36%	2.13%	2.06%	2.37%	1.93%

Supplemental Data
Net assets, end of period (000)	$474,999		$463,524	$417,801	$384,524	$194,702	$226,507

Portfolio turnover rate(f)	22	%(d)	35%	45%	38%	38%	33%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$175.58		$170.30	$161.10	$134.45	$140.33	$130.00

Net investment income(a)	1.36		2.30	1.96	1.67	2.05	1.61
Net realized and unrealized gain (loss)(b)	4.47		5.37	9.40	27.48	(5.99)	10.40

Net increase (decrease) from investment operations	5.83		7.67	11.36	29.15	(3.94)	12.01

Distributions(c)
From net investment income	(1.15)		(2.39)	(2.16)	(2.50)	(1.94)	(1.68)

Total distributions	(1.15)		(2.39)	(2.16)	(2.50)	(1.94)	(1.68)

Net asset value, end of period	$180.26		$175.58	$170.30	$161.10	$134.45	$140.33

Total Return
Based on net asset value	3.35	%(d)	4.56%	7.09%	21.86%	(2.78)%	9.27%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.57	%(e)	1.33%	1.18%	1.13%	1.53%	1.19%

Supplemental Data
Net assets, end of period (000)	$243,346		$237,032	$246,938	$241,644	$194,947	$224,533

Portfolio turnover rate(f)	26	%(d)	67%	56%	66%	65%	61%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Growth ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$205.00		$183.04	$154.83	$130.57	$139.32	$125.88

Net investment income(a)	0.24		0.24	0.72	0.86	0.83	0.77
Net realized and unrealized gain (loss)(b)	(5.64)		22.31	28.26	25.25	(8.79)	13.49

Net increase (decrease) from investment operations	(5.40)		22.55	28.98	26.11	(7.96)	14.26

Distributions(c)
From net investment income	(0.25)		(0.59)	(0.77)	(1.85)	(0.79)	(0.82)

Total distributions	(0.25)		(0.59)	(0.77)	(1.85)	(0.79)	(0.82)

Net asset value, end of period	$199.35		$205.00	$183.04	$154.83	$130.57	$139.32

Total Return
Based on net asset value	(2.64	)%(d)	12.35%	18.75%	20.10%	(5.73)%	11.35%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.23	%(e)	0.12%	0.42%	0.60%	0.62%	0.58%

Supplemental Data
Net assets, end of period (000)	$209,313		$215,251	$164,737	$116,125	$110,984	$118,423

Portfolio turnover rate(f)	30	%(d)	55%	51%	63%	59%	61%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Value ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$143.56		$144.25	$143.75	$122.26	$128.47	$122.17

Net investment income(a)	1.55		3.25	2.58	3.08	3.04	3.11
Net realized and unrealized gain (loss)(b)	(7.41)		(0.69)	0.61	21.83	(6.28)	6.40

Net increase (decrease) from investment operations	(5.86)		2.56	3.19	24.91	(3.24)	9.51

Distributions(c)
From net investment income	(1.67)		(3.25)	(2.69)	(3.42)	(2.97)	(3.21)

Total distributions	(1.67)		(3.25)	(2.69)	(3.42)	(2.97)	(3.21)

Net asset value, end of period	$136.03		$143.56	$144.25	$143.75	$122.26	$128.47

Total Return
Based on net asset value	(4.05	)%(d)	1.83%	2.23%	20.58%	(2.42)%	7.83%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.30	%(e)	2.24%	1.78%	2.29%	2.56%	2.47%

Supplemental Data
Net assets, end of period (000)	$394,493		$430,681	$447,161	$481,551	$379,000	$430,379

Portfolio turnover rate(f)	28	%(d)	48%	54%	48%	51%	40%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Large-Cap	Diversified
Morningstar Large-Cap Growth	Diversified
Morningstar Large-Cap Value	Diversified
Morningstar Mid-Cap	Diversified
Morningstar Mid-Cap Growth	Diversified
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar Small-Cap Growth	Diversified
Morningstar Small-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

70	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Morningstar Large-Cap Growth
Barclays Capital Inc.	$98,904	$98,904		$—	$—
Deutsche Bank Securities Inc.	1,651,440	1,651,440		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	9,604,430	9,604,430		—	—
TD Prime Services LLC	65,503	65,503		—	—
UBS Securities LLC	6,754,164	6,754,164		—	—

	$18,174,441	$18,174,441		$—	$—

Morningstar Mid-Cap
Barclays Capital Inc.	$818,300	$818,300		$—	$—
BNP Paribas Prime Brokerage International Ltd.	7,466	7,466		—	—
BofA Securities, Inc.	2,671,098	2,671,098		—	—
Credit Suisse AG Dublin Branch	1,741,972	1,741,972		—	—
Goldman Sachs & Co.	6,821,244	6,821,244		—	—
HSBC Bank PLC	10,852	10,852		—	—
Jefferies LLC	736,941	736,941		—	—
JPMorgan Securities LLC	1,455,586	1,455,586		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,324,131	6,324,131		—	—
RBC Capital Markets LLC	3,158	3,158		—	—
UBS AG	221,190	221,190		—	—
Wells Fargo Bank, National Association	643,477	638,831		—	(4,646	)(b)

	$21,455,415	$21,450,769		$—	$(4,646)

Morningstar Mid-Cap Growth
Barclays Bank PLC	$3,700,911	$3,700,911		$—	$—
Barclays Capital Inc.	263,439	263,439		—	—
BNP Paribas Prime Brokerage International Ltd.	4,865	4,865		—	—
Citigroup Global Markets Inc.	4,751,455	4,751,455		—	—
Credit Suisse Securities (USA) LLC	5,495,348	5,495,348		—	—
Goldman Sachs & Co.	10,694,304	10,694,304		—	—
HSBC Bank PLC	2,548,638	2,547,463		—	(1,175	)(b)
Jefferies LLC	2,536,940	2,536,940		—	—
JPMorgan Securities LLC	10,419,088	10,419,088		—	—
Mizuho Securities USA Inc.	19,312	19,312		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,474,360	5,474,360		—	—
National Financial Services LLC	2,956,099	2,956,099		—	—
SG Americas Securities LLC	256,105	256,105		—	—
State Street Bank & Trust Company	507,213	507,213		—	—
UBS AG	1,279,005	1,279,005		—	—
UBS Securities LLC	534,744	534,744		—	—
Virtu Americas LLC	507,890	507,890		—	—
Wells Fargo Bank, National Association	288,218	288,218		—	—
Wells Fargo Securities LLC	1,963,872	1,963,872		—	—

	$54,201,806	$54,200,631		$—	$(1,175)

Morningstar Mid-Cap Value
Barclays Capital Inc.	$57,352	$57,352		$—	$—
BNP Paribas Prime Brokerage International Ltd.	7,284	7,284		—	—
BNP Paribas Securities Corp.	239,460	239,460		—	—
BofA Securities, Inc.	2,661,878	2,661,878		—	—
Citigroup Global Markets Inc.	12,925	12,925		—	—
Credit Suisse AG Dublin Branch	405,761	401,600		—	(4,161	)(b)
JPMorgan Securities LLC	1,137,321	1,137,321		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	406,877	406,877		—	—
National Financial Services LLC	1,499,136	1,499,136		—	—
SG Americas Securities LLC	264,915	264,915		—	—
UBS Securities LLC	52,309	52,309		—	—
Wells Fargo Bank, National Association	110,010	110,010		—	—
Wells Fargo Securities LLC	954	954		—	—

	$6,856,182	$6,852,021		$—	$(4,161)

72	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Morningstar Small-Cap
Barclays Capital Inc.	$1,653,671	$1,653,671		$—	$—
BNP Paribas Prime Brokerage International Ltd.	3,900,823	3,900,823		—	—
BofA Securities, Inc.	128,463	128,463		—	—
Citigroup Global Markets Inc.	171,868	171,868		—	—
Credit Suisse AG Dublin Branch	948,816	948,816		—	—
Credit Suisse Securities (USA) LLC	181,728	181,728		—	—
Goldman Sachs & Co.	2,964,159	2,964,159		—	—
JPMorgan Securities LLC	883,456	883,456		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,580,064	1,580,064		—	—
National Financial Services LLC	261,827	261,827		—	—
RBC Capital Markets LLC	5,876	5,876		—	—
State Street Bank & Trust Company	21,728	21,728		—	—
UBS AG	692,064	692,064		—	—
UBS Securities LLC	38,044	38,044		—	—
Wells Fargo Bank, National Association	2,669,877	2,669,877		—	—
Wells Fargo Securities LLC	1,017,829	1,017,829		—	—

	$17,120,293	$17,120,293		$—	$—

Morningstar Small-Cap Growth
Barclays Bank PLC	$1,000,719	$1,000,719		$—	$—
Barclays Capital Inc.	1,854,128	1,854,128		—	—
BNP Paribas Prime Brokerage International Ltd.	1,854,153	1,854,153		—	—
BNP Paribas Securities Corp.	685,369	685,369		—	—
BofA Securities, Inc.	2,690,192	2,690,192		—	—
Citadel Clearing LLC	191,016	191,016		—	—
Citigroup Global Markets Inc.	5,304,604	5,304,604		—	—
Credit Suisse AG Dublin Branch	1,339,950	1,339,950		—	—
Credit Suisse Securities (USA) LLC	397,998	397,998		—	—
Deutsche Bank Securities Inc.	4,857	4,857		—	—
Goldman Sachs & Co.	8,525,822	8,525,822		—	—
HSBC Bank PLC	11,214	11,214		—	—
Jefferies LLC	8,178	8,178		—	—
JPMorgan Securities LLC	12,341,518	12,341,518		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	8,577,332	8,577,332		—	—
National Financial Services LLC	1,428,539	1,428,539		—	—
Scotia Capital (USA) Inc.	327,684	327,684		—	—
State Street Bank & Trust Company	268,034	268,034		—	—
UBS AG	1,943,285	1,943,285		—	—
UBS Securities LLC	707,861	707,861		—	—
Wells Fargo Bank, National Association	770,333	770,333		—	—
Wells Fargo Securities LLC	1,129,150	1,129,150		—	—

	$51,361,936	$51,361,936		$—	$—

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Morningstar Small-Cap Value
Barclays Bank PLC	$1,251,771	$1,251,771		$—	$—
Barclays Capital Inc.	1,567,911	1,567,911		—	—
BMO Capital Markets	352,720	352,720		—	—
BNP Paribas Prime Brokerage International Ltd.	1,345,817	1,345,817		—	—
BNP Paribas Securities Corp.	89,840	89,840		—	—
BofA Securities, Inc.	1,590,472	1,590,472		—	—
Citigroup Global Markets Inc.	450,032	450,032		—	—
Credit Suisse AG Dublin Branch	822,189	822,189		—	—
Credit Suisse Securities (USA) LLC	26,901	26,901		—	—
Goldman Sachs & Co.	6,950,473	6,950,473		—	—
HSBC Bank PLC	53,402	53,007		—	(395	)(b)
Jefferies LLC	707,644	707,644		—	—
JPMorgan Securities LLC	1,387,804	1,387,804		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	2,627,136	2,627,136		—	—
National Financial Services LLC	9,688	9,688		—	—
Scotia Capital (USA) Inc.	779,240	779,240		—	—
State Street Bank & Trust Company	502,264	502,264		—	—
UBS AG	1,525,574	1,525,574		—	—
UBS Securities LLC	1,430,484	1,430,484		—	—
Wells Fargo Bank, National Association	3,529,282	3,529,282		—	—
Wells Fargo Securities LLC	1,488,555	1,488,555		—	—

	$28,489,199	$28,488,804		$—	$(395)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

74	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Morningstar Large-Cap	0.20%
Morningstar Large-Cap Growth	0.25
Morningstar Large-Cap Value	0.25
Morningstar Mid-Cap	0.25
Morningstar Mid-Cap Growth	0.30
Morningstar Mid-Cap Value	0.30
Morningstar Small-Cap	0.25
Morningstar Small-Cap Growth	0.30
Morningstar Small-Cap Value	0.30

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Morningstar Large-Cap	$204
Morningstar Large-Cap Growth	18,066
Morningstar Large-Cap Value	65
Morningstar Mid-Cap	8,702
Morningstar Mid-Cap Growth	32,719
Morningstar Mid-Cap Value	3,607
Morningstar Small-Cap	9,009
Morningstar Small-Cap Growth	59,784
Morningstar Small-Cap Value	36,518

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements  (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Morningstar Large-Cap	$140,389,039	$87,004,289	$(4,879,042)
Morningstar Large-Cap Growth	66,333,601	98,455,540	(4,044,981)
Morningstar Large-Cap Value	46,511,901	41,218,210	(2,641,805)
Morningstar Mid-Cap	2,510,163	7,933,963	1,781,438
Morningstar Mid-Cap Growth	28,390,678	30,103,846	(1,690,576)
Morningstar Mid-Cap Value	50,959,082	58,360,389	(11,359,475)
Morningstar Small-Cap	36,273,947	27,554,696	(4,960,034)
Morningstar Small-Cap Growth	16,356,378	19,249,087	(3,731,067)
Morningstar Small-Cap Value	59,137,245	19,520,740	(6,657,198)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Morningstar Large-Cap	$208,330,130	$209,692,209
Morningstar Large-Cap Growth	153,296,985	153,180,256
Morningstar Large-Cap Value	83,861,221	84,875,484
Morningstar Mid-Cap	164,782,792	165,399,112
Morningstar Mid-Cap Growth	75,064,820	73,458,979
Morningstar Mid-Cap Value	102,660,945	102,400,959
Morningstar Small-Cap	62,943,329	60,528,237
Morningstar Small-Cap Growth	65,364,997	65,540,163
Morningstar Small-Cap Value	114,153,558	112,901,368

For the six months ended October 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Large-Cap	$122,979,609	$180,615,993
Morningstar Large-Cap Growth	124,363,261	114,716,647
Morningstar Large-Cap Value	105,914,134	91,685,498
Morningstar Mid-Cap	113,396,431	124,105,449
Morningstar Mid-Cap Growth	183,528,083	74,544,303
Morningstar Mid-Cap Value	83,965,510	76,805,233
Morningstar Small-Cap	41,181,120	42,630,887
Morningstar Small-Cap Growth	40,105,824	40,206,578
Morningstar Small-Cap Value	51,732,274	65,856,640

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

76	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Morningstar Large-Cap	$33,210,609
Morningstar Large-Cap Growth	20,457,203
Morningstar Large-Cap Value	5,529,897
Morningstar Mid-Cap	55,171,537
Morningstar Mid-Cap Growth	8,205,816
Morningstar Mid-Cap Value	12,040,400
Morningstar Small-Cap	29,207,697
Morningstar Small-Cap Growth	3,831,448
Morningstar Small-Cap Value	20,511,280

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large-Cap	$678,519,349	$159,646,354	$(14,024,715)	$145,621,639
Morningstar Large-Cap Growth	795,124,843	384,472,302	(19,707,245)	364,765,057
Morningstar Large-Cap Value	457,013,344	89,788,150	(18,646,967)	71,141,183
Morningstar Mid-Cap	631,221,009	138,833,650	(24,391,451)	114,442,199
Morningstar Mid-Cap Growth	545,740,441	122,865,264	(21,266,052)	101,599,212
Morningstar Mid-Cap Value	453,985,093	72,236,542	(43,872,291)	28,364,251
Morningstar Small-Cap	229,485,905	43,585,732	(12,168,832)	31,416,900
Morningstar Small-Cap Growth	239,699,397	39,742,342	(17,000,289)	22,742,053
Morningstar Small-Cap Value	425,020,498	45,224,972	(44,803,240)	421,732

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements  (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/19		Year Ended 04/30/19
iShares ETF	Shares	Amount	Shares	Amount
Morningstar Large-Cap
Shares sold	750,000	$123,222,671	200,000	$32,755,184
Shares redeemed	(1,100,000)	(181,895,307)	(1,250,000)	(192,834,885)

Net decrease	(350,000)	$(58,672,636)	(1,050,000)	$(160,079,701)

Morningstar Large-Cap Growth
Shares sold	650,000	$124,535,136	1,200,000	$209,922,565
Shares redeemed	(600,000)	(115,398,936)	(1,050,000)	(184,748,632)

Net increase	50,000	$9,136,200	150,000	$25,173,933

Morningstar Large-Cap Value
Shares sold	1,000,000	$106,189,577	1,450,000	$142,795,970
Shares redeemed	(850,000)	(92,202,205)	(600,000)	(60,240,730)

Net increase	150,000	$13,987,372	850,000	$82,555,240

Morningstar Mid-Cap
Shares sold	600,000	$115,372,415	800,000	$149,636,727
Shares redeemed	(650,000)	(125,892,323)	(1,300,000)	(243,239,165)

Net decrease	(50,000)	$(10,519,908)	(500,000)	$(93,602,438)

Morningstar Mid-Cap Growth
Shares sold	750,000	$185,627,893	950,000	$212,532,898
Shares redeemed	(300,000)	(74,869,123)	(250,000)	(55,374,121)

Net increase	450,000	$110,758,770	700,000	$157,158,777

Morningstar Mid-Cap Value
Shares sold	550,000	$85,078,161	650,000	$103,666,671
Shares redeemed	(500,000)	(78,349,148)	(400,000)	(64,502,101)

Net increase	50,000	$6,729,013	250,000	$39,164,570

Morningstar Small-Cap
Shares sold	250,000	$43,217,116	350,000	$63,896,504
Shares redeemed	(250,000)	(43,123,822)	(450,000)	(79,773,516)

Net increase(decrease)	—	$93,294	(100,000)	$(15,877,012)

Morningstar Small-Cap Growth
Shares sold	200,000	$40,132,134	400,000	$80,382,862
Shares redeemed	(200,000)	(40,400,379)	(250,000)	(46,429,205)

Net increase(decrease)	—	$(268,245)	150,000	$33,953,657

Morningstar Small-Cap Value
Shares sold	400,000	$53,954,280	250,000	$33,197,576
Shares redeemed	(500,000)	(67,114,430)	(350,000)	(52,443,406)

Net decrease	(100,000)	$(13,160,150)	(100,000)	$(19,245,830)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

78	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal took place on November 19, 2019.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Morningstar Mid-Cap Value ETF received proceeds of $404,668 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	79

Board Review and Approval of Investment Advisory Contract

I. iShares Morningstar Large-Cap ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap ETF, iShares Morningstar Small-Cap Growth ETF, iShares Morningstar Small-Cap Value ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

80	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Morningstar Large-Cap Growth ETF, iShares Morningstar Large-Cap Value ETF, iShares Morningstar Mid-Cap ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	81

Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary

82	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract  (continued)

revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Morningstar Large-Cap(a)	$2.445201	$—	$0.034300	$2.479501	99%	—%	1%		100%
Morningstar Large-Cap Growth(a)	0.469431	—	0.010668	0.480099	98	—	2		100
Morningstar Large-Cap Value(a)	1.560324	—	0.000566	1.560890	100	—	0	(b)	100
Morningstar Mid-Cap(a)	1.238299	—	0.144761	1.383060	90	—	10		100
Morningstar Mid-Cap Growth(a)	0.249504	—	0.017354	0.266858	93	—	7		100
Morningstar Mid-Cap Value(a)	1.807438	—	0.199893	2.007331	90	—	10		100
Morningstar Small-Cap(a)	0.987810	—	0.157805	1.145615	86	—	14		100
Morningstar Small-Cap Growth(a)	0.195090	—	0.057736	0.252826	77	—	23		100
Morningstar Small-Cap Value(a)	1.397003	—	0.276773	1.673776	83	—	17		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

84	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	85

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

86	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-404-1019

OCTOBER 31, 2019

2019 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Cohen & Steers REIT ETF | ICF | Cboe BZX
•	iShares Core U.S. REIT ETF | USRT | NYSE Arca
•	iShares Europe Developed Real Estate ETF | IFEU | NASDAQ
•	iShares Global REIT ETF | REET | NYSE Arca
•	iShares International Developed Real Estate ETF | IFGL | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of October 31, 2019	iShares® Cohen & Steers REIT ETF

Investment Objective

The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.14%	24.54%	8.56%	13.58%	24.54%	50.80%	257.29%
Fund Market	9.17	24.55	8.58	13.58	24.55	50.95	257.37
Index	9.32	24.96	8.94	13.97	24.96	53.44	269.82

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,091.40	$1.79	$1,000.00	$1,023.40	$1.73	0.34%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Specialized REITs	30.8%
Residential REITs	20.1
Retail REITs	15.9
Office REITs	11.6
Industrial REITs	10.4
Health Care REITs	9.3
Hotel & Resort REITs	1.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments (a)
Prologis Inc.	8.4%
American Tower Corp.	7.8
Equinix Inc.	7.3
Simon Property Group Inc.	7.2
Welltower Inc.	5.6
Public Storage	5.1
Equity Residential	4.7
AvalonBay Communities Inc.	4.7
SBA Communications Corp.	4.2
Digital Realty Trust Inc.	4.1

FUND SUMMARY	3

Fund Summary as of October 31, 2019	iShares® Core U.S. REIT ETF

Investment Objective

The iShares Core U.S. REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate equities, as represented by the FTSE Nareit Equity REITs Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.84%	23.62%	8.43%	12.96%	23.62%	49.90%	238.29%
Fund Market	10.84	23.62	8.45	12.95	23.62	49.99	238.04
Index	10.89	23.70	8.61	13.34	23.70	51.14	249.94

Index performance through November 2, 2016 reflects the performance of the FTSE NAREIT Real Estate 50 Index. Index performance beginning on November 3, 2016 reflects the performance of the FTSE Nareit Equity REITS Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,108.40	$0.42	$1,000.00	$1,024.70	$0.41	0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Specialized REITs	19.8%
Residential REITs	19.1
Retail REITs	15.7
Health Care REITs	12.9
Office REITs	11.3
Industrial REITs	10.3
Diversified REITs	6.4
Hotel & Resort REITs	4.5
Asset Management & Custody Banks	0.0(b)

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Prologis Inc.	5.4%
Equinix Inc.	4.7
Simon Property Group Inc.	4.6
Welltower Inc.	3.6
Public Storage	3.3
Equity Residential	3.2
AvalonBay Communities Inc.	3.0
Digital Realty Trust Inc.	2.6
Realty Income Corp.	2.6
Ventas Inc.	2.4

4	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® Europe Developed Real Estate ETF

Investment Objective

The iShares Europe Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed European markets, as represented by the FTSE EPRA Nareit Developed Europe Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.81%	12.75%	5.54%	6.95%	12.75%	30.96%	95.82%
Fund Market	7.62	13.04	5.55	7.06	13.04	31.03	97.87
Index	7.75	12.81	5.62	7.06	12.81	31.45	97.76

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,078.10	$2.51	$1,000.00	$1,022.70	$2.44	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Real Estate Operating Companies	43.1%
Retail REITs	16.9
Diversified REITs	13.3
Office REITs	9.6
Industrial REITs	7.1
Residential REITs	3.0
Health Care REITs	2.9
Diversified Real Estate Activities	1.9
Specialized REITs	1.5
Other (each representing less than 1%)	0.7

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United Kingdom	27.3%
Germany	25.6
France	16.4
Sweden	10.3
Switzerland	6.3
Belgium	5.6
Spain	3.4
Netherlands	1.3
Ireland	1.2
Austria	0.9

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of October 31, 2019	iShares® Global REIT ETF

Investment Objective

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets, as represented by the FTSE EPRA Nareit Global REITS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	10.25%	22.22%	6.95%	7.20%	22.22%	39.96%	44.76%
Fund Market	10.44	22.54	6.85	7.22	22.54	39.27	44.88
Index	9.86	21.33	6.15	6.39	21.33	34.75	38.93

The inception date of the Fund was 7/8/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,102.50	$0.74	$1,000.00	$1,024.40	$0.71	0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Retail REITs	20.8%
Residential REITs	15.9
Office REITs	14.9
Diversified REITs	13.9
Industrial REITs	11.7
Health Care REITs	9.8
Specialized REITs	9.2
Hotel & Resort REITs	3.7
Other (each representing less than 1%)	0.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments (a)
United States	66.0%
Japan	9.2
United Kingdom	5.1
Australia	4.2
France	3.3
Canada	3.3
Singapore	2.8
Hong Kong	1.8
Belgium	1.1
South Africa	0.8

(a)	Excludes money market funds.

6	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019	iShares® International Developed Real Estate ETF

Investment Objective

The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the FTSE EPRA Nareit Developed ex-U.S. Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	6 Months	Average Annual Total Returns			Cumulative Total Returns
		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.16%	18.93%	4.85%	6.43%	18.93%	26.73%	86.44%
Fund Market	6.82	18.77	4.52	6.64	18.77	24.76	90.25
Index	7.22	19.12	5.08	6.75	19.12	28.10	92.11

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (05/01/19)	Ending Account Value (10/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,071.60	$2.50	$1,000.00	$1,022.70	$2.44	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments (a)
Real Estate Operating Companies	20.4%
Retail REITs	16.6
Diversified REITs	16.1
Diversified Real Estate Activities	16.0
Office REITs	12.4
Industrial REITs	7.5
Residential REITs	4.3
Real Estate Development	3.2
Health Care REITs	1.2
Hotel & Resort REITs	1.0
Other (each representing less than 1%)	1.3

TEN LARGEST COUNTRIES

Country	Percent of Total Investments (a)
Japan	27.0%
Hong Kong	13.5
United Kingdom	10.3
Germany	9.7
Australia	7.9
Canada	6.7
Singapore	6.4
France	6.2
Sweden	3.9
Switzerland	2.4

(a)	Excludes money market funds.

FUND SUMMARY	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® Cohen & Steers REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Health Care REITs — 9.3%
Ventas Inc.	1,406,994	$91,595,310
Welltower Inc.	1,542,315	139,872,547

		231,467,857

Hotel & Resort REITs — 1.9%
Host Hotels & Resorts Inc.	2,821,873	46,250,498

Industrial REITs — 10.4%
Duke Realty Corp.	1,368,968	48,105,535
Prologis Inc.	2,380,184	208,884,948

		256,990,483

Office REITs — 11.6%
Alexandria Real Estate Equities Inc.	430,144	68,285,360
Boston Properties Inc.	547,500	75,117,000
Cousins Properties Inc.	552,315	22,164,401
Douglas Emmett Inc.	616,143	26,691,315
Kilroy Realty Corp.	353,810	29,695,273
SL Green Realty Corp.	321,180	26,850,648
Vornado Realty Trust	603,208	39,588,541

		288,392,538

Residential REITs — 20.1%
American Campus Communities Inc.	522,788	26,128,944
AvalonBay Communities Inc.	530,950	115,566,577
Equity LifeStyle Properties Inc.	685,040	47,911,698
Equity Residential	1,327,734	117,716,897
Essex Property Trust Inc.	250,299	81,880,312
Invitation Homes Inc.	1,779,603	54,793,976
UDR Inc.	1,073,284	53,932,521

		497,930,925

Retail REITs — 15.9%
Federal Realty Investment Trust	265,497	36,110,247
National Retail Properties Inc.	653,721	38,510,704

Security	Shares	Value
Retail REITs (continued)
Realty Income Corp.	1,199,056	$98,070,790
Regency Centers Corp.	636,471	42,796,310
Simon Property Group Inc.	1,176,847	177,327,306

		392,815,357

Specialized REITs — 30.7%
American Tower Corp.	889,352	193,949,884
Digital Realty Trust Inc.	793,296	100,780,324
Equinix Inc.	320,201	181,483,523
Extra Space Storage Inc.	485,439	54,500,236
Public Storage	571,650	127,397,919
SBA Communications Corp.	431,344	103,802,934

		761,914,820

Total Common Stocks — 99.9% (Cost: $2,044,764,840)		2,475,762,478

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.74%(a)(b)	2,703,000	2,703,000

Total Short -Term Investments — 0.1% (Cost: $2,703,000)		2,703,000

Total Investments in Securities — 100.0% (Cost: $2,047,467,840)		2,478,465,478

Other Assets, Less Liabilities — (0.0)%		(18,856)

Net Assets — 100.0%		$2,478,446,622

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$412	(b)	$(3,325)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,402,508	300,492	2,703,000	2,703,000	41,903		—	—

				$2,703,000	$42,315		$(3,325)	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	66	12/20/19	$2,442	$7,299

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Cohen & Steers REIT ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$7,299

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$442,648

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(7,378)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,070,673

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,475,762,478	$—	$—	$2,475,762,478
Money Market Funds	2,703,000	—	—	2,703,000

	$2,478,465,478	$—	$—	$2,478,465,478

Derivative financial instruments(a)
Assets
Futures Contracts	$7,299	$—	$—	$7,299

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 0.0%
Ashford Inc.(a)	533	$12,733

Diversified REITs — 6.4%
Alexander & Baldwin Inc.	118,028	2,774,838
American Assets Trust Inc.	82,537	4,041,012
Armada Hoffler Properties Inc.	91,012	1,705,565
Colony Capital Inc.	822,361	4,605,222
Empire State Realty Trust Inc., Class A	254,071	3,676,407
Essential Properties Realty Trust Inc.	129,511	3,323,252
Gladstone Commercial Corp.	53,263	1,254,876
Global Net Lease Inc.	144,893	2,822,516
Liberty Property Trust	265,973	15,711,025
One Liberty Properties Inc.	27,622	784,741
PS Business Parks Inc.	34,106	6,157,838
STORE Capital Corp.	359,946	14,577,813
VEREIT Inc.	1,803,241	17,743,891
Washington REIT	137,575	4,267,577
WP Carey Inc.	288,546	26,563,545

		110,010,118

Health Care REITs — 12.8%
CareTrust REIT Inc.	163,183	3,955,556
Community Healthcare Trust Inc.	31,900	1,544,598
Global Medical REIT Inc.	56,010	677,721
Healthcare Realty Trust Inc.	217,871	7,575,375
Healthcare Trust of America Inc., Class A	348,233	10,795,223
Healthpeak Properties Inc.	839,465	31,580,673
LTC Properties Inc.	67,608	3,505,475
Medical Properties Trust Inc.	756,033	15,672,564
National Health Investors Inc.	71,355	6,121,545
New Senior Investment Group Inc.	146,232	1,029,473
Omega Healthcare Investors Inc.	364,794	16,065,528
Physicians Realty Trust	317,295	5,923,898
Sabra Health Care REIT Inc.	321,896	7,918,642
Senior Housing Properties Trust	303,423	3,011,473
Universal Health Realty Income Trust	22,158	2,641,898
Ventas Inc.	635,591	41,376,974
Welltower Inc.	691,653	62,726,011

		222,122,627

Hotel & Resort REITs — 4.5%
Apple Hospitality REIT Inc.	359,837	5,930,114
Ashford Hospitality Trust Inc.	162,888	444,684
Braemar Hotels & Resorts Inc.	54,580	503,773
Chatham Lodging Trust	79,852	1,441,329
CorePoint Lodging Inc.	71,716	706,403
DiamondRock Hospitality Co.	345,841	3,451,493
Hersha Hospitality Trust	61,468	848,258
Host Hotels & Resorts Inc.	1,235,364	20,247,616
Park Hotels & Resorts Inc.	407,754	9,480,280
Pebblebrook Hotel Trust	221,697	5,699,830
RLJ Lodging Trust	294,575	4,833,976
Ryman Hospitality Properties Inc.	78,192	6,581,421
Service Properties Trust	278,725	7,051,743
Summit Hotel Properties Inc.	178,798	2,192,063
Sunstone Hotel Investors Inc.	383,013	5,174,506
Xenia Hotels & Resorts Inc.	193,485	4,072,859

		78,660,348

Industrial REITs — 10.2%
Americold Realty Trust	327,229	13,118,611

Security	Shares	Value
Industrial REITs (continued)
Duke Realty Corp.	613,609	$21,562,220
EastGroup Properties Inc.	63,156	8,459,746
First Industrial Realty Trust Inc.	214,587	9,036,258
Industrial Logistics Properties Trust	111,696	2,372,423
Lexington Realty Trust	392,595	4,271,434
Monmouth Real Estate Investment Corp.	158,633	2,392,186
Prologis Inc.(b)	1,071,989	94,077,755
Rexford Industrial Realty Inc.	186,423	8,965,082
STAG Industrial Inc.	218,040	6,767,961
Terreno Realty Corp.	109,931	6,201,208

		177,224,884

Office REITs — 11.3%
Alexandria Real Estate Equities Inc.	190,550	30,249,812
Boston Properties Inc.	263,940	36,212,568
Brandywine Realty Trust	299,968	4,583,511
City Office REIT Inc.	68,402	926,163
Columbia Property Trust Inc.	199,688	4,097,598
Corporate Office Properties Trust	190,768	5,654,363
Cousins Properties Inc.	248,980	9,991,567
Douglas Emmett Inc.	283,343	12,274,419
Easterly Government Properties Inc.	134,750	3,007,620
Franklin Street Properties Corp.	175,961	1,513,265
Highwoods Properties Inc.	174,647	8,173,480
Hudson Pacific Properties Inc.	259,745	9,330,040
JBG SMITH Properties	209,032	8,415,628
Kilroy Realty Corp.	169,073	14,190,297
Mack-Cali Realty Corp.	148,123	3,172,795
Office Properties Income Trust	81,812	2,608,167
Paramount Group Inc.	346,578	4,668,406
Piedmont Office Realty Trust Inc., Class A	214,452	4,812,303
SL Green Realty Corp.	140,357	11,733,845
Vornado Realty Trust	295,110	19,368,069

		194,983,916

Residential REITs — 19.1%
American Campus Communities Inc.	233,568	11,673,729
American Homes 4 Rent, Class A	439,253	11,627,027
Apartment Investment & Management Co., Class A	252,315	13,847,047
AvalonBay Communities Inc.	237,635	51,723,634
Bluerock Residential Growth REIT Inc.	41,908	503,734
BRT Apartments Corp.	16,514	275,784
Camden Property Trust	159,069	18,192,722
Clipper Realty Inc.	27,990	269,824
Equity LifeStyle Properties Inc.	295,901	20,695,316
Equity Residential	624,311	55,351,413
Essex Property Trust Inc.	111,678	36,533,224
Front Yard Residential Corp.	86,996	1,076,141
Independence Realty Trust Inc.	154,971	2,386,553
Investors Real Estate Trust	20,298	1,535,950
Invitation Homes Inc.	814,366	25,074,329
Mid-America Apartment Communities Inc.	193,953	26,957,527
NexPoint Residential Trust Inc.	32,813	1,600,290
Preferred Apartment Communities Inc., Class A	77,401	1,108,382
Sun Communities Inc.	151,119	24,579,505
UDR Inc.	495,516	24,899,679
UMH Properties Inc.	62,832	938,082

		330,849,892

Retail REITs — 15.7%
Acadia Realty Trust	141,813	3,967,928
Agree Realty Corp.	69,953	5,510,198

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Retail REITs (continued)
Alexander’s Inc.	3,711	$1,281,779
American Finance Trust Inc.(b)	183,614	2,717,487
Brixmor Property Group Inc.	507,261	11,169,887
Brookfield Property REIT Inc., Class A	127,172	2,403,551
CBL & Associates Properties Inc.	227,537	327,653
Cedar Realty Trust Inc.	156,858	523,906
Federal Realty Investment Trust.	127,424	17,330,938
Getty Realty Corp.	57,545	1,930,059
Kimco Realty Corp.	689,411	14,863,701
Kite Realty Group Trust	143,000	2,548,260
Macerich Co. (The)	104,984	2,887,060
National Retail Properties Inc.	276,728	16,302,046
Pennsylvania REIT(b)	117,691	649,654
Realty Income Corp.	543,281	44,434,953
Regency Centers Corp.	283,903	19,089,638
Retail Opportunity Investments Corp.	192,385	3,590,866
Retail Properties of America Inc., Class A	366,388	5,041,499
Retail Value Inc.	26,303	962,953
RPT Realty	132,392	1,919,684
Saul Centers Inc.	20,791	1,113,150
Simon Property Group Inc.	524,732	79,066,618
SITE Centers Corp.	240,479	3,734,639
Spirit Realty Capital Inc.	153,316	7,641,269
Tanger Factory Outlet Centers Inc.	156,939	2,529,857
Taubman Centers Inc.	100,274	3,587,804
Urban Edge Properties	197,314	4,165,299
Urstadt Biddle Properties Inc., Class A	51,782	1,259,856
Washington Prime Group Inc.	323,918	1,366,934
Weingarten Realty Investors	207,278	6,576,931
Whitestone REIT	66,975	953,724

		271,449,781

Specialized REITs — 19.8%
CoreCivic Inc.	204,324	3,117,984
CoreSite Realty Corp.	62,758	7,374,065
CubeSmart	328,221	10,404,606
CyrusOne Inc.	191,106	13,622,036
Digital Realty Trust Inc.	354,638	45,053,211
EPR Properties	131,527	10,231,485
Equinix Inc.	143,120	81,117,554
Extra Space Storage Inc.	210,988	23,687,623
Farmland Partners Inc.(b)	51,746	346,698

Security	Shares	Value
Specialized REITs (continued)
Four Corners Property Trust Inc.	116,123	$3,326,924
Gaming and Leisure Properties Inc.	345,602	13,948,497
GEO Group Inc. (The)	204,106	3,106,493
Gladstone Land Corp.	33,463	400,217
Iron Mountain Inc.	486,672	15,962,842
Lamar Advertising Co., Class A	145,355	11,629,854
Life Storage Inc.	79,376	8,645,634
National Storage Affiliates Trust	100,293	3,427,012
Outfront Media Inc.	244,343	6,428,664
Public Storage	252,718	56,320,733
QTS Realty Trust Inc., Class A	93,614	5,016,774
Safehold Inc.	18,962	655,706
VICI Properties Inc.	788,345	18,565,525

		342,390,137

Total Common Stocks — 99.8%
(Cost: $1,523,022,920)		1,727,704,436

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	7,599,882	7,603,682
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	2,530,000	2,530,000

		10,133,682

Total Short -Term Investments — 0.6%
(Cost: $10,133,664)		10,133,682

Total Investments in Securities — 100.4%
(Cost: $1,533,156,584)		1,737,838,118
Other Assets, Less Liabilities — (0.4)%		(6,406,079)

Net Assets — 100.0%		$1,731,432,039

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	7,599,882	7,599,882	$7,603,682	$11,356	(b)	$11	$17
BlackRock Cash Funds: Treasury, SL Agency Shares	920,570	1,609,430	2,530,000	2,530,000	24,148		—	—

				$10,133,682	$35,504		$11	$17

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

12	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Core U.S. REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	91	12/20/19	$3,367	$25,990

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$25,990

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$258,999

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$29,132

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,153,127

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,727,704,436	$—	$—	$1,727,704,436
Money Market Funds	10,133,682	—	—	10,133,682

	$1,737,838,118	$—	$—	$1,737,838,118

Derivative financial instruments(a)
Assets
Futures Contracts	$25,990	$—	$—	$25,990

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) October 31, 2019	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Austria — 0.9%
CA Immobilien Anlagen AG	6,691	$258,283

Belgium — 5.6%
Aedifica SA	2,390	287,438
Ascencio	503	33,446
Befimmo SA	2,083	134,554
Cofinimmo SA	2,509	371,170
Intervest Offices & Warehouses NV	2,137	64,610
Leasinvest Real Estate SCA	230	30,279
Montea CVA	1,155	104,761
Retail Estates NV	979	93,494
Warehouses De Pauw CVA	1,738	322,262
Wereldhave Belgium Comm VA	233	20,848
Xior Student Housing NV	1,490	87,937

		1,550,799

Finland — 0.8%
Citycon OYJ	7,455	78,098
Kojamo OYJ	8,467	142,638

		220,736

France — 16.4%
Carmila SA	2,998	58,332
Covivio	4,483	507,648
Gecina SA	5,036	864,112
ICADE	3,090	302,678
Klepierre SA	18,547	690,905
Mercialys SA	5,928	82,670
Unibail-Rodamco-Westfield	13,097	2,025,909

		4,532,254

Germany — 25.5%
ADO Properties SA(a)	2,842	115,730
alstria office REIT AG	15,378	288,229
Aroundtown SA	86,160	727,277
Deutsche EuroShop AG	4,943	147,903
Deutsche Wohnen SE	34,739	1,306,872
Grand City Properties SA	10,696	250,116
Hamborner REIT AG	6,924	74,544
LEG Immobilien AG	6,154	706,482
Sirius Real Estate Ltd.	91,246	86,783
TAG Immobilien AG	12,260	297,904
TLG Immobilien AG	9,000	263,572
Vonovia SE	52,764	2,808,506

		7,073,918

Ireland — 1.2%
Green REIT PLC	67,089	142,660
Hibernia REIT PLC	67,654	105,367
Irish Residential Properties REIT PLC	42,677	83,608

		331,635

Italy — 0.1%
Immobiliare Grande Distribuzione SIIQ SpA(b)	4,613	29,644

Netherlands — 1.3%
Eurocommercial Properties NV	4,699	149,934
NSI NV	1,720	78,580
Vastned Retail NV	1,675	50,268
Wereldhave NV	3,924	92,810

		371,592

Security	Shares	Value

Norway — 0.8%
Entra ASA(a)	13,758	$206,193

Spain — 3.4%
Inmobiliaria Colonial Socimi SA	31,544	407,524
Lar Espana Real Estate Socimi SA	6,188	56,058
Merlin Properties Socimi SA	32,219	474,476

		938,058

Sweden — 10.3%
Atrium Ljungberg AB, Class B	4,502	89,813
Castellum AB	26,167	535,736
Catena AB	1,988	72,840
Dios Fastigheter AB	8,196	68,397
Fabege AB	25,695	384,053
Fastighets AB Balder, Class B(c)	9,412	365,370
Hembla AB(c)	3,479	77,638
Hemfosa Fastigheter AB	15,712	162,187
Hufvudstaden AB, Class A	10,618	177,990
Klovern AB, Class B	48,935	85,636
Kungsleden AB	18,283	166,428
Nyfosa AB(c)	15,562	104,185
Pandox AB	7,301	146,258
Sagax AB, Class D	9,595	36,501
Wallenstam AB, Class B	15,796	173,301
Wihlborgs Fastigheter AB	12,869	194,886

		2,841,219

Switzerland — 6.2%
Allreal Holding AG, Registered	1,364	265,681
Hiag Immobilien Holding AG	272	29,082
Mobimo Holding AG, Registered	629	177,210
PSP Swiss Property AG, Registered	3,809	503,749
Swiss Prime Site AG, Registered	7,304	752,051

		1,727,773

United Kingdom — 27.1%
Assura PLC	230,557	223,159
Big Yellow Group PLC	14,873	219,785
BMO Commercial Property Trust	51,428	78,127
BMO Real Estate Investments Ltd.	23,814	26,439
British Land Co. PLC (The)	90,488	726,669
Capital & Counties Properties PLC	71,327	235,358
Civitas Social Housing PLC	59,875	65,856
Custodian REIT PLC	36,292	54,006
Derwent London PLC	9,740	447,426
Empiric Student Property PLC	56,378	68,576
GCP Student Living PLC	40,020	90,625
Grainger PLC	58,320	193,797
Great Portland Estates PLC	25,592	260,822
Hammerson PLC	74,855	280,901
Hansteen Holdings PLC	40,891	54,394
Helical PLC	9,838	49,839
Impact Healthcare REIT PLC	20,667	28,883
Intu Properties PLC(b)(c)	85,581	49,834
Land Securities Group PLC	69,329	843,290
LondonMetric Property PLC	78,926	236,738
LXI REIT PLC	50,902	82,597
NewRiver REIT PLC	29,101	75,690
Phoenix Spree Deutschland Ltd.	8,388	34,570
Picton Property Income Ltd. (The)	52,716	63,235
Primary Health Properties PLC	108,797	199,067
RDI REIT PLC	24,749	41,505

14	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Europe Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Regional REIT Ltd.(a)	36,099	$49,235
Safestore Holdings PLC	19,865	180,066
Schroder REIT Ltd.	50,587	36,134
Segro PLC	105,994	1,157,872
Shaftesbury PLC	21,612	264,278
Standard Life Investment Property Income Trust Ltd.	38,982	44,541
Target Healthcare REIT PLC(c)	37,770	54,739
Triple Point Social Housing REIT PLC(a)	30,310	34,750
Tritax Big Box REIT PLC	165,718	322,302
UK Commercial Property REIT Ltd.	63,478	72,037
UNITE Group PLC (The)	27,795	404,625
Workspace Group PLC	12,909	169,548

		7,521,315

Total Common Stocks — 99.6% (Cost: $27,458,417)		27,603,419

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.00%(d)(e)(f)	86,966	87,009

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.74%(d)(e)	10,000	$10,000

		97,009

Total Short-Term Investments — 0.3% (Cost: $96,997)		97,009

Total Investments in Securities — 99.9% (Cost: $27,555,414)		27,700,428

Other Assets, Less Liabilities — 0.1%		21,329

Net Assets — 100.0%		$27,721,757

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	151,626	(64,660)	86,966	$87,009	$5,734	(b)	$128	$(34)
BlackRock Cash Funds: Treasury, SL Agency Shares	10,859	(859)	10,000	10,000	169		—	—

				$97,009	$5,903		$128	$(34)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$27,603,419	$—	$—	$27,603,419
Money Market Funds	97,009	—	—	97,009

	$27,700,428	$—	$—	$27,700,428

See notes to financial statements.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) October 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 4.2%
BWP Trust	644,084	$1,841,528
Charter Hall Retail REIT	474,173	1,440,666
Cromwell Property Group	3,102,011	2,831,698
Dexus	1,418,911	11,701,379
GPT Group (The)	2,516,418	10,315,434
Mirvac Group	5,081,461	11,237,802
Scentre Group	6,672,515	17,606,624
Shopping Centres Australasia Property Group	1,219,840	2,260,700
Stockland	3,098,177	10,437,652
Vicinity Centres	4,111,479	7,563,052

		77,236,535

Belgium — 1.1%
Aedifica SA	32,203	3,872,962
Ascencio	7,379	490,650
Befimmo SA	27,514	1,777,299
Cofinimmo SA	33,304	4,926,836
Intervest Offices & Warehouses NV	29,421	889,518
Leasinvest Real Estate SCA	3,146	414,161
Montea CVA	15,639	1,418,495
Retail Estates NV	12,635	1,206,639
Warehouses De Pauw CVA	23,311	4,322,352
Wereldhave Belgium Comm VA	3,913	350,116
Xior Student Housing NV(a)	20,761	1,225,271

		20,894,299

Canada — 3.3%
Allied Properties REIT	151,721	6,184,967
Artis REIT	168,014	1,585,098
Boardwalk REIT	49,257	1,636,965
Canadian Apartment Properties REIT	208,135	8,684,234
Choice Properties REIT	334,620	3,538,797
Cominar REIT	238,611	2,438,122
Crombie REIT	116,356	1,400,503
Dream Global REIT	235,333	2,986,537
Dream Industrial REIT	139,214	1,423,545
Dream Office REIT(a)	61,706	1,375,574
Granite REIT	65,562	3,253,284
H&R Real Estate Investment Trust	375,111	6,358,636
InterRent REIT	143,550	1,704,885
Killam Apartment REIT	110,803	1,644,742
Northview Apartment Real Estate Investment Trust	62,799	1,378,917
NorthWest Healthcare Properties REIT	131,976	1,200,923
RioCan REIT	397,004	7,983,274
SmartCentres Real Estate Investment Trust	165,002	3,997,157
Summit Industrial Income REIT(a)	121,257	1,179,035

		59,955,195

China — 0.1%
Yuexiu REIT	1,543,000	1,025,687

France — 3.3%
Carmila SA	40,270	783,531
Covivio	59,647	6,754,339
Gecina SA	67,233	11,536,313
ICADE	41,987	4,112,800
Klepierre SA	247,106	9,205,087
Mercialys SA	79,915	1,114,465
Unibail—Rodamco-Westfield	143,013	22,121,959
Unibail—Rodamco-Westfield, New	32,560	5,036,542

		60,665,036

Security	Shares	Value
Germany — 0.3%
alstria office REIT AG	209,114	$3,919,409
Hamborner REIT AG	95,686	1,030,158

		4,949,567

Hong Kong — 1.8%
Champion REIT	2,581,000	1,712,390
Hui Xian Real Estate Investment Trust	2,947,000	1,367,945
Link REIT	2,744,000	29,916,276

		32,996,611

Ireland — 0.2%
Green REIT PLC	908,516	1,931,895
Hibernia REIT PLC	946,796	1,474,586
Irish Residential Properties REIT PLC	527,375	1,033,171

		4,439,652

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA(a)	62,982	404,732

Japan — 9.2%
Activia Properties Inc.	881	4,645,206
Advance Residence Investment Corp.	1,632	5,419,620
AEON REIT Investment Corp.	1,911	2,747,046
Comforia Residential REIT Inc.	773	2,516,960
Daiwa House REIT Investment Corp.	2,416	7,028,648
Daiwa Office Investment Corp.	359	2,859,248
Frontier Real Estate Investment Corp.	580	2,588,687
Fukuoka REIT Corp.	980	1,679,793
Global One Real Estate Investment Corp.	1,217	1,648,109
GLP J-REIT	4,705	6,127,968
Hulic Reit Inc.	1,485	2,832,496
Industrial & Infrastructure Fund Investment Corp.	2,153	3,371,749
Invesco Office J-Reit Inc.	11,171	2,253,730
Invincible Investment Corp.	6,402	4,044,740
Japan Excellent Inc.	1,602	2,754,838
Japan Hotel REIT Investment Corp.	5,797	4,810,054
Japan Logistics Fund Inc.	1,110	2,820,563
Japan Prime Realty Investment Corp.	1,104	5,300,180
Japan Real Estate Investment Corp.	1,699	11,582,841
Japan Rental Housing Investments Inc.	1,913	1,833,281
Japan Retail Fund Investment Corp.	3,433	8,002,553
Kenedix Office Investment Corp.	495	3,873,734
Kenedix Residential Next Investment Corp.	1,154	2,375,145
Kenedix Retail REIT Corp.	656	1,805,889
LaSalle Logiport REIT	1,582	2,354,598
MCUBS MidCity Investment Corp.	1,994	2,313,007
Mitsui Fudosan Logistics Park Inc.	451	1,879,427
Mori Hills REIT Investment Corp.	2,004	3,310,803
Mori Trust Sogo REIT Inc.	1,295	2,353,892
Nippon Accommodations Fund Inc.	570	3,585,403
Nippon Building Fund Inc.	1,656	12,561,121
Nippon Prologis REIT Inc.	2,634	7,358,291
NIPPON REIT Investment Corp.	552	2,394,783
Nomura Real Estate Master Fund Inc.	5,615	10,725,660
Orix JREIT Inc.	3,414	7,718,252
Premier Investment Corp.	1,641	2,460,627
Sekisui House Reit Inc.	5,235	4,837,672
Tokyu REIT Inc.	1,127	2,168,410
United Urban Investment Corp.	3,885	7,834,328

		168,779,352

Malaysia — 0.1%
IGB REIT	2,130,300	973,764

16	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Malaysia (continued)
Pavilion REIT	911,200	$377,259
Sunway REIT	2,167,900	939,069

		2,290,092

Mexico — 0.6%
Concentradora Fibra Danhos SA de CV	307,115	464,869
Concentradora Fibra Hotelera Mexicana SA de CV(b)	939,489	428,288
Fibra Uno Administracion SA de CV	3,902,313	5,947,506
Macquarie Mexico Real Estate Management SA de CV(b) .	1,036,050	1,465,558
PLA Administradora Industrial S. de RL de CV	1,051,109	1,742,894
Prologis Property Mexico SA de CV	445,771	954,692

		11,003,807

Netherlands — 0.3%
Eurocommercial Properties NV	62,898	2,006,925
NSI NV	23,266	1,062,928
Vastned Retail NV	24,180	725,666
Wereldhave NV	51,193	1,210,806

		5,006,325

New Zealand — 0.1%
Kiwi Property Group Ltd.	1,861,175	1,897,778

Saudi Arabia — 0.0%
Al Rajhi REIT	78,211	185,606
Jadwa REIT Saudi Fund	69,518	185,366
Riyad REIT Fund	110,370	234,260

		605,232

Singapore — 2.8%
Ascendas REIT	3,301,050	7,688,988
Ascott Residence Trust(a)	1,456,032	1,476,413
CapitaLand Commercial Trust	3,260,364	4,911,089
CapitaLand Mall Trust	3,145,500	5,870,583
CapitaLand Retail China Trust	902,204	1,007,642
CDL Hospitality Trusts	1,058,400	1,275,415
First REIT	720,800	540,223
Fortune REIT	1,705,000	2,001,352
Frasers Centrepoint Trust	926,600	1,872,332
Frasers Logistics & Industrial Trust	2,144,600	1,985,522
Keppel DC REIT	1,453,333	2,135,763
Keppel REIT	2,639,600	2,346,828
Lippo Malls Indonesia Retail Trust(a)	2,679,600	472,541
Mapletree Commercial Trust(a)	2,524,992	4,322,886
Mapletree Industrial Trust	1,809,300	3,390,069
Mapletree Logistics Trust	3,177,740	3,922,703
Mapletree North Asia Commercial Trust(a)	2,784,100	2,618,500
Suntec REIT	2,650,900	3,622,965

		51,461,814

South Africa — 0.8%
Attacq Ltd.	892,479	776,739
Emira Property Fund Ltd.	542,310	456,860
Equites Property Fund Ltd.	525,094	733,427
Growthpoint Properties Ltd.	3,780,621	5,549,144
Hyprop Investments Ltd.	344,789	1,350,453
Redefine Properties Ltd.	7,382,335	3,695,211
SA Corporate Real Estate Ltd.	3,582,243	734,831
Vukile Property Fund Ltd.(a)	1,145,605	1,470,840

		14,767,505

Spain — 0.7%
Inmobiliaria Colonial Socimi SA	420,524	5,432,848
Lar Espana Real Estate Socimi SA	85,127	771,172

Security	Shares	Value
Spain (continued)
Merlin Properties Socimi SA	434,219	$6,394,564

		12,598,584

Thailand — 0.1%
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	1,452,402	832,143

Turkey — 0.0%
AKIS Gayrimenkul Yatirimi AS	100,198	45,779
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,426,557	513,980
Is Gayrimenkul Yatirim Ortakligi AS(c)	804,901	131,037
Torunlar Gayrimenkul Yatirim Ortakligi AS(c)	91,866	27,821

		718,617

United Kingdom — 5.0%
Assura PLC	3,117,982	3,017,930
Big Yellow Group PLC	201,397	2,976,138
BMO Real Estate Investments Ltd.	325,187	361,039
British Land Co. PLC (The)	1,205,293	9,679,177
Civitas Social Housing PLC	816,503	898,071
Custodian REIT PLC	488,120	726,371
Derwent London PLC	130,466	5,993,213
Empiric Student Property PLC	761,056	925,717
GCP Student Living PLC	543,465	1,230,676
Great Portland Estates PLC	342,427	3,489,858
Hammerson PLC	992,973	3,726,228
Hansteen Holdings PLC	569,930	758,139
Impact Healthcare REIT PLC	277,317	387,556
Intu Properties PLC(a)(c)	1,123,327	654,113
Land Securities Group PLC	923,722	11,235,778
LondonMetric Property PLC	1,056,049	3,167,609
LXI REIT PLC	576,097	934,818
NewRiver REIT PLC	394,790	1,026,824
Picton Property Income Ltd. (The)	702,923	843,182
Primary Health Properties PLC	1,472,788	2,694,782
RDI REIT PLC	334,953	561,724
Regional REIT Ltd.(b)	476,896	650,427
Safestore Holdings PLC	268,987	2,438,223
Schroder REIT Ltd.	713,589	509,708
Segro PLC	1,422,435	15,538,596
Shaftesbury PLC	289,430	3,539,235
Standard Life Investment Property Income Trust Ltd.	537,148	613,746
Target Healthcare REIT PLC(c)	499,781	724,322
Triple Point Social Housing REIT PLC(b)	456,255	523,089
Tritax Big Box REIT PLC	2,223,130	4,323,723
UK Commercial Property REIT Ltd.	842,770	956,407
UNITE Group PLC (The)	374,511	5,451,940
Workspace Group PLC	173,835	2,283,165

		92,841,524

United States — 65.7%
Acadia Realty Trust	106,570	2,981,829
Agree Realty Corp.	53,228	4,192,770
Alexander’s Inc.	2,818	973,337
Alexandria Real Estate Equities Inc.	145,548	23,105,745
American Assets Trust Inc.	61,342	3,003,304
American Campus Communities Inc.	177,366	8,864,753
American Finance Trust Inc.	139,061	2,058,103
American Homes 4 Rent, Class A(a)	333,800	8,835,686
Americold Realty Trust	249,301	9,994,477
Apartment Investment & Management Co., Class A	191,076	10,486,251
Apple Hospitality REIT Inc.	271,228	4,469,837

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
United States (continued)
AvalonBay Communities Inc.	181,262	$39,453,487
Boston Properties Inc.	201,370	27,627,964
Brandywine Realty Trust	225,579	3,446,847
Brixmor Property Group Inc.	388,070	8,545,301
Brookfield Property REIT Inc., Class A	94,781	1,791,361
Camden Property Trust	121,122	13,852,723
CareTrust REIT Inc.	123,811	3,001,179
Chatham Lodging Trust	62,977	1,136,735
Colony Capital Inc.	619,868	3,471,261
Columbia Property Trust Inc.	150,573	3,089,758
Corporate Office Properties Trust	144,897	4,294,747
Cousins Properties Inc.	188,904	7,580,717
CubeSmart	250,480	7,940,216
CyrusOne Inc.	145,633	10,380,720
DiamondRock Hospitality Co.	258,978	2,584,600
Digital Realty Trust Inc.	270,742	34,395,064
Douglas Emmett Inc.	216,101	9,361,495
Duke Realty Corp.	467,897	16,441,901
Easterly Government Properties Inc.	101,557	2,266,752
EastGroup Properties Inc.	48,053	6,436,699
Empire State Realty Trust Inc., Class A(a)	191,911	2,776,952
EPR Properties	100,426	7,812,139
Equity Commonwealth	156,867	5,047,980
Equity LifeStyle Properties Inc.	225,218	15,751,747
Equity Residential	475,946	42,197,372
Essential Properties Realty Trust Inc.	98,480	2,526,997
Essex Property Trust Inc.	85,205	27,873,112
Extra Space Storage Inc.	160,999	18,075,358
Federal Realty Investment Trust	97,716	13,290,353
First Industrial Realty Trust Inc.(a)	163,465	6,883,511
Four Corners Property Trust Inc.	91,452	2,620,100
Franklin Street Properties Corp.	137,295	1,180,737
Gaming and Leisure Properties Inc.	263,826	10,648,017
Getty Realty Corp.	43,453	1,457,414
Global Net Lease Inc.	109,472	2,132,515
Healthcare Realty Trust Inc.	165,453	5,752,801
Healthcare Trust of America Inc., Class A	264,452	8,198,012
Healthpeak Properties Inc.	639,910	24,073,414
Hersha Hospitality Trust	47,097	649,939
Highwoods Properties Inc.	131,637	6,160,612
Host Hotels & Resorts Inc.	941,217	15,426,547
Hudson Pacific Properties Inc.	196,771	7,068,014
Independence Realty Trust Inc.	115,868	1,784,367
Industrial Logistics Properties Trust	84,120	1,786,709
Innovative Industrial Properties Inc.(a)	14,035	1,066,660
Investors Real Estate Trust	15,231	1,152,530
Invitation Homes Inc.(a)	619,523	19,075,113
JBG SMITH Properties	159,761	6,431,978
Kilroy Realty Corp.	128,106	10,751,937
Kimco Realty Corp.	522,573	11,266,674
Kite Realty Group Trust	109,527	1,951,771
Lexington Realty Trust	297,871	3,240,836
Liberty Property Trust	202,920	11,986,484
Life Storage Inc.	60,240	6,561,341
LTC Properties Inc.	51,047	2,646,787
Macerich Co. (The)	183,551	5,047,652
Mack-Cali Realty Corp.	111,416	2,386,531
Medical Properties Trust Inc.	576,667	11,954,307
Mid-America Apartment Communities Inc.	148,179	20,595,399
Monmouth Real Estate Investment Corp.	116,599	1,758,313

Security	Shares	Value
United States (continued)
National Health Investors Inc.	53,981	$4,631,030
National Retail Properties Inc.	211,488	12,458,758
National Storage Affiliates Trust	76,193	2,603,515
Office Properties Income Trust	62,533	1,993,552
Omega Healthcare Investors Inc.	276,774	12,189,127
Paramount Group Inc.	258,905	3,487,450
Park Hotels & Resorts Inc.	307,347	7,145,818
Pebblebrook Hotel Trust	167,467	4,305,577
Physicians Realty Trust	239,185	4,465,584
Piedmont Office Realty Trust Inc., Class A	162,877	3,654,960
Prologis Inc.	817,802	71,770,303
PS Business Parks Inc.	25,971	4,689,064
Public Storage	192,784	42,963,842
QTS Realty Trust Inc., Class A	70,599	3,783,400
Realty Income Corp.	414,436	33,896,720
Regency Centers Corp.	217,036	14,593,501
Retail Opportunity Investments Corp.	148,353	2,769,009
Retail Properties of America Inc., Class A	278,477	3,831,844
Retail Value Inc.	19,890	728,173
Rexford Industrial Realty Inc.(a)	141,572	6,808,197
RLJ Lodging Trust	220,166	3,612,924
RPT Realty	101,258	1,468,241
Ryman Hospitality Properties Inc.	59,126	4,976,635
Sabra Health Care REIT Inc.	244,638	6,018,095
Saul Centers Inc.	15,773	844,486
Senior Housing Properties Trust	304,379	3,020,962
Seritage Growth Properties, Class A	42,849	1,863,503
Service Properties Trust	209,645	5,304,018
Simon Property Group Inc.	400,296	60,316,601
SITE Centers Corp.	180,535	2,803,709
SL Green Realty Corp.	107,028	8,947,541
Spirit Realty Capital Inc.	116,665	5,814,584
STAG Industrial Inc.	164,908	5,118,744
STORE Capital Corp.	273,355	11,070,877
Summit Hotel Properties Inc.	132,912	1,629,501
Sun Communities Inc.	115,164	18,731,425
Sunstone Hotel Investors Inc.	292,011	3,945,069
Tanger Factory Outlet Centers Inc.	116,561	1,878,963
Taubman Centers Inc.	75,939	2,717,097
Terreno Realty Corp.(a)	83,609	4,716,384
UDR Inc.	378,495	19,019,374
Universal Health Realty Income Trust	16,789	2,001,752
Urban Edge Properties	148,164	3,127,742
Urstadt Biddle Properties Inc., Class A	38,976	948,286
Ventas Inc.	484,665	31,551,691
VEREIT Inc.	1,367,324	13,454,468
VICI Properties Inc.	600,482	14,141,351
Vornado Realty Trust	225,690	14,812,035
Washington Prime Group Inc.	242,060	1,021,493
Washington REIT	103,435	3,208,554
Weingarten Realty Investors	156,663	4,970,917
Welltower Inc.	526,753	47,771,230
WP Carey Inc.	219,534	20,210,300
Xenia Hotels & Resorts Inc.	145,955	3,072,353

		1,211,994,980

Total Common Stocks — 99.7% (Cost: $1,643,767,776)		1,837,365,067

18	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

Singapore — 0.0%
Mapletree Commercial Trust, (Expires 11/07/19)(c)	178,599	$11,811

Thailand — 0.0%
WHA Premium Growth, (Expires 12/18/19)(c)	208,353	2,760

Total Rights — 0.0% (Cost: $0)		14,571

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.00%(d)(e)(f)	5,300,054	5,302,704
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.74%(d)(e)	2,816,000	2,816,000

		8,118,704

Total Short-Term Investments — 0.4% (Cost: $8,118,523)		8,118,704

Total Investments in Securities — 100.1% (Cost: $1,651,886,299)		1,845,498,342

Other Assets, Less Liabilities — (0.1)%		(1,974,396)

Net Assets — 100.0%		$1,843,523,946

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	137,026	5,163,028	5,300,054	$5,302,704	$53,816	(b)	$(6)	$127
BlackRock Cash Funds: Treasury, SL Agency Shares	795,642	2,020,358	2,816,000	2,816,000	25,117		—	—

				$8,118,704	$78,933		$(6)	$127

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	3	12/19/19	$343	$564
Dow Jones U.S. Real Estate	118	12/20/19	4,366	30,589

				$31,153

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Global REIT ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$31,153

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$249,633

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$31,153

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,569,682

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,837,365,067	$—	$—	$1,837,365,067
Rights	14,571	—	—	14,571
Money Market Funds	8,118,704	—	—	8,118,704

	$1,845,498,342	$—	$—	$1,845,498,342

Derivative financial instruments(a)
Assets
Futures Contracts	$31,153	$—	$—	$31,153

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.8%
BWP Trust	252,916	$723,123
Charter Hall Retail REIT	191,953	583,205
Cromwell Property Group	1,245,875	1,137,308
Dexus	570,721	4,706,584
GPT Group (The)	1,012,738	4,151,469
Mirvac Group	2,043,364	4,518,960
Scentre Group	2,668,418	7,041,098
Shopping Centres Australasia Property Group	481,493	892,339
Stockland	1,247,306	4,202,131
Vicinity Centres	1,634,271	3,006,236

		30,962,453

Austria — 0.3%
CA Immobilien Anlagen AG	35,982	1,388,960

Belgium — 2.1%
Aedifica SA	12,800	1,539,419
Ascencio	2,730	181,525
Befimmo SA	10,930	706,036
Cofinimmo SA	13,365	1,977,155
Intervest Offices & Warehouses NV	12,038	363,959
Leasinvest Real Estate SCA	1,408	185,359
Montea CVA	6,208	563,080
Retail Estates NV	5,255	501,851
Warehouses De Pauw CVA	9,383	1,739,806
Wereldhave Belgium Comm VA	1,283	114,797
Xior Student Housing NV	8,265	487,783

		8,360,770

Canada — 6.7%
Allied Properties REIT	60,595	2,470,179
Artis REIT	67,694	638,647
Boardwalk REIT	19,968	663,600
Canadian Apartment Properties REIT	83,012	3,463,597
Chartwell Retirement Residences	110,528	1,239,535
Choice Properties REIT	133,883	1,415,889
Cominar REIT	94,992	970,626
Crombie REIT	46,124	555,165
Dream Global REIT	94,262	1,196,249
Dream Industrial REIT	56,968	582,531
Dream Office REIT	24,203	539,543
First Capital Realty Inc.	69,268	1,148,889
Granite REIT	25,349	1,257,855
H&R Real Estate Investment Trust	148,895	2,523,971
InterRent REIT	60,739	721,372
Killam Apartment REIT	44,753	664,306
Northview Apartment Real Estate Investment Trust	24,988	548,677
NorthWest Healthcare Properties REIT	53,639	488,091
RioCan REIT	158,652	3,190,301
SmartCentres Real Estate Investment Trust	65,173	1,578,810
Summit Industrial Income REIT	54,763	532,485

		26,390,318

Finland — 0.3%
Citycon OYJ	39,424	413,004
Kojamo OYJ	45,305	763,223

		1,176,227

France — 6.2%
Carmila SA	16,024	311,778
Covivio	24,143	2,733,918
Gecina SA	27,045	4,640,572

Security	Shares	Value

France (continued)
ICADE	16,643	$1,630,250
Klepierre SA	99,677	3,713,125
Mercialys SA	31,806	443,555
Unibail-Rodamco-Westfield	44,154	6,829,959
Unibail-Rodamco-Westfield, New	26,187	4,050,735

		24,353,892

Germany — 9.6%
ADO Properties SA(a)	15,439	628,695
alstria office REIT AG	81,784	1,532,872
Aroundtown SA	462,776	3,906,298
Deutsche EuroShop AG	26,783	801,394
Deutsche Wohnen SE	186,671	7,022,514
Grand City Properties SA	57,314	1,340,233
Hamborner REIT AG	35,969	387,243
LEG Immobilien AG	33,009	3,789,448
Sirius Real Estate Ltd.	495,426	471,194
TAG Immobilien AG	65,780	1,598,380
TLG Immobilien AG	48,256	1,413,217
Vonovia SE	283,553	15,092,871

		37,984,359

Hong Kong — 13.5%
Champion REIT	1,024,000	679,383
CK Asset Holdings Ltd.	1,408,000	9,826,556
Hang Lung Properties Ltd.	1,065,000	2,345,318
Hongkong Land Holdings Ltd.	610,000	3,355,000
Hysan Development Co. Ltd.	322,000	1,271,534
Link REIT	1,102,500	12,019,933
New World Development Co. Ltd.	2,996,333	4,297,024
Sino Land Co. Ltd.	1,674,800	2,508,664
Sun Hung Kai Properties Ltd.	744,000	11,286,678
Swire Properties Ltd.	540,800	1,704,296
Wharf Real Estate Investment Co. Ltd.	640,900	3,777,840

		53,072,226

Ireland — 0.5%
Green REIT PLC	364,931	776,000
Hibernia REIT PLC	372,445	580,064
Irish Residential Properties REIT PLC	231,212	452,963

		1,809,027

Israel — 0.4%
Azrieli Group Ltd.	19,080	1,470,171

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	25,192	161,888

Japan — 26.9%
Activia Properties Inc.	363	1,913,973
Advance Residence Investment Corp.	657	2,181,795
Aeon Mall Co. Ltd.	62,600	1,005,260
AEON REIT Investment Corp.	768	1,103,993
Comforia Residential REIT Inc.	309	1,006,133
Daiwa House REIT Investment Corp.	978	2,845,206
Daiwa Office Investment Corp.	143	1,138,920
Frontier Real Estate Investment Corp.	232	1,035,475
Fukuoka REIT Corp.	384	658,205
Global One Real Estate Investment Corp.	499	675,765
GLP J-REIT	1,892	2,464,212
Hulic Co. Ltd.	189,300	2,068,020
Hulic Reit Inc.	576	1,098,665
Industrial & Infrastructure Fund Investment Corp.	866	1,356,217
Invesco Office J-Reit Inc.	4,560	919,972

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Invincible Investment Corp.	2,486	$1,570,638
Japan Excellent Inc.	628	1,079,924
Japan Hotel REIT Investment Corp.	2,351	1,950,740
Japan Logistics Fund Inc.	456	1,158,718
Japan Prime Realty Investment Corp.	442	2,121,993
Japan Real Estate Investment Corp.	679	4,629,046
Japan Rental Housing Investments Inc.	768	735,996
Japan Retail Fund Investment Corp.	1,368	3,188,900
Kenedix Office Investment Corp.	199	1,557,319
Kenedix Residential Next Investment Corp.	474	975,579
Kenedix Retail REIT Corp.	256	704,737
LaSalle Logiport REIT	634	943,625
MCUBS MidCity Investment Corp.	802	930,307
Mitsubishi Estate Co. Ltd.	619,100	12,069,315
Mitsui Fudosan Co. Ltd.	489,700	12,597,527
Mitsui Fudosan Logistics Park Inc.	183	762,606
Mori Hills REIT Investment Corp.	812	1,341,503
Mori Trust Sogo REIT Inc.	517	939,739
Nippon Accommodations Fund Inc.	235	1,478,192
Nippon Building Fund Inc.	662	5,021,414
Nippon Prologis REIT Inc.	1,057	2,952,814
NIPPON REIT Investment Corp.	229	993,488
Nomura Real Estate Holdings Inc.	60,300	1,435,754
Nomura Real Estate Master Fund Inc.	2,262	4,320,827
Orix JREIT Inc.	1,376	3,110,813
Premier Investment Corp.	665	997,146
Sekisui House Reit Inc.	2,080	1,922,131
Sumitomo Realty & Development Co. Ltd.	206,500	7,531,839
Tokyo Tatemono Co. Ltd.	103,900	1,488,748
Tokyu REIT Inc.	464	892,762
United Urban Investment Corp.	1,552	3,129,698

		106,005,649

Malta — 0.0%
BGP Holdings PLC(b)(c)	6,603,392	74

Netherlands — 0.5%
Eurocommercial Properties NV	24,754	789,841
NSI NV	9,334	426,432
Vastned Retail NV	9,344	280,423
Wereldhave NV	20,871	493,636

		1,990,332

New Zealand — 0.2%
Kiwi Property Group Ltd.	769,783	784,922

Norway — 0.3%
Entra ASA(a)	74,589	1,117,876

Singapore — 6.4%
Ascendas REIT	1,325,595	3,087,649
CapitaLand Commercial Trust	1,310,267	1,973,656
CapitaLand Ltd.	1,302,300	3,444,859
CapitaLand Mall Trust	1,256,800	2,345,620
CDL Hospitality Trusts	407,700	491,295
City Developments Ltd.	244,800	1,940,844
Fortune REIT	703,000	825,191
Frasers Centrepoint Trust	374,200	756,126
Frasers Logistics & Industrial Trust	859,900	796,116
Keppel DC REIT	599,171	880,519
Keppel REIT	1,037,200	922,159
Mapletree Commercial Trust(d)	1,004,355	1,719,495

Security	Shares	Value

Singapore (continued)
Mapletree Industrial Trust	738,700	$1,384,096
Mapletree Logistics Trust(d)	1,272,861	1,571,260
Suntec REIT	1,069,000	1,460,994
UOL Group Ltd.	258,400	1,480,966

		25,080,845

Spain — 1.3%
Inmobiliaria Colonial Socimi SA	169,143	2,185,198
Lar Espana Real Estate Socimi SA	34,144	309,313
Merlin Properties Socimi SA	172,264	2,536,861

		5,031,372

Sweden — 3.9%
Atrium Ljungberg AB, Class B	23,871	476,216
Castellum AB	140,687	2,880,387
Catena AB	10,669	390,911
Dios Fastigheter AB	43,904	366,387
Fabege AB	137,720	2,058,445
Fastighets AB Balder, Class B(c)	50,571	1,963,148
Hembla AB(c)	18,804	419,632
Hemfosa Fastigheter AB	83,870	865,747
Hufvudstaden AB, Class A	56,960	954,822
Klovern AB, Class B	263,574	461,254
Kungsleden AB	98,309	894,896
Nyfosa AB(c)	82,983	555,557
Pandox AB	38,936	779,989
Sagax AB, Class D	53,891	205,008
Wallenstam AB, Class B	86,068	944,271
Wihlborgs Fastigheter AB	69,132	1,046,922

		15,263,592

Switzerland — 2.3%
Allreal Holding AG, Registered	7,368	1,435,145
Hiag Immobilien Holding AG	1,609	172,029
Mobimo Holding AG, Registered	3,330	938,171
PSP Swiss Property AG, Registered	20,472	2,707,470
Swiss Prime Site AG, Registered	39,229	4,039,185

		9,292,000

United Kingdom — 10.3%
Assura PLC	1,234,816	1,195,193
Big Yellow Group PLC	80,268	1,186,158
BMO Commercial Property Trust	273,644	415,708
BMO Real Estate Investments Ltd.	123,136	136,712
British Land Co. PLC (The)	485,818	3,901,390
Capital & Counties Properties PLC	383,814	1,266,470
Civitas Social Housing PLC	326,372	358,976
Custodian REIT PLC	204,776	304,727
Derwent London PLC	52,359	2,405,214
Empiric Student Property PLC	312,775	380,447
GCP Student Living PLC	214,273	485,221
Grainger PLC	314,084	1,043,698
Great Portland Estates PLC	137,517	1,401,510
Hammerson PLC	400,311	1,502,206
Hansteen Holdings PLC	216,545	288,055
Helical PLC	53,067	268,838
Impact Healthcare REIT PLC	116,575	162,916
Intu Properties PLC(c)	468,820	272,994
Land Securities Group PLC	372,451	4,530,342
LondonMetric Property PLC	425,105	1,275,098
LXI REIT PLC	276,135	448,077
NewRiver REIT PLC	156,143	406,118
Phoenix Spree Deutschland Ltd.	45,568	187,803

22	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Picton Property Income Ltd. (The)	290,461	$348,419
Primary Health Properties PLC	585,863	1,071,962
RDI REIT PLC	129,497	217,169
Regional REIT Ltd.(a)	202,472	276,147
Safestore Holdings PLC	107,071	970,541
Schroder REIT Ltd.	265,602	189,716
Segro PLC	569,692	6,223,282
Shaftesbury PLC	116,356	1,422,835
Standard Life Investment Property Income Trust Ltd.	211,310	241,443
Target Healthcare REIT PLC(c)	203,783	295,339
Triple Point Social Housing REIT PLC(a)	165,999	190,315
Tritax Big Box REIT PLC	890,385	1,731,693
UK Commercial Property REIT Ltd.	345,876	392,513
UNITE Group PLC (The)	149,446	2,175,559
Workspace Group PLC	69,418	911,742

		40,482,546

Total Common Stocks — 99.5% (Cost: $381,103,717)		392,179,499

Rights

Singapore — 0.0%
Mapletree Commercial Trust, (Expires 11/07/19)(c)(d)	71,862	4,752

Total Rights — 0.0% (Cost: $0)		4,752

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.00%(e)(f)(g)	3,267,172	$3,268,805
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.74%(e)(f)	167,000	167,000

		3,435,805

Total Short-Term Investments — 0.9% (Cost: $3,435,272)		3,435,805

Total Investments in Securities — 100.4% (Cost: $384,538,989)		395,620,056

Other Assets, Less Liabilities — (0.4)%		(1,419,378)

Net Assets — 100.0%		$394,200,678

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended October 31, 2019, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,029,634	1,237,538	3,267,172	$3,268,805	$44,947	(b)	$784	$130
BlackRock Cash Funds: Treasury, SL Agency Shares	206,654	(39,654)	167,000	167,000	3,681		—	—

				$3,435,805	$48,628		$784	$130

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	25	12/20/19	$925	$17,550
Euro STOXX 50 Index	7	12/20/19	282	7,788
Hang Seng Index	1	11/28/19	172	1,981
TOPIX Index	3	12/12/19	463	19,517

				$46,836

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® International Developed Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2019, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$46,836

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$95,707

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$21,244

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,517,402

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$392,179,425	$—	$74	$392,179,499
Rights	4,752	—	—	4,752
Money Market Funds	3,435,805	—	—	3,435,805

	$395,619,982	$—	$74	$395,620,056

Derivative financial instruments(a)
Assets
Futures Contracts	$46,836	$—	$—	$46,836

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

October 31, 2019

	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,475,762,478	$1,727,704,436	$27,603,419	$1,837,379,638
Affiliated(c)	2,703,000	10,133,682	97,009	8,118,704
Cash	957	18,940	549	172
Foreign currency, at value(d)	—	—	24,279	1,384,497
Cash pledged:
Futures contracts	67,000	120,000	—	155,000
Foreign currency collateral pledged:
Futures contracts(e)	—	—	—	16,535
Receivables:
Investments sold	—	—	—	349
Securities lending income — Affiliated	413	4,238	256	11,156
Capital shares sold	—	85,001	—	196,309
Dividends	615,073	1,115,391	28,115	2,821,353
Tax reclaims	—	—	65,732	243,372

Total assets	2,479,148,921	1,739,181,688	27,819,359	1,850,327,085

LIABILITIES
Collateral on securities loaned, at value	—	7,603,653	86,627	5,306,324
Payables:
Investments purchased	—	—	—	1,266,971
Variation margin on futures contracts	5,140	9,107	—	16,099
Capital shares redeemed	—	21,458	—	—
Investment advisory fees	697,159	115,431	10,975	213,745

Total liabilities	702,299	7,749,649	97,602	6,803,139

NET ASSETS	$2,478,446,622	$1,731,432,039	$27,721,757	$1,843,523,946

NET ASSETS CONSIST OF:
Paid-in capital	$2,165,577,707	$1,533,441,611	$30,639,008	$1,678,804,434
Accumulated earnings (loss)	312,868,915	197,990,428	(2,917,251)	164,719,512

NET ASSETS	$2,478,446,622	$1,731,432,039	$27,721,757	$1,843,523,946

Shares outstanding	20,700,000	30,750,000	700,000	64,250,000

Net asset value	$119.73	$56.31	$39.60	$28.69

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$7,434,216	$79,478	$5,157,191
(b) Investments, at cost — Unaffiliated	$2,044,764,840	$1,523,022,920	$27,458,417	$1,643,767,776
(c) Investments, at cost — Affiliated	$2,703,000	$10,133,664	$96,997	$8,118,523
(d) Foreign currency, at cost	$—	$—	$24,107	$1,376,716
(e) Foreign currency collateral pledged, at cost	$—	$—	$—	$16,187

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2019

iShares International Developed Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$392,184,251
Affiliated(c)	3,435,805
Cash	5,543
Foreign currency, at value(d)	466,512
Cash pledged:
Futures contracts	37,000
Foreign currency collateral pledged:
Futures contracts(e)	33,541
Receivables:
Investments sold	11,517
Securities lending income — Affiliated	3,858
Variation margin on futures contracts	1,083
Dividends	1,151,066
Tax reclaims	281,841
Foreign withholding tax claims	24,633

Total assets	397,636,650

LIABILITIES
Collateral on securities loaned, at value	3,265,345
Payables:
Capital shares redeemed	11,517
Investment advisory fees	158,147
Professional fees	963

Total liabilities	3,435,972

NET ASSETS	$394,200,678

NET ASSETS CONSIST OF:
Paid-in capital	$453,136,933
Accumulated loss	(58,936,255)

NET ASSETS	$394,200,678

Shares outstanding	12,800,000

Net asset value	$30.80

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$3,107,862
(b) Investments, at cost — Unaffiliated	$381,103,717
(c) Investments, at cost — Affiliated	$3,435,272
(d) Foreign currency, at cost	$464,148
(e) Foreign currency collateral pledged, at cost	$33,344

See notes to financial statements.

26	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares Europe Developed Real Estate ETF	iShares Global REIT ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$28,413,823	$18,607,731	$588,908	$25,657,155
Dividends — Affiliated	41,903	24,148	169	25,117
Interest — Unaffiliated	2,219	1,330	—	—
Securities lending income — Affiliated — net	412	11,356	5,734	53,816
Foreign taxes withheld	—	—	(55,528)	(1,611,071)

Total investment income	28,458,357	18,644,565	539,283	24,125,017

EXPENSES
Investment advisory fees	3,942,743	606,933	63,112	1,175,512

Total expenses	3,942,743	606,933	63,112	1,175,512

Net investment income	24,515,614	18,037,632	476,171	22,949,505

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	8,295,350	(9,597,858)	(268,061)	(11,394,103)
Investments — Affiliated	(3,325)	11	128	(6)
In-kind redemptions — Unaffiliated	14,121,060	17,505,287	40,167	24,366,676
Futures contracts	442,648	258,999	—	249,633
Foreign currency transactions	—	—	(1,581)	(27,218)

Net realized gain (loss)	22,855,733	8,166,439	(229,347)	13,194,982

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	152,758,134	132,354,349	1,795,436	129,917,111
Investments — Affiliated	—	17	(34)	127
Futures contracts	(7,378)	29,132	—	31,153
Foreign currency translations	—	—	1,138	17,720

Net change in unrealized appreciation (depreciation)	152,750,756	132,383,498	1,796,540	129,966,111

Net realized and unrealized gain	175,606,489	140,549,937	1,567,193	143,161,093

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$200,122,103	$158,587,569	$2,043,364	$166,110,598

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations  (unaudited) (continued)

Six Months Ended October 31, 2019

iShares International Developed Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$8,251,663
Dividends — Affiliated	3,681
Securities lending income — Affiliated — net	44,947
Other income — Unaffiliated	1,740
Foreign taxes withheld	(732,417)

Total investment income	7,569,614

EXPENSES
Investment advisory fees	984,257

Total expenses	984,257

Net investment income	6,585,357

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	3,705,970
Investments — Affiliated	784
In-kind redemptions — Unaffiliated	9,450,340
Futures contracts	95,707
Foreign currency transactions	(12,827)

Net realized gain	13,239,974

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	8,041,095
Investments — Affiliated	130
Futures contracts	21,244
Foreign currency translations	10,785

Net change in unrealized appreciation (depreciation)	8,073,254

Net realized and unrealized gain	21,313,228

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,898,585

See notes to financial statements.

28	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Cohen & Steers REIT ETF		iShares Core U.S. REIT ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,515,614	$56,478,333	$18,037,632	$30,780,368
Net realized gain	22,855,733	84,919,433	8,166,439	20,555,396
Net change in unrealized appreciation (depreciation)	152,750,756	289,840,462	132,383,498	91,804,785

Net increase in net assets resulting from operations	200,122,103	431,238,228	158,587,569	143,140,549

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(28,153,632)	(68,398,659)	(24,116,832)	(41,518,023)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	119,352,250	(652,362,254)	306,910,027	673,954,057

NET ASSETS
Total increase (decrease) in net assets	291,320,721	(289,522,685)	441,380,764	775,576,583
Beginning of period	2,187,125,901	2,476,648,586	1,290,051,275	514,474,692

End of period	$2,478,446,622	$2,187,125,901	$1,731,432,039	$1,290,051,275

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets  (continued)

	iShares Europe Developed Real Estate ETF		iShares Global REIT ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$476,171	$1,413,388	$22,949,505	$50,395,177
Net realized gain (loss)	(229,347)	(339,453)	13,194,982	13,598,576
Net change in unrealized appreciation (depreciation)	1,796,540	(3,917,653)	129,966,111	97,383,825

Net increase (decrease) in net assets resulting from operations	2,043,364	(2,843,718)	166,110,598	161,377,578

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(601,303)	(1,666,760)	(32,327,548)	(69,203,811)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,792,736)	(9,148,335)	72,584,249	631,603,454

NET ASSETS
Total increase (decrease) in net assets	(2,350,675)	(13,658,813)	206,367,299	723,777,221
Beginning of period	30,072,432	43,731,245	1,637,156,647	913,379,426

End of period	$27,721,757	$30,072,432	$1,843,523,946	$1,637,156,647

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares International Developed Real Estate ETF
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,585,357	$15,745,893
Net realized gain	13,239,974	6,402,496
Net change in unrealized appreciation (depreciation)	8,073,254	(13,410,732)

Net increase in net assets resulting from operations	27,898,585	8,737,657

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,286,013)	(18,942,338)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(98,743,433)	(47,556,471)

NET ASSETS
Total decrease in net assets	(83,130,861)	(57,761,152)
Beginning of period	477,331,539	535,092,691

End of period	$394,200,678	$477,331,539

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares Cohen & Steers REIT ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$111.02		$93.99	$99.68	$100.01	$95.12	$85.53

Net investment income(a)	1.23		2.55	2.60	2.42	2.23	2.41
Net realized and unrealized gain (loss)(b)	8.89		17.50	(5.17)	1.15	6.33	10.13

Net increase (decrease) from investment operations	10.12		20.05	(2.57)	3.57	8.56	12.54

Distributions(c)
From net investment income	(1.41)		(3.02)	(3.12)	(3.90)	(3.67)	(2.95)

Total distributions	(1.41)		(3.02)	(3.12)	(3.90)	(3.67)	(2.95)

Net asset value, end of period	$119.73		$111.02	$93.99	$99.68	$100.01	$95.12

Total Return
Based on net asset value	9.14	%(d)	21.70%	(2.68)%	3.58%	9.22%	14.80%

Ratios to Average Net Assets
Total expenses	0.34	%(e)	0.34%	0.34%	0.34%	0.35%	0.35%

Net investment income	2.10	%(e)	2.51%	2.63%	2.37%	2.33%	2.57%

Supplemental Data
Net assets, end of period (000)	$2,478,447		$2,187,126	$2,476,649	$3,239,748	$3,680,246	$3,410,150

Portfolio turnover rate(f)	11	%(d)	17%	12%	8%	14%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core U.S. REIT ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$51.60		$45.73	$48.93	$47.95	$46.04	$42.38

Net investment income(a)	0.64		1.79	1.70	1.27	1.02	1.04
Net realized and unrealized gain (loss)(b)	4.92		6.59	(3.20)	1.60	2.77	4.19

Net increase (decrease) from investment operations	5.56		8.38	(1.50)	2.87	3.79	5.23

Distributions(c)
From net investment income	(0.85)		(2.44)	(1.70)	(1.89)	(1.88)	(1.57)
From net realized gain	—		(0.07)	—	—	—	—

Total distributions	(0.85)		(2.51)	(1.70)	(1.89)	(1.88)	(1.57)

Net asset value, end of period	$56.31		$51.60	$45.73	$48.93	$47.95	$46.04

Total Return
Based on net asset value	10.84	%(d)	18.82%	(3.18)%	6.02%	8.48%	12.44%

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.08%	0.08%	0.28%	0.48%	0.48%

Net investment income	2.38	%(e)	3.64%	3.60%	2.57%	2.22%	2.26%

Supplemental Data
Net assets, end of period (000)	$1,731,432		$1,290,051	$514,475	$124,765	$74,323	$85,180

Portfolio turnover rate(f)	4	%(d)	11%	8%	30%	11%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Europe Developed Real Estate ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$37.59		$41.65	$36.09	$38.11	$39.39	$37.33

Net investment income(a)	0.68		1.49	1.31	0.97	0.93	1.18
Net realized and unrealized gain (loss)(b)	2.19		(3.81)	5.71	(2.09)	(0.91)	1.90

Net increase (decrease) from investment operations	2.87		(2.32)	7.02	(1.12)	0.02	3.08

Distributions(c)
From net investment income	(0.86)		(1.74)	(1.46)	(0.90)	(1.30)	(1.02)

Total distributions	(0.86)		(1.74)	(1.46)	(0.90)	(1.30)	(1.02)

Net asset value, end of period	$39.60		$37.59	$41.65	$36.09	$38.11	$39.39

Total Return
Based on net asset value	7.81	%(d)	(5.55)%	19.80%	(2.97)%	0.16%	8.39%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.62	%(e)	3.87%	3.34%	2.75%	2.47%	3.15%

Supplemental Data
Net assets, end of period (000)	$27,722		$30,072	$43,731	$41,504	$78,115	$80,746

Portfolio turnover rate(f)	4	%(d)	13%	12%	10%	14%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Global REIT ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16	Period From 07/08/14(a) to 04/30/15

Net asset value, beginning of period	$26.53		$24.82	$25.42	$26.35	$25.81	$24.90

Net investment income(b)	0.38		0.98	0.97	0.86	0.87	0.69
Net realized and unrealized gain (loss)(c)	2.31		2.08	(0.56)	(0.47)	0.64	0.87

Net increase from investment operations	2.69		3.06	0.41	0.39	1.51	1.56

Distributions(d)
From net investment income	(0.53)		(1.35)	(0.99)	(1.29)	(0.97)	(0.65)
From net realized gain	—		—	(0.02)	(0.03)	—	—

Total distributions	(0.53)		(1.35)	(1.01)	(1.32)	(0.97)	(0.65)

Net asset value, end of period	$28.69		$26.53	$24.82	$25.42	$26.35	$25.81

Total Return
Based on net asset value	10.25	%(e)	12.77%	1.61%	1.53%	6.17%	6.30	%(e)

Ratios to Average Net Assets
Total expenses	0.14	%(f)	0.14%	0.14%	0.14%	0.14%	0.14	%(f)

Net investment income	2.73	%(f)	3.85%	3.83%	3.31%	3.47%	3.23	%(f)

Supplemental Data
Net assets, end of period (000)	$1,843,524		$1,637,157	$913,379	$350,819	$144,910	$23,226

Portfolio turnover rate(g)	4	%(e)	9%	7%	5%	9%	12	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17		Year Ended 04/30/16	Year Ended 04/30/15

Net asset value, beginning of period	$29.65		$30.40	$28.11	$30.06		$32.17	$30.79

Net investment income(a)	0.48		0.93	0.91	0.82		0.75	1.16
Net realized and unrealized gain (loss)(b)	1.60		(0.55)	2.86	(0.76)		(1.79)	1.27

Net increase (decrease) from investment operations	2.08		0.38	3.77	0.06		(1.04)	2.43

Distributions(c)
From net investment income	(0.93)		(1.13)	(1.48)	(2.01)		(1.07)	(1.05)

Total distributions	(0.93)		(1.13)	(1.48)	(2.01)		(1.07)	(1.05)

Net asset value, end of period	$30.80		$29.65	$30.40	$28.11		$30.06	$32.17

Total Return
Based on net asset value	7.16	%(d)	1.39%	13.69%	0.63	%(e)	(3.11)%	8.06%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%	0.48%		0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.48%	N/A	0.48%		N/A	N/A

Net investment income	3.21	%(f)	3.20%	3.08%	2.85	%(e)	2.56%	3.71%

Supplemental Data
Net assets, end of period (000)	$394,201		$477,332	$535,093	$519,971		$700,478	$1,000,337

Portfolio turnover rate(g)	6	%(d)	8%	8%	7%		12%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases:
•	Total return by 0.04%.
•	Ratio of net investment income to average net assets by 0.01%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Cohen & Steers REIT	Non-diversified
Core U.S. REIT	Diversified
Europe Developed Real Estate	Non-diversified
Global REIT	Diversified
International Developed Real Estate	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2019, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2019, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2019 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

38	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of October 31, 2019:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount
Core U.S. REIT
Barclays Bank PLC	$211,255	$211,255	$—	$—
Citigroup Global Markets Inc.	623,766	623,766	—	—
Goldman Sachs & Co.	17,195	17,195	—	—
HSBC Bank PLC	6,582,000	6,582,000	—	—

	$7,434,216	$7,434,216	$—	$—

Europe Developed Real Estate
Goldman Sachs & Co.	$29,644	$29,644	$—	$—
HSBC Bank PLC	49,834	49,834	—	—

	$79,478	$79,478	$—	$—

Global REIT
Barclays Bank PLC	$307,776	$307,776	$—	$—
BNP Paribas Prime Brokerage International Ltd.	483,072	483,072	—	—
BofA Securities, Inc.	4,580	4,580	—	—
Citigroup Global Markets Inc.	17,635	17,635	—	—
Credit Suisse AG Dublin Branch	91,200	88,859	—	(2,341	)(b)
Deutsche Bank Securities Inc.	103,339	103,339	—	—
Goldman Sachs & Co.	1,071,138	1,044,763	—	(26,375	)(b)
Jefferies LLC	436,108	436,108	—	—
JPMorgan Securities LLC	2,642,343	2,642,343	—	—

	$5,157,191	$5,128,475	$—	$(28,716)

International Developed Real Estate
Goldman Sachs & Co.	$1,638,034	$1,638,034	$—	$—
Morgan Stanley & Co. LLC	1,469,828	1,469,828	—	—

	$3,107,862	$3,107,862	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (unaudited) (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.3500%
Over $121 billion, up to and including $181 billion	0.3325
Over $181 billion, up to and including $231 billion	0.3159
Over $231 billion, up to and including $281 billion	0.3001
Over $281 billion	0.2851

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core U.S. REIT	0.08%
Europe Developed Real Estate	0.48
Global REIT	0.14
International Developed Real Estate	0.48

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Cohen & Steers REIT ETF and iShares Core U.S. REIT ETF (the “Group 1 Funds”), retains 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Europe Developed Real Estate ETF, iShares Global REIT ETF and iShares International Developed Real Estate ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. Prior to January 1, 2019, the Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees.

40	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended October 31, 2019, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Cohen & Steers REIT	$176
Core U.S. REIT	4,570
Europe Developed Real Estate	1,312
Global REIT	12,598
International Developed Real Estate	10,661

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2019, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Cohen & Steers REIT	$2,772,317	$527,181	$(21,337)
Core U.S. REIT	4,552,022	9,635,513	(439,418)
Europe Developed Real Estate	137,654	17,248	714
International Developed Real Estate	1,712,255	94,052	(12,282)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2019, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Cohen & Steers REIT	$271,091,333	$262,736,690
Core U.S. REIT	65,717,644	58,858,349
Europe Developed Real Estate	1,183,340	1,218,048
Global REIT	86,437,746	71,515,965
International Developed Real Estate	23,505,087	30,444,754

For the six months ended October 31, 2019, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cohen & Steers REIT	$176,996,212	$58,328,211
Core U.S. REIT	385,687,991	81,505,901
Europe Developed Real Estate	—	3,732,865
Global REIT	194,164,838	140,621,526
International Developed Real Estate	—	96,207,285

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Cohen & Steers REIT	$95,088,433
Europe Developed Real Estate	2,407,829
International Developed Real Estate	61,047,210

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2019, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers REIT	$2,089,718,467	$489,324,140	$(100,569,830)	$388,754,310
Core U.S. REIT	1,541,964,061	238,223,130	(42,323,083)	195,900,047
Europe Developed Real Estate	28,138,582	5,149,648	(5,587,802)	(438,154)
Global REIT	1,682,620,160	258,091,566	(95,182,231)	162,909,335
International Developed Real Estate	403,672,456	56,670,320	(64,675,884)	(8,005,564)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

42	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/19		Year Ended 04/30/19
iShares ETF	Shares	Amount	Shares	Amount
Cohen & Steers REIT
Shares sold	1,500,000	$177,853,632	3,650,000	$370,046,395
Shares redeemed	(500,000)	(58,501,382)	(10,300,000)	(1,022,408,649)

Net increase (decrease)	1,000,000	$119,352,250	(6,650,000)	$(652,362,254)

Core U.S. REIT
Shares sold	7,250,000	$388,890,378	19,300,000	$940,825,576
Shares redeemed	(1,500,000)	(81,980,351)	(5,550,000)	(266,871,519)

Net increase	5,750,000	$306,910,027	13,750,000	$673,954,057

Europe Developed Real Estate
Shares redeemed	(100,000)	$(3,792,736)	(250,000)	$(9,148,335)

Global REIT
Shares sold	8,050,000	$220,255,259	29,850,000	$760,144,475
Shares redeemed	(5,500,000)	(147,671,010)	(4,950,000)	(128,541,021)

Net increase	2,550,000	$72,584,249	24,900,000	$631,603,454

International Developed Real Estate
Shares sold	—	$—	1,600,000	$43,562,061
Shares redeemed	(3,300,000)	(98,743,433)	(3,100,000)	(91,118,532)

Net decrease	(3,300,000)	$(98,743,433)	(1,500,000)	$(47,556,471)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares International Developed Real Estate ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the Funds are able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision. The appeal was fully briefed on January 18, 2019, and a hearing on Plaintiffs’ appeal took place on November 19, 2019.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

I. iShares Cohen & Steers REIT ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract  (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core U.S. REIT ETF, iShares Europe Developed Real Estate ETF, iShares Global REIT ETF (the “Funds”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Board’s consideration entails a year-long process whereby the Board and its

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Board Review and Approval of Investment Advisory Contract  (continued)

committees (composed solely of Independent Trustees) assess BlackRock’s services to the Funds, including investment management; fund accounting; administrative and shareholder services; oversight of the Funds’ service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising each Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its respective underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Funds and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s estimated profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

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Board Review and Approval of Investment Advisory Contract  (continued)

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Funds increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the types of services and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as a publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, both direct and indirect, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares International Developed Real Estate ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Trustees) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on May 6, 2019 and May 17, 2019, a committee composed of all of the Independent Trustees

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Board Review and Approval of Investment Advisory Contract  (continued)

(the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 17-19, 2019, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2018, to that of relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 17-19, 2019 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by the Adviser, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services, noting that such costs have increased over the past year. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s increased profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFAaffiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

50	2019 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	51

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc. or FTSE International Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2019 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-405-1019

Item 2.     Code of Ethics.

Not applicable to this semi-annual report.

Item 3.     Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.     Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.     Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.     Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

  By: /s/ Armando Senra

  Armando Senra, President (Principal Executive Officer)

  Date:         December 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

  By: /s/ Armando Senra

  Armando Senra, President (Principal Executive Officer)

  Date:         December 31, 2019

  By: /s/ Neal Andrews

  Neal Andrews, Treasurer and Chief Financial Officer (Principal Financial Officer)

  Date:         December 31, 2019